Schedule of Investments
Blue Chip Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .31 % Shares Held Value (000's)
Money Market Funds - 0 .31%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
61,306 $ 61
TOTAL INVESTMENT COMPANIES $ 61
COMMON STOCKS - 99 .64 % Shares Held Value (000's)
Aerospace & Defense - 6 .60%
HEICO Corp - Class A 2,041 $ 314
TransDigm Group Inc 789 972
$ 1,286
Chemicals - 2 .39%
Linde PLC 676 314
Sherwin-Williams Co/The 439 152
$ 466
Commercial Services - 5 .15%
CoStar Group Inc
(c)
5,385 520
Moody's Corp 735 289
S&P Global Inc 455 194
$ 1,003
Distribution & Wholesale - 2 .60%
Copart Inc
(c)
8,749 507
Diversified Financial Services - 11 .80%
Brookfield Asset Management Ltd 3,707 156
Charles Schwab Corp/The 5,356 387
Mastercard Inc 1,884 907
Visa Inc 3,042 849
$ 2,299
Healthcare - Products - 4 .80%
Danaher Corp 2,571 642
IDEXX Laboratories Inc
(c)
242 131
Intuitive Surgical Inc
(c)
157 62
Thermo Fisher Scientific Inc 174 101
$ 936
Insurance - 4 .07%
Progressive Corp/The 3,838 794
Internet - 17 .37%
Alphabet Inc - A Shares
(c)
2,437 368
Alphabet Inc - C Shares
(c)
4,925 750
Amazon.com Inc
(c)
8,821 1,591
Netflix Inc
(c)
1,114 676
$ 3,385
Lodging - 2 .86%
Hilton Worldwide Holdings Inc 2,611 557
Pharmaceuticals - 1 .33%
Zoetis Inc 1,533 259
Private Equity - 7 .24%
Brookfield Corp 22,657 949
KKR & Co Inc 4,582 461
$ 1,410
REITs - 2 .93%
American Tower Corp 2,749 543
SBA Communications Corp 126 27
$ 570
Retail - 3 .94%
CarMax Inc
(c)
1,373 120
Costco Wholesale Corp 270 198
O'Reilly Automotive Inc
(c)
398 449
$ 767
Semiconductors - 1 .26%
NVIDIA Corp 272 246
Software - 22 .58%
Adobe Inc
(c)
1,552 783
Intuit Inc 1,278 831
Microsoft Corp 5,275 2,219
Roper Technologies Inc 949 532
Salesforce Inc 114 35
$ 4,400
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .72%
Union Pacific Corp 2,154 $ 530
TOTAL COMMON STOCKS $ 19,415
Total Investments $ 19,476
Other Assets and Liabilities -  0.05% 10
TOTAL NET ASSETS - 100.00% $ 19,486
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 26 .04%
Technology 23 .84%
Communications 17 .37%
Consumer, Non-cyclical 11 .28%
Consumer, Cyclical 9 .40%
Industrial 9 .32%
Basic Materials 2 .39%
Money Market Funds 0 .31%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 110 $ 1,472 $ 1,521 $ 61
$ 110 $ 1,472 $ 1,521 $ 61
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .89 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .55%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
125,000 $ 13,615
Money Market Funds - 2 .34%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
2,540,913 2,541
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b),(c)
55,001,718 55,002
$ 57,543
TOTAL INVESTMENT COMPANIES $ 71,158
BONDS - 29 .23%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 159
5.40%, 10/01/2048 300 282
Omnicom Group Inc
2.45%, 04/30/2030 160 137
2.60%, 08/01/2031 295 250
$ 828
Aerospace & Defense - 0 .51%
Boeing Co/The
2.75%, 02/01/2026 175 166
2.95%, 02/01/2030 170 147
3.25%, 02/01/2028 325 299
3.25%, 02/01/2035 170 134
3.63%, 02/01/2031 175 154
3.75%, 02/01/2050 235 163
3.95%, 08/01/2059 315 216
4.88%, 05/01/2025 620 613
5.04%, 05/01/2027 310 304
5.15%, 05/01/2030 310 300
5.71%, 05/01/2040 310 297
5.81%, 05/01/2050 505 478
5.88%, 02/15/2040 154 148
General Dynamics Corp
1.15%, 06/01/2026 195 180
2.25%, 06/01/2031 195 165
3.25%, 04/01/2025 80 78
3.50%, 04/01/2027 160 155
3.75%, 05/15/2028 300 290
4.25%, 04/01/2040 160 145
L3Harris Technologies Inc
1.80%, 01/15/2031 90 73
2.90%, 12/15/2029 60 53
3.83%, 04/27/2025 500 492
5.05%, 06/01/2029 150 150
5.40%, 01/15/2027 150 151
5.40%, 07/31/2033 150 151
5.60%, 07/31/2053 55 56
Lockheed Martin Corp
1.85%, 06/15/2030 55 46
3.55%, 01/15/2026 120 117
3.80%, 03/01/2045 375 307
3.90%, 06/15/2032 100 94
4.07%, 12/15/2042 47 41
4.09%, 09/15/2052 389 327
4.15%, 06/15/2053 100 84
4.50%, 02/15/2029 155 154
4.70%, 05/15/2046 25 23
4.75%, 02/15/2034 150 148
4.95%, 10/15/2025 135 135
5.10%, 11/15/2027 150 152
5.20%, 02/15/2064 155 153
5.25%, 01/15/2033 150 154
5.70%, 11/15/2054 150 160
Northrop Grumman Corp
3.20%, 02/01/2027 500 478
3.85%, 04/15/2045 500 402
4.03%, 10/15/2047 300 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp   (continued)
4.70%, 03/15/2033 $ 150 $ 146
4.90%, 06/01/2034 155 152
4.95%, 03/15/2053 115 108
RTX Corp
1.90%, 09/01/2031 170 137
2.25%, 07/01/2030 160 137
2.38%, 03/15/2032 195 161
2.82%, 09/01/2051 175 111
3.03%, 03/15/2052 195 129
3.50%, 03/15/2027 250 240
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 300 245
4.13%, 11/16/2028 435 421
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 34
4.50%, 06/01/2042 375 335
4.63%, 11/16/2048 210 187
4.88%, 10/15/2040 154 144
5.00%, 02/27/2026 110 110
5.15%, 02/27/2033 110 110
5.38%, 02/27/2053 85 84
5.75%, 11/08/2026 150 152
5.75%, 01/15/2029 150 155
6.10%, 03/15/2034 185 198
6.40%, 03/15/2054 185 209
$ 12,539
Agriculture - 0 .36%
Altria Group Inc
2.35%, 05/06/2025 160 155
2.45%, 02/04/2032 190 154
3.40%, 05/06/2030 325 295
3.70%, 02/04/2051 190 133
3.88%, 09/16/2046 60 45
4.00%, 02/04/2061 190 140
4.80%, 02/14/2029 63 62
5.80%, 02/14/2039 380 385
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 803
2.70%, 09/15/2051 195 124
2.90%, 03/01/2032 390 336
4.50%, 08/15/2033 125 121
BAT Capital Corp
2.26%, 03/25/2028 170 151
2.73%, 03/25/2031 170 143
3.46%, 09/06/2029 245 224
3.56%, 08/15/2027 211 200
3.98%, 09/25/2050 170 120
4.54%, 08/15/2047 325 251
5.83%, 02/20/2031 115 116
6.42%, 08/02/2033 155 162
7.08%, 08/02/2043 155 165
7.08%, 08/02/2053 75 81
BAT International Finance PLC
1.67%, 03/25/2026 170 158
5.93%, 02/02/2029 305 313
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 168
Philip Morris International Inc
0.88%, 05/01/2026 175 161
1.75%, 11/01/2030 175 143
2.75%, 02/25/2026 310 297
3.38%, 08/11/2025 375 366
4.13%, 03/04/2043 300 248
4.25%, 11/10/2044 30 25
4.38%, 11/15/2041 61 53
4.50%, 03/20/2042 400 349
4.88%, 02/13/2026 75 75

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc   (continued)
4.88%, 02/15/2028 $ 150 $ 150
4.88%, 02/13/2029 155 154
4.88%, 11/15/2043 35 32
5.13%, 11/17/2027 255 256
5.25%, 02/13/2034 155 154
5.38%, 02/15/2033 150 151
5.50%, 09/07/2030 305 311
5.63%, 11/17/2029 255 263
5.75%, 11/17/2032 130 134
Reynolds American Inc
4.45%, 06/12/2025 155 153
5.70%, 08/15/2035 25 24
5.85%, 08/15/2045 415 385
$ 8,889
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 133 119
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 253 229
Southwest Airlines Co
5.25%, 05/04/2025 480 478
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028 105 102
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 67 57
$ 985
Apparel - 0 .03%
NIKE Inc
2.75%, 03/27/2027 160 151
3.25%, 03/27/2040 160 129
3.38%, 11/01/2046 350 267
3.63%, 05/01/2043 200 164
$ 711
Automobile Manufacturers - 0 .50%
American Honda Finance Corp
1.20%, 07/08/2025 165 157
1.30%, 09/09/2026 195 179
2.25%, 01/12/2029 200 178
4.60%, 04/17/2025 150 149
4.60%, 04/17/2030 150 148
4.70%, 01/12/2028 150 149
4.90%, 01/10/2034 155 153
5.65%, 11/15/2028 150 155
5.80%, 10/03/2025 115 116
5.85%, 10/04/2030 115 120
Ford Motor Co
6.10%, 08/19/2032 225 228
Ford Motor Credit Co LLC
2.70%, 08/10/2026 225 210
5.13%, 06/16/2025 225 223
5.80%, 03/05/2027 305 306
5.80%, 03/08/2029 300 301
6.05%, 03/05/2031 305 307
6.80%, 11/07/2028 300 313
7.12%, 11/07/2033 300 323
7.35%, 11/04/2027 225 236
General Motors Co
5.00%, 10/01/2028 400 398
5.00%, 04/01/2035 200 189
5.40%, 04/01/2048 360 330
6.75%, 04/01/2046 25 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
1.25%, 01/08/2026 $ 190 $ 177
1.50%, 06/10/2026 190 175
2.35%, 02/26/2027 730 674
2.35%, 01/08/2031 190 157
2.40%, 04/10/2028 190 171
2.40%, 10/15/2028 175 155
2.70%, 06/10/2031 190 158
3.80%, 04/07/2025 200 196
4.30%, 07/13/2025 325 320
4.35%, 01/17/2027 305 298
5.40%, 05/08/2027 155 155
5.80%, 01/07/2029 305 310
6.00%, 01/09/2028 150 154
6.40%, 01/09/2033
(d)
150 157
Honda Motor Co Ltd
2.53%, 03/10/2027 390 365
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 155
PACCAR Financial Corp
3.55%, 08/11/2025 175 171
4.60%, 01/31/2029 150 149
Toyota Motor Corp
1.34%, 03/25/2026
(d)
385 359
3.67%, 07/20/2028 200 195
5.12%, 07/13/2028 150 153
Toyota Motor Credit Corp
0.80%, 10/16/2025 210 197
1.15%, 08/13/2027 165 146
1.65%, 01/10/2031 190 155
1.90%, 01/13/2027 200 185
1.90%, 09/12/2031 195 160
3.65%, 08/18/2025 115 113
4.45%, 06/29/2029 155 153
4.55%, 09/20/2027 95 94
4.55%, 05/17/2030 295 290
4.63%, 01/12/2028 300 299
4.80%, 01/05/2034 210 207
5.00%, 03/19/2027 190 191
5.10%, 03/21/2031 150 151
5.40%, 11/20/2026 225 228
$ 12,268
Automobile Parts & Equipment - 0 .01%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 175 152
Banks - 5 .81%
Banco Santander SA
1.85%, 03/25/2026 400 374
2.75%, 05/28/2025 200 193
2.75%, 12/03/2030 400 331
3.22%, 11/22/2032
(e)
200 166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 181
5.29%, 08/18/2027 200 200
5.59%, 08/08/2028 400 406
6.94%, 11/07/2033 400 442
Bank of America Corp
1.32%, 06/19/2026
(e)
320 304
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
365 340
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
380 350
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
370 304
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
340 277
Secured Overnight Financing Rate + 1.37%

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.09%, 06/14/2029
(e)
$ 190 $ 168
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 311
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
385 308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 276
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
390 362
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
355 295
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
570 482
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
670 477
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
880 575
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
390 332
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
380 256
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 304
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 38
3.31%, 04/22/2042
(e)
380 293
Secured Overnight Financing Rate + 1.58%
3.38%, 04/02/2026
(e)
195 191
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
1,041 977
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 142
Secured Overnight Financing Rate + 1.65%
3.50%, 04/19/2026 345 335
3.59%, 07/21/2028
(e)
500 475
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
400 385
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.88%, 08/01/2025 30 30
3.95%, 04/21/2025 480 472
3.97%, 02/07/2030
(e)
500 474
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 228
4.27%, 07/23/2029
(e)
360 347
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 267
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
470 459
Secured Overnight Financing Rate + 1.58%
4.44%, 01/20/2048
(e)
30 26
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
4.57%, 04/27/2033
(e)
590 560
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
340 337
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 25 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.02%, 07/22/2033
(e)
$ 340 $ 335
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
255 254
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
295 295
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 294
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(e)
185 186
Secured Overnight Financing Rate + 1.65%
5.82%, 09/15/2029
(e)
305 313
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 316
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 228 243
5.93%, 09/15/2027
(e)
305 309
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 400 425
7.75%, 05/14/2038 250 303
Bank of America NA
5.53%, 08/18/2026 260 263
5.65%, 08/18/2025 250 252
6.00%, 10/15/2036 250 265
Bank of Montreal
0.95%, 01/22/2027
(e)
190 176
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 144
3.09%, 01/10/2037
(e)
400 327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 175 172
4.70%, 09/14/2027 105 104
5.30%, 06/05/2026 150 150
5.72%, 09/25/2028 305 313
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 185 171
1.60%, 04/24/2025 140 135
1.65%, 07/14/2028
(d)
150 132
2.05%, 01/26/2027
(d)
200 185
2.50%, 01/26/2032 200 168
3.99%, 06/13/2028
(e)
175 170
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
170 168
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
110 108
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
110 109
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
110 108
Secured Overnight Financing Rate + 1.61%
5.19%, 03/14/2035
(e)
195 194
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(e)
150 157
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
295 311
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 190 176
1.30%, 06/11/2025 160 153
1.30%, 09/15/2026 195 178
2.15%, 08/01/2031 190 156
2.70%, 08/03/2026 170 161
4.50%, 12/16/2025 500 492
4.85%, 02/01/2030
(d)
245 243
5.35%, 12/07/2026 155 156

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(e)
$ 420 $ 386
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.65%, 06/24/2031
(e)
320 270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(e)
200 166
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(e)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 154
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 830 801
4.38%, 01/12/2026 200 196
4.97%, 05/16/2029
(e)
210 206
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
335 334
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
300 301
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
300 302
Secured Overnight Financing Rate + 1.74%
6.22%, 05/09/2034
(e)
295 304
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
230 235
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
305 325
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(e)
305 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
305 339
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 190 175
3.30%, 04/07/2025 375 367
5.00%, 04/28/2028 145 144
5.93%, 10/02/2026 150 153
5.99%, 10/03/2028
(d)
150 156
Citibank NA
5.80%, 09/29/2028 250 259
5.86%, 09/29/2025 250 252
Citigroup Inc
1.12%, 01/28/2027
(e)
185 171
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(e)
370 340
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
175 143
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
520 434
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
320 273
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 273
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 140
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 138
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 157
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 770 733
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.67%, 07/24/2028
(e)
$ 650 $ 618
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
395 353
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
400 386
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 230
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
330 282
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 525 512
4.40%, 06/10/2025 780 769
4.45%, 09/29/2027 20 19
4.60%, 03/09/2026 60 59
4.65%, 07/30/2045 222 200
4.66%, 05/24/2028
(e)
365 359
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 222
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(e)
310 309
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 25 24
5.50%, 09/13/2025 325 325
5.61%, 09/29/2026
(e)
395 396
Secured Overnight Financing Rate + 1.55%
5.83%, 02/13/2035
(e)
155 153
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 328 347
6.17%, 05/25/2034
(e)
295 300
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
305 322
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 120
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 169
Cooperatieve Rabobank UA
5.25%, 05/24/2041 500 512
5.25%, 08/04/2045 250 245
5.75%, 12/01/2043 250 255
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 305 303
5.50%, 07/18/2025 300 301
Credit Suisse AG/New York NY
1.25%, 08/07/2026 250 228
5.00%, 07/09/2027 275 272
Deutsche Bank AG/New York NY
1.69%, 03/19/2026 500 468
2.13%, 11/24/2026
(e)
200 189
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 500 488
5.37%, 09/09/2027 325 327
6.72%, 01/18/2029
(e)
300 310
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 314
Secured Overnight Financing Rate + 3.65%
Discover Bank
2.70%, 02/06/2030 250 215
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
150 143
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
150 150
Secured Overnight Financing Rate + 1.84%

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp   (continued)
6.34%, 07/27/2029
(e)
$ 225 $ 232
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
3.85%, 03/15/2026 700 674
Goldman Sachs Group Inc/The
1.09%, 12/09/2026
(e)
315 293
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
385 357
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
190 174
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
400 368
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
475 384
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 234
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 410 359
2.62%, 04/22/2032
(e)
380 319
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
300 279
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 162
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
385 277
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
780 667
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 143
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
385 298
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(e)
950 901
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 58
4.22%, 05/01/2029
(e)
415 399
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.25%, 10/21/2025 680 667
4.41%, 04/23/2039
(e)
180 161
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 274
Secured Overnight Financing Rate + 1.73%
4.80%, 07/08/2044 25 23
5.15%, 05/22/2045 310 300
6.48%, 10/24/2029
(e)
295 310
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(d),(e)
145 158
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 530 579
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
400 368
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
250 239
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
335 300
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
320 307
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 167
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
200 168
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 172
Secured Overnight Financing Rate + 2.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
2.87%, 11/22/2032
(e)
$ 400 $ 334
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
400 374
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 482
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.29%, 09/12/2026
(e)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.61%
4.58%, 06/19/2029
(e)
365 354
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 196
Secured Overnight Financing Rate + 2.11%
4.95%, 03/31/2030 200 199
5.25%, 03/14/2044 300 284
5.40%, 08/11/2033
(e)
335 334
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
310 312
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
310 314
Secured Overnight Financing Rate + 1.78%
5.89%, 08/14/2027
(e)
300 303
Secured Overnight Financing Rate + 1.57%
6.10%, 01/14/2042 174 188
6.16%, 03/09/2029
(e)
200 205
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 274
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 231
Secured Overnight Financing Rate + 2.65%
6.50%, 05/02/2036 420 451
6.55%, 06/20/2034
(e)
295 306
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 324
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 94
Huntington National Bank/The
5.65%, 01/10/2030 305 307
ING Groep NV
1.73%, 04/01/2027
(e)
200 186
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(e)
200 170
Secured Overnight Financing Rate + 1.32%
5.34%, 03/19/2030
(e)
300 299
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
230 239
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
380 352
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
360 336
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
155 141
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
380 352
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
360 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
380 310
Secured Overnight Financing Rate + 1.07%

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.07%, 06/01/2029
(e)
$ 295 $ 262
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
460 443
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
265 242
Secured Overnight Financing Rate + 1.89%
2.52%, 04/22/2031
(e)
380 328
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 126
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
390 325
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
380 321
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 230
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 300 286
2.96%, 05/13/2031
(e)
350 306
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
380 290
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
730 507
Secured Overnight Financing Rate + 2.44%
3.30%, 04/01/2026 500 484
3.33%, 04/22/2052
(e)
380 276
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
400 378
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 24
3.88%, 07/24/2038
(e)
500 432
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 300 295
3.96%, 11/15/2048
(e)
400 327
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 259
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 25
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
300 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.32%, 04/26/2028
(e)
585 571
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
535 522
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
390 374
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
170 169
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 333
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 55 52
5.01%, 01/23/2030
(e)
365 363
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.04%, 01/23/2028
(e)
$ 350 $ 349
Secured Overnight Financing Rate + 1.19%
5.30%, 07/24/2029
(e)
300 302
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
215 216
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
520 522
Secured Overnight Financing Rate + 1.85%
5.40%, 01/06/2042 102 104
5.60%, 07/15/2041 154 161
5.63%, 08/16/2043 180 187
5.72%, 09/14/2033
(e)
325 331
Secured Overnight Financing Rate + 2.58%
6.07%, 10/22/2027
(e)
295 301
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
295 307
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 315
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 309
JPMorgan Chase Bank NA
5.11%, 12/08/2026 305 306
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 248
KeyCorp
2.25%, 04/06/2027 410 369
2.55%, 10/01/2029 310 262
Korea Development Bank/The
0.80%, 04/27/2026 350 322
4.00%, 09/08/2025 200 197
4.38%, 02/15/2028 305 302
4.50%, 02/15/2029 305 302
5.38%, 10/23/2026 295 298
5.63%, 10/23/2033 200 212
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 222
0.00%, 06/29/2037
(f)
200 111
0.38%, 07/18/2025 580 547
0.63%, 01/22/2026 790 734
1.00%, 10/01/2026 290 266
2.00%, 05/02/2025 380 368
2.88%, 04/03/2028 275 260
3.00%, 05/20/2027 520 498
3.13%, 06/10/2025 770 753
3.63%, 04/01/2026 450 441
3.75%, 02/15/2028 225 220
3.88%, 06/15/2028 360 353
4.00%, 03/15/2029 90 89
4.13%, 07/15/2033 300 295
4.38%, 03/01/2027 310 309
4.38%, 02/28/2034 170 171
4.63%, 08/07/2026 305 305
4.75%, 10/29/2030 295 302
5.13%, 09/29/2025 295 296
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 158
0.88%, 09/03/2030 330 266
2.38%, 06/10/2025 600 582
3.88%, 09/28/2027 205 201
3.88%, 06/14/2028 295 289
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
430 403
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 496
4.45%, 05/08/2025 400 395
4.65%, 03/24/2026 500 490

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
4.98%, 08/11/2033
(e)
$ 335 $ 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 200 188
5.68%, 01/05/2035
(e)
305 307
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
305 308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 190
1.54%, 07/20/2027
(e)
400 368
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 250 210
2.56%, 02/25/2030 200 174
2.76%, 09/13/2026 200 189
3.20%, 07/18/2029 200 183
3.75%, 07/18/2039 550 474
3.85%, 03/01/2026 350 342
4.08%, 04/19/2028
(e)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
325 327
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(e)
200 193
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.26%, 07/09/2032
(e)
200 164
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
400 363
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
305 313
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.99%, 12/10/2026
(e)
$ 280 $ 259
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(e)
380 349
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
270 250
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
710 568
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 84
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
475 458
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
380 310
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 112
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 210
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 149
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
240 157
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
280 238
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 680 650
3.22%, 04/22/2042
(e)
190 145
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 28
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 512
3.77%, 01/24/2029
(e)
360 343
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 48
3.97%, 07/22/2038 15 13
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 29
4.21%, 04/20/2028
(e)
390 379
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 44
4.35%, 09/08/2026 30 29
4.38%, 01/22/2047 30 26
4.68%, 07/17/2026
(e)
170 168
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
225 218
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 525 522
5.05%, 01/28/2027
(e)
225 224
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
300 299
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 150
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
230 230
Secured Overnight Financing Rate + 1.45%
5.25%, 04/21/2034
(e)
295 293
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
300 301
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
300 303
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
155 156
Secured Overnight Financing Rate + 1.73%
5.60%, 03/24/2051
(e)
500 524
Secured Overnight Financing Rate + 4.84%

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.95%, 01/19/2038
(e)
$ 150 $ 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
295 298
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
295 305
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
295 316
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 620 700
6.41%, 11/01/2029
(e)
300 315
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 202
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 298
5.48%, 07/16/2025 300 301
National Australia Bank Ltd/New York
4.79%, 01/10/2029 250 250
4.90%, 06/13/2028 295 296
4.97%, 01/12/2026 300 300
NatWest Group PLC
1.64%, 06/14/2027
(e)
265 244
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.80%, 04/05/2026 500 494
4.89%, 05/18/2029
(e)
400 392
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 393
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
3.95%, 10/30/2025 500 490
4.00%, 05/10/2027 130 127
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 318
2.88%, 05/23/2025 430 420
3.63%, 09/09/2027 125 122
4.13%, 01/20/2026 150 148
4.25%, 03/01/2028 300 298
PNC Bank NA
2.70%, 10/22/2029 250 217
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
150 123
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 140
2.60%, 07/23/2026 490 464
3.45%, 04/23/2029 300 280
4.63%, 06/06/2033
(e)
105 98
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
240 238
Secured Overnight Financing Rate + 1.09%
5.30%, 01/21/2028
(e)
155 155
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
105 105
Secured Overnight Financing Rate + 1.62%
5.68%, 01/22/2035
(e)
75 76
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
305 313
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
220 226
Secured Overnight Financing Rate + 1.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
1.15%, 07/14/2026 $ 190 $ 174
1.20%, 04/27/2026 175 162
3.63%, 05/04/2027 115 111
3.88%, 05/04/2032 225 208
4.90%, 01/12/2028 300 300
4.95%, 04/25/2025 145 144
4.95%, 02/01/2029 265 266
5.00%, 05/02/2033
(d)
145 144
5.20%, 07/20/2026 150 150
6.00%, 11/01/2027 150 155
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
270 245
Secured Overnight Financing Rate + 1.25%
4.50%, 07/17/2025 780 767
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(e)
200 183
Secured Overnight Financing Rate + 0.99%
2.47%, 01/11/2028
(e)
200 184
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(e)
145 134
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 140 117
2.40%, 01/24/2030
(d)
160 141
2.65%, 05/19/2026 60 57
3.55%, 08/18/2025 225 220
4.42%, 05/13/2033
(e)
365 349
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
65 63
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
150 150
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 156
5.68%, 11/21/2029
(e)
150 154
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(e)
90 91
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 286
1.90%, 09/17/2028 400 350
2.13%, 07/08/2030 530 444
2.14%, 09/23/2030 170 141
2.30%, 01/12/2041 200 138
2.75%, 01/15/2030 200 177
2.93%, 09/17/2041 195 147
3.04%, 07/16/2029 200 181
3.36%, 07/12/2027 450 428
3.45%, 01/11/2027 140 134
3.78%, 03/09/2026 500 487
5.46%, 01/13/2026 215 216
5.77%, 01/13/2033 200 208
5.80%, 07/13/2028 300 309
5.81%, 09/14/2033 230 241
6.18%, 07/13/2043 150 166
Toronto-Dominion Bank/The
1.15%, 06/12/2025 330 314
1.20%, 06/03/2026 190 175
1.95%, 01/12/2027
(d)
400 370
2.00%, 09/10/2031 195 159
3.20%, 03/10/2032 195 172
3.77%, 06/06/2025 70 69
4.11%, 06/08/2027 70 68
4.46%, 06/08/2032 175 168
4.69%, 09/15/2027 565 560

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The   (continued)
4.99%, 04/05/2029
(g)
$ 305 $ 305
5.10%, 01/09/2026 150 150
5.52%, 07/17/2028 150 153
5.53%, 07/17/2026 150 151
Truist Bank
3.63%, 09/16/2025 250 243
Truist Financial Corp
1.13%, 08/03/2027 215 189
1.20%, 08/05/2025 365 345
1.27%, 03/02/2027
(e)
60 55
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
175 152
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 239
4.12%, 06/06/2028
(e)
135 130
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 147
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
150 144
Secured Overnight Financing Rate + 1.85%
5.44%, 01/24/2030
(e)
75 75
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
60 60
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
150 152
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
150 151
Secured Overnight Financing Rate + 1.63%
UBS Group AG
4.88%, 05/15/2045 250 232
US Bancorp
1.38%, 07/22/2030 415 333
2.22%, 01/27/2028
(e)
155 143
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 950 849
3.15%, 04/27/2027 25 24
4.65%, 02/01/2029
(e)
130 127
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 123
Secured Overnight Financing Rate + 1.60%
5.38%, 01/23/2030
(e)
60 60
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
45 45
Secured Overnight Financing Rate + 1.86%
5.73%, 10/21/2026
(e)
150 151
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
295 301
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 153
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.19%, 04/30/2026
(e)
525 506
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
475 435
Secured Overnight Financing Rate + 2.10%
3.00%, 04/22/2026 500 478
3.00%, 10/23/2026 530 502
3.07%, 04/30/2041
(e)
480 359
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
465 403
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
500 475
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.91%, 04/25/2026
(e)
$ 390 $ 383
Secured Overnight Financing Rate + 1.32%
4.10%, 06/03/2026 600 584
4.40%, 06/14/2046 385 320
4.48%, 04/04/2031
(e)
245 235
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
390 345
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 330 288
4.81%, 07/25/2028
(e)
170 167
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
340 328
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 520 468
5.01%, 04/04/2051
(e)
325 305
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(e)
305 304
Secured Overnight Financing Rate + 1.50%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 209
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
305 306
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
450 452
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
450 455
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 44
6.30%, 10/23/2029
(e)
295 307
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 316
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 251
5.45%, 08/07/2026 305 307
5.95%, 08/26/2036 750 775
6.60%, 01/15/2038 250 273
Westpac Banking Corp
1.15%, 06/03/2026 190 175
1.95%, 11/20/2028 200 176
2.15%, 06/03/2031 190 159
2.65%, 01/16/2030 155 139
2.96%, 11/16/2040 80 56
3.02%, 11/18/2036
(e)
150 123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 141
3.74%, 08/26/2025 110 108
4.04%, 08/26/2027
(d)
110 108
4.11%, 07/24/2034
(e)
165 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 145
5.46%, 11/18/2027 560 571
$ 142,976
Beverages - 0 .55%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 156 152
4.70%, 02/01/2036 880 851
4.90%, 02/01/2046 890 846
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 23

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 $ 295 $ 275
4.35%, 06/01/2040 605 548
4.75%, 01/23/2029 560 560
5.00%, 06/15/2034 150 151
5.45%, 01/23/2039 500 516
5.80%, 01/23/2059 595 640
8.20%, 01/15/2039 51 66
Coca-Cola Co/The
1.00%, 03/15/2028 340 298
1.38%, 03/15/2031 340 276
1.45%, 06/01/2027 360 328
1.50%, 03/05/2028 190 170
1.65%, 06/01/2030 260 219
2.13%, 09/06/2029 165 146
2.25%, 01/05/2032
(d)
195 166
2.50%, 06/01/2040 260 189
2.50%, 03/15/2051 170 108
2.60%, 06/01/2050 260 170
2.88%, 05/05/2041 195 147
3.00%, 03/05/2051 285 203
3.38%, 03/25/2027 160 155
Constellation Brands Inc
2.25%, 08/01/2031 170 140
3.15%, 08/01/2029 630 574
4.35%, 05/09/2027 160 157
4.90%, 05/01/2033 75 74
Diageo Capital PLC
2.13%, 04/29/2032 200 163
2.38%, 10/24/2029 200 177
5.30%, 10/24/2027 295 299
5.63%, 10/05/2033 200 210
5.88%, 09/30/2036 139 150
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 158
3.35%, 03/15/2051 190 133
3.95%, 04/15/2029 110 105
4.05%, 04/15/2032 110 103
4.50%, 04/15/2052 110 94
5.10%, 03/15/2027 190 190
Molson Coors Beverage Co
3.00%, 07/15/2026 530 506
5.00%, 05/01/2042 50 47
PepsiCo Inc
1.40%, 02/25/2031 165 133
1.63%, 05/01/2030 95 80
1.95%, 10/21/2031 165 137
2.38%, 10/06/2026 670 633
2.63%, 07/29/2029 170 155
2.63%, 10/21/2041 160 116
2.75%, 10/21/2051 160 107
2.85%, 02/24/2026 500 483
2.88%, 10/15/2049 160 111
3.60%, 02/18/2028 170 164
4.20%, 07/18/2052 60 52
4.45%, 05/15/2028
(d)
150 150
4.45%, 02/15/2033
(d)
250 251
5.25%, 11/10/2025 225 226
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 154
$ 13,435
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 180 157
2.00%, 01/15/2032 180 146
2.20%, 02/21/2027 790 732
2.45%, 02/21/2030 160 140
2.60%, 08/19/2026 500 473
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
3.00%, 02/22/2029 $ 200 $ 185
3.00%, 01/15/2052 180 122
3.15%, 02/21/2040 860 661
3.38%, 02/21/2050 160 117
4.20%, 03/01/2033 165 154
4.20%, 02/22/2052 200 164
4.40%, 05/01/2045 40 35
4.66%, 06/15/2051 300 266
4.88%, 03/01/2053 165 150
5.15%, 03/02/2028 270 272
5.25%, 03/02/2030 130 132
5.25%, 03/02/2033 155 156
5.60%, 03/02/2043 310 315
5.65%, 03/02/2053 310 316
5.75%, 03/02/2063 230 235
Baxalta Inc
4.00%, 06/23/2025 50 49
5.25%, 06/23/2045 130 127
Biogen Inc
2.25%, 05/01/2030 115 97
5.20%, 09/15/2045 540 511
Gilead Sciences Inc
1.65%, 10/01/2030 165 136
2.60%, 10/01/2040 85 60
2.80%, 10/01/2050 165 108
2.95%, 03/01/2027 530 504
4.00%, 09/01/2036 300 269
4.60%, 09/01/2035 500 479
5.25%, 10/15/2033 150 153
5.55%, 10/15/2053 150 155
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 135
Royalty Pharma PLC
1.75%, 09/02/2027 310 277
2.20%, 09/02/2030 160 133
3.30%, 09/02/2040 160 119
$ 8,240
Building Materials - 0 .18%
Carrier Global Corp
2.49%, 02/15/2027 36 34
2.72%, 02/15/2030 320 283
3.38%, 04/05/2040 300 235
3.58%, 04/05/2050 160 119
5.80%, 11/30/2025 150 151
5.90%, 03/15/2034 150 158
6.20%, 03/15/2054 60 66
Johnson Controls International plc
4.50%, 02/15/2047 500 431
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 385 312
Martin Marietta Materials Inc
2.50%, 03/15/2030 500 436
3.20%, 07/15/2051 190 133
Masco Corp
1.50%, 02/15/2028 190 166
4.50%, 05/15/2047 525 447
Owens Corning
4.40%, 01/30/2048 300 249
Trane Technologies Financing Ltd
3.80%, 03/21/2029 600 571
4.65%, 11/01/2044 300 273
Vulcan Materials Co
3.50%, 06/01/2030 295 270
$ 4,334

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .35%
Air Products and Chemicals Inc
1.85%, 05/15/2027 $ 655 $ 601
2.80%, 05/15/2050 155 104
4.60%, 02/08/2029 155 154
4.80%, 03/03/2033 155 154
Albemarle Corp
5.45%, 12/01/2044 150 139
Celanese US Holdings LLC
6.17%, 07/15/2027 345 351
6.38%, 07/15/2032 345 358
Dow Chemical Co/The
2.10%, 11/15/2030 165 139
3.60%, 11/15/2050 165 120
4.38%, 11/15/2042 230 197
4.80%, 05/15/2049 300 264
5.15%, 02/15/2034 155 155
5.25%, 11/15/2041 280 266
9.40%, 05/15/2039 30 40
DuPont de Nemours Inc
4.73%, 11/15/2028 475 474
5.32%, 11/15/2038 500 500
5.42%, 11/15/2048 245 245
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 68
1.65%, 02/01/2027 350 321
2.13%, 08/15/2050 85 50
2.75%, 08/18/2055 307 196
4.80%, 03/24/2030 160 161
EIDP Inc
1.70%, 07/15/2025 185 177
Linde Inc/CT
1.10%, 08/10/2030 165 133
LYB International Finance III LLC
1.25%, 10/01/2025 84 79
2.25%, 10/01/2030 165 139
3.63%, 04/01/2051 165 117
4.20%, 10/15/2049 125 98
5.63%, 05/15/2033
(d)
150 154
LyondellBasell Industries NV
4.63%, 02/26/2055 20 17
Nutrien Ltd
4.20%, 04/01/2029 600 579
4.90%, 06/01/2043 200 182
5.80%, 03/27/2053 155 158
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 190 176
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 130
2.30%, 05/15/2030 160 137
2.95%, 08/15/2029 450 408
3.30%, 05/15/2050 160 113
3.80%, 08/15/2049 175 138
Westlake Corp
3.13%, 08/15/2051
(d)
190 123
3.60%, 08/15/2026 350 336
$ 8,695
Coal - 0 .03%
Teck Resources Ltd
3.90%, 07/15/2030 695 641
Commercial Mortgage Backed Securities - 1 .09%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,755
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,243
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 $ 1,000 $ 955
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 979
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 980
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 967
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 397 390
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
729 688
2.53%, 09/25/2024 621 612
2.70%, 06/25/2025
(h)
1,333 1,292
2.82%, 02/25/2027
(h)
658 625
2.96%, 02/25/2027
(h)
825 784
2.99%, 12/25/2027
(h)
694 655
3.36%, 07/25/2028
(h)
2,022 1,924
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 1,050 1,007
3.06%, 12/25/2024 490 482
3.41%, 12/25/2026 1,500 1,449
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 954
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 1,242 1,208
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,396
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 990
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 821 801
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,368
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 937
Wells Fargo Commercial Mortgage Trust 2015-C28
3.29%, 05/15/2048 1,482 1,444
$ 26,885
Commercial Services - 0 .21%
American University/The
3.67%, 04/01/2049 125 101
Automatic Data Processing Inc
1.70%, 05/15/2028 195 175
3.38%, 09/15/2025 500 489
California Institute of Technology
4.32%, 08/01/2045 80 73
Global Payments Inc
1.20%, 03/01/2026 370 342
3.20%, 08/15/2029 170 153
4.15%, 08/15/2049 85 66
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 238
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 190
4.68%, 07/01/2114 250 228
Moody's Corp
4.25%, 08/08/2032 175 167
5.25%, 07/15/2044 250 246
PayPal Holdings Inc
1.65%, 06/01/2025 160 154
2.30%, 06/01/2030 160 138
2.85%, 10/01/2029 160 145
3.90%, 06/01/2027 185 180
4.40%, 06/01/2032 185 179

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
1.25%, 08/15/2030 $ 165 $ 133
2.45%, 03/01/2027 295 276
2.50%, 12/01/2029 120 106
3.25%, 12/01/2049 120 87
3.70%, 03/01/2052 295 234
5.25%, 09/15/2033
(i)
150 153
University of Southern California
5.25%, 10/01/2111 30 31
Verisk Analytics Inc
4.00%, 06/15/2025 500 491
William Marsh Rice University
3.57%, 05/15/2045 500 411
$ 5,186
Computers - 0 .61%
Apple Inc
0.55%, 08/20/2025 525 494
0.70%, 02/08/2026 350 325
1.13%, 05/11/2025 550 527
1.20%, 02/08/2028 345 305
1.25%, 08/20/2030 525 429
1.40%, 08/05/2028 190 167
1.65%, 05/11/2030
(d)
160 135
1.65%, 02/08/2031 175 145
1.70%, 08/05/2031 385 317
2.20%, 09/11/2029 165 147
2.38%, 02/08/2041 175 125
2.40%, 08/20/2050 525 331
2.65%, 05/11/2050 160 106
2.65%, 02/08/2051 175 115
2.70%, 08/05/2051 285 189
2.80%, 02/08/2061 175 112
2.90%, 09/12/2027 655 620
2.95%, 09/11/2049 165 117
3.20%, 05/13/2025 445 436
3.20%, 05/11/2027 320 306
3.25%, 08/08/2029 175 164
3.35%, 02/09/2027 535 517
3.35%, 08/08/2032 175 161
3.45%, 02/09/2045 30 24
3.75%, 09/12/2047 115 95
3.75%, 11/13/2047 150 124
3.85%, 05/04/2043 300 260
3.95%, 08/08/2052 175 147
4.30%, 05/10/2033
(d)
295 294
4.65%, 02/23/2046 885 851
4.85%, 05/10/2053
(d)
295 293
Dell International LLC / EMC Corp
3.38%, 12/15/2041 200 149
3.45%, 12/15/2051 145 102
5.25%, 02/01/2028 150 152
5.40%, 04/15/2034 225 226
6.02%, 06/15/2026 317 321
8.10%, 07/15/2036 138 167
8.35%, 07/15/2046 83 107
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 300 298
6.20%, 10/15/2035 80 85
6.35%, 10/15/2045 195 209
HP Inc
2.20%, 06/17/2025 240 231
3.00%, 06/17/2027 240 225
4.75%, 01/15/2028 175 174
6.00%, 09/15/2041 154 160
IBM International Capital Pte Ltd
4.75%, 02/05/2031 310 304
4.90%, 02/05/2034 310 304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
2.20%, 02/09/2027 $ 100 $ 93
3.30%, 05/15/2026 800 772
3.50%, 05/15/2029 470 443
4.00%, 07/27/2025 165 162
4.00%, 06/20/2042 35 30
4.15%, 05/15/2039 230 203
4.25%, 05/15/2049 340 289
4.40%, 07/27/2032
(d)
165 159
4.50%, 02/06/2028
(d)
115 114
4.70%, 02/19/2046 185 170
5.10%, 02/06/2053 150 145
5.60%, 11/30/2039 92 96
5.88%, 11/29/2032 200 213
6.22%, 08/01/2027 351 366
NetApp Inc
2.38%, 06/22/2027 160 147
$ 14,994
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 284
3.95%, 08/01/2047 300 243
Clorox Co/The
1.80%, 05/15/2030 160 134
Kimberly-Clark Corp
2.75%, 02/15/2026 400 385
2.88%, 02/07/2050 160 110
$ 1,156
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
3.10%, 08/15/2025 175 171
3.25%, 08/15/2032 175 158
4.60%, 03/01/2028 155 157
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 141
2.38%, 12/01/2029 240 211
Haleon US Capital LLC
3.38%, 03/24/2027 475 455
3.63%, 03/24/2032 370 333
4.00%, 03/24/2052 250 201
Kenvue Inc
4.90%, 03/22/2033 155 155
5.05%, 03/22/2028 155 157
5.05%, 03/22/2053 155 152
5.10%, 03/22/2043 155 154
Procter & Gamble Co/The
0.55%, 10/29/2025 240 224
1.20%, 10/29/2030 340 278
1.90%, 02/01/2027 115 107
2.30%, 02/01/2032 115 99
2.80%, 03/25/2027 660 628
3.55%, 03/25/2040 160 137
3.95%, 01/26/2028
(d)
150 148
Unilever Capital Corp
1.38%, 09/14/2030 170 138
2.13%, 09/06/2029 115 101
4.88%, 09/08/2028 150 152
5.90%, 11/15/2032 230 248
$ 4,705
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 233
Diversified Financial Services - 0 .80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 159
2.45%, 10/29/2026 225 209
3.00%, 10/29/2028 245 222

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust   (continued)
3.30%, 01/30/2032 $ 380 $ 326
3.40%, 10/29/2033 275 232
3.88%, 01/23/2028 300 284
5.10%, 01/19/2029 150 149
6.10%, 01/15/2027 305 310
Air Lease Corp
1.88%, 08/15/2026 200 184
2.10%, 09/01/2028 385 337
2.88%, 01/15/2026 385 368
2.88%, 01/15/2032 200 168
3.25%, 10/01/2029 95 86
5.10%, 03/01/2029 155 154
Ally Financial Inc
2.20%, 11/02/2028 190 163
4.75%, 06/09/2027 160 155
8.00%, 11/01/2031 540 602
American Express Co
1.65%, 11/04/2026 1,000 917
3.30%, 05/03/2027 30 29
4.05%, 05/03/2029 75 73
4.05%, 12/03/2042 25 22
4.99%, 05/01/2026
(e)
550 547
Secured Overnight Financing Rate + 1.00%
5.10%, 02/16/2028
(e)
155 155
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
150 151
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
150 151
Secured Overnight Financing Rate + 0.97%
6.34%, 10/30/2026
(e)
150 152
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(e)
75 80
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 150 123
2.40%, 04/30/2030 125 109
Capital One Financial Corp
1.88%, 11/02/2027
(e)
125 114
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
190 146
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 850 819
4.20%, 10/29/2025 30 29
4.93%, 05/10/2028
(e)
255 252
Secured Overnight Financing Rate + 2.06%
5.70%, 02/01/2030
(d),(e)
155 156
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
150 150
Secured Overnight Financing Rate + 2.60%
6.05%, 02/01/2035
(e)
75 76
Secured Overnight Financing Rate + 2.26%
6.31%, 06/08/2029
(e)
150 154
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 249
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 315 290
1.15%, 05/13/2026 195 180
1.65%, 03/11/2031 315 252
1.95%, 12/01/2031 195 157
2.00%, 03/20/2028 385 345
3.45%, 02/13/2026 250 242
5.64%, 05/19/2029
(e)
150 152
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The   (continued)
6.14%, 08/24/2034
(e)
$ 155 $ 162
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
150 156
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 204
Credit Suisse USA Inc
7.13%, 07/15/2032 300 336
Discover Financial Services
4.10%, 02/09/2027 500 482
Intercontinental Exchange Inc
1.85%, 09/15/2032 125 98
2.10%, 06/15/2030 160 136
2.65%, 09/15/2040 165 119
3.00%, 09/15/2060 165 104
3.75%, 12/01/2025 50 49
4.00%, 09/15/2027 365 354
4.25%, 09/21/2048 150 129
4.60%, 03/15/2033 185 180
4.95%, 06/15/2052 335 315
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 136
4.15%, 01/23/2030 400 375
6.50%, 01/20/2043 200 209
Mastercard Inc
2.00%, 11/18/2031 170 141
2.95%, 11/21/2026 500 477
2.95%, 03/15/2051 190 133
3.35%, 03/26/2030 80 74
3.85%, 03/26/2050 560 463
4.88%, 03/09/2028 155 157
Nasdaq Inc
2.50%, 12/21/2040 185 125
5.35%, 06/28/2028 150 152
5.95%, 08/15/2053 35 37
Nomura Holdings Inc
1.85%, 07/16/2025 330 314
2.33%, 01/22/2027 385 355
2.68%, 07/16/2030 330 283
5.84%, 01/18/2028 300 305
6.09%, 07/12/2033
(d)
300 318
Synchrony Financial
4.50%, 07/23/2025 20 20
Visa Inc
1.10%, 02/15/2031 165 132
1.90%, 04/15/2027 475 439
2.00%, 08/15/2050 165 97
2.05%, 04/15/2030 155 134
2.70%, 04/15/2040 155 116
3.15%, 12/14/2025 600 583
3.65%, 09/15/2047 85 69
4.15%, 12/14/2035 215 204
4.30%, 12/14/2045 375 338
Western Union Co/The
6.20%, 11/17/2036 200 206
$ 19,754
Electric - 2 .00%
AEP Texas Inc
2.10%, 07/01/2030 165 137
3.45%, 01/15/2050 55 39
3.45%, 05/15/2051 195 134
4.70%, 05/15/2032 65 62
5.25%, 05/15/2052 65 61
AEP Transmission Co LLC
2.75%, 08/15/2051 190 119
4.00%, 12/01/2046 400 330
4.50%, 06/15/2052 90 79

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
AEP Transmission Co LLC   (continued)
5.40%, 03/15/2053 $ 155 $ 154
AES Corp/The
2.45%, 01/15/2031 180 147
Alabama Power Co
1.45%, 09/15/2030 160 129
3.13%, 07/15/2051 190 131
4.30%, 01/02/2046 400 343
Ameren Corp
1.75%, 03/15/2028 190 168
5.00%, 01/15/2029 155 154
5.70%, 12/01/2026 150 152
Ameren Illinois Co
1.55%, 11/15/2030 180 146
3.25%, 03/15/2050 80 57
3.85%, 09/01/2032 115 105
American Electric Power Co Inc
1.00%, 11/01/2025 45 42
2.30%, 03/01/2030 160 136
5.63%, 03/01/2033 155 157
Appalachian Power Co
3.30%, 06/01/2027 200 189
7.00%, 04/01/2038 120 135
Arizona Public Service Co
2.60%, 08/15/2029 270 239
2.65%, 09/15/2050 170 102
4.50%, 04/01/2042 77 66
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 160
4.55%, 06/01/2052 60 52
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 108
2.85%, 05/15/2051 180 116
3.80%, 07/15/2048 300 229
4.50%, 02/01/2045 325 291
4.60%, 05/01/2053 195 169
5.15%, 11/15/2043 15 15
6.13%, 04/01/2036 156 166
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 138
4.25%, 02/01/2049 300 253
4.85%, 10/01/2052 80 74
4.95%, 04/01/2033 155 154
5.20%, 10/01/2028 150 153
CenterPoint Energy Inc
1.45%, 06/01/2026 195 180
2.95%, 03/01/2030 125 112
3.70%, 09/01/2049 90 67
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 107
3.13%, 03/15/2051 190 129
4.00%, 03/01/2049 300 239
5.30%, 02/01/2053 150 148
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 168
2.05%, 07/01/2031 190 155
3.20%, 03/15/2027 165 157
4.00%, 04/01/2048 500 409
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 166
3.00%, 12/01/2060 180 112
3.70%, 11/15/2059 80 59
3.88%, 06/15/2047 650 513
4.13%, 05/15/2049 300 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
4.20%, 03/15/2042 $ 128 $ 109
4.30%, 12/01/2056 230 189
5.20%, 03/01/2033
(d)
150 153
5.85%, 03/15/2036 51 53
6.15%, 11/15/2052 155 171
6.75%, 04/01/2038 125 142
Consumers Energy Co
2.50%, 05/01/2060
(d)
94 54
3.10%, 08/15/2050 245 173
4.20%, 09/01/2052 175 148
4.60%, 05/30/2029 155 153
4.90%, 02/15/2029 155 156
Delmarva Power & Light Co
4.15%, 05/15/2045 350 286
Dominion Energy Inc
1.45%, 04/15/2026 190 176
3.30%, 04/15/2041 190 142
3.38%, 04/01/2030 155 141
4.70%, 12/01/2044 300 261
4.90%, 08/01/2041 77 70
5.38%, 11/15/2032 105 106
5.95%, 06/15/2035 400 412
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 77
DTE Electric Co
1.90%, 04/01/2028 435 390
2.25%, 03/01/2030 160 138
2.63%, 03/01/2031 155 134
3.95%, 03/01/2049 250 203
5.20%, 03/01/2034 155 156
5.40%, 04/01/2053 155 156
DTE Energy Co
1.05%, 06/01/2025 85 81
4.88%, 06/01/2028 100 99
Duke Energy Carolinas LLC
3.20%, 08/15/2049 450 314
4.00%, 09/30/2042 100 83
4.95%, 01/15/2033 150 149
5.30%, 02/15/2040 362 358
5.35%, 01/15/2053 150 148
5.40%, 01/15/2054 155 154
Duke Energy Corp
0.90%, 09/15/2025 170 160
3.15%, 08/15/2027 15 14
3.30%, 06/15/2041 190 142
3.50%, 06/15/2051 190 133
3.75%, 09/01/2046 400 302
4.50%, 08/15/2032 175 166
4.85%, 01/05/2029 155 154
5.00%, 08/15/2052 175 158
6.10%, 09/15/2053 150 159
Duke Energy Florida LLC
1.75%, 06/15/2030 160 133
2.50%, 12/01/2029 330 293
3.40%, 10/01/2046 300 220
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 150 159
5.95%, 11/15/2052 155 165
6.40%, 06/15/2038 66 72
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 101
5.40%, 04/01/2053 155 152
6.12%, 10/15/2035 77 82
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 135

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/2050 $ 165 $ 99
Emera US Finance LP
3.55%, 06/15/2026 25 24
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 103
5.15%, 01/15/2033 150 150
Entergy Corp
1.90%, 06/15/2028 115 101
2.40%, 06/15/2031 190 158
Entergy Louisiana LLC
2.90%, 03/15/2051 90 57
3.10%, 06/15/2041 190 142
4.75%, 09/15/2052 105 94
Entergy Texas Inc
1.75%, 03/15/2031 165 133
4.00%, 03/30/2029 300 287
4.50%, 03/30/2039 300 271
Evergy Kansas Central Inc
5.70%, 03/15/2053 155 157
Evergy Metro Inc
2.25%, 06/01/2030 160 136
Eversource Energy
0.80%, 08/15/2025 165 154
1.65%, 08/15/2030 165 133
5.00%, 01/01/2027 155 155
5.13%, 05/15/2033 150 147
Exelon Corp
3.35%, 03/15/2032 195 172
4.45%, 04/15/2046 20 17
5.15%, 03/15/2029 155 155
5.63%, 06/15/2035 300 305
Florida Power & Light Co
2.45%, 02/03/2032 200 168
2.88%, 12/04/2051 195 128
3.15%, 10/01/2049 90 63
3.70%, 12/01/2047 200 158
4.05%, 10/01/2044 350 299
4.40%, 05/15/2028 150 148
4.80%, 05/15/2033 110 108
5.10%, 04/01/2033 155 156
5.69%, 03/01/2040 48 50
Georgia Power Co
4.30%, 03/15/2042 228 199
4.65%, 05/16/2028 150 149
4.70%, 05/15/2032 185 181
Iberdrola International BV
6.75%, 07/15/2036 128 145
Interstate Power and Light Co
2.30%, 06/01/2030 40 34
4.10%, 09/26/2028 300 288
Kentucky Utilities Co
3.30%, 06/01/2050 155 109
5.13%, 11/01/2040 250 240
MidAmerican Energy Co
3.15%, 04/15/2050 165 115
3.65%, 04/15/2029 300 285
4.25%, 07/15/2049 300 255
5.30%, 02/01/2055 150 148
Mississippi Power Co
4.25%, 03/15/2042 100 85
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 190 174
2.40%, 03/15/2030 105 91
3.05%, 04/25/2027 300 284
3.25%, 11/01/2025 500 485
4.15%, 12/15/2032 175 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
(continued)
4.80%, 03/15/2028 $ 115 $ 115
5.00%, 02/07/2031 150 149
Nevada Power Co
2.40%, 05/01/2030 200 172
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 173
2.25%, 06/01/2030 450 383
2.75%, 11/01/2029 115 103
4.90%, 02/28/2028 150 150
4.90%, 03/15/2029 155 154
4.95%, 01/29/2026 155 154
5.00%, 07/15/2032 175 174
5.25%, 03/15/2034 155 155
5.25%, 02/28/2053 150 143
5.65%, 05/01/2079
(e)
500 478
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 159
2.60%, 06/01/2051 160 99
2.90%, 03/01/2050 80 53
3.40%, 08/15/2042 100 77
5.10%, 05/15/2053 150 145
5.35%, 11/01/2039 82 82
NorthWestern Corp
4.18%, 11/15/2044 300 246
NSTAR Electric Co
4.55%, 06/01/2052 185 162
4.95%, 09/15/2052 80 75
Ohio Power Co
1.63%, 01/15/2031 150 120
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 154
3.10%, 09/15/2049 430 298
4.15%, 06/01/2032 185 174
4.30%, 05/15/2028 250 245
4.55%, 09/15/2032 115 111
4.60%, 06/01/2052 185 163
5.25%, 09/30/2040 51 51
Pacific Gas and Electric Co
2.10%, 08/01/2027 885 797
2.50%, 02/01/2031 320 266
3.30%, 08/01/2040 160 117
3.50%, 08/01/2050 1,160 793
4.20%, 06/01/2041 190 153
4.95%, 06/08/2025 455 451
5.80%, 05/15/2034 155 156
5.90%, 06/15/2032 150 153
6.10%, 01/15/2029 150 155
6.75%, 01/15/2053 150 163
PacifiCorp
2.90%, 06/15/2052 190 116
5.30%, 02/15/2031 310 311
5.35%, 12/01/2053 155 144
5.50%, 05/15/2054 150 144
6.25%, 10/15/2037 92 97
PECO Energy Co
2.80%, 06/15/2050 425 278
2.85%, 09/15/2051 175 113
4.38%, 08/15/2052 115 100
4.60%, 05/15/2052 55 50
4.90%, 06/15/2033 150 150
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 55
3.95%, 06/01/2047 300 243
4.85%, 02/15/2034 80 79
5.00%, 05/15/2033 155 155

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Progress Energy Inc
7.75%, 03/01/2031 $ 136 $ 154
Public Service Co of Colorado
1.88%, 06/15/2031 155 125
2.70%, 01/15/2051 495 299
3.70%, 06/15/2028 300 287
4.50%, 06/01/2052 60 50
5.25%, 04/01/2053 110 104
Public Service Co of Oklahoma
5.25%, 01/15/2033 150 149
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 93
2.45%, 01/15/2030 160 140
3.00%, 05/15/2027 400 378
3.15%, 01/01/2050 160 114
3.65%, 09/01/2042
(d)
200 161
4.65%, 03/15/2033 155 151
5.45%, 08/01/2053 155 159
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 310
5.88%, 10/15/2028 150 154
6.13%, 10/15/2033 150 157
Puget Sound Energy Inc
2.89%, 09/15/2051 170 109
3.25%, 09/15/2049 60 41
5.80%, 03/15/2040 351 357
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 140
3.32%, 04/15/2050 155 110
3.70%, 03/15/2052 195 148
Sempra
3.40%, 02/01/2028 300 283
3.80%, 02/01/2038 300 249
4.00%, 02/01/2048 400 312
6.00%, 10/15/2039 112 114
Southern California Edison Co
2.25%, 06/01/2030 160 136
2.85%, 08/01/2029 125 113
3.45%, 02/01/2052 200 141
3.65%, 02/01/2050 315 233
4.00%, 04/01/2047 585 463
4.70%, 06/01/2027 365 361
4.88%, 02/01/2027 155 155
5.30%, 03/01/2028 155 157
5.50%, 03/15/2040 102 101
5.65%, 10/01/2028 150 154
5.70%, 03/01/2053 155 155
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 367 379
Southern Co/The
1.75%, 03/15/2028 190 168
3.25%, 07/01/2026 570 548
3.75%, 09/15/2051
(e)
435 407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
170 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 90 90
5.20%, 06/15/2033 150 150
5.50%, 03/15/2029 150 153
5.70%, 10/15/2032 60 62
Southern Power Co
0.90%, 01/15/2026 40 37
5.25%, 07/15/2043 200 188
Southwestern Electric Power Co
4.10%, 09/15/2028 400 384
6.20%, 03/15/2040
(d)
51 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tampa Electric Co
3.45%, 03/15/2051 $ 185 $ 132
4.35%, 05/15/2044 200 169
Tucson Electric Power Co
1.50%, 08/01/2030 455 367
3.25%, 05/01/2051 195 132
Union Electric Co
2.15%, 03/15/2032 190 154
2.63%, 03/15/2051 165 102
5.45%, 03/15/2053 155 154
Virginia Electric and Power Co
2.30%, 11/15/2031 195 162
2.45%, 12/15/2050 90 53
2.88%, 07/15/2029 90 82
2.95%, 11/15/2051 380 246
3.75%, 05/15/2027 115 111
4.20%, 05/15/2045 300 252
5.45%, 04/01/2053 125 124
6.00%, 05/15/2037 77 81
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 145
2.20%, 12/15/2028 200 177
4.75%, 01/09/2026 150 149
5.00%, 09/27/2025 80 80
Wisconsin Electric Power Co
4.75%, 09/30/2032 120 118
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 125
Xcel Energy Inc
1.75%, 03/15/2027 280 252
2.60%, 12/01/2029 115 100
4.60%, 06/01/2032 110 103
$ 49,141
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 550 499
2.20%, 12/21/2031 400 335
$ 834
Electronics - 0 .09%
Fortive Corp
3.15%, 06/15/2026 535 512
Honeywell International Inc
1.10%, 03/01/2027 190 172
1.35%, 06/01/2025 75 72
1.75%, 09/01/2031 190 154
1.95%, 06/01/2030 310 264
2.50%, 11/01/2026 50 47
2.70%, 08/15/2029 85 77
2.80%, 06/01/2050 160 111
4.25%, 01/15/2029 150 148
5.00%, 02/15/2033 155 157
5.00%, 03/01/2035 155 156
5.25%, 03/01/2054 155 156
Jabil Inc
1.70%, 04/15/2026 190 176
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,218
Entertainment - 0 .09%
Warnermedia Holdings Inc
3.76%, 03/15/2027 395 377
4.05%, 03/15/2029 390 365
4.28%, 03/15/2032 290 259
5.05%, 03/15/2042 395 339
5.14%, 03/15/2052 295 245
5.39%, 03/15/2062 635 527
$ 2,112

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .09%
Republic Services Inc
1.75%, 02/15/2032 $ 90 $ 71
2.30%, 03/01/2030 340 294
5.00%, 04/01/2034 305 303
Waste Connections Inc
2.20%, 01/15/2032 385 315
4.20%, 01/15/2033 345 324
Waste Management Inc
0.75%, 11/15/2025 90 84
2.00%, 06/01/2029 195 171
2.50%, 11/15/2050 180 112
4.15%, 04/15/2032 95 91
4.63%, 02/15/2033 150 147
4.88%, 02/15/2029 305 308
$ 2,220
Federal & Federally Sponsored Credit - 0 .06%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 445 442
4.50%, 08/14/2026 605 605
5.13%, 10/10/2025 445 447
$ 1,494
Finance - Mortgage Loan/Banker - 0 .48%
Fannie Mae
0.50%, 06/17/2025 370 351
0.50%, 11/07/2025 360 336
0.75%, 10/08/2027 500 441
0.88%, 08/05/2030 680 551
2.13%, 04/24/2026 1,150 1,093
5.63%, 07/15/2037 200 221
6.63%, 11/15/2030 602 679
7.13%, 01/15/2030 199 228
7.25%, 05/15/2030 280 324
Federal Home Loan Banks
0.38%, 09/04/2025 470 441
3.25%, 11/16/2028 1,250 1,196
4.00%, 06/30/2028 295 293
4.13%, 01/15/2027 305 302
4.63%, 06/06/2025 445 443
4.63%, 11/17/2026 300 301
5.50%, 07/15/2036 700 769
Freddie Mac
0.38%, 09/23/2025 3,160 2,960
6.25%, 07/15/2032 231 263
6.75%, 03/15/2031 577 661
$ 11,853
Food - 0 .32%
Campbell Soup Co
4.15%, 03/15/2028 160 155
Conagra Brands Inc
1.38%, 11/01/2027 125 109
4.85%, 11/01/2028 205 203
5.30%, 11/01/2038 120 114
5.40%, 11/01/2048 120 113
General Mills Inc
2.25%, 10/14/2031 170 141
4.00%, 04/17/2025 300 296
4.95%, 03/29/2033 155 153
5.50%, 10/17/2028 145 148
Hershey Co/The
1.70%, 06/01/2030 160 134
3.38%, 08/15/2046
(d)
350 268
J M Smucker Co/The
2.13%, 03/15/2032 195 158
5.90%, 11/15/2028 130 135
6.50%, 11/15/2043 265 287
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
6.75%, 03/15/2034
(i)
150 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 $ 325 $ 320
5.75%, 04/01/2033 325 320
6.50%, 12/01/2052 325 321
Kellanova
2.10%, 06/01/2030 160 136
3.25%, 04/01/2026 500 482
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 30
Kroger Co/The
1.70%, 01/15/2031 190 154
3.70%, 08/01/2027 300 289
3.95%, 01/15/2050 175 139
4.45%, 02/01/2047 55 47
5.15%, 08/01/2043 300 281
5.40%, 07/15/2040 25 24
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 176
1.85%, 02/15/2031 190 154
Mondelez International Inc
1.50%, 02/04/2031 105 84
2.63%, 03/17/2027 195 183
2.63%, 09/04/2050 625 393
Sysco Corp
2.40%, 02/15/2030 135 117
2.45%, 12/14/2031 115 96
4.50%, 04/01/2046 300 262
4.85%, 10/01/2045 250 228
5.38%, 09/21/2035 500 502
5.75%, 01/17/2029 150 154
Tyson Foods Inc
4.55%, 06/02/2047 520 430
$ 7,894
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
International Paper Co
4.80%, 06/15/2044 223 201
Suzano Austria GmbH
2.50%, 09/15/2028 90 80
5.00%, 01/15/2030 300 288
$ 627
Gas - 0 .12%
Atmos Energy Corp
1.50%, 01/15/2031 165 132
3.38%, 09/15/2049 165 120
4.13%, 10/15/2044 400 345
5.75%, 10/15/2052 105 111
5.90%, 11/15/2033 150 159
6.20%, 11/15/2053 110 124
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 136
4.40%, 07/01/2032 175 167
5.25%, 03/01/2028 150 152
NiSource Inc
0.95%, 08/15/2025 330 311
3.49%, 05/15/2027 20 19
3.60%, 05/01/2030 150 138
5.00%, 06/15/2052
(d)
355 328
5.25%, 03/30/2028 60 60
5.40%, 06/30/2033 150 151
Southern California Gas Co
2.55%, 02/01/2030 160 140
5.75%, 06/01/2053 150 153
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 134
3.15%, 09/30/2051 195 127

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Washington Gas Light Co
3.65%, 09/15/2049 $ 95 $ 71
$ 3,078
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 622
2.75%, 11/15/2050 175 104
$ 726
Healthcare - Products - 0 .29%
Abbott Laboratories
1.15%, 01/30/2028 250 221
1.40%, 06/30/2030 330 275
3.75%, 11/30/2026 266 260
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 500 488
5.30%, 05/27/2040 200 206
Agilent Technologies Inc
2.10%, 06/04/2030 160 135
2.30%, 03/12/2031 195 164
Baxter International Inc
1.73%, 04/01/2031 175 139
1.92%, 02/01/2027 395 361
2.27%, 12/01/2028 195 172
Boston Scientific Corp
1.90%, 06/01/2025 160 154
2.65%, 06/01/2030 160 141
4.70%, 03/01/2049 17 16
7.38%, 01/15/2040 51 60
Danaher Corp
2.60%, 10/01/2050 165 105
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 139
3.25%, 11/15/2039 155 125
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 158
5.86%, 03/15/2030 155 161
5.91%, 11/22/2032 155 163
6.38%, 11/22/2052 155 175
Koninklijke Philips NV
5.00%, 03/15/2042 128 117
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 152
Medtronic Inc
4.38%, 03/15/2035 665 636
Revvity Inc
1.90%, 09/15/2028 155 135
Stryker Corp
3.50%, 03/15/2026 500 485
4.10%, 04/01/2043 200 172
4.63%, 03/15/2046 20 18
4.85%, 12/08/2028 155 155
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 190 156
2.60%, 10/01/2029 160 144
2.80%, 10/15/2041 250 183
4.80%, 11/21/2027 155 155
5.09%, 08/10/2033 350 354
5.40%, 08/10/2043 150 153
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 165 139
$ 7,167
Healthcare - Services - 0 .64%
Aetna Inc
4.13%, 11/15/2042 100 82
6.63%, 06/15/2036 105 115
6.75%, 12/15/2037 112 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Ascension Health
3.95%, 11/15/2046 $ 500 $ 425
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 195
Centene Corp
4.63%, 12/15/2029 500 475
Children's Hospital Medical Center/Cincinnati OH
4.27%, 05/15/2044 215 189
CommonSpirit Health
4.35%, 11/01/2042 200 174
Elevance Health Inc
1.50%, 03/15/2026 190 177
2.88%, 09/15/2029 120 108
3.13%, 05/15/2050 600 418
3.60%, 03/15/2051 190 142
3.65%, 12/01/2027 300 287
4.10%, 05/15/2032 170 159
4.38%, 12/01/2047 300 258
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 105
4.75%, 02/15/2033 150 146
6.10%, 10/15/2052 150 163
HCA Inc
2.38%, 07/15/2031 190 156
3.38%, 03/15/2029 390 358
3.50%, 07/15/2051 190 131
4.38%, 03/15/2042 195 164
4.50%, 02/15/2027 800 784
5.20%, 06/01/2028 150 150
5.25%, 06/15/2026 750 748
5.45%, 04/01/2031 75 75
5.50%, 06/01/2033 150 151
5.60%, 04/01/2034 155 156
6.00%, 04/01/2054 225 228
Humana Inc
1.35%, 02/03/2027 190 171
2.15%, 02/03/2032 190 152
3.13%, 08/15/2029 85 77
4.50%, 04/01/2025 160 158
4.95%, 10/01/2044 325 295
5.50%, 03/15/2053 155 151
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 169
4.15%, 05/01/2047 470 404
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 278
4.70%, 02/01/2045 115 104
Mass General Brigham Inc
3.19%, 07/01/2049 315 227
4.12%, 07/01/2055 300 251
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 170
4.20%, 07/01/2055 250 214
Mount Sinai Hospital
3.98%, 07/01/2048 400 325
Quest Diagnostics Inc
2.95%, 06/30/2030 155 138
UnitedHealth Group Inc
1.25%, 01/15/2026 160 150
2.00%, 05/15/2030 160 136
2.30%, 05/15/2031 195 165
2.75%, 05/15/2040 160 118
2.88%, 08/15/2029 175 160
2.90%, 05/15/2050 160 108
3.05%, 05/15/2041 195 148
3.25%, 05/15/2051 120 86
3.45%, 01/15/2027 440 425
3.50%, 08/15/2039 200 165

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
3.70%, 05/15/2027 $ 185 $ 179
3.70%, 08/15/2049 350 274
4.20%, 05/15/2032 185 176
4.25%, 01/15/2029 305 299
4.25%, 06/15/2048 165 143
4.45%, 12/15/2048 120 107
4.60%, 04/15/2027 135 134
4.63%, 07/15/2035 30 29
4.70%, 04/15/2029 70 70
4.75%, 07/15/2045 700 656
4.75%, 05/15/2052 185 172
4.90%, 04/15/2031 135 135
5.00%, 04/15/2034 135 135
5.20%, 04/15/2063 305 297
5.25%, 02/15/2028 295 300
5.35%, 02/15/2033 295 304
5.50%, 04/15/2064 135 137
5.88%, 02/15/2053 295 319
6.50%, 06/15/2037 77 87
$ 15,769
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 190 173
1.40%, 10/15/2027 165 146
$ 319
Insurance - 0 .68%
Aflac Inc
1.13%, 03/15/2026 195 181
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 488
Allstate Corp/The
0.75%, 12/15/2025 160 148
1.45%, 12/15/2030 160 127
3.28%, 12/15/2026 500 477
5.25%, 03/30/2033 125 125
5.55%, 05/09/2035 200 208
American International Group Inc
4.80%, 07/10/2045 50 47
5.13%, 03/27/2033 450 447
Aon Corp
2.80%, 05/15/2030 160 141
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 245 206
2.85%, 05/28/2027 195 182
2.90%, 08/23/2051 195 124
5.00%, 09/12/2032 90 89
5.35%, 02/28/2033 155 156
Aon North America Inc
5.13%, 03/01/2027 155 156
5.15%, 03/01/2029 230 231
5.45%, 03/01/2034 155 157
5.75%, 03/01/2054 75 77
Arch Capital Finance LLC
5.03%, 12/15/2046 250 230
Arch Capital Group US Inc
5.14%, 11/01/2043 375 358
Athene Holding Ltd
4.13%, 01/12/2028 500 482
6.25%, 04/01/2054 150 152
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 136
1.85%, 03/12/2030 80 68
2.30%, 03/15/2027 195 184
2.50%, 01/15/2051 190 121
2.85%, 10/15/2050 125 84
2.88%, 03/15/2032
(d)
195 172
4.20%, 08/15/2048 285 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp   (continued)
4.25%, 01/15/2049 $ 400 $ 358
4.30%, 05/15/2043 300 274
5.75%, 01/15/2040 115 126
Berkshire Hathaway Inc
3.13%, 03/15/2026 350 339
4.50%, 02/11/2043
(d)
25 24
Chubb Corp/The
6.50%, 05/15/2038 10 11
Chubb INA Holdings LLC
1.38%, 09/15/2030 335 273
2.85%, 12/15/2051 100 68
3.35%, 05/03/2026 30 29
4.35%, 11/03/2045 25 22
6.70%, 05/15/2036 250 285
CNA Financial Corp
2.05%, 08/15/2030 165 138
Corebridge Financial Inc
3.50%, 04/04/2025 200 196
3.85%, 04/05/2029 200 187
3.90%, 04/05/2032 200 180
6.05%, 09/15/2033
(i)
150 155
Equitable Holdings Inc
4.35%, 04/20/2028 605 586
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 165 108
3.60%, 08/19/2049 170 128
4.30%, 04/15/2043 250 215
Lincoln National Corp
4.35%, 03/01/2048 55 43
7.00%, 06/15/2040 47 52
Loews Corp
4.13%, 05/15/2043 200 170
Manulife Financial Corp
5.38%, 03/04/2046 250 246
Markel Group Inc
3.45%, 05/07/2052 250 173
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 150 125
4.38%, 03/15/2029 50 49
4.90%, 03/15/2049 400 372
5.40%, 09/15/2033 150 154
5.70%, 09/15/2053 150 156
6.25%, 11/01/2052 150 167
MetLife Inc
4.05%, 03/01/2045 400 333
4.60%, 05/13/2046 225 203
4.88%, 11/13/2043 20 19
5.25%, 01/15/2054 150 148
5.38%, 07/15/2033 150 153
5.70%, 06/15/2035 164 171
6.40%, 12/15/2066 288 295
Progressive Corp/The
3.20%, 03/26/2030 160 146
3.70%, 03/15/2052 165 129
4.35%, 04/25/2044 200 179
4.95%, 06/15/2033 150 150
Prudential Financial Inc
2.10%, 03/10/2030 160 138
3.70%, 10/01/2050
(e)
165 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 483
3.91%, 12/07/2047 177 141
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
400 396
3 Month USD LIBOR + 2.67%

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Travelers Cos Inc/The
3.05%, 06/08/2051 $ 270 $ 188
4.00%, 05/30/2047 400 332
5.45%, 05/25/2053 185 192
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 58
Trinity Acquisition PLC
4.40%, 03/15/2026 500 490
W R Berkley Corp
4.00%, 05/12/2050 85 66
Willis North America Inc
2.95%, 09/15/2029 55 49
3.88%, 09/15/2049 165 124
5.35%, 05/15/2033 150 149
XL Group Ltd
5.25%, 12/15/2043 400 379
$ 16,708
Internet - 0 .45%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 166
3.15%, 02/09/2051 300 200
3.40%, 12/06/2027 325 307
4.20%, 12/06/2047 575 473
4.40%, 12/06/2057 305 251
Alphabet Inc
0.80%, 08/15/2027 330 293
1.10%, 08/15/2030 165 135
1.90%, 08/15/2040 165 111
2.00%, 08/15/2026 30 28
2.05%, 08/15/2050 165 99
2.25%, 08/15/2060 165 95
Amazon.com Inc
1.20%, 06/03/2027 465 418
1.50%, 06/03/2030 465 388
1.65%, 05/12/2028 560 500
2.10%, 05/12/2031 365 310
2.88%, 05/12/2041 365 278
3.00%, 04/13/2025 300 294
3.10%, 05/12/2051 365 262
3.15%, 08/22/2027 490 467
3.25%, 05/12/2061 385 270
3.30%, 04/13/2027 380 365
3.60%, 04/13/2032 380 354
3.88%, 08/22/2037 340 307
3.95%, 04/13/2052 190 159
4.05%, 08/22/2047 30 26
4.60%, 12/01/2025 280 279
4.65%, 12/01/2029 280 282
4.70%, 12/01/2032 280 281
4.80%, 12/05/2034 30 30
4.95%, 12/05/2044 240 240
Baidu Inc
1.72%, 04/09/2026 200 186
2.38%, 10/09/2030 200 170
3.08%, 04/07/2025
(d)
200 195
4.13%, 06/30/2025
(d)
500 491
eBay Inc
2.60%, 05/10/2031 195 168
4.00%, 07/15/2042 100 81
5.95%, 11/22/2027
(d)
155 160
Expedia Group Inc
2.95%, 03/15/2031 195 170
Meta Platforms Inc
3.50%, 08/15/2027 345 332
3.85%, 08/15/2032 345 323
4.45%, 08/15/2052 300 267
4.60%, 05/15/2028 150 150
4.80%, 05/15/2030 295 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Meta Platforms Inc   (continued)
4.95%, 05/15/2033 $ 150 $ 152
5.60%, 05/15/2053 295 312
$ 11,122
Iron & Steel - 0 .05%
Nucor Corp
2.00%, 06/01/2025 155 149
3.13%, 04/01/2032 195 172
4.30%, 05/23/2027 185 181
Steel Dynamics Inc
1.65%, 10/15/2027 85 76
2.40%, 06/15/2025 40 38
Vale Overseas Ltd
6.13%, 06/12/2033 295 298
6.88%, 11/21/2036 317 339
8.25%, 01/17/2034 38 45
$ 1,298
Lodging - 0 .03%
Marriott International Inc/MD
2.85%, 04/15/2031 195 168
5.00%, 10/15/2027 300 299
5.55%, 10/15/2028 305 312
$ 779
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 180 168
1.10%, 09/14/2027 335 297
1.15%, 09/14/2026 195 179
3.40%, 05/13/2025 365 358
3.65%, 08/12/2025 175 172
4.35%, 05/15/2026 150 148
4.50%, 01/08/2027 155 154
Caterpillar Inc
2.60%, 04/09/2030 150 134
3.25%, 09/19/2049 160 119
3.80%, 08/15/2042 105 88
6.05%, 08/15/2036 132 145
$ 1,962
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 184
1.88%, 01/15/2026 165 155
Deere & Co
2.88%, 09/07/2049 165 116
3.10%, 04/15/2030 160 146
3.90%, 06/09/2042 30 26
5.38%, 10/16/2029 100 104
Dover Corp
5.38%, 03/01/2041 77 77
John Deere Capital Corp
0.70%, 01/15/2026 155 144
1.05%, 06/17/2026 190 175
1.50%, 03/06/2028 190 168
2.00%, 06/17/2031 195 162
2.35%, 03/08/2027
(d)
195 182
2.80%, 07/18/2029 185 169
3.40%, 06/06/2025 175 171
4.15%, 09/15/2027 205 201
4.35%, 09/15/2032 120 116
4.50%, 01/08/2027 155 154
4.75%, 06/08/2026 295 294
4.80%, 01/09/2026 150 150
4.90%, 03/07/2031 150 150
4.95%, 07/14/2028 150 151
Otis Worldwide Corp
2.06%, 04/05/2025 160 155
2.57%, 02/15/2030 160 141
3.36%, 02/15/2050 160 116

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
1.75%, 08/15/2031 $ 135 $ 109
2.80%, 08/15/2061 190 114
$ 3,830
Media - 0 .65%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 385 328
2.30%, 02/01/2032 145 112
2.80%, 04/01/2031 405 332
3.50%, 06/01/2041 380 255
3.70%, 04/01/2051 405 250
3.85%, 04/01/2061 145 86
3.90%, 06/01/2052 195 124
4.40%, 12/01/2061 95 62
4.80%, 03/01/2050 545 403
4.91%, 07/23/2025 450 445
5.75%, 04/01/2048 605 509
6.15%, 11/10/2026 150 151
6.48%, 10/23/2045 435 403
Comcast Corp
1.50%, 02/15/2031 165 133
2.35%, 01/15/2027 60 56
2.45%, 08/15/2052 165 97
2.65%, 02/01/2030 125 111
2.65%, 08/15/2062 165 94
2.89%, 11/01/2051 1,247 809
3.15%, 03/01/2026 30 29
3.25%, 11/01/2039 245 192
3.38%, 08/15/2025 525 513
3.40%, 07/15/2046 20 15
3.45%, 02/01/2050 485 355
3.55%, 05/01/2028 125 119
3.75%, 04/01/2040 860 715
3.90%, 03/01/2038 150 131
4.00%, 08/15/2047 30 24
4.00%, 03/01/2048 400 325
4.00%, 11/01/2049 20 16
4.15%, 10/15/2028 500 488
4.25%, 01/15/2033 120 114
4.55%, 01/15/2029 575 570
4.80%, 05/15/2033 575 567
5.25%, 11/07/2025 70 70
5.35%, 05/15/2053 575 571
5.50%, 11/15/2032 120 124
5.65%, 06/15/2035 20 21
7.05%, 03/15/2033 15 17
Discovery Communications LLC
3.63%, 05/15/2030 180 161
3.95%, 06/15/2025 250 246
3.95%, 03/20/2028 250 237
4.00%, 09/15/2055 301 206
Fox Corp
3.05%, 04/07/2025 40 39
5.48%, 01/25/2039 200 190
5.58%, 01/25/2049 500 466
6.50%, 10/13/2033 105 111
NBCUniversal Media LLC
4.45%, 01/15/2043 10 9
Paramount Global
4.20%, 05/19/2032 200 166
4.38%, 03/15/2043 235 160
4.85%, 07/01/2042 200 147
6.88%, 04/30/2036 181 171
7.88%, 07/30/2030 178 186
Thomson Reuters Corp
5.85%, 04/15/2040 25 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 $ 95 $ 106
Time Warner Cable LLC
5.50%, 09/01/2041 340 283
5.88%, 11/15/2040 20 17
6.55%, 05/01/2037 176 166
6.75%, 06/15/2039 77 73
7.30%, 07/01/2038 300 303
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 83
7.00%, 03/01/2032 51 58
Walt Disney Co/The
1.75%, 01/13/2026 315 298
2.00%, 09/01/2029 245 213
2.20%, 01/13/2028 460 423
2.65%, 01/13/2031 200 176
2.75%, 09/01/2049 325 216
3.50%, 05/13/2040 160 132
3.60%, 01/13/2051 160 124
3.70%, 03/23/2027 120 117
4.63%, 03/23/2040 240 229
4.75%, 11/15/2046 230 212
4.95%, 10/15/2045 350 333
6.20%, 12/15/2034 154 171
6.40%, 12/15/2035 98 110
$ 16,100
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.25%, 06/15/2025 25 25
4.38%, 06/15/2045 250 221
$ 246
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 367
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 93
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 437
4.88%, 02/27/2026 155 154
4.90%, 02/28/2033 155 154
5.00%, 09/30/2043 270 260
5.25%, 09/08/2026 150 151
5.25%, 09/08/2030 150 152
5.50%, 09/08/2053 150 155
Newmont Corp
2.25%, 10/01/2030 610 519
2.60%, 07/15/2032 140 117
4.88%, 03/15/2042 20 19
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 83
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 113
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 311
5.00%, 03/09/2033
(d)
155 156
Southern Copper Corp
5.88%, 04/23/2045 350 351
6.75%, 04/16/2040 258 286
$ 3,878
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 500 438
Eaton Corp
3.10%, 09/15/2027 575 545
4.00%, 11/02/2032 100 95
4.15%, 03/15/2033 150 142
4.15%, 11/02/2042 50 44

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc
2.65%, 11/15/2026 $ 500 $ 474
Parker-Hannifin Corp
4.25%, 09/15/2027 355 348
4.50%, 09/15/2029 355 350
Teledyne Technologies Inc
2.25%, 04/01/2028 190 171
$ 2,607
Oil & Gas - 0 .78%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 384
2.72%, 01/12/2032 100 86
2.77%, 11/10/2050 425 275
2.94%, 06/04/2051 190 127
3.00%, 02/24/2050 160 109
3.00%, 03/17/2052 195 132
3.06%, 06/17/2041 385 292
3.54%, 04/06/2027 275 265
3.59%, 04/14/2027 30 29
4.70%, 04/10/2029 305 304
4.81%, 02/13/2033 150 148
4.89%, 09/11/2033 150 149
4.99%, 04/10/2034 155 155
BP Capital Markets PLC
3.28%, 09/19/2027 175 167
3.72%, 11/28/2028 40 38
Canadian Natural Resources Ltd
3.85%, 06/01/2027 655 632
4.95%, 06/01/2047 20 18
6.25%, 03/15/2038 250 260
Chevron Corp
1.55%, 05/11/2025 85 82
2.00%, 05/11/2027 160 148
2.24%, 05/11/2030 160 140
2.95%, 05/16/2026 355 342
3.08%, 05/11/2050 160 115
Chevron USA Inc
0.69%, 08/12/2025 330 311
1.02%, 08/12/2027 165 146
2.34%, 08/12/2050 165 101
3.25%, 10/15/2029 325 304
ConocoPhillips Co
3.76%, 03/15/2042 402 334
3.80%, 03/15/2052 135 105
4.03%, 03/15/2062 169 134
4.30%, 11/15/2044 420 368
5.05%, 09/15/2033 305 308
5.55%, 03/15/2054 155 160
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 410
Diamondback Energy Inc
3.25%, 12/01/2026 155 149
EOG Resources Inc
4.15%, 01/15/2026 350 345
Equinor ASA
1.75%, 01/22/2026 160 151
2.88%, 04/06/2025 145 142
3.00%, 04/06/2027 345 327
3.25%, 11/18/2049 450 328
3.63%, 04/06/2040 145 121
5.10%, 08/17/2040 263 263
Exxon Mobil Corp
2.28%, 08/16/2026
(d)
500 473
2.44%, 08/16/2029 150 135
2.61%, 10/15/2030 305 270
3.00%, 08/16/2039 150 117
3.10%, 08/16/2049 450 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp   (continued)
3.45%, 04/15/2051 $ 405 $ 307
4.23%, 03/19/2040 305 278
Hess Corp
5.60%, 02/15/2041 51 52
7.13%, 03/15/2033 221 251
7.30%, 08/15/2031 25 28
HF Sinclair Corp
5.88%, 04/01/2026 475 478
Marathon Oil Corp
6.60%, 10/01/2037 223 235
Marathon Petroleum Corp
5.00%, 09/15/2054 200 178
5.13%, 12/15/2026 300 300
Occidental Petroleum Corp
6.45%, 09/15/2036 295 314
6.63%, 09/01/2030 295 313
Phillips 66
1.30%, 02/15/2026 90 84
2.15%, 12/15/2030 410 344
3.85%, 04/09/2025 490 482
5.88%, 05/01/2042 128 134
Phillips 66 Co
4.95%, 12/01/2027 155 155
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 177
1.90%, 08/15/2030 165 139
2.15%, 01/15/2031 190 160
Shell International Finance BV
2.38%, 11/07/2029 155 138
2.50%, 09/12/2026 330 313
2.75%, 04/06/2030 400 360
2.88%, 11/26/2041 180 134
3.13%, 11/07/2049 155 110
3.25%, 04/06/2050 400 290
3.63%, 08/21/2042 100 82
4.00%, 05/10/2046 245 206
4.38%, 05/11/2045 490 438
4.55%, 08/12/2043 35 32
5.50%, 03/25/2040 25 26
6.38%, 12/15/2038 43 49
Suncor Energy Inc
3.75%, 03/04/2051 190 141
4.00%, 11/15/2047 90 70
6.50%, 06/15/2038 428 456
6.80%, 05/15/2038 12 13
6.85%, 06/01/2039 5 5
TotalEnergies Capital International SA
2.83%, 01/10/2030 85 77
2.99%, 06/29/2041 170 129
3.13%, 05/29/2050 510 363
3.39%, 06/29/2060 370 260
3.46%, 07/12/2049 85 64
Valero Energy Corp
2.80%, 12/01/2031 395 337
4.00%, 06/01/2052 195 150
6.63%, 06/15/2037 234 255
7.50%, 04/15/2032 15 17
$ 19,153
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 200 185
3.14%, 11/07/2029 155 142
3.34%, 12/15/2027 165 156
4.08%, 12/15/2047 170 140

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 24 $ 24
4.50%, 11/15/2041 51 45
4.85%, 11/15/2035 275 267
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 143
3.95%, 12/01/2042 200 153
Schlumberger Investment SA
2.65%, 06/26/2030 165 146
$ 1,413
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 365 358
Packaging Corp of America
3.00%, 12/15/2029 310 279
3.05%, 10/01/2051 165 112
4.05%, 12/15/2049 155 124
WRKCo Inc
3.00%, 06/15/2033 80 68
$ 941
Pharmaceuticals - 1 .57%
AbbVie Inc
2.95%, 11/21/2026 310 295
3.20%, 05/14/2026 335 323
3.20%, 11/21/2029 775 714
4.05%, 11/21/2039 385 343
4.25%, 11/14/2028 220 216
4.25%, 11/21/2049 620 537
4.30%, 05/14/2036 170 160
4.40%, 11/06/2042 200 182
4.45%, 05/14/2046 280 251
4.50%, 05/14/2035 300 288
4.63%, 10/01/2042 100 93
4.70%, 05/14/2045 330 309
4.75%, 03/15/2045 235 221
4.80%, 03/15/2027 305 305
4.80%, 03/15/2029 305 305
4.88%, 11/14/2048 210 201
4.95%, 03/15/2031 230 232
5.05%, 03/15/2034 115 116
5.40%, 03/15/2054 90 93
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 173
2.25%, 05/28/2031 190 161
4.80%, 02/26/2027 155 155
4.85%, 02/26/2029 155 155
4.88%, 03/03/2028 130 130
4.88%, 03/03/2033 130 130
4.90%, 02/26/2031 155 156
AstraZeneca PLC
0.70%, 04/08/2026 125 115
1.38%, 08/06/2030 165 135
2.13%, 08/06/2050 85 50
3.00%, 05/28/2051 155 109
3.38%, 11/16/2025 605 590
4.00%, 09/18/2042 125 107
4.38%, 11/16/2045 185 166
4.38%, 08/17/2048 90 80
6.45%, 09/15/2037 164 185
Becton Dickinson & Co
1.96%, 02/11/2031 190 156
2.82%, 05/20/2030 160 141
3.70%, 06/06/2027 600 576
4.67%, 06/06/2047 35 31
4.69%, 12/15/2044 196 177
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 180 $ 168
1.13%, 11/13/2027 315 278
1.45%, 11/13/2030 180 146
2.55%, 11/13/2050 180 111
2.95%, 03/15/2032 500 437
3.25%, 08/01/2042 300 229
3.40%, 07/26/2029 167 157
3.55%, 03/15/2042 500 401
3.70%, 03/15/2052 600 461
3.90%, 02/20/2028 185 180
4.13%, 06/15/2039 230 204
4.25%, 10/26/2049 430 367
4.35%, 11/15/2047 150 130
4.55%, 02/20/2048 144 129
4.90%, 02/22/2027 155 155
4.90%, 02/22/2029 305 306
5.20%, 02/22/2034 305 310
5.50%, 02/22/2044 155 159
5.55%, 02/22/2054 265 273
5.75%, 02/01/2031 150 157
6.40%, 11/15/2063 150 171
Cardinal Health Inc
3.41%, 06/15/2027 200 190
4.60%, 03/15/2043 100 87
Cigna Group/The
1.25%, 03/15/2026 154 143
2.40%, 03/15/2030 748 646
3.20%, 03/15/2040 160 121
3.40%, 03/15/2051 185 132
4.38%, 10/15/2028 750 732
4.80%, 08/15/2038 400 376
4.80%, 07/15/2046 25 23
4.90%, 12/15/2048 360 328
5.13%, 05/15/2031 310 310
5.60%, 02/15/2054 155 156
6.13%, 11/15/2041 16 17
CVS Health Corp
1.30%, 08/21/2027 165 146
1.75%, 08/21/2030 165 136
1.88%, 02/28/2031 185 151
2.70%, 08/21/2040 750 521
3.00%, 08/15/2026 375 357
3.25%, 08/15/2029 170 156
4.30%, 03/25/2028 219 214
4.78%, 03/25/2038 485 448
5.00%, 01/30/2029 150 150
5.05%, 03/25/2048 880 799
5.13%, 07/20/2045 370 341
5.25%, 02/21/2033 150 150
5.30%, 06/01/2033 150 150
5.30%, 12/05/2043 25 24
5.63%, 02/21/2053 150 147
5.88%, 06/01/2053 295 300
Eli Lilly & Co
3.95%, 03/15/2049 400 338
4.50%, 02/09/2027 155 155
4.50%, 02/09/2029 155 154
4.70%, 02/27/2033 120 120
4.70%, 02/09/2034 155 154
4.88%, 02/27/2053 115 112
5.00%, 02/09/2054 155 154
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 590
3.88%, 05/15/2028 545 530
5.38%, 04/15/2034 500 534

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/2025 $ 370 $ 348
0.95%, 09/01/2027 370 329
2.10%, 09/01/2040 370 254
2.45%, 03/01/2026 30 29
3.50%, 01/15/2048 90 72
3.63%, 03/03/2037 20 18
3.70%, 03/01/2046 225 188
3.75%, 03/03/2047 30 25
4.95%, 05/15/2033 201 210
McKesson Corp
0.90%, 12/03/2025 185 172
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 223
Merck & Co Inc
0.75%, 02/24/2026 80 74
1.45%, 06/24/2030 365 301
1.70%, 06/10/2027 340 310
1.90%, 12/10/2028 190 169
2.15%, 12/10/2031 380 318
2.35%, 06/24/2040 285 200
2.75%, 12/10/2051 235 154
3.60%, 09/15/2042 100 82
3.70%, 02/10/2045 10 8
3.90%, 03/07/2039 115 102
4.00%, 03/07/2049 170 143
4.05%, 05/17/2028
(d)
295 290
4.15%, 05/18/2043 200 177
4.50%, 05/17/2033 295 288
5.00%, 05/17/2053 295 289
Novartis Capital Corp
2.00%, 02/14/2027 325 303
2.20%, 08/14/2030 160 139
2.75%, 08/14/2050 160 108
3.00%, 11/20/2025 500 486
4.40%, 05/06/2044 350 322
Pfizer Inc
0.80%, 05/28/2025 445 424
1.70%, 05/28/2030 195 164
1.75%, 08/18/2031 155 126
2.55%, 05/28/2040 450 321
2.63%, 04/01/2030 160 143
2.70%, 05/28/2050 190 127
3.45%, 03/15/2029
(d)
210 199
4.00%, 03/15/2049 140 117
4.40%, 05/15/2044 30 28
5.60%, 09/15/2040 380 396
7.20%, 03/15/2039 176 212
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 295 292
4.45%, 05/19/2028 445 439
4.65%, 05/19/2025 295 293
4.65%, 05/19/2030 295 292
4.75%, 05/19/2033 445 438
5.11%, 05/19/2043 295 288
5.30%, 05/19/2053 445 442
5.34%, 05/19/2063 295 289
Sanofi SA
3.63%, 06/19/2028 400 387
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 502
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 343
3.18%, 07/09/2050 405 282
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 575
5.25%, 06/15/2046 170 141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
2.30%, 06/22/2027 $ 120 $ 109
2.70%, 06/22/2030 160 136
3.85%, 06/22/2040 120 89
4.00%, 06/22/2050 160 110
Wyeth LLC
5.95%, 04/01/2037 91 98
6.50%, 02/01/2034 144 160
Zoetis Inc
2.00%, 05/15/2030 350 295
3.00%, 05/15/2050 175 121
3.95%, 09/12/2047 5 4
5.40%, 11/14/2025 110 110
$ 38,706
Pipelines - 0 .85%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 288
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 268
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 117
Enbridge Inc
1.60%, 10/04/2026 60 55
2.50%, 08/01/2033 390 314
3.13%, 11/15/2029 155 141
3.40%, 08/01/2051 390 274
5.50%, 12/01/2046 30 29
5.70%, 03/08/2033 155 159
5.90%, 11/15/2026 275 280
6.70%, 11/15/2053 150 170
Energy Transfer LP
2.90%, 05/15/2025 315 306
3.75%, 05/15/2030 160 147
4.75%, 01/15/2026 50 49
4.95%, 01/15/2043 200 177
5.00%, 05/15/2044 350 310
5.15%, 03/15/2045 400 363
5.25%, 04/15/2029 400 400
5.30%, 04/15/2047 15 14
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 155
5.75%, 02/15/2033 155 157
6.10%, 12/01/2028 295 306
6.13%, 12/15/2045 525 528
6.25%, 04/15/2049 500 513
6.40%, 12/01/2030 295 311
6.50%, 02/01/2042 402 426
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 108
3.30%, 02/15/2053 65 46
3.70%, 02/15/2026 375 366
3.70%, 01/31/2051 250 193
4.25%, 02/15/2048 155 133
4.85%, 01/31/2034 155 153
4.85%, 08/15/2042 300 282
4.85%, 03/15/2044 430 402
4.90%, 05/15/2046 400 374
5.05%, 01/10/2026 150 150
6.13%, 10/15/2039 123 131
6.45%, 09/01/2040 177 196
6.88%, 03/01/2033 15 17
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 200 171
5.00%, 03/01/2043 100 88
5.40%, 09/01/2044 400 372
6.38%, 03/01/2041 128 133
6.50%, 09/01/2039 112 117
6.95%, 01/15/2038 112 123

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP   (continued)
7.40%, 03/15/2031 $ 177 $ 197
Kinder Morgan Inc
1.75%, 11/15/2026 190 174
2.00%, 02/15/2031 310 255
3.25%, 08/01/2050 310 204
3.60%, 02/15/2051 155 108
4.30%, 06/01/2025 55 54
5.00%, 02/01/2029 155 154
5.05%, 02/15/2046 15 13
5.20%, 06/01/2033 150 148
5.40%, 02/01/2034 155 154
5.55%, 06/01/2045 50 48
MPLX LP
1.75%, 03/01/2026 165 154
4.13%, 03/01/2027 425 414
4.25%, 12/01/2027 400 389
4.50%, 04/15/2038 220 195
4.70%, 04/15/2048 185 158
4.90%, 04/15/2058 60 50
5.00%, 03/01/2033 150 146
5.20%, 03/01/2047 330 302
5.20%, 12/01/2047 200 184
5.50%, 02/15/2049 170 162
ONEOK Inc
2.20%, 09/15/2025 160 153
3.40%, 09/01/2029 100 92
4.45%, 09/01/2049 500 405
5.55%, 11/01/2026 183 185
6.05%, 09/01/2033 305 318
6.63%, 09/01/2053 155 171
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 162
4.50%, 12/15/2026 300 295
4.65%, 10/15/2025 15 15
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 359
5.88%, 06/30/2026 345 348
Spectra Energy Partners LP
5.95%, 09/25/2043 200 200
Targa Resources Corp
5.20%, 07/01/2027 355 354
6.13%, 03/15/2033 150 156
6.15%, 03/01/2029 150 156
6.50%, 03/30/2034 150 161
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 111
TransCanada PipeLines Ltd
2.50%, 10/12/2031 195 162
4.25%, 05/15/2028 300 291
4.75%, 05/15/2038 300 276
4.88%, 05/15/2048 420 374
5.60%, 03/31/2034 300 304
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
Western Midstream Operating LP
6.15%, 04/01/2033 150 154
Williams Cos Inc/The
2.60%, 03/15/2031 590 503
3.50%, 10/15/2051 195 139
3.75%, 06/15/2027 400 385
4.90%, 03/15/2029 155 154
5.10%, 09/15/2045 180 167
5.30%, 08/15/2028 200 202
5.30%, 08/15/2052 175 167
5.65%, 03/15/2033 155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The   (continued)
6.30%, 04/15/2040 $ 343 $ 362
$ 21,013
Private Equity - 0 .03%
Brookfield Finance Inc
2.72%, 04/15/2031 190 162
3.50%, 03/30/2051 165 119
3.90%, 01/25/2028 400 385
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 112
$ 778
Regional Authority - 0 .28%
Province of Alberta Canada
1.00%, 05/20/2025 555 530
1.30%, 07/22/2030 300 248
3.30%, 03/15/2028 270 258
Province of British Columbia Canada
0.90%, 07/20/2026 585 537
1.30%, 01/29/2031
(d)
185 151
4.20%, 07/06/2033 300 291
4.80%, 11/15/2028 150 151
6.50%, 01/15/2026 18 18
Province of Manitoba Canada
1.50%, 10/25/2028 190 166
4.30%, 07/27/2033 150 146
Province of Ontario Canada
0.63%, 01/21/2026 495 459
1.05%, 04/14/2026 380 352
1.13%, 10/07/2030 425 345
2.13%, 01/21/2032 420 355
3.10%, 05/19/2027 910 870
4.20%, 01/18/2029 150 148
Province of Quebec Canada
0.60%, 07/23/2025 650 614
1.35%, 05/28/2030 560 466
3.63%, 04/13/2028 300 290
4.50%, 04/03/2029
(g)
305 305
4.50%, 09/08/2033 150 148
7.50%, 09/15/2029 64 73
$ 6,921
REITs - 0 .85%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 190
2.75%, 12/15/2029 80 70
2.95%, 03/15/2034 195 160
3.00%, 05/18/2051 190 121
3.38%, 08/15/2031 115 103
4.00%, 02/01/2050 85 65
4.90%, 12/15/2030 80 79
5.15%, 04/15/2053 150 138
American Tower Corp
1.30%, 09/15/2025 80 75
1.60%, 04/15/2026 190 177
1.88%, 10/15/2030 165 134
2.90%, 01/15/2030 160 141
2.95%, 01/15/2051 180 116
3.38%, 10/15/2026 500 478
3.65%, 03/15/2027 200 192
3.70%, 10/15/2049 165 123
5.25%, 07/15/2028 150 150
5.65%, 03/15/2033 155 157
5.90%, 11/15/2033 150 155
AvalonBay Communities Inc
1.90%, 12/01/2028 200 175
2.05%, 01/15/2032 195 160
2.30%, 03/01/2030 160 138
5.00%, 02/15/2033 155 154

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Boston Properties LP
2.55%, 04/01/2032 $ 155 $ 123
2.75%, 10/01/2026 550 512
2.90%, 03/15/2030 415 356
COPT Defense Properties LP
2.75%, 04/15/2031 195 161
Crown Castle Inc
1.05%, 07/15/2026 380 345
1.35%, 07/15/2025 195 185
2.50%, 07/15/2031 190 157
2.90%, 04/01/2041 190 134
3.10%, 11/15/2029 150 134
3.25%, 01/15/2051 370 253
3.30%, 07/01/2030 155 138
4.00%, 11/15/2049 110 85
5.00%, 01/11/2028 150 148
5.10%, 05/01/2033 145 141
CubeSmart LP
2.00%, 02/15/2031 125 101
2.25%, 12/15/2028 200 175
Digital Realty Trust LP
4.45%, 07/15/2028 250 242
5.55%, 01/15/2028 120 121
Equinix Inc
1.00%, 09/15/2025 165 154
1.25%, 07/15/2025 160 151
1.80%, 07/15/2027 160 143
2.50%, 05/15/2031 195 163
3.20%, 11/18/2029 260 233
3.40%, 02/15/2052 195 136
ERP Operating LP
1.85%, 08/01/2031 385 313
2.50%, 02/15/2030 125 109
Essex Portfolio LP
1.70%, 03/01/2028 190 167
3.00%, 01/15/2030 170 151
4.00%, 03/01/2029 300 286
4.50%, 03/15/2048 300 251
Extra Space Storage LP
2.20%, 10/15/2030 85 70
2.40%, 10/15/2031 195 160
5.40%, 02/01/2034 155 154
5.50%, 07/01/2030 150 152
Federal Realty OP LP
1.25%, 02/15/2026 170 157
4.50%, 12/01/2044 250 205
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 155
5.38%, 04/15/2026 300 297
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 135
Healthpeak OP LLC
2.13%, 12/01/2028 165 145
3.00%, 01/15/2030 150 133
5.25%, 12/15/2032 75 74
6.75%, 02/01/2041 300 333
Kilroy Realty LP
2.50%, 11/15/2032 165 124
Kimco Realty OP LLC
2.25%, 12/01/2031 195 157
2.70%, 10/01/2030 165 143
3.70%, 10/01/2049 330 240
4.60%, 02/01/2033 175 166
6.40%, 03/01/2034 115 123
Mid-America Apartments LP
1.70%, 02/15/2031 125 101
4.00%, 11/15/2025 500 490
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
NNN REIT Inc
4.80%, 10/15/2048 $ 200 $ 175
Prologis LP
1.25%, 10/15/2030 165 132
1.75%, 07/01/2030 160 133
2.13%, 04/15/2027 145 134
2.25%, 04/15/2030 140 121
2.25%, 01/15/2032 195 161
2.88%, 11/15/2029 75 68
3.00%, 04/15/2050 110 76
3.88%, 09/15/2028 250 240
4.00%, 09/15/2028 400 387
4.63%, 01/15/2033 80 78
4.88%, 06/15/2028 150 150
Public Storage Operating Co
0.88%, 02/15/2026 145 134
1.85%, 05/01/2028 380 338
2.25%, 11/09/2031 200 166
5.10%, 08/01/2033 150 151
5.13%, 01/15/2029 150 152
Realty Income Corp
0.75%, 03/15/2026 430 394
2.10%, 03/15/2028 190 170
2.20%, 06/15/2028 180 161
3.10%, 12/15/2029 375 340
3.25%, 01/15/2031 165 147
4.75%, 02/15/2029 155 153
4.85%, 03/15/2030 150 148
4.90%, 07/15/2033 150 145
Simon Property Group LP
1.75%, 02/01/2028 190 169
2.45%, 09/13/2029 140 123
2.65%, 02/01/2032 200 169
3.25%, 11/30/2026 500 478
3.25%, 09/13/2049 140 98
3.50%, 09/01/2025 165 161
4.25%, 11/30/2046 130 107
6.75%, 02/01/2040 25 28
UDR Inc
2.10%, 08/01/2032 565 443
3.20%, 01/15/2030 165 150
Ventas Realty LP
3.00%, 01/15/2030 200 176
5.70%, 09/30/2043 300 287
VICI Properties LP
4.38%, 05/15/2025 585 575
Welltower OP LLC
2.75%, 01/15/2032 195 163
4.13%, 03/15/2029 300 287
Weyerhaeuser Co
7.38%, 03/15/2032 85 97
WP Carey Inc
2.40%, 02/01/2031 85 71
$ 20,969
Retail - 0 .70%
AutoZone Inc
1.65%, 01/15/2031 165 133
3.75%, 06/01/2027 250 241
Costco Wholesale Corp
1.38%, 06/20/2027 155 140
1.60%, 04/20/2030 155 130
1.75%, 04/20/2032 155 126
3.00%, 05/18/2027 150 144
Dollar General Corp
4.15%, 11/01/2025 500 490
Dollar Tree Inc
4.20%, 05/15/2028 185 179

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
0.90%, 03/15/2028 $ 190 $ 165
1.88%, 09/15/2031 195 159
2.13%, 09/15/2026 250 234
2.38%, 03/15/2051 190 113
2.70%, 04/15/2025 195 190
2.75%, 09/15/2051 195 126
2.88%, 04/15/2027 195 185
2.95%, 06/15/2029 435 400
3.50%, 09/15/2056 305 226
3.90%, 06/15/2047 30 25
4.00%, 09/15/2025 325 321
4.20%, 04/01/2043 520 453
4.25%, 04/01/2046 340 295
4.40%, 03/15/2045 320 284
4.90%, 04/15/2029 155 157
4.95%, 09/30/2026 155 155
4.95%, 09/15/2052 160 153
5.95%, 04/01/2041 351 377
Lowe's Cos Inc
1.30%, 04/15/2028 165 144
1.70%, 10/15/2030 165 135
3.00%, 10/15/2050 50 33
3.10%, 05/03/2027 250 237
3.65%, 04/05/2029 250 237
3.70%, 04/15/2046 40 31
3.75%, 04/01/2032 195 179
4.00%, 04/15/2025 160 158
4.05%, 05/03/2047 30 24
4.25%, 04/01/2052 195 160
4.38%, 09/15/2045 500 429
4.40%, 09/08/2025 160 158
4.80%, 04/01/2026 155 154
5.00%, 04/15/2033 160 159
5.00%, 04/15/2040 160 153
5.63%, 04/15/2053 160 162
5.75%, 07/01/2053 155 160
McDonald's Corp
1.45%, 09/01/2025 160 152
2.13%, 03/01/2030 160 138
2.63%, 09/01/2029 415 374
3.38%, 05/26/2025 500 489
3.50%, 07/01/2027 325 312
3.63%, 09/01/2049 115 87
3.70%, 02/15/2042 128 104
4.70%, 12/09/2035 25 24
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 233
4.95%, 08/14/2033 305 305
5.15%, 09/09/2052 325 315
6.30%, 10/15/2037 262 288
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 69
4.35%, 06/01/2028 300 294
Starbucks Corp
2.00%, 03/12/2027 160 147
3.00%, 02/14/2032
(d)
135 118
3.55%, 08/15/2029 500 472
4.45%, 08/15/2049 300 260
4.80%, 02/15/2033 165 163
Target Corp
1.95%, 01/15/2027 150 139
2.35%, 02/15/2030 320 281
2.50%, 04/15/2026 500 480
2.95%, 01/15/2052 175 119
4.50%, 09/15/2032 245 240
4.80%, 01/15/2053
(d)
150 141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
TJX Cos Inc/The
1.60%, 05/15/2031 $ 130 $ 105
Walmart Inc
1.05%, 09/17/2026
(d)
185 170
1.50%, 09/22/2028 185 163
1.80%, 09/22/2031 195 162
2.50%, 09/22/2041 195 140
2.65%, 09/22/2051 185 122
2.95%, 09/24/2049 245 173
3.90%, 09/09/2025 160 158
3.90%, 04/15/2028 225 220
3.95%, 06/28/2038 185 169
4.00%, 04/15/2026 95 94
4.00%, 04/15/2030 95 93
4.10%, 04/15/2033 95 92
4.15%, 09/09/2032 660 643
4.50%, 09/09/2052 660 612
$ 17,183
Semiconductors - 0 .65%
Analog Devices Inc
2.10%, 10/01/2031 135 112
2.80%, 10/01/2041 195 142
Applied Materials Inc
1.75%, 06/01/2030 160 135
3.30%, 04/01/2027 35 34
3.90%, 10/01/2025 500 492
4.35%, 04/01/2047 40 36
5.10%, 10/01/2035 250 257
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 450 436
Broadcom Inc
1.95%, 02/15/2028
(i)
150 134
2.60%, 02/15/2033
(i)
405 329
3.14%, 11/15/2035
(i)
640 517
3.19%, 11/15/2036
(i)
14 11
3.42%, 04/15/2033
(i)
460 399
3.47%, 04/15/2034
(i)
350 300
3.50%, 02/15/2041
(i)
200 155
3.75%, 02/15/2051
(i)
50 38
4.15%, 11/15/2030 271 256
4.30%, 11/15/2032 185 174
4.75%, 04/15/2029 730 721
Intel Corp
2.00%, 08/12/2031 190 156
2.45%, 11/15/2029 310 275
3.05%, 08/12/2051 190 128
3.15%, 05/11/2027 540 513
3.20%, 08/12/2061 190 124
3.25%, 11/15/2049 315 222
3.73%, 12/08/2047 240 186
3.75%, 03/25/2027 160 155
3.75%, 08/05/2027 175 169
4.00%, 08/05/2029 705 682
4.00%, 12/15/2032 200 187
4.15%, 08/05/2032 175 166
4.25%, 12/15/2042 200 175
4.60%, 03/25/2040 160 150
4.80%, 10/01/2041 77 73
4.88%, 02/10/2026 255 254
4.90%, 07/29/2045 25 24
5.20%, 02/10/2033
(d)
130 132
5.60%, 02/21/2054 225 229
5.63%, 02/10/2043 130 134
5.70%, 02/10/2053 255 264
KLA Corp
4.70%, 02/01/2034 155 153
4.95%, 07/15/2052 355 342

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Lam Research Corp
1.90%, 06/15/2030 $ 155 $ 131
2.88%, 06/15/2050 235 160
Marvell Technology Inc
2.45%, 04/15/2028 380 343
4.88%, 06/22/2028 300 296
Micron Technology Inc
2.70%, 04/15/2032 290 242
4.19%, 02/15/2027 115 112
4.66%, 02/15/2030 115 112
5.30%, 01/15/2031 90 91
NVIDIA Corp
1.55%, 06/15/2028 190 169
2.00%, 06/15/2031 385 325
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 322
3.13%, 02/15/2042 195 141
3.15%, 05/01/2027 80 76
3.25%, 05/11/2041 195 145
4.40%, 06/01/2027 220 216
QUALCOMM Inc
1.30%, 05/20/2028 411 360
1.65%, 05/20/2032 340 269
3.25%, 05/20/2027 320 307
4.65%, 05/20/2035 115 114
4.80%, 05/20/2045 425 407
6.00%, 05/20/2053 155 173
Texas Instruments Inc
1.13%, 09/15/2026 195 178
1.75%, 05/04/2030 245 207
1.90%, 09/15/2031 195 162
4.15%, 05/15/2048 205 176
4.60%, 02/15/2028 150 150
4.60%, 02/08/2029 260 260
4.90%, 03/14/2033 150 152
5.00%, 03/14/2053 155 152
5.15%, 02/08/2054 155 156
TSMC Arizona Corp
3.88%, 04/22/2027 200 194
4.25%, 04/22/2032
(d)
200 195
$ 16,064
Software - 0 .63%
Adobe Inc
2.30%, 02/01/2030 160 141
Electronic Arts Inc
1.85%, 02/15/2031 190 156
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 159
3.10%, 03/01/2041 90 66
5.10%, 07/15/2032
(d)
130 130
Fiserv Inc
3.50%, 07/01/2029 310 289
3.85%, 06/01/2025 300 294
5.35%, 03/15/2031 155 157
5.45%, 03/02/2028 730 739
5.63%, 08/21/2033 155 158
Intuit Inc
5.13%, 09/15/2028 150 153
5.25%, 09/15/2026 305 308
5.50%, 09/15/2053 110 114
Microsoft Corp
1.35%, 09/15/2030
(i)
85 70
2.40%, 08/08/2026 55 52
2.50%, 09/15/2050
(i)
790 510
2.53%, 06/01/2050 792 520
2.68%, 06/01/2060 1,209 778
3.13%, 11/03/2025 700 682
3.30%, 02/06/2027 200 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp   (continued)
3.45%, 08/08/2036 $ 358 $ 320
Oracle Corp
2.30%, 03/25/2028 385 348
2.50%, 04/01/2025 150 145
2.65%, 07/15/2026 700 662
2.80%, 04/01/2027 850 797
2.88%, 03/25/2031 385 335
2.95%, 04/01/2030 150 134
3.60%, 04/01/2040 150 118
3.60%, 04/01/2050 150 108
3.65%, 03/25/2041 385 302
3.80%, 11/15/2037 250 210
3.90%, 05/15/2035 600 527
3.95%, 03/25/2051 385 293
4.00%, 07/15/2046 780 614
4.10%, 03/25/2061 190 143
4.30%, 07/08/2034 615 567
4.38%, 05/15/2055 610 491
4.50%, 05/06/2028 130 128
4.65%, 05/06/2030 265 260
5.55%, 02/06/2053 125 122
5.80%, 11/10/2025 235 237
6.15%, 11/09/2029 55 58
6.25%, 11/09/2032 115 123
6.90%, 11/09/2052 115 132
Roper Technologies Inc
1.00%, 09/15/2025 85 80
1.40%, 09/15/2027 165 146
2.95%, 09/15/2029 95 85
Salesforce Inc
1.95%, 07/15/2031 190 158
2.70%, 07/15/2041 385 279
2.90%, 07/15/2051 385 260
ServiceNow Inc
1.40%, 09/01/2030 165 134
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 334
4.95%, 03/28/2028 150 149
VMware LLC
1.40%, 08/15/2026 570 521
1.80%, 08/15/2028 285 248
2.20%, 08/15/2031 385 313
$ 15,551
Sovereign - 1 .46%
Canada Government International Bond
0.75%, 05/19/2026 390 359
2.88%, 04/28/2025 430 420
3.75%, 04/26/2028 540 526
Chile Government International Bond
2.45%, 01/31/2031 270 231
2.55%, 01/27/2032
(d)
475 401
2.75%, 01/31/2027 200 187
3.10%, 05/07/2041 500 370
3.24%, 02/06/2028 400 375
3.50%, 04/15/2053 200 145
3.86%, 06/21/2047 300 236
4.00%, 01/31/2052 200 158
4.95%, 01/05/2036 276 267
Export Development Canada
3.38%, 08/26/2025 250 245
3.88%, 02/14/2028 305 299
4.13%, 02/13/2029
(d)
305 302
4.38%, 06/29/2026 445 442
Export-Import Bank of Korea
1.38%, 02/09/2031 200 161
2.13%, 01/18/2032 200 165
3.25%, 11/10/2025 500 485

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export-Import Bank of Korea   (continued)
3.25%, 08/12/2026 $ 500 $ 481
4.25%, 09/15/2027 200 196
4.50%, 09/15/2032 200 195
4.88%, 01/11/2026 305 305
5.13%, 09/18/2028 200 204
Indonesia Government International Bond
2.15%, 07/28/2031 400 330
2.85%, 02/14/2030 800 713
3.05%, 03/12/2051 400 282
3.50%, 01/11/2028 200 190
3.70%, 10/30/2049
(d)
200 156
4.15%, 09/20/2027 200 194
4.20%, 10/15/2050
(d)
500 421
4.55%, 01/11/2028 200 197
4.65%, 09/20/2032 335 326
4.75%, 02/11/2029 200 198
5.10%, 02/10/2054 200 193
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 400 295
4.50%, 01/30/2043 400 344
5.50%, 03/12/2034 230 227
5.75%, 03/12/2054 230 220
Japan Bank for International Cooperation
1.25%, 01/21/2031 400 323
1.88%, 04/15/2031 200 168
2.00%, 10/17/2029 200 175
2.13%, 02/16/2029 400 357
2.25%, 11/04/2026 400 375
2.38%, 04/20/2026 300 285
2.88%, 04/14/2025 400 390
3.88%, 09/16/2025 300 295
4.25%, 04/27/2026 220 217
4.63%, 07/19/2028 200 200
4.88%, 10/18/2028 200 202
Korea International Bond
1.00%, 09/16/2030 200 161
3.88%, 09/20/2048 500 427
Mexico Government International Bond
2.66%, 05/24/2031 400 334
3.25%, 04/16/2030 200 178
3.50%, 02/12/2034 400 333
3.75%, 01/11/2028 250 237
3.75%, 04/19/2071 400 255
3.77%, 05/24/2061 200 130
3.90%, 04/27/2025 400 394
4.13%, 01/21/2026 500 491
4.50%, 04/22/2029 300 290
4.50%, 01/31/2050 600 472
4.60%, 02/10/2048 700 559
4.75%, 03/08/2044 506 421
5.55%, 01/21/2045
(d)
300 279
6.00%, 05/07/2036 280 281
6.05%, 01/11/2040 464 458
6.34%, 05/04/2053 200 197
6.35%, 02/09/2035 400 412
6.40%, 05/07/2054 300 299
Panama Government International Bond
2.25%, 09/29/2032 200 143
3.30%, 01/19/2033 200 154
3.87%, 07/23/2060 340 197
3.88%, 03/17/2028 250 228
4.30%, 04/29/2053 400 259
4.50%, 05/15/2047 200 138
4.50%, 04/16/2050 400 270
6.40%, 02/14/2035 200 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
(continued)
6.70%, 01/26/2036 $ 224 $ 217
6.85%, 03/28/2054 200 181
Peruvian Government International Bond
1.86%, 12/01/2032 405 308
2.78%, 01/23/2031 145 124
2.78%, 12/01/2060 180 103
3.30%, 03/11/2041 340 255
3.55%, 03/10/2051 200 144
5.63%, 11/18/2050 528 525
6.55%, 03/14/2037 126 137
8.75%, 11/21/2033 192 237
Philippine Government International Bond
2.46%, 05/05/2030 500 433
2.65%, 12/10/2045 400 265
2.95%, 05/05/2045 200 139
3.00%, 02/01/2028 300 279
3.20%, 07/06/2046 200 143
3.70%, 03/01/2041 200 165
3.70%, 02/02/2042 230 188
5.00%, 07/17/2033 200 200
5.00%, 01/13/2037 300 297
5.50%, 01/17/2048 200 203
6.38%, 10/23/2034 210 231
9.50%, 02/02/2030 400 491
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 371
2.88%, 10/17/2029 200 177
3.88%, 05/06/2051 600 426
5.38%, 06/15/2033 280 276
Republic of Poland Government International Bond
4.88%, 10/04/2033 300 295
5.13%, 09/18/2034 310 309
5.50%, 03/18/2054 310 308
State of Israel
2.50%, 01/15/2030 200 172
3.38%, 01/15/2050 400 268
Svensk Exportkredit AB
0.50%, 08/26/2025
(d)
835 784
4.00%, 07/15/2025 295 291
4.13%, 06/14/2028 295 291
4.38%, 02/13/2026 305 302
4.88%, 09/14/2026 305 306
Tennessee Valley Authority
2.88%, 02/01/2027 250 239
3.50%, 12/15/2042 400 332
3.88%, 03/15/2028 230 226
4.25%, 09/15/2065 200 174
4.63%, 09/15/2060 300 284
5.25%, 09/15/2039 251 263
5.38%, 04/01/2056 154 165
5.88%, 04/01/2036 300 334
6.75%, 11/01/2025 102 105
Uruguay Government International Bond
4.13%, 11/20/2045 100 88
4.38%, 10/27/2027 390 386
4.98%, 04/20/2055 210 197
5.10%, 06/18/2050 565 547
5.75%, 10/28/2034 150 158
$ 35,966
Supranational Bank - 1 .32%
African Development Bank
0.88%, 03/23/2026 345 320
0.88%, 07/22/2026 385 353
4.13%, 02/25/2027 150 148
4.38%, 03/14/2028 305 304
4.63%, 01/04/2027 210 210

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank
0.38%, 09/03/2025 $ 325 $ 305
0.50%, 02/04/2026 400 370
1.00%, 04/14/2026 780 724
1.25%, 06/09/2028 100 88
1.50%, 01/20/2027 400 368
1.50%, 03/04/2031 195 162
1.75%, 09/19/2029 325 284
1.88%, 03/15/2029 390 347
2.75%, 01/19/2028 250 235
2.88%, 05/06/2025 340 332
3.13%, 08/20/2027 705 675
3.13%, 04/27/2032 340 312
3.75%, 04/25/2028 300 293
3.88%, 09/28/2032 100 97
3.88%, 06/14/2033 295 284
4.00%, 01/12/2033 150 146
4.13%, 01/12/2027 300 297
4.25%, 01/09/2026 305 302
4.38%, 03/06/2029 310 310
4.50%, 08/25/2028 365 367
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.38%, 06/29/2025 355 348
3.75%, 09/14/2027 325 317
4.13%, 01/18/2029 300 297
4.88%, 09/14/2026 305 307
Council Of Europe Development Bank
3.63%, 01/26/2028 300 291
3.75%, 05/25/2026 300 294
European Bank for Reconstruction & Development
0.50%, 11/25/2025 385 359
0.50%, 01/28/2026 380 352
4.13%, 01/25/2029 150 149
4.38%, 03/09/2028 245 244
European Investment Bank
0.38%, 12/15/2025 340 316
0.38%, 03/26/2026 480 441
0.63%, 10/21/2027 285 249
0.75%, 10/26/2026 190 173
1.25%, 02/14/2031 355 292
1.38%, 03/15/2027 400 366
1.63%, 05/13/2031 395 331
1.75%, 03/15/2029 200 177
2.38%, 05/24/2027 300 282
3.25%, 11/15/2027 325 312
3.63%, 07/15/2030 500 481
3.75%, 02/14/2033 305 292
3.88%, 03/15/2028 605 593
4.00%, 02/15/2029 335 330
4.13%, 02/13/2034 305 300
4.38%, 03/19/2027 460 458
4.50%, 10/16/2028 455 458
Inter-American Development Bank
0.63%, 09/16/2027 340 298
0.88%, 04/20/2026 425 393
1.13%, 07/20/2028 385 336
1.13%, 01/13/2031 385 313
1.50%, 01/13/2027 400 369
1.75%, 03/14/2025 835 809
2.38%, 07/07/2027 500 468
3.13%, 09/18/2028 250 237
3.50%, 09/14/2029 320 307
3.50%, 04/12/2033 300 280
4.00%, 01/12/2028 305 300
4.13%, 02/15/2029 305 302
4.38%, 02/01/2027 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank   (continued)
4.38%, 01/24/2044 $ 50 $ 48
4.50%, 05/15/2026 300 299
4.50%, 09/13/2033 305 308
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 905 846
0.75%, 11/24/2027 365 320
0.75%, 08/26/2030 385 308
0.88%, 07/15/2026 580 533
1.25%, 02/10/2031 385 315
1.38%, 04/20/2028 480 426
1.63%, 11/03/2031 385 318
1.75%, 10/23/2029 680 593
2.50%, 07/29/2025 850 824
2.50%, 03/29/2032 355 311
3.13%, 06/15/2027 645 619
3.50%, 07/12/2028 450 435
3.63%, 09/21/2029 315 304
3.88%, 02/14/2030 305 297
4.00%, 07/25/2030 595 583
4.00%, 01/10/2031 300 293
4.63%, 08/01/2028 450 455
4.75%, 11/14/2033
(d)
300 309
International Finance Corp
0.38%, 07/16/2025 1,080 1,019
3.63%, 09/15/2025 150 147
4.38%, 01/15/2027 105 105
4.50%, 07/13/2028 120 121
Nordic Investment Bank
0.38%, 09/11/2025 255 239
0.50%, 01/21/2026 400 371
3.38%, 09/08/2027 325 313
4.25%, 02/28/2029 200 199
$ 32,481
Telecommunications - 1 .11%
America Movil SAB de CV
4.38%, 04/22/2049
(d)
250 215
6.13%, 03/30/2040 102 108
6.38%, 03/01/2035 200 218
AT&T Inc
1.65%, 02/01/2028 330 292
1.70%, 03/25/2026 135 126
2.25%, 02/01/2032 240 195
2.30%, 06/01/2027 465 429
2.75%, 06/01/2031 310 267
2.95%, 07/15/2026 20 19
3.10%, 02/01/2043
(d)
240 178
3.50%, 06/01/2041 310 242
3.50%, 09/15/2053 904 638
3.55%, 09/15/2055 1,198 838
3.65%, 06/01/2051 755 554
3.65%, 09/15/2059 1,057 736
3.80%, 02/15/2027 40 39
4.10%, 02/15/2028 81 79
4.25%, 03/01/2027 230 226
4.30%, 12/15/2042 221 190
4.35%, 03/01/2029 500 487
4.35%, 06/15/2045 260 222
4.50%, 03/09/2048 490 417
5.40%, 02/15/2034 295 299
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 190 143
5.20%, 02/15/2034 155 154
British Telecommunications PLC
9.62%, 12/15/2030 577 708

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc
2.50%, 09/20/2026 $ 580 $ 549
4.80%, 02/26/2027 305 305
4.85%, 02/26/2029 305 307
5.05%, 02/26/2034 305 309
5.30%, 02/26/2054 305 313
5.50%, 01/15/2040 600 631
Corning Inc
4.38%, 11/15/2057 300 248
4.75%, 03/15/2042 102 92
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 758
Juniper Networks Inc
2.00%, 12/10/2030 185 150
Orange SA
5.38%, 01/13/2042 102 102
Rogers Communications Inc
3.20%, 03/15/2027 395 375
3.70%, 11/15/2049 225 165
3.80%, 03/15/2032 195 175
5.00%, 02/15/2029 155 154
5.00%, 03/15/2044 200 183
Sprint Capital Corp
6.88%, 11/15/2028 295 314
Telefonica Emisiones SA
5.21%, 03/08/2047 530 488
7.05%, 06/20/2036 545 610
TELUS Corp
4.60%, 11/16/2048 300 260
T-Mobile USA Inc
1.50%, 02/15/2026 320 299
2.05%, 02/15/2028 320 287
2.25%, 11/15/2031 350 287
2.40%, 03/15/2029 310 275
2.55%, 02/15/2031 245 209
3.00%, 02/15/2041 170 125
3.30%, 02/15/2051 310 217
3.40%, 10/15/2052 260 184
3.50%, 04/15/2025 150 147
3.75%, 04/15/2027 295 284
3.88%, 04/15/2030 295 276
4.38%, 04/15/2040 150 134
4.50%, 04/15/2050 295 256
4.80%, 07/15/2028 150 149
4.95%, 03/15/2028 90 90
5.05%, 07/15/2033 150 148
5.15%, 04/15/2034 155 154
5.20%, 01/15/2033 555 556
5.50%, 01/15/2055 155 155
5.65%, 01/15/2053 520 531
5.75%, 01/15/2034 150 156
5.75%, 01/15/2054 150 155
6.00%, 06/15/2054 150 160
Verizon Communications Inc
1.45%, 03/20/2026 385 359
1.50%, 09/18/2030 450 367
1.68%, 10/30/2030 748 609
1.75%, 01/20/2031 360 292
2.10%, 03/22/2028 580 522
2.36%, 03/15/2032 180 148
2.55%, 03/21/2031 385 329
2.63%, 08/15/2026 25 24
2.65%, 11/20/2040 135 95
2.88%, 11/20/2050 360 235
2.99%, 10/30/2056 562 359
3.00%, 11/20/2060 80 50
3.40%, 03/22/2041 385 301
3.55%, 03/22/2051 385 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.70%, 03/22/2061 $ 190 $ 139
3.85%, 11/01/2042 275 226
3.88%, 02/08/2029 400 383
4.13%, 03/16/2027 300 294
4.33%, 09/21/2028 500 489
4.40%, 11/01/2034 750 707
4.50%, 08/10/2033 360 344
4.81%, 03/15/2039 600 567
Vodafone Group PLC
4.25%, 09/17/2050 165 133
5.63%, 02/10/2053 150 149
6.15%, 02/27/2037 201 215
$ 27,363
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 26
Transportation - 0 .50%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 400 275
3.30%, 09/15/2051 200 144
3.55%, 02/15/2050 115 87
4.38%, 09/01/2042 545 488
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 89
4.55%, 09/01/2044 15 14
5.15%, 09/01/2043 350 345
5.20%, 04/15/2054 150 149
Canadian National Railway Co
2.45%, 05/01/2050 65 41
3.20%, 08/02/2046 400 299
3.65%, 02/03/2048 75 60
3.85%, 08/05/2032 175 163
Canadian Pacific Railway Co
1.75%, 12/02/2026 390 358
2.45%, 12/02/2031 190 170
3.00%, 12/02/2041 190 162
3.10%, 12/02/2051 190 131
4.70%, 05/01/2048 300 268
4.80%, 09/15/2035 500 484
CSX Corp
2.40%, 02/15/2030 65 57
3.25%, 06/01/2027 40 38
3.35%, 11/01/2025 250 243
3.35%, 09/15/2049 70 50
3.80%, 03/01/2028 100 97
3.80%, 11/01/2046 30 24
4.25%, 11/01/2066 400 321
4.30%, 03/01/2048 105 91
4.50%, 11/15/2052 155 137
4.75%, 05/30/2042 277 258
5.20%, 11/15/2033
(d)
150 152
FedEx Corp
3.10%, 08/05/2029 550 505
3.88%, 08/01/2042 100 80
4.40%, 01/15/2047 405 339
4.55%, 04/01/2046 400 345
4.75%, 11/15/2045 260 230
Norfolk Southern Corp
2.30%, 05/15/2031 195 165
2.55%, 11/01/2029 155 137
2.90%, 08/25/2051 190 124
3.94%, 11/01/2047 398 317
4.15%, 02/28/2048 200 166
4.45%, 03/01/2033 150 144
4.55%, 06/01/2053 70 61
4.84%, 10/01/2041 100 94
5.35%, 08/01/2054 120 119

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Ryder System Inc
2.90%, 12/01/2026 $ 150 $ 142
4.30%, 06/15/2027 55 54
Union Pacific Corp
2.15%, 02/05/2027 230 214
2.38%, 05/20/2031 195 167
2.80%, 02/14/2032 185 161
2.89%, 04/06/2036 210 171
3.20%, 05/20/2041 195 152
3.38%, 02/14/2042 190 151
3.80%, 10/01/2051 577 460
3.80%, 04/06/2071 175 130
3.84%, 03/20/2060 575 441
4.50%, 01/20/2033 160 156
4.95%, 09/09/2052 160 155
United Parcel Service Inc
2.50%, 09/01/2029 125 112
3.40%, 09/01/2049 770 580
3.90%, 04/01/2025 665 656
4.88%, 03/03/2033 110 110
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 108
5.20%, 04/01/2040 125 126
6.20%, 01/15/2038 23 25
$ 12,334
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 302
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 195 162
3.25%, 06/01/2051 195 140
3.75%, 09/01/2047 180 142
4.45%, 06/01/2032 110 106
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 157
5.30%, 05/01/2052 185 173
5.38%, 01/15/2034 155 154
$ 1,040
TOTAL BONDS $ 719,792
MUNICIPAL BONDS - 0 .51%
Principal
Amount (000's) Value (000's)
California - 0 .16%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 339
6.92%, 04/01/2040 120 137
California State University
2.98%, 11/01/2051 160 112
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 64
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 173
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 83
5.76%, 07/01/2029 50 51
6.76%, 07/01/2034 530 585
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 284
San Diego County Water Authority
6.14%, 05/01/2049 260 284
State of California
3.50%, 04/01/2028 165 160
7.30%, 10/01/2039 375 441
7.35%, 11/01/2039 500 591
7.60%, 11/01/2040 180 222
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California   (continued)
7.63%, 03/01/2040 $ 280 $ 341
$ 3,867
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 416
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 167
7.06%, 04/01/2057 191 217
$ 384
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 189 214
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 70 75
County of Cook IL
6.23%, 11/15/2034 102 108
State of Illinois
5.10%, 06/01/2033 1,000 993
7.35%, 07/01/2035 60 65
$ 1,455
Kansas - 0 .00%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 112
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 30
New Jersey - 0 .06%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 750
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 192
6.56%, 12/15/2040 210 230
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 171
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 136
$ 1,479
New York - 0 .08%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 150
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 279
5.95%, 06/15/2042 125 133
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 255
New York State Dormitory Authority
5.60%, 03/15/2040 435 439
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 358
4.96%, 08/01/2046 300 287
6.04%, 12/01/2029 50 53
$ 1,979
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 68
Ohio State University/The
4.91%, 06/01/2040 125 123
$ 191

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 $ 500 $ 501
Texas - 0 .07%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 142
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 48
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 80
Dallas County Hospital District
5.62%, 08/15/2044 83 85
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(j)
50 50
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 304
State of Texas
4.68%, 04/01/2040 100 95
5.52%, 04/01/2039 405 420
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 624
$ 1,848
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 140 138
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
245 247
TOTAL MUNICIPAL BONDS $ 12,647
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68 .72%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .15%
2.00%, 08/01/2029 $ 135 $ 125
2.00%, 10/01/2031 35 32
2.00%, 03/01/2032 71 65
2.50%, 10/01/2027 26 24
2.50%, 03/01/2028 78 74
2.50%, 06/01/2028 47 45
2.50%, 06/01/2028 113 108
2.50%, 07/01/2028 80 76
2.50%, 10/01/2028 38 37
2.50%, 10/01/2028 63 60
2.50%, 10/01/2029 103 98
2.50%, 12/01/2029 127 120
2.50%, 09/01/2030 234 220
2.50%, 01/01/2031 256 240
2.50%, 01/01/2031 25 23
2.50%, 02/01/2031 28 26
2.50%, 03/01/2031 77 72
2.50%, 12/01/2031 88 83
2.50%, 12/01/2031 99 93
2.50%, 02/01/2032 116 108
2.50%, 03/01/2032 153 142
2.50%, 11/01/2032 299 278
2.50%, 02/01/2033 79 74
2.50%, 03/01/2033 58 54
2.50%, 03/01/2033 201 186
2.50%, 04/01/2033 94 87
2.50%, 05/01/2033 38 35
2.50%, 06/01/2033 64 59
2.50%, 11/01/2036 59 53
2.50%, 02/01/2043 80 69
2.50%, 03/01/2043 63 54
3.00%, 01/01/2027 24 24
3.00%, 03/01/2027 19 18
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 05/01/2027 $ 23 $ 22
3.00%, 10/01/2028 83 79
3.00%, 07/01/2029 108 104
3.00%, 08/01/2029 48 46
3.00%, 10/01/2029 29 27
3.00%, 11/01/2029 50 48
3.00%, 07/01/2030 115 110
3.00%, 09/01/2030 155 148
3.00%, 11/01/2030 28 27
3.00%, 11/01/2030 47 44
3.00%, 01/01/2031 54 52
3.00%, 04/01/2031 121 114
3.00%, 02/01/2032 26 24
3.00%, 05/01/2032 43 41
3.00%, 12/01/2032 191 179
3.00%, 12/01/2032 177 168
3.00%, 01/01/2033 257 243
3.00%, 02/01/2033 148 140
3.00%, 03/01/2033 93 88
3.00%, 04/01/2033 84 79
3.00%, 04/01/2033 68 64
3.00%, 06/01/2033 53 49
3.00%, 09/01/2033 79 74
3.00%, 09/01/2033 74 69
3.00%, 12/01/2034 20 18
3.00%, 01/01/2035 13 13
3.00%, 02/01/2035 19 18
3.00%, 05/01/2035 161 150
3.00%, 02/01/2036 37 35
3.00%, 09/01/2036 41 38
3.00%, 02/01/2037 50 46
3.00%, 05/01/2037 53 49
3.00%, 06/01/2037 56 52
3.00%, 07/01/2037 84 77
3.00%, 09/01/2037 18 17
3.00%, 01/01/2043 128 114
3.00%, 01/01/2043 126 112
3.00%, 02/01/2043 555 496
3.00%, 03/01/2043 325 288
3.00%, 04/01/2043 114 102
3.00%, 05/01/2043 111 99
3.00%, 06/01/2043 205 183
3.00%, 07/01/2043 357 319
3.00%, 07/01/2043 212 190
3.00%, 07/01/2043 186 166
3.00%, 07/01/2043 319 285
3.00%, 08/01/2043 60 54
3.00%, 08/01/2043 43 39
3.00%, 08/01/2043 604 540
3.00%, 08/01/2043 116 103
3.00%, 09/01/2043 112 100
3.00%, 09/01/2043 264 236
3.00%, 09/01/2043 227 203
3.00%, 10/01/2043 220 197
3.00%, 10/01/2043 94 84
3.00%, 03/01/2045 189 168
3.00%, 04/01/2045 68 60
3.00%, 06/01/2045 247 219
3.00%, 07/01/2045 205 182
3.00%, 07/01/2045 145 129
3.00%, 08/01/2045 87 77
3.00%, 08/01/2045 83 74
3.00%, 08/01/2045 282 250
3.00%, 12/01/2045 391 346
3.00%, 03/01/2046 17 15
3.00%, 03/01/2046 169 149
3.00%, 04/01/2046 231 204
3.00%, 04/01/2046 22 20

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 05/01/2046 $ 60 $ 53
3.00%, 09/01/2046 277 244
3.00%, 10/01/2046 277 245
3.00%, 11/01/2046 485 427
3.00%, 11/01/2046 290 255
3.00%, 11/01/2046 48 42
3.00%, 11/01/2046 315 277
3.00%, 12/01/2046 356 313
3.00%, 12/01/2046 396 349
3.00%, 01/01/2047 543 478
3.00%, 03/01/2047 540 476
3.00%, 03/01/2048 197 173
3.50%, 10/01/2025 13 12
3.50%, 11/01/2025 14 14
3.50%, 12/01/2026 15 15
3.50%, 01/01/2029 44 43
3.50%, 01/01/2032 36 34
3.50%, 02/01/2032 22 21
3.50%, 03/01/2032 26 25
3.50%, 04/01/2032 27 26
3.50%, 08/01/2032 21 20
3.50%, 09/01/2033 72 69
3.50%, 01/01/2034 24 23
3.50%, 01/01/2035 53 50
3.50%, 02/01/2035 44 42
3.50%, 07/01/2035 79 75
3.50%, 09/01/2035 103 98
3.50%, 04/01/2037 30 28
3.50%, 06/01/2037 57 54
3.50%, 05/01/2041 22 22
3.50%, 02/01/2042 106 98
3.50%, 04/01/2042 37 34
3.50%, 06/01/2042 87 80
3.50%, 07/01/2042 129 119
3.50%, 07/01/2042 97 89
3.50%, 08/01/2042 128 118
3.50%, 08/01/2042 58 53
3.50%, 02/01/2044 167 153
3.50%, 06/01/2044 166 152
3.50%, 09/01/2044 94 86
3.50%, 02/01/2045 107 98
3.50%, 03/01/2045 154 141
3.50%, 06/01/2045 176 161
3.50%, 07/01/2045 290 264
3.50%, 09/01/2045 149 136
3.50%, 10/01/2045 170 156
3.50%, 11/01/2045 281 257
3.50%, 12/01/2045 194 178
3.50%, 12/01/2045 229 209
3.50%, 12/01/2045 27 25
3.50%, 01/01/2046 79 72
3.50%, 01/01/2046 17 16
3.50%, 03/01/2046 141 128
3.50%, 03/01/2046 717 654
3.50%, 04/01/2046 171 156
3.50%, 05/01/2046 184 168
3.50%, 06/01/2046 219 200
3.50%, 08/01/2046 152 140
3.50%, 04/01/2047 228 208
3.50%, 11/01/2047 257 235
3.50%, 11/01/2047 164 150
3.50%, 05/01/2048 29 27
3.50%, 06/01/2048 106 96
3.50%, 06/01/2048 320 292
3.50%, 09/01/2048 108 99
4.00%, 06/01/2025 5 5
4.00%, 07/01/2025 8 8
4.00%, 12/01/2030 11 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 08/01/2031 $ 11 $ 10
4.00%, 10/01/2031 18 17
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 9 8
4.00%, 11/01/2033 25 24
4.00%, 01/01/2034 45 43
4.00%, 07/01/2035 17 16
4.00%, 03/01/2037 72 69
4.00%, 05/01/2038 26 24
4.00%, 02/01/2041 63 59
4.00%, 06/01/2042 48 46
4.00%, 06/01/2042 37 35
4.00%, 08/01/2043 322 305
4.00%, 01/01/2044 55 52
4.00%, 02/01/2044 115 109
4.00%, 03/01/2044 46 44
4.00%, 04/01/2044 124 117
4.00%, 05/01/2044 33 31
4.00%, 07/01/2044 69 65
4.00%, 07/01/2044 75 71
4.00%, 10/01/2044 87 83
4.00%, 11/01/2044 198 187
4.00%, 12/01/2044 193 183
4.00%, 01/01/2045 53 50
4.00%, 02/01/2045 57 54
4.00%, 04/01/2045 61 57
4.00%, 05/01/2045 43 41
4.00%, 06/01/2045 76 72
4.00%, 07/01/2045 57 54
4.00%, 08/01/2045 28 26
4.00%, 08/01/2045 33 31
4.00%, 08/01/2045 266 253
4.00%, 09/01/2045 287 272
4.00%, 09/01/2045 82 78
4.00%, 10/01/2045 295 280
4.00%, 11/01/2045 190 181
4.00%, 12/01/2045 88 84
4.00%, 03/01/2047 221 211
4.00%, 08/01/2047 234 221
4.00%, 10/01/2047 170 160
4.00%, 12/01/2047 276 261
4.00%, 07/01/2048 151 142
4.00%, 08/01/2048 89 84
4.00%, 09/01/2048 250 236
4.50%, 02/01/2030 3 3
4.50%, 08/01/2030 3 3
4.50%, 05/01/2031 4 4
4.50%, 06/01/2031 25 25
4.50%, 06/01/2039 47 46
4.50%, 10/01/2039 33 32
4.50%, 10/01/2040 36 35
4.50%, 03/01/2041 114 112
4.50%, 03/01/2041 101 99
4.50%, 11/01/2041 114 112
4.50%, 09/01/2043 49 47
4.50%, 11/01/2043 28 27
4.50%, 11/01/2043 57 56
4.50%, 01/01/2044 48 47
4.50%, 01/01/2044 58 56
4.50%, 05/01/2044 72 70
4.50%, 07/01/2044 33 33
4.50%, 10/01/2045 86 83
4.50%, 02/01/2046 111 108
4.50%, 03/01/2047 31 30
4.50%, 04/01/2047 29 28
4.50%, 06/01/2047 66 65
4.50%, 09/01/2047 69 67
4.50%, 05/01/2048 55 53

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 07/01/2048 $ 108 $ 105
4.50%, 11/01/2048 60 58
4.50%, 01/01/2049 223 216
4.50%, 05/01/2049 552 536
5.00%, 01/01/2025 5 5
5.00%, 12/01/2027 9 9
5.00%, 02/01/2030 1 2
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 40 40
5.00%, 06/01/2035 47 47
5.00%, 01/01/2038 78 79
5.00%, 11/01/2038 62 62
5.00%, 12/01/2038 72 73
5.00%, 09/01/2039 115 115
5.00%, 01/01/2040 71 71
5.00%, 05/01/2040 29 29
5.00%, 04/01/2041 41 41
5.00%, 06/01/2041 42 42
5.00%, 11/01/2041 57 57
5.00%, 11/01/2041 38 38
5.50%, 01/01/2028 15 15
5.50%, 04/01/2036 42 43
5.50%, 12/01/2036 42 43
5.50%, 12/01/2036 44 45
5.50%, 03/01/2039 67 69
5.50%, 04/01/2039 42 43
5.50%, 02/01/2040 60 62
5.50%, 06/01/2041 91 93
6.00%, 02/01/2027 2 2
$ 28,225
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .28%
1.50%, 12/01/2035 2,076 1,811
1.50%, 03/01/2036 4,143 3,607
1.50%, 05/01/2036 6,558 5,710
1.50%, 11/01/2036 3,128 2,724
1.50%, 11/01/2050 2,062 1,564
1.50%, 01/01/2051 9,609 7,261
1.50%, 06/01/2051 6,971 5,274
2.00%, 09/01/2028 37 35
2.00%, 05/01/2030 79 73
2.00%, 04/01/2032 61 55
2.00%, 02/01/2036 5,659 5,030
2.00%, 02/01/2036 3,445 3,075
2.00%, 03/01/2036 2,546 2,273
2.00%, 04/01/2036 6,137 5,508
2.00%, 05/01/2036 3,151 2,809
2.00%, 06/01/2036 937 836
2.00%, 06/01/2036 2,949 2,628
2.00%, 11/01/2041 6,053 5,084
2.00%, 05/01/2042 3,221 2,700
2.00%, 04/01/2051 28,112 22,674
2.00%, 04/01/2051 12,723 10,219
2.00%, 04/01/2051 4,831 3,896
2.00%, 04/01/2051 7,740 6,251
2.00%, 04/01/2051 7,835 6,292
2.00%, 05/01/2051 16,348 13,130
2.00%, 09/01/2051 9,164 7,286
2.00%, 10/01/2051 2,504 2,013
2.00%, 11/01/2051 6,783 5,452
2.00%, 11/01/2051 5,882 4,664
2.00%, 12/01/2051 8,714 6,981
2.00%, 12/01/2051 11,125 8,909
2.00%, 01/01/2052 8,071 6,463
2.00%, 02/01/2052 6,729 5,339
2.50%, 01/01/2028 35 34
2.50%, 07/01/2028 46 44
2.50%, 08/01/2028 47 45
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 08/01/2028 $ 25 $ 23
2.50%, 09/01/2028 54 52
2.50%, 07/01/2029 93 87
2.50%, 07/01/2029 15 14
2.50%, 07/01/2029 37 35
2.50%, 09/01/2029 62 59
2.50%, 12/01/2029 51 48
2.50%, 01/01/2030 56 53
2.50%, 04/01/2030 77 72
2.50%, 05/01/2030 150 141
2.50%, 06/01/2030 85 79
2.50%, 08/01/2030 189 177
2.50%, 08/01/2030 41 38
2.50%, 01/01/2031 54 51
2.50%, 01/01/2031 80 75
2.50%, 02/01/2031 119 111
2.50%, 02/01/2031 73 68
2.50%, 05/01/2031 41 39
2.50%, 06/01/2031 80 75
2.50%, 11/01/2031 822 768
2.50%, 12/01/2031 132 123
2.50%, 01/01/2032 159 148
2.50%, 01/01/2032 286 267
2.50%, 02/01/2032 214 198
2.50%, 03/01/2032 84 78
2.50%, 03/01/2032 44 41
2.50%, 11/01/2032 15 14
2.50%, 12/01/2032 42 39
2.50%, 01/01/2033 51 47
2.50%, 02/01/2033 196 181
2.50%, 04/01/2033 390 360
2.50%, 07/01/2033 36 33
2.50%, 10/01/2034 430 395
2.50%, 02/01/2035 1,197 1,100
2.50%, 06/01/2035 1,644 1,497
2.50%, 10/01/2036 33 30
2.50%, 10/01/2036 16 14
2.50%, 12/01/2036 74 67
2.50%, 07/01/2037 2,026 1,854
2.50%, 07/01/2040 1,485 1,293
2.50%, 04/01/2042 2,164 1,893
2.50%, 01/01/2043 234 200
2.50%, 08/01/2043 85 73
2.50%, 10/01/2043 145 125
2.50%, 12/01/2046 56 48
2.50%, 08/01/2050 2,083 1,752
2.50%, 09/01/2050 4,588 3,829
2.50%, 10/01/2050 3,214 2,680
2.50%, 02/01/2051 6,940 5,835
2.50%, 02/01/2051 6,308 5,344
2.50%, 07/01/2051 1,924 1,596
2.50%, 07/01/2051 2,896 2,404
2.50%, 08/01/2051 3,350 2,780
2.50%, 09/01/2051 2,936 2,437
2.50%, 09/01/2051 3,273 2,748
2.50%, 09/01/2051 8,069 6,713
2.50%, 10/01/2051 5,952 4,935
2.50%, 11/01/2051 5,616 4,729
2.50%, 11/01/2051 6,622 5,569
2.50%, 01/01/2052 4,094 3,435
2.50%, 02/01/2052 3,593 3,011
2.50%, 02/01/2052 4,638 3,843
2.50%, 02/01/2052 6,061 5,086
2.50%, 02/01/2052 2,961 2,455
2.50%, 03/01/2052 5,771 4,806
2.50%, 04/01/2052 866 721
2.50%, 04/01/2052 6,191 5,189

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 05/01/2052 $ 2,684 $ 2,247
2.50%, 05/01/2052 3,265 2,732
3.00%, 11/01/2026 21 21
3.00%, 02/01/2027 39 37
3.00%, 04/01/2027 177 172
3.00%, 08/01/2027 28 27
3.00%, 10/01/2028 130 125
3.00%, 11/01/2028 42 40
3.00%, 02/01/2029 33 31
3.00%, 03/01/2029 46 44
3.00%, 03/01/2029 59 56
3.00%, 04/01/2029 51 49
3.00%, 05/01/2029 53 50
3.00%, 06/01/2029 40 38
3.00%, 08/01/2029 21 20
3.00%, 10/01/2029 41 39
3.00%, 10/01/2029 27 26
3.00%, 10/01/2029 25 24
3.00%, 11/01/2029 42 40
3.00%, 01/01/2030 55 53
3.00%, 01/01/2030 153 146
3.00%, 01/01/2030 140 134
3.00%, 03/01/2030 95 91
3.00%, 06/01/2030 79 76
3.00%, 06/01/2030 68 65
3.00%, 09/01/2030 32 30
3.00%, 09/01/2030 105 100
3.00%, 10/01/2030 89 84
3.00%, 02/01/2031 36 34
3.00%, 04/01/2032 414 392
3.00%, 05/01/2032 57 53
3.00%, 08/01/2032 85 80
3.00%, 01/01/2033 14 13
3.00%, 02/01/2033 831 779
3.00%, 02/01/2033 230 216
3.00%, 08/01/2033 268 251
3.00%, 05/01/2034 42 39
3.00%, 05/01/2034 61 57
3.00%, 08/01/2034 180 168
3.00%, 10/01/2034 20 18
3.00%, 11/01/2034 55 51
3.00%, 12/01/2034 688 644
3.00%, 02/01/2035 57 53
3.00%, 02/01/2035 58 54
3.00%, 03/01/2035 26 24
3.00%, 04/01/2035 26 24
3.00%, 06/01/2035 71 66
3.00%, 07/01/2035 25 23
3.00%, 11/01/2035 37 34
3.00%, 07/01/2036 54 50
3.00%, 12/01/2036 87 80
3.00%, 12/01/2036 189 174
3.00%, 12/01/2036 127 117
3.00%, 02/01/2037 12 11
3.00%, 02/01/2037 77 71
3.00%, 04/01/2037 61 56
3.00%, 04/01/2037 37 34
3.00%, 07/01/2037 22 20
3.00%, 08/01/2037 35 32
3.00%, 09/01/2037 97 88
3.00%, 06/01/2040 1,177 1,056
3.00%, 04/01/2042 67 61
3.00%, 09/01/2042 33 29
3.00%, 12/01/2042 81 72
3.00%, 02/01/2043 232 207
3.00%, 02/01/2043 179 160
3.00%, 02/01/2043 352 314
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2043 $ 130 $ 116
3.00%, 04/01/2043 140 125
3.00%, 04/01/2043 138 124
3.00%, 04/01/2043 178 159
3.00%, 04/01/2043 103 92
3.00%, 04/01/2043 374 334
3.00%, 04/01/2043 94 84
3.00%, 04/01/2043 194 173
3.00%, 04/01/2043 226 201
3.00%, 05/01/2043 167 148
3.00%, 05/01/2043 17 15
3.00%, 05/01/2043 91 81
3.00%, 05/01/2043 144 128
3.00%, 06/01/2043 123 110
3.00%, 06/01/2043 336 299
3.00%, 06/01/2043 185 165
3.00%, 06/01/2043 134 119
3.00%, 06/01/2043 310 277
3.00%, 07/01/2043 52 46
3.00%, 07/01/2043 235 210
3.00%, 07/01/2043 101 90
3.00%, 08/01/2043 19 18
3.00%, 08/01/2043 195 174
3.00%, 08/01/2043 315 281
3.00%, 08/01/2043 43 38
3.00%, 08/01/2043 121 108
3.00%, 08/01/2043 64 57
3.00%, 09/01/2043 140 125
3.00%, 09/01/2043 271 242
3.00%, 10/01/2043 327 292
3.00%, 10/01/2043 31 28
3.00%, 11/01/2043 38 34
3.00%, 11/01/2043 111 99
3.00%, 11/01/2043 62 55
3.00%, 01/01/2044 55 49
3.00%, 01/01/2045 164 146
3.00%, 05/01/2045 224 199
3.00%, 09/01/2045 26 23
3.00%, 10/01/2045 144 127
3.00%, 11/01/2045 33 29
3.00%, 11/01/2045 73 64
3.00%, 12/01/2045 202 178
3.00%, 01/01/2046 126 111
3.00%, 02/01/2046 193 172
3.00%, 02/01/2046 223 197
3.00%, 04/01/2046 42 37
3.00%, 05/01/2046 37 33
3.00%, 05/01/2046 132 116
3.00%, 05/01/2046 83 73
3.00%, 06/01/2046 79 70
3.00%, 08/01/2046 143 126
3.00%, 08/01/2046 133 117
3.00%, 09/01/2046 100 88
3.00%, 09/01/2046 70 61
3.00%, 10/01/2046 483 425
3.00%, 10/01/2046 61 54
3.00%, 11/01/2046 212 187
3.00%, 11/01/2046 37 32
3.00%, 11/01/2046 241 212
3.00%, 11/01/2046 312 274
3.00%, 11/01/2046 46 41
3.00%, 11/01/2046 347 305
3.00%, 12/01/2046 666 586
3.00%, 12/01/2046 377 331
3.00%, 01/01/2047 260 228
3.00%, 01/01/2047 372 326
3.00%, 02/01/2047 75 66

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2047 $ 279 $ 246
3.00%, 05/01/2047 154 136
3.00%, 10/01/2048 18 16
3.00%, 10/01/2049 4,632 4,038
3.00%, 11/01/2049 1,026 894
3.00%, 11/01/2049 499 434
3.00%, 11/01/2049 1,410 1,232
3.00%, 11/01/2049 296 258
3.00%, 12/01/2049 3,650 3,189
3.00%, 03/01/2050 3,038 2,644
3.00%, 03/01/2050 3,265 2,839
3.00%, 07/01/2050 1,169 1,015
3.00%, 07/01/2050 5,954 5,199
3.00%, 10/01/2050 2,008 1,746
3.00%, 03/01/2052 2,776 2,421
3.00%, 03/01/2052 5,732 4,966
3.00%, 04/01/2052 1,882 1,651
3.50%, 10/01/2025 19 19
3.50%, 11/01/2025 28 27
3.50%, 11/01/2025 12 12
3.50%, 01/01/2026 18 18
3.50%, 03/01/2026 30 30
3.50%, 12/01/2026 33 32
3.50%, 02/01/2027 20 20
3.50%, 11/01/2028 47 46
3.50%, 12/01/2028 30 29
3.50%, 03/01/2029 47 45
3.50%, 01/01/2031 2 2
3.50%, 04/01/2031 5 5
3.50%, 02/01/2032 21 21
3.50%, 04/01/2032 22 21
3.50%, 05/01/2032 48 46
3.50%, 06/01/2032 101 96
3.50%, 07/01/2032 33 31
3.50%, 09/01/2032 47 45
3.50%, 12/01/2032 1,009 970
3.50%, 09/01/2033 34 33
3.50%, 09/01/2033 27 25
3.50%, 10/01/2033 134 128
3.50%, 10/01/2033 55 52
3.50%, 11/01/2033 59 56
3.50%, 01/01/2034 36 34
3.50%, 06/01/2034 64 60
3.50%, 08/01/2034 16 15
3.50%, 11/01/2034 40 37
3.50%, 02/01/2035 601 576
3.50%, 12/01/2035 78 74
3.50%, 07/01/2036 86 81
3.50%, 02/01/2037 62 58
3.50%, 03/01/2037 72 68
3.50%, 05/01/2037 13 12
3.50%, 07/01/2037 27 26
3.50%, 10/01/2037 32 30
3.50%, 01/01/2038 87 81
3.50%, 01/01/2041 318 293
3.50%, 03/01/2041 433 399
3.50%, 10/01/2041 36 33
3.50%, 12/01/2041 137 126
3.50%, 12/01/2041 131 121
3.50%, 01/01/2042 47 44
3.50%, 03/01/2042 43 39
3.50%, 03/01/2042 30 27
3.50%, 03/01/2042 122 113
3.50%, 05/01/2042 228 210
3.50%, 05/01/2042 38 35
3.50%, 07/01/2042 55 50
3.50%, 07/01/2042 30 28
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2042 $ 261 $ 240
3.50%, 04/01/2043 91 84
3.50%, 05/01/2043 261 239
3.50%, 05/01/2043 222 204
3.50%, 05/01/2043 76 69
3.50%, 06/01/2043 215 197
3.50%, 07/01/2043 95 87
3.50%, 07/01/2043 247 227
3.50%, 08/01/2043 172 158
3.50%, 08/01/2043 54 50
3.50%, 09/01/2043 63 57
3.50%, 12/01/2043 55 50
3.50%, 01/01/2044 722 665
3.50%, 02/01/2044 56 51
3.50%, 07/01/2044 350 322
3.50%, 10/01/2044 140 128
3.50%, 10/01/2044 49 45
3.50%, 11/01/2044 143 131
3.50%, 12/01/2044 107 98
3.50%, 12/01/2044 155 141
3.50%, 12/01/2044 29 26
3.50%, 01/01/2045 169 155
3.50%, 04/01/2045 149 136
3.50%, 05/01/2045 56 51
3.50%, 07/01/2045 29 26
3.50%, 07/01/2045 165 151
3.50%, 08/01/2045 143 130
3.50%, 08/01/2045 164 150
3.50%, 09/01/2045 171 156
3.50%, 09/01/2045 73 67
3.50%, 09/01/2045 230 210
3.50%, 11/01/2045 125 114
3.50%, 11/01/2045 70 64
3.50%, 12/01/2045 133 121
3.50%, 12/01/2045 171 156
3.50%, 12/01/2045 238 217
3.50%, 01/01/2046 255 233
3.50%, 01/01/2046 206 188
3.50%, 02/01/2046 104 95
3.50%, 02/01/2046 41 38
3.50%, 03/01/2046 171 156
3.50%, 03/01/2046 144 132
3.50%, 05/01/2046 178 162
3.50%, 06/01/2046 50 46
3.50%, 07/01/2046 151 138
3.50%, 09/01/2046 143 130
3.50%, 11/01/2046 313 286
3.50%, 12/01/2046 171 156
3.50%, 01/01/2047 382 350
3.50%, 02/01/2047 281 256
3.50%, 09/01/2047 83 75
3.50%, 11/01/2047 328 299
3.50%, 01/01/2048 322 294
3.50%, 02/01/2048 30 27
3.50%, 02/01/2048 258 235
3.50%, 03/01/2048 203 185
3.50%, 04/01/2048 131 120
3.50%, 10/01/2048 25 23
3.50%, 10/01/2048 26 24
3.50%, 04/01/2049 169 155
3.50%, 06/01/2049 488 441
3.50%, 06/01/2049 429 390
3.50%, 06/01/2049 406 369
3.50%, 07/01/2049 642 584
3.50%, 07/01/2049 883 802
3.50%, 08/01/2049 584 531
3.50%, 09/01/2049 615 559

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2049 $ 3,105 $ 2,850
3.50%, 11/01/2049 1,004 913
3.50%, 11/01/2049 1,110 1,010
3.50%, 12/01/2049 1,318 1,211
3.50%, 05/01/2050 977 888
3.50%, 09/01/2050 1,466 1,356
3.50%, 04/01/2052 2,667 2,421
3.50%, 05/01/2052 4,335 3,934
3.50%, 06/01/2052 1,801 1,613
3.50%, 08/01/2052 3,643 3,305
4.00%, 07/01/2025 12 12
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 4 3
4.00%, 12/01/2030 33 32
4.00%, 02/01/2031 11 11
4.00%, 03/01/2031 119 117
4.00%, 07/01/2031 8 7
4.00%, 10/01/2031 31 30
4.00%, 11/01/2031 7 7
4.00%, 12/01/2031 6 6
4.00%, 01/01/2032 9 9
4.00%, 09/01/2033 71 68
4.00%, 01/01/2036 67 64
4.00%, 02/01/2036 49 48
4.00%, 06/01/2036 41 40
4.00%, 01/01/2037 54 52
4.00%, 02/01/2037 119 115
4.00%, 07/01/2038 79 75
4.00%, 02/01/2039 22 21
4.00%, 10/01/2039 33 31
4.00%, 01/01/2041 132 125
4.00%, 02/01/2041 33 31
4.00%, 02/01/2041 88 84
4.00%, 09/01/2041 45 43
4.00%, 02/01/2043 46 44
4.00%, 12/01/2043 46 43
4.00%, 01/01/2044 145 138
4.00%, 06/01/2044 115 109
4.00%, 06/01/2044 57 54
4.00%, 07/01/2044 80 76
4.00%, 07/01/2044 75 71
4.00%, 09/01/2044 47 45
4.00%, 10/01/2044 127 120
4.00%, 10/01/2044 77 73
4.00%, 11/01/2044 93 89
4.00%, 12/01/2044 110 105
4.00%, 12/01/2044 20 19
4.00%, 01/01/2045 26 25
4.00%, 02/01/2045 109 103
4.00%, 02/01/2045 78 74
4.00%, 02/01/2045 53 50
4.00%, 07/01/2045 92 88
4.00%, 07/01/2045 65 61
4.00%, 09/01/2045 102 97
4.00%, 10/01/2045 97 92
4.00%, 10/01/2045 23 21
4.00%, 11/01/2045 44 42
4.00%, 11/01/2045 159 151
4.00%, 12/01/2045 44 42
4.00%, 12/01/2045 40 37
4.00%, 01/01/2046 156 148
4.00%, 02/01/2046 33 31
4.00%, 02/01/2046 133 125
4.00%, 03/01/2046 49 47
4.00%, 03/01/2046 34 32
4.00%, 04/01/2046 68 65
4.00%, 04/01/2047 218 206
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2047 $ 160 $ 151
4.00%, 08/01/2047 119 113
4.00%, 08/01/2047 240 227
4.00%, 08/01/2047 34 32
4.00%, 08/01/2047 188 178
4.00%, 09/01/2047 219 206
4.00%, 11/01/2047 420 396
4.00%, 01/01/2048 342 323
4.00%, 02/01/2048 154 145
4.00%, 03/01/2048 74 69
4.00%, 03/01/2048 3,192 3,022
4.00%, 05/01/2048 435 413
4.00%, 06/01/2048 125 118
4.00%, 06/01/2048 319 300
4.00%, 07/01/2048 92 86
4.00%, 08/01/2048 39 36
4.00%, 08/01/2048 47 45
4.00%, 09/01/2048 180 170
4.00%, 09/01/2048 113 106
4.00%, 01/01/2049 962 904
4.00%, 01/01/2049 1,757 1,659
4.00%, 03/01/2049 135 127
4.00%, 04/01/2049 240 224
4.00%, 04/01/2049 178 167
4.00%, 08/01/2049 550 515
4.00%, 10/01/2049 415 390
4.00%, 10/01/2049 298 279
4.00%, 11/01/2049 379 355
4.00%, 04/01/2050 1,684 1,574
4.00%, 06/01/2052 2,146 2,020
4.00%, 08/01/2052 6,702 6,245
4.00%, 09/01/2052 4,826 4,512
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 3 3
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 22 21
4.50%, 09/01/2030 18 18
4.50%, 01/01/2031 4 4
4.50%, 04/01/2031 2 2
4.50%, 05/01/2031 4 4
4.50%, 07/01/2031 16 16
4.50%, 08/01/2031 8 8
4.50%, 02/01/2035 35 34
4.50%, 08/01/2040 30 29
4.50%, 08/01/2040 105 103
4.50%, 06/01/2041 49 48
4.50%, 09/01/2041 83 81
4.50%, 09/01/2043 38 37
4.50%, 10/01/2043 78 76
4.50%, 01/01/2044 143 140
4.50%, 01/01/2044 180 175
4.50%, 02/01/2044 102 99
4.50%, 03/01/2044 51 49
4.50%, 03/01/2044 55 54
4.50%, 05/01/2044 49 48
4.50%, 05/01/2044 150 146
4.50%, 05/01/2044 40 39
4.50%, 06/01/2044 93 91
4.50%, 08/01/2044 66 64
4.50%, 12/01/2044 218 212
4.50%, 04/01/2046 62 60
4.50%, 08/01/2046 52 51
4.50%, 02/01/2047 25 24
4.50%, 02/01/2047 82 80
4.50%, 03/01/2047 64 62
4.50%, 10/01/2047 54 53
4.50%, 11/01/2047 118 114

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2048 $ 84 $ 81
4.50%, 04/01/2048 242 234
4.50%, 05/01/2048 144 139
4.50%, 07/01/2048 1,647 1,590
4.50%, 08/01/2048 40 38
4.50%, 08/01/2048 43 41
4.50%, 10/01/2048 280 271
4.50%, 10/01/2048 184 178
4.50%, 12/01/2048 919 897
4.50%, 03/01/2049 1,883 1,822
4.50%, 04/01/2049 158 153
4.50%, 05/01/2049 1,286 1,243
4.50%, 07/01/2049 471 455
4.50%, 07/01/2049 293 283
4.50%, 09/01/2049 275 265
4.50%, 09/01/2049 1,938 1,872
4.50%, 06/01/2052 451 434
4.50%, 09/01/2052 2,235 2,157
4.50%, 10/01/2052 2,254 2,165
4.50%, 10/01/2052 1,824 1,751
4.50%, 05/01/2053 2,474 2,370
5.00%, 04/01/2029 2 2
5.00%, 09/01/2029 32 31
5.00%, 03/01/2030 4 4
5.00%, 08/01/2030 5 5
5.00%, 07/01/2035 61 62
5.00%, 04/01/2037 88 88
5.00%, 07/01/2039 52 52
5.00%, 07/01/2039 47 48
5.00%, 03/01/2044 75 75
5.00%, 03/01/2044 45 45
5.00%, 05/01/2044 43 43
5.00%, 11/01/2044 85 85
5.00%, 04/01/2048 65 64
5.00%, 09/01/2048 457 450
5.00%, 05/01/2049 36 36
5.00%, 06/01/2049 325 322
5.00%, 07/01/2049 184 183
5.00%, 08/01/2049 199 197
5.00%, 07/01/2052 3,284 3,239
5.00%, 08/01/2052 2,141 2,113
5.00%, 11/01/2052 4,202 4,110
5.00%, 05/01/2053 5,353 5,278
5.00%, 06/01/2053 2,864 2,820
5.00%, 10/01/2053 2,563 2,534
5.50%, 02/01/2026 6 6
5.50%, 03/01/2027 10 9
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 01/01/2029 3 3
5.50%, 12/01/2029 4 4
5.50%, 11/01/2035 93 95
5.50%, 12/01/2036 42 43
5.50%, 03/01/2037 65 67
5.50%, 08/01/2037 55 56
5.50%, 08/01/2037 41 42
5.50%, 08/01/2037 43 44
5.50%, 05/01/2038 75 76
5.50%, 06/01/2038 33 34
5.50%, 03/01/2053 3,404 3,422
5.50%, 07/01/2053 2,736 2,788
5.50%, 08/01/2053 6,144 6,146
5.50%, 11/01/2053 5,407 5,432
5.50%, 04/01/2054
(k)
2,500 2,488
6.00%, 05/01/2041 74 76
6.00%, 01/01/2053 4,390 4,538
6.00%, 05/01/2053 1,429 1,461
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 04/01/2054
(k)
$ 11,350 $ 11,453
6.50%, 01/01/2038 34 35
6.50%, 04/01/2054
(k)
11,650 11,902
$ 474,673
Government National Mortgage Association (GNMA) - 6 .15%
2.00%, 08/20/2050 6,011 4,933
2.00%, 01/20/2051 6,870 5,633
2.00%, 02/20/2051 17,459 14,308
2.00%, 05/20/2051 4,734 3,878
2.50%, 03/20/2028 22 21
2.50%, 07/20/2028 25 23
2.50%, 03/20/2031 34 32
2.50%, 05/20/2032 43 40
2.50%, 07/20/2043 79 69
2.50%, 06/20/2045 46 40
2.50%, 12/20/2046 92 80
2.50%, 01/20/2047 139 120
2.50%, 06/20/2050 11,764 10,050
2.50%, 05/20/2051 7,924 6,756
2.50%, 07/20/2051 4,421 3,768
2.50%, 09/20/2051 10,642 9,069
3.00%, 07/20/2030 53 51
3.00%, 01/20/2031 35 34
3.00%, 07/20/2032 41 39
3.00%, 01/20/2033 20 19
3.00%, 09/20/2042 488 439
3.00%, 10/15/2042 33 30
3.00%, 12/20/2042 138 124
3.00%, 01/20/2043 192 173
3.00%, 03/20/2043 97 88
3.00%, 03/20/2043 256 230
3.00%, 04/20/2043 330 297
3.00%, 06/15/2043 120 109
3.00%, 06/20/2043 72 64
3.00%, 07/15/2043 28 25
3.00%, 08/15/2043 59 53
3.00%, 08/15/2043 52 47
3.00%, 08/20/2043 34 30
3.00%, 09/20/2043 131 118
3.00%, 10/20/2043 70 63
3.00%, 11/20/2043 52 47
3.00%, 03/20/2044 109 98
3.00%, 08/20/2044 378 340
3.00%, 11/15/2044 192 170
3.00%, 11/20/2044 125 112
3.00%, 12/20/2044 126 113
3.00%, 02/15/2045 130 116
3.00%, 05/20/2045 109 98
3.00%, 07/15/2045 56 50
3.00%, 07/20/2045 860 772
3.00%, 08/15/2045 132 118
3.00%, 08/20/2045 275 246
3.00%, 10/20/2045 239 214
3.00%, 11/20/2045 141 126
3.00%, 12/20/2045 196 175
3.00%, 01/20/2046 48 43
3.00%, 02/20/2046 65 58
3.00%, 03/20/2046 304 272
3.00%, 04/20/2046 198 178
3.00%, 05/20/2046 181 162
3.00%, 06/20/2046 274 245
3.00%, 07/20/2046 819 732
3.00%, 08/20/2046 563 503
3.00%, 09/20/2046 328 293
3.00%, 10/20/2046 217 194
3.00%, 11/20/2046 333 298
3.00%, 11/20/2046 160 141

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 12/20/2046 $ 409 $ 366
3.00%, 01/20/2047 270 240
3.00%, 07/20/2047 12 11
3.00%, 10/20/2047 277 247
3.00%, 11/20/2047 132 117
3.00%, 12/20/2047 434 388
3.00%, 01/20/2048 187 167
3.00%, 02/20/2048 198 176
3.00%, 03/20/2048 179 160
3.00%, 11/20/2049 6,866 6,107
3.00%, 09/20/2051 7,842 6,923
3.50%, 09/20/2028 31 30
3.50%, 04/20/2042 316 294
3.50%, 05/20/2042 335 311
3.50%, 06/20/2042 94 87
3.50%, 07/20/2042 373 346
3.50%, 10/20/2042 226 210
3.50%, 01/15/2043 85 79
3.50%, 01/20/2043 122 114
3.50%, 02/20/2043 370 344
3.50%, 03/20/2043 348 323
3.50%, 03/20/2043 164 150
3.50%, 04/15/2043 46 43
3.50%, 04/20/2043 237 217
3.50%, 04/20/2043 337 313
3.50%, 07/20/2043 404 376
3.50%, 08/15/2043 32 29
3.50%, 08/20/2043 307 285
3.50%, 09/20/2043 205 191
3.50%, 07/20/2044 217 201
3.50%, 08/20/2044 231 213
3.50%, 09/20/2044 86 79
3.50%, 10/20/2044 92 85
3.50%, 11/20/2044 98 90
3.50%, 12/20/2044 109 101
3.50%, 02/20/2045 106 98
3.50%, 05/20/2045 139 129
3.50%, 06/20/2045 29 27
3.50%, 07/20/2045 208 192
3.50%, 08/20/2045 97 90
3.50%, 09/20/2045 52 48
3.50%, 10/20/2045 384 354
3.50%, 11/20/2045 317 293
3.50%, 12/20/2045 202 186
3.50%, 01/20/2046 500 462
3.50%, 02/20/2046 27 25
3.50%, 03/20/2046 2,533 2,329
3.50%, 04/20/2046 197 182
3.50%, 05/20/2046 266 245
3.50%, 06/20/2046 1,156 1,068
3.50%, 07/15/2046 27 25
3.50%, 07/20/2046 138 127
3.50%, 08/20/2046 620 572
3.50%, 09/20/2046 255 235
3.50%, 10/20/2046 307 283
3.50%, 11/20/2046 232 215
3.50%, 12/20/2046 261 241
3.50%, 01/20/2047 260 240
3.50%, 02/20/2047 153 141
3.50%, 03/20/2047 202 187
3.50%, 04/20/2047 487 449
3.50%, 05/20/2047 146 135
3.50%, 06/20/2047 222 205
3.50%, 07/20/2047 3,163 2,920
3.50%, 08/20/2047 642 592
3.50%, 09/20/2047 46 43
3.50%, 10/20/2047 157 145
3.50%, 11/20/2047 206 189
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 12/20/2047 $ 233 $ 215
3.50%, 01/20/2048 327 301
3.50%, 02/20/2048 51 47
3.50%, 07/20/2048 101 93
4.00%, 08/15/2040 27 26
4.00%, 12/20/2040 16 15
4.00%, 08/15/2041 26 25
4.00%, 11/15/2041 41 39
4.00%, 03/15/2042 26 25
4.00%, 03/20/2042 66 63
4.00%, 04/20/2042 57 55
4.00%, 05/15/2042 87 82
4.00%, 10/20/2043 31 29
4.00%, 11/20/2043 72 69
4.00%, 02/20/2044 172 165
4.00%, 03/15/2044 55 52
4.00%, 05/20/2044 110 106
4.00%, 06/20/2044 83 79
4.00%, 07/20/2044 336 323
4.00%, 08/20/2044 240 230
4.00%, 09/20/2044 219 211
4.00%, 10/20/2044 284 273
4.00%, 11/20/2044 126 121
4.00%, 12/20/2044 233 224
4.00%, 01/20/2045 195 188
4.00%, 04/20/2045 123 118
4.00%, 05/15/2045 67 63
4.00%, 07/20/2045 45 43
4.00%, 08/20/2045 117 112
4.00%, 09/20/2045 165 158
4.00%, 10/20/2045 89 85
4.00%, 11/20/2045 32 31
4.00%, 12/15/2045 34 33
4.00%, 12/20/2045 83 79
4.00%, 01/20/2046 51 49
4.00%, 02/20/2046 75 71
4.00%, 04/20/2046 122 116
4.00%, 05/20/2046 60 57
4.00%, 07/20/2046 127 121
4.00%, 01/20/2047 244 232
4.00%, 02/20/2047 189 180
4.00%, 03/20/2047 173 164
4.00%, 05/20/2047 230 218
4.00%, 06/20/2047 231 220
4.00%, 07/20/2047 553 525
4.00%, 08/20/2047 27 26
4.00%, 09/20/2047 1,755 1,664
4.00%, 10/20/2047 128 121
4.00%, 11/20/2047 1,056 1,004
4.00%, 04/20/2052 4,672 4,371
4.50%, 02/15/2039 63 62
4.50%, 05/15/2039 45 45
4.50%, 11/15/2039 160 162
4.50%, 04/15/2040 118 116
4.50%, 01/20/2041 17 16
4.50%, 02/20/2041 18 17
4.50%, 03/20/2041 13 13
4.50%, 07/15/2041 40 39
4.50%, 05/20/2043 54 53
4.50%, 06/20/2043 61 60
4.50%, 10/20/2043 49 49
4.50%, 11/20/2043 159 157
4.50%, 03/20/2044 227 224
4.50%, 04/20/2044 10 10
4.50%, 05/20/2044 166 164
4.50%, 07/20/2044 87 85
4.50%, 12/20/2044 36 35
4.50%, 02/20/2045 93 92

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 03/20/2045 $ 39 $ 39
4.50%, 04/20/2045 49 49
4.50%, 06/20/2046 48 47
4.50%, 12/20/2046 146 144
4.50%, 02/20/2047 83 82
4.50%, 04/20/2047 55 54
4.50%, 06/15/2047 43 43
4.50%, 08/20/2047 115 112
4.50%, 10/20/2047 54 53
4.50%, 02/20/2048 859 837
4.50%, 05/20/2048 618 601
4.50%, 08/20/2048 157 153
4.50%, 10/20/2048 94 91
4.50%, 11/20/2048 144 140
4.50%, 12/20/2048 41 40
4.50%, 02/20/2049 2,660 2,589
4.50%, 09/20/2052 3,183 3,060
5.00%, 07/15/2035 37 37
5.00%, 04/15/2041 94 93
5.00%, 08/20/2041 38 38
5.00%, 04/20/2042 29 30
5.00%, 12/20/2042 84 84
5.00%, 07/20/2043 51 52
5.00%, 02/20/2044 53 53
5.00%, 03/20/2044 32 32
5.00%, 12/20/2045 49 49
5.00%, 03/20/2048 37 37
5.00%, 06/20/2048 691 688
5.00%, 10/20/2048 47 47
5.00%, 01/20/2053 6,485 6,375
5.00%, 04/20/2053 1,442 1,417
5.50%, 01/15/2040 40 41
5.50%, 06/20/2040 23 24
5.50%, 01/20/2041 96 99
5.50%, 10/20/2042 32 33
5.50%, 09/20/2043 39 41
5.50%, 04/20/2054
(k)
8,750 8,742
6.00%, 04/15/2035 5 6
6.00%, 04/20/2054
(k)
6,025 6,078
6.50%, 04/20/2054
(k)
5,975 6,075
$ 151,473
U.S. Treasury - 42 .14%
0.25%, 05/31/2025 7,480 7,084
0.25%, 06/30/2025 7,425 7,010
0.25%, 07/31/2025 10,330 9,718
0.25%, 08/31/2025 9,680 9,076
0.25%, 09/30/2025 895 836
0.25%, 10/31/2025 4,740 4,415
0.38%, 04/30/2025 8,200 7,805
0.38%, 11/30/2025 4,675 4,349
0.38%, 12/31/2025 11,445 10,615
0.38%, 01/31/2026 14,295 13,217
0.38%, 07/31/2027 8,175 7,171
0.38%, 09/30/2027 4,520 3,942
0.50%, 02/28/2026 9,780 9,039
0.50%, 04/30/2027 2,100 1,865
0.50%, 05/31/2027 3,290 2,914
0.50%, 06/30/2027 4,645 4,104
0.50%, 08/31/2027 5,260 4,621
0.50%, 10/31/2027 16,180 14,129
0.63%, 07/31/2026 4,210 3,848
0.63%, 03/31/2027 5,975 5,346
0.63%, 11/30/2027 4,645 4,065
0.63%, 12/31/2027 8,210 7,165
0.63%, 05/15/2030 18,355 14,824
0.63%, 08/15/2030 15,995 12,809
0.75%, 03/31/2026 7,970 7,385
0.75%, 04/30/2026 2,800 2,587
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.75%, 05/31/2026 $ 10,275 $ 9,466
0.75%, 08/31/2026 23,085 21,102
0.75%, 01/31/2028 10,270 8,985
0.88%, 06/30/2026 4,900 4,518
0.88%, 09/30/2026 7,660 7,010
0.88%, 11/15/2030 12,855 10,405
1.00%, 07/31/2028 5,825 5,075
1.13%, 10/31/2026 3,635 3,338
1.13%, 02/28/2027 2,670 2,431
1.13%, 02/29/2028 9,595 8,499
1.13%, 08/31/2028 4,875 4,263
1.13%, 02/15/2031 10,685 8,762
1.13%, 05/15/2040 3,795 2,371
1.13%, 08/15/2040 6,375 3,946
1.25%, 11/30/2026 3,775 3,471
1.25%, 12/31/2026 3,175 2,915
1.25%, 03/31/2028 7,125 6,330
1.25%, 04/30/2028 7,750 6,871
1.25%, 05/31/2028 9,960 8,812
1.25%, 06/30/2028 4,550 4,017
1.25%, 09/30/2028 8,870 7,782
1.25%, 08/15/2031 11,020 8,977
1.25%, 05/15/2050 4,300 2,199
1.38%, 08/31/2026 3,400 3,156
1.38%, 10/31/2028 5,855 5,157
1.38%, 12/31/2028 7,840 6,878
1.38%, 11/15/2031 12,865 10,508
1.38%, 11/15/2040 5,485 3,527
1.38%, 08/15/2050 8,070 4,262
1.50%, 08/15/2026 3,015 2,810
1.50%, 01/31/2027 5,200 4,795
1.50%, 11/30/2028 6,695 5,922
1.50%, 02/15/2030 10,820 9,302
1.63%, 02/15/2026 3,315 3,135
1.63%, 05/15/2026 6,570 6,175
1.63%, 09/30/2026 1,265 1,180
1.63%, 11/30/2026 2,215 2,058
1.63%, 08/15/2029 4,600 4,037
1.63%, 05/15/2031 10,330 8,705
1.63%, 11/15/2050 8,085 4,566
1.75%, 12/31/2026 8,315 7,739
1.75%, 01/31/2029 8,425 7,515
1.75%, 11/15/2029 4,160 3,663
1.75%, 08/15/2041 4,630 3,125
1.88%, 07/31/2026 4,170 3,925
1.88%, 02/28/2027 12,880 11,984
1.88%, 02/28/2029 9,990 8,950
1.88%, 02/15/2032 17,215 14,540
1.88%, 02/15/2041 7,345 5,121
1.88%, 02/15/2051 7,680 4,627
1.88%, 11/15/2051 10,125 6,064
2.00%, 08/15/2025 4,850 4,668
2.00%, 11/15/2026 9,295 8,726
2.00%, 11/15/2041 5,650 3,964
2.00%, 02/15/2050 5,410 3,388
2.00%, 08/15/2051 9,180 5,688
2.13%, 05/15/2025 2,880 2,791
2.13%, 05/31/2026 2,520 2,393
2.25%, 11/15/2025 4,080 3,919
2.25%, 03/31/2026 5,000 4,775
2.25%, 02/15/2027 8,160 7,682
2.25%, 11/15/2027 8,485 7,892
2.25%, 05/15/2041 7,245 5,353
2.25%, 08/15/2046 3,195 2,187
2.25%, 08/15/2049 4,425 2,951
2.25%, 02/15/2052 6,580 4,328
2.38%, 05/15/2027 6,155 5,792
2.38%, 03/31/2029 9,010 8,257

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2029 $ 4,695 $ 4,295
2.38%, 02/15/2042 1,865 1,387
2.38%, 11/15/2049 4,220 2,891
2.38%, 05/15/2051 6,250 4,243
2.50%, 02/28/2026 5,190 4,985
2.50%, 03/31/2027 4,305 4,076
2.50%, 02/15/2045 2,695 1,971
2.50%, 02/15/2046 2,925 2,115
2.50%, 05/15/2046 2,520 1,818
2.63%, 04/15/2025 3,075 3,001
2.63%, 12/31/2025 5,000 4,825
2.63%, 01/31/2026 3,380 3,258
2.63%, 05/31/2027 3,330 3,156
2.63%, 02/15/2029 8,305 7,715
2.63%, 07/31/2029 2,325 2,148
2.75%, 05/15/2025 2,500 2,440
2.75%, 06/30/2025 1,280 1,247
2.75%, 08/31/2025 5,225 5,075
2.75%, 04/30/2027 3,660 3,485
2.75%, 02/15/2028 5,775 5,451
2.75%, 05/31/2029 7,280 6,781
2.75%, 08/15/2032 10,490 9,409
2.75%, 08/15/2042 1,591 1,248
2.75%, 11/15/2042 2,610 2,043
2.75%, 08/15/2047 3,060 2,290
2.75%, 11/15/2047 3,405 2,544
2.88%, 04/30/2025 8,725 8,531
2.88%, 05/31/2025 4,120 4,023
2.88%, 06/15/2025 10,250 10,002
2.88%, 07/31/2025 2,000 1,949
2.88%, 11/30/2025 3,435 3,332
2.88%, 05/15/2028 4,500 4,258
2.88%, 08/15/2028 6,030 5,694
2.88%, 04/30/2029 7,835 7,349
2.88%, 05/15/2032 16,530 15,008
2.88%, 05/15/2043 2,333 1,854
2.88%, 08/15/2045 2,145 1,670
2.88%, 11/15/2046 1,465 1,129
2.88%, 05/15/2049 4,115 3,130
2.88%, 05/15/2052 5,525 4,180
3.00%, 07/15/2025 100 98
3.00%, 09/30/2025 2,775 2,703
3.00%, 10/31/2025 4,600 4,475
3.00%, 05/15/2042 1,200 982
3.00%, 11/15/2044 2,475 1,982
3.00%, 05/15/2045 1,845 1,471
3.00%, 11/15/2045 1,320 1,048
3.00%, 02/15/2047 3,115 2,450
3.00%, 05/15/2047 2,050 1,610
3.00%, 02/15/2048 2,990 2,339
3.00%, 08/15/2048 3,620 2,825
3.00%, 02/15/2049 4,115 3,208
3.00%, 08/15/2052 3,500 2,719
3.13%, 08/15/2025 100 98
3.13%, 08/31/2027 6,040 5,802
3.13%, 11/15/2028 8,255 7,863
3.13%, 08/31/2029 3,885 3,678
3.13%, 11/15/2041 1,700 1,428
3.13%, 02/15/2042 805 674
3.13%, 02/15/2043 2,660 2,204
3.13%, 08/15/2044 3,045 2,494
3.13%, 05/15/2048 100 80
3.25%, 06/30/2029 2,055 1,960
3.25%, 05/15/2042 3,650 3,103
3.38%, 05/15/2033 7,870 7,373
3.38%, 08/15/2042 3,540 3,058
3.38%, 05/15/2044 3,425 2,923
3.38%, 11/15/2048 3,980 3,326
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.50%, 09/15/2025 $ 6,225 $ 6,109
3.50%, 01/31/2028 100 97
3.50%, 04/30/2028 5,785 5,612
3.50%, 01/31/2030 2,375 2,285
3.50%, 02/15/2033 6,095 5,772
3.50%, 02/15/2039 1,445 1,328
3.63%, 03/31/2030 6,035 5,842
3.63%, 08/15/2043 1,880 1,672
3.63%, 02/15/2044 1,755 1,557
3.63%, 02/15/2053 10,575 9,286
3.63%, 05/15/2053 3,440 3,022
3.75%, 06/30/2030 3,040 2,959
3.75%, 08/15/2041 940 865
3.75%, 11/15/2043 1,935 1,750
3.88%, 04/30/2025 8,200 8,103
3.88%, 01/15/2026 5,055 4,983
3.88%, 09/30/2029 470 462
3.88%, 11/30/2029 4,885 4,797
3.88%, 08/15/2033 8,305 8,084
3.88%, 08/15/2040 1,569 1,481
3.88%, 02/15/2043 4,275 3,952
3.88%, 05/15/2043 3,595 3,318
4.00%, 06/30/2028 9,855 9,746
4.00%, 10/31/2029 7,165 7,080
4.00%, 11/15/2042 2,365 2,228
4.00%, 11/15/2052 4,335 4,076
4.13%, 09/30/2027 460 456
4.13%, 10/31/2027 4,930 4,891
4.13%, 11/15/2032 8,220 8,164
4.13%, 08/15/2053 3,395 3,263
4.25%, 05/31/2025 3,410 3,382
4.25%, 02/28/2031 4,605 4,613
4.25%, 05/15/2039 715 713
4.25%, 11/15/2040 9,485 9,356
4.25%, 02/15/2054 1,770 1,741
4.38%, 02/15/2038 890 908
4.38%, 11/15/2039 920 928
4.38%, 05/15/2040 1,489 1,497
4.38%, 05/15/2041 1,010 1,008
4.38%, 08/15/2043 3,605 3,562
4.50%, 11/15/2033 7,750 7,922
4.50%, 02/15/2036 1,340 1,394
4.50%, 05/15/2038 710 732
4.50%, 08/15/2039 1,465 1,501
4.63%, 02/28/2026 12,455 12,445
4.63%, 03/15/2026 2,950 2,947
4.63%, 02/15/2040 1,765 1,829
4.75%, 07/31/2025 8,430 8,415
4.75%, 02/15/2037 660 702
4.75%, 02/15/2041 3,110 3,255
4.75%, 11/15/2053 4,065 4,339
5.00%, 08/31/2025 1,370 1,373
5.00%, 10/31/2025 1,745 1,750
5.00%, 05/15/2037 1,130 1,228
5.25%, 02/15/2029 3,000 3,133
5.38%, 02/15/2031 3,616 3,882
6.00%, 02/15/2026 2,000 2,051
6.13%, 11/15/2027 2,225 2,356
6.13%, 08/15/2029 900 981
6.25%, 05/15/2030 1,500 1,660
6.38%, 08/15/2027 1,830 1,943
6.88%, 08/15/2025 1,000 1,030
$ 1,037,460
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,691,831
Total Investments $ 2,495,428
Other Assets and Liabilities -  (1.35)% (33,331)
TOTAL NET ASSETS - 100.00% $ 2,462,097

Schedule of Investments
Bond Market Index Account
March 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,891 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,583 or 0.35% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,929 or 0.12% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .74%
Mortgage Securities 27 .67%
Financial 8 .17%
Consumer, Non-cyclical 4 .51%
Money Market Funds 2 .34%
Communications 2 .24%
Utilities 2 .16%
Technology 1 .89%
Industrial 1 .84%
Energy 1 .72%
Consumer, Cyclical 1 .42%
Basic Materials 0 .59%
Exchange-Traded Funds 0 .55%
Revenue Bonds 0 .29%
General Obligation Unlimited 0 .18%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 1 .35 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 55,756 $ 185,142 $ 185,896 $ 55,002
$ 55,756 $ 185,142 $ 185,896 $ 55,002
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 558 $ — $ — $ —
$ 558 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.83% Shares Held Value (000's)
Money Market Funds - 1.83%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
1,439,904 $ 1,440
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
2,266,914 2,267
$ 3,707
TOTAL INVESTMENT COMPANIES $ 3,707
BONDS - 62.01%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.88%
BAE Systems PLC
5.00%, 03/26/2027
(d)
$ 200 $ 200
Boeing Co/The
2.20%, 02/04/2026 985 922
3.10%, 05/01/2026 190 180
3.75%, 02/01/2050 200 139
4.88%, 05/01/2025 175 173
Bombardier Inc
7.13%, 06/15/2026
(d)
36 36
7.50%, 02/01/2029
(d)
65 67
8.75%, 11/15/2030
(d)
80 85
L3Harris Technologies Inc
5.05%, 06/01/2029 140 140
5.40%, 01/15/2027 225 227
Lockheed Martin Corp
5.70%, 11/15/2054 185 197
RTX Corp
4.13%, 11/16/2028 600 580
5.75%, 01/15/2029 200 207
6.10%, 03/15/2034 95 101
TransDigm Inc
4.88%, 05/01/2029 30 28
6.38%, 03/01/2029
(d)
175 176
6.63%, 03/01/2032
(d)
10 10
7.50%, 03/15/2027 191 191
Triumph Group Inc
9.00%, 03/15/2028
(d)
139 147
$ 3,806
Agriculture - 0.41%
BAT Capital Corp
4.54%, 08/15/2047 120 93
5.83%, 02/20/2031 110 111
6.00%, 02/20/2034 85 86
BAT International Finance PLC
5.93%, 02/02/2029 150 154
Philip Morris International Inc
4.88%, 02/13/2029 230 228
Reynolds American Inc
5.70%, 08/15/2035 165 161
$ 833
Airlines - 0.26%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 4 4
American Airlines Inc
8.50%, 05/15/2029
(d)
60 63
American Airlines Inc / AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(d)
10 10
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
149 147
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(d)
25 24
Southwest Airlines Co
5.25%, 05/04/2025 255 254
United Airlines Inc
4.38%, 04/15/2026
(d)
20 19
$ 521
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 6.98%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 $ 132 $ 132
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 470 473
AmeriCredit Automobile Receivables Trust 2022-2
6.47%, 12/18/2025 77 77
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 380 380
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 527 528
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 290 290
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(d)
590 590
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 325 325
Ford Credit Auto Owner Trust 2022-C
5.84%, 04/15/2025 30 30
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 353 352
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 117 117
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 710 711
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 545 544
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 145 145
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 237 237
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 270 271
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 248 248
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 550 551
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 570 572
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 159 158
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 23 23
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 82 82
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 1,210 1,213
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,040 1,044
6.18%, 02/16/2027 573 574
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 771 773
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 320 320
SBNA Auto Receivables Trust 2024-A
5.64%, 03/17/2025
(d)
580 580
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(d)
500 500
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
775 772
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 65 64

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 $ 577 $ 578
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 85 83
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 820 821
$ 14,158
Automobile Manufacturers - 0.63%
Cummins Inc
5.45%, 02/20/2054 81 83
Ford Motor Credit Co LLC
5.80%, 03/08/2029
(e)
200 201
General Motors Financial Co Inc
1.20%, 10/15/2024 170 166
1.25%, 01/08/2026 375 349
Hyundai Capital America
5.25%, 01/08/2027
(d)
290 289
5.40%, 01/08/2031
(d)
40 40
6.50%, 01/16/2029
(d)
80 84
Toyota Motor Credit Corp
4.80%, 01/05/2034 70 69
$ 1,281
Automobile Parts & Equipment - 0.11%
Dana Inc
5.38%, 11/15/2027 135 132
Phinia Inc
6.75%, 04/15/2029
(d),(f)
10 10
Tenneco Inc
8.00%, 11/17/2028
(d)
80 73
$ 215
Banks - 10.18%
AIB Group PLC
5.87%, 03/28/2035
(d),(g)
200 201
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
1.66%, 03/11/2027
(g)
350 326
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(g)
525 484
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(g)
695 556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(g)
680 484
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(g)
5 4
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(g)
50 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 350 340
4.20%, 08/26/2024 220 219
4.83%, 07/22/2026
(g)
250 248
Secured Overnight Financing Rate + 1.75%
5.47%, 01/23/2035
(g)
205 206
Secured Overnight Financing Rate + 1.65%
Bank of Montreal
5.72%, 09/25/2028 200 205
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(g)
275 270
Secured Overnight Financing Rate + 1.61%
6.32%, 10/25/2029
(g)
165 174
Secured Overnight Financing Rate + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(g)
$ 200 $ 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(g)
600 582
Secured Overnight Financing Rate + 2.71%
6.50%, 09/13/2027
(g)
200 204
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(d),(g)
400 385
Secured Overnight Financing Rate + 2.07%
5.50%, 05/20/2030
(d),(g)
435 436
Secured Overnight Financing Rate + 1.59%
Citigroup Inc
3.11%, 04/08/2026
(g)
495 482
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(g)
415 371
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(g)
380 381
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 647
Danske Bank A/S
5.43%, 03/01/2028
(d),(g)
325 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Deutsche Bank AG/New York NY
5.71%, 02/08/2028
(g)
415 414
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc /The
3.10%, 02/24/2033
(g)
360 308
Secured Overnight Financing Rate + 1.41%
3.85%, 01/26/2027 160 155
5.70%, 11/01/2024 75 75
5.80%, 08/10/2026
(g)
175 176
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.55%, 03/04/2030
(g)
230 231
Secured Overnight Financing Rate + 1.46%
JPMorgan Chase & Co
2.08%, 04/22/2026
(g)
335 323
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(g),(h)
125 123
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(g)
705 690
Secured Overnight Financing Rate + 2.08%
5.01%, 01/23/2030
(g)
100 100
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(g)
100 100
Secured Overnight Financing Rate + 1.19%
5.34%, 01/23/2035
(e),(g)
240 241
Secured Overnight Financing Rate + 1.62%
6.07%, 10/22/2027
(g)
225 230
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(g)
225 234
Secured Overnight Financing Rate + 1.57%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(g)
850 845
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(g)
285 286
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.99%, 12/10/2026
(g)
$ 2,211 $ 2,048
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(g)
225 178
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 1,150 1,125
5.00%, 11/24/2025 230 229
5.17%, 01/16/2030
(g)
100 100
Secured Overnight Financing Rate + 1.45%
5.47%, 01/18/2035
(g)
280 282
Secured Overnight Financing Rate + 1.73%
PNC Financial Services Group Inc /The
5.68%, 01/22/2035
(g)
285 288
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(g)
205 224
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
4.95%, 02/01/2029 130 130
Standard Chartered PLC
2.82%, 01/30/2026
(d),(g)
535 521
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(g)
80 78
Secured Overnight Financing Rate + 1.57%
5.68%, 11/21/2029
(g)
85 87
Secured Overnight Financing Rate + 1.48%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 250 248
Truist Financial Corp
5.44%, 01/24/2030
(g)
140 140
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(g)
80 80
Secured Overnight Financing Rate + 1.92%
5.90%, 10/28/2026
(g)
180 181
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(g)
100 107
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.19%, 06/05/2026
(d),(g)
250 240
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(d),(g)
235 230
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(d),(g)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(d),(g)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
4.61%, 04/25/2053
(g)
220 194
Secured Overnight Financing Rate + 2.13%
5.20%, 01/23/2030
(g)
250 249
Secured Overnight Financing Rate + 1.50%
5.56%, 07/25/2034
(g)
200 201
Secured Overnight Financing Rate + 1.99%
Westpac Banking Corp
4.11%, 07/24/2034
(g)
85 78
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 615 541
$ 20,655
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.68%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 $ 190 $ 177
4.60%, 04/15/2048 104 95
5.45%, 01/23/2039 225 232
Constellation Brands Inc
3.60%, 02/15/2028 350 332
4.75%, 05/09/2032 285 278
4.80%, 01/15/2029 260 258
$ 1,372
Biotechnology - 0.36%
Amgen Inc
5.15%, 03/02/2028 175 176
5.60%, 03/02/2043 235 239
CSL Finance PLC
4.75%, 04/27/2052
(d)
345 318
$ 733
Building Materials - 0.47%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(d),(e)
195 210
Builders FirstSource Inc
4.25%, 02/01/2032
(d)
145 130
Cemex SAB de CV
9.13%, 03/14/2028
(d),(g),(h)
200 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(d)
35 35
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
363 355
$ 947
Chemicals - 0.64%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d)
260 218
6.50%, 05/15/2026
(d)
150 140
Ecolab Inc
2.70%, 12/15/2051 400 259
Element Solutions Inc
3.88%, 09/01/2028
(d)
111 102
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(d)
65 58
NOVA Chemicals Corp
9.00%, 02/15/2030
(d)
20 20
Olympus Water US Holding Corp
4.25%, 10/01/2028
(d)
275 249
Westlake Corp
2.88%, 08/15/2041 358 248
$ 1,294
Commercial Mortgage Backed Securities - 4.28%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 205
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 123
BHMS 2018-ATLS
6.87%, 07/15/2035
(d)
850 849
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2023-VLT3
7.27%, 11/15/2028
(d)
425 425
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Commercial Mortgage Trust 2023-XL3
7.09%, 12/09/2040
(d)
750 755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.76%

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2024-BIO
6.97%, 02/15/2041
(d)
$ 1,000 $ 1,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
CAMB Commercial Mortgage Trust 2019-LIFE
6.69%, 12/15/2037
(d)
900 900
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.37%
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048 900 881
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(d),( i ),(j),(k)
995 —
GS Mortgage Securities Trust 2014-GC26
0.90%, 11/10/2047
(j),(k)
3,105 7
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 358
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 278
JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3
3.14%, 08/15/2049 500 439
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.37%, 11/15/2047
(k)
500 401
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.85%, 06/15/2047
(j),(k)
1,129 —
ORL Trust 2023-GLKS
7.68%, 10/19/2036
(d)
600 602
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.33%, 01/15/2039
(d)
600 596
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
861 855
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 8,677
Commercial Services - 0.57%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 109
Garda World Security Corp
6.00%, 06/01/2029
(d)
100 89
PayPal Holdings Inc
3.90%, 06/01/2027 300 292
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(d)
62 61
United Rentals North America Inc
3.88%, 02/15/2031 45 40
4.88%, 01/15/2028 99 96
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(d)
245 239
Williams Scotsman Inc
4.63%, 08/15/2028
(d)
80 76
6.13%, 06/15/2025
(d)
72 72
ZipRecruiter Inc
5.00%, 01/15/2030
(d)
95 84
$ 1,158
Computers - 0.44%
Apple Inc
4.65%, 02/23/2046 300 289
Dell International LLC / EMC Corp
6.10%, 07/15/2027 435 448
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Voyix Corp
5.13%, 04/15/2029
(d)
$ 40 $ 37
Seagate HDD Cayman
8.50%, 07/15/2031
(d)
5 5
9.63%, 12/01/2032 94 107
$ 886
Consumer Products - 0.13%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(d)
225 220
7.00%, 12/31/2027
(d)
35 35
$ 255
Credit Card Asset Backed Securities - 2.24%
American Express Credit Account Master Trust
0.90%, 11/15/2026 147 143
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,400 1,367
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 875 851
Discover Card Execution Note Trust
1.96%, 02/15/2027 1,725 1,674
3.56%, 07/15/2027 510 499
$ 4,534
Diversified Financial Services - 1.95%
AerCap Holdings NV
5.88%, 10/10/2079
(g)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 395 367
3.00%, 10/29/2028 470 425
6.10%, 01/15/2027 150 152
Air Lease Corp
1.88%, 08/15/2026 465 429
2.88%, 01/15/2026 220 210
Ally Financial Inc
5.80%, 05/01/2025 210 210
American Express Co
5.10%, 02/16/2028
(g)
230 230
Secured Overnight Financing Rate + 1.00%
Aviation Capital Group LLC
1.95%, 09/20/2026
(d)
650 594
Charles Schwab Corp/The
5.88%, 08/24/2026 150 152
Credit Acceptance Corp
6.63%, 03/15/2026
(e)
121 121
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(d),(k),(l)
120 114
ILFC E-Capital Trust II
7.39%, 12/21/2065
(d)
250 200
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(d)
25 26
8.38%, 05/01/2028
(d)
70 74
OneMain Finance Corp
3.50%, 01/15/2027 110 102
4.00%, 09/15/2030 25 21
6.63%, 01/15/2028 7 7
6.88%, 03/15/2025 154 156
SLM Corp
3.13%, 11/02/2026 225 209
$ 3,948
Electric - 3.96%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
95 98

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
3.85%, 09/01/2032 $ 46 $ 42
Avangrid Inc
3.20%, 04/15/2025 490 477
CenterPoint Energy Inc
5.25%, 08/10/2026 350 351
Clearway Energy Operating LLC
3.75%, 02/15/2031
(d)
70 60
3.75%, 01/15/2032
(d)
70 59
4.75%, 03/15/2028
(d)
135 128
CMS Energy Corp
3.00%, 05/15/2026 75 72
4.70%, 03/31/2043 120 106
Commonwealth Edison Co
4.00%, 03/01/2049 180 144
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 50 53
Dominion Energy Inc
3.07%, 08/15/2024
(k)
200 198
DTE Electric Co
3.95%, 03/01/2049 60 49
DTE Energy Co
4.22%, 11/01/2024
(k)
250 248
Duke Energy Carolinas LLC
3.55%, 03/15/2052 75 55
3.75%, 06/01/2045 150 117
Duke Energy Florida LLC
6.20%, 11/15/2053 85 94
Edison International
4.70%, 08/15/2025 138 136
Eversource Energy
5.45%, 03/01/2028 200 202
FirstEnergy Corp
2.25%, 09/01/2030 358 298
Florida Power & Light Co
4.05%, 10/01/2044 75 64
Indianapolis Power & Light Co
5.70%, 04/01/2054
(d)
105 105
ITC Holdings Corp
4.95%, 09/22/2027
(d)
150 149
Louisville Gas and Electric Co
5.45%, 04/15/2033 96 98
Monongahela Power Co
3.55%, 05/15/2027
(d)
215 204
National Rural Utilities Cooperative Finance Corp
5.00%, 02/07/2031 140 139
5.45%, 10/30/2025 115 115
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 300 280
5.75%, 09/01/2025 165 166
6.05%, 03/01/2025 45 45
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(d)
60 61
NRG Energy Inc
3.63%, 02/15/2031
(d)
115 99
3.88%, 02/15/2032
(d)
10 9
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 50 47
Oryx Funding Ltd
5.80%, 02/03/2031 200 200
Pacific Gas and Electric Co
4.20%, 06/01/2041 185 149
5.55%, 05/15/2029 215 217
6.75%, 01/15/2053 80 87
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(d)
200 186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.95%, 06/01/2047 $ 85 $ 69
Public Service Co of Colorado
4.50%, 06/01/2052 43 36
Public Service Enterprise Group Inc
5.85%, 11/15/2027 225 230
Southern California Edison Co
3.65%, 02/01/2050 280 207
4.20%, 03/01/2029 125 121
4.88%, 03/01/2049 150 134
5.65%, 10/01/2028 150 154
Southern Co/The
4.85%, 06/15/2028 500 497
5.50%, 03/15/2029 175 178
5.70%, 03/15/2034 350 361
Tucson Electric Power Co
4.85%, 12/01/2048 25 22
Vistra Corp
7.00%, 12/15/2026
(d),(g),(h)
45 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(d)
115 107
WEC Energy Group Inc
4.75%, 01/09/2026 100 99
5.00%, 09/27/2025 100 99
5.15%, 10/01/2027 134 134
5.60%, 09/12/2026 130 132
$ 8,032
Electrical Components & Equipment - 0.16%
WESCO Distribution Inc
7.13%, 06/15/2025
(d)
75 75
7.25%, 06/15/2028
(d)
238 243
$ 318
Electronics - 0.05%
Sensata Technologies BV
5.00%, 10/01/2025
(d)
60 59
Sensata Technologies Inc
3.75%, 02/15/2031
(d)
51 44
4.38%, 02/15/2030
(d)
6 6
$ 109
Engineering & Construction - 0.26%
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(d)
94 96
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(d)
265 243
IHS Holding Ltd
5.63%, 11/29/2026
(d)
200 186
$ 525
Entertainment - 0.83%
Boyne USA Inc
4.75%, 05/15/2029
(d)
105 97
Caesars Entertainment Inc
4.63%, 10/15/2029
(d)
235 214
6.50%, 02/15/2032
(d)
105 106
CCM Merger Inc
6.38%, 05/01/2026
(d)
210 210
Churchill Downs Inc
5.75%, 04/01/2030
(d)
165 159
Cinemark USA Inc
5.25%, 07/15/2028
(d),(e)
115 109
8.75%, 05/01/2025
(d)
33 33
Warnermedia Holdings Inc
3.76%, 03/15/2027 350 334
4.28%, 03/15/2032 130 116
5.05%, 03/15/2042 160 138
5.14%, 03/15/2052 135 112

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(d)
$ 60 $ 62
$ 1,690
Environmental Control - 0.34%
Madison IAQ LLC
4.13%, 06/30/2028
(d)
240 222
Waste Connections Inc
2.20%, 01/15/2032 175 143
4.20%, 01/15/2033 130 122
Waste Management Inc
4.63%, 02/15/2030 200 199
$ 686
Food - 0.90%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(d)
90 81
4.63%, 01/15/2027
(d)
100 97
B&G Foods Inc
5.25%, 09/15/2027 25 23
8.00%, 09/15/2028
(d),(e)
60 62
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(d)
150 152
Fiesta Purchaser Inc
7.88%, 03/01/2031
(d)
25 26
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
4.38%, 02/02/2052 526 382
5.13%, 02/01/2028 325 320
Mars Inc
4.55%, 04/20/2028
(d)
175 173
4.75%, 04/20/2033
(d)
275 270
Pilgrim's Pride Corp
3.50%, 03/01/2032 60 51
4.25%, 04/15/2031 105 95
Post Holdings Inc
4.50%, 09/15/2031
(d)
110 99
$ 1,831
Gas - 0.21%
NiSource Inc
0.95%, 08/15/2025 400 377
5.25%, 03/30/2028 55 55
$ 432
Healthcare - Products - 0.07%
Boston Scientific Corp
4.55%, 03/01/2039 128 120
Medline Borrower LP
3.88%, 04/01/2029
(d)
35 32
$ 152
Healthcare - Services - 0.87%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(d)
90 86
Centene Corp
2.63%, 08/01/2031 400 328
4.25%, 12/15/2027 165 157
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(d)
100 100
HCA Inc
3.13%, 03/15/2027 350 331
3.50%, 07/15/2051 195 135
5.45%, 04/01/2031 90 90
6.00%, 04/01/2054 72 73
Tenet Healthcare Corp
6.13%, 06/15/2030 95 95
6.75%, 05/15/2031
(d)
30 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
4.75%, 05/15/2052 $ 235 $ 218
5.38%, 04/15/2054 125 127
$ 1,771
Home Builders - 0.17%
Adams Homes Inc
9.25%, 10/15/2028
(d)
60 62
Forestar Group Inc
3.85%, 05/15/2026
(d)
35 34
5.00%, 03/01/2028
(d)
160 154
Lennar Corp
4.75%, 05/30/2025 100 99
$ 349
Home Equity Asset Backed Securities - 0.02%
Saxon Asset Securities Trust 2004-1
2.40%, 03/25/2035 93 48
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 1.52%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(d)
110 99
AIA Group Ltd
5.38%, 04/05/2034
(d),(f)
200 200
Aon North America Inc
5.15%, 03/01/2029 400 402
5.45%, 03/01/2034 95 96
5.75%, 03/01/2054 150 154
Arch Capital Finance LLC
4.01%, 12/15/2026 125 121
Arch Capital Group Ltd
3.64%, 06/30/2050 275 204
Arthur J Gallagher & Co
2.40%, 11/09/2031
(e)
325 266
5.50%, 03/02/2033 45 45
6.50%, 02/15/2034 65 70
Athene Holding Ltd
6.25%, 04/01/2054 175 178
Chubb INA Holdings LLC
3.35%, 05/03/2026 164 158
Corebridge Financial Inc
5.75%, 01/15/2034 235 240
MassMutual Global Funding II
4.15%, 08/26/2025
(d)
380 375
MetLife Inc
5.00%, 07/15/2052 110 104
SiriusPoint Ltd
7.00%, 04/05/2029
(f)
170 170
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(d),(f),(g)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
$ 3,082
Internet - 0.22%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 166
Meta Platforms Inc
4.45%, 08/15/2052 125 111
Netflix Inc
4.88%, 04/15/2028 45 45
5.88%, 11/15/2028 120 125
$ 447
Investment Companies - 0.27%
Blackstone Private Credit Fund
4.70%, 03/24/2025 215 212
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(d)
110 105

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 120 $ 102
4.75%, 09/15/2024 55 55
5.25%, 05/15/2027 85 77
$ 551
Iron & Steel - 0.08%
Nucor Corp
3.85%, 04/01/2052 70 56
Vale Overseas Ltd
6.13%, 06/12/2033 100 101
$ 157
Leisure Products & Services - 0.25%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(d)
60 65
Life Time Inc
5.75%, 01/15/2026
(d)
230 228
NCL Corp Ltd
5.88%, 02/15/2027
(d)
40 40
NCL Finance Ltd
6.13%, 03/15/2028
(d)
70 69
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(d)
100 99
$ 501
Lodging - 0.32%
Marriott International Inc /MD
3.60%, 04/15/2024 300 300
5.00%, 10/15/2027 100 100
Sands China Ltd
4.30%, 01/08/2026 200 192
Station Casinos LLC
6.63%, 03/15/2032
(d)
60 60
$ 652
Machinery - Diversified - 0.31%
Ingersoll Rand Inc
5.40%, 08/14/2028 300 304
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
165 179
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 146
$ 629
Media - 0.70%
AMC Networks Inc
4.75%, 08/01/2025 139 139
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(d)
125 105
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.80%, 03/01/2050 185 137
Comcast Corp
5.50%, 11/15/2032
(e)
400 414
Directv Financing LLC
8.88%, 02/01/2030
(d)
10 10
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(d)
11 10
DISH DBS Corp
5.25%, 12/01/2026
(d)
16 13
7.38%, 07/01/2028 56 27
DISH Network Corp
11.75%, 11/15/2027
(d)
161 164
Paramount Global
4.20%, 05/19/2032
(e)
115 96
Sirius XM Radio Inc
4.00%, 07/15/2028
(d)
18 17
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(d)
$ 300 $ 288
$ 1,420
Mining - 0.47%
Glencore Funding LLC
5.37%, 04/04/2029
(d),(f)
460 461
6.13%, 10/06/2028
(d)
200 207
Hudbay Minerals Inc
4.50%, 04/01/2026
(d)
70 68
6.13%, 04/01/2029
(d)
30 30
IAMGOLD Corp
5.75%, 10/15/2028
(d),(e)
57 52
New Gold Inc
7.50%, 07/15/2027
(d)
45 45
Taseko Mines Ltd
7.00%, 02/15/2026
(d)
100 100
$ 963
Miscellaneous Manufacturers - 0.06%
Parker-Hannifin Corp
4.25%, 09/15/2027 115 113
Mortgage Backed Securities - 4.63%
Fannie Mae REMICS
0.57%, 10/25/2040
(j)
2,526 243
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.57%, 12/25/2049
(j)
2,294 248
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.62%, 08/25/2049
(j)
2,216 223
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.67%, 02/25/2043
(j)
119 12
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.67%, 08/25/2043
(j)
404 39
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.67%, 09/25/2046
(j)
117 11
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.72%, 12/25/2042
(j)
1,530 150
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.72%, 01/25/2048
(j)
562 64
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.77%, 03/25/2048
(j)
742 77
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
0.77%, 06/25/2048
(j)
808 95
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(j)
40 1
3.00%, 09/25/2050
(j)
854 127
3.50%, 11/25/2027
(j)
27 1
Freddie Mac REMICS
0.62%, 10/15/2046
(j)
981 107
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.72%, 06/25/2050
(j)
822 94
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(j)
25 1
3.00%, 10/15/2027
(j)
19 1
5.88%, 05/15/2049 853 839
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
0.06%, 05/20/2042
(j)
$ 471 $ 41
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.39%
0.61%, 12/16/2043
(j)
866 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.66%, 11/20/2041
(j)
137 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.66%, 06/20/2046
(j)
288 31
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.66%, 11/20/2046
(j)
743 76
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.70%, 12/20/2043
(j)
146 14
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.76%, 10/20/2045
(j)
336 36
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 08/20/2047
(j)
823 91
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 11/20/2047
(j)
241 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.81%, 06/20/2045
(j)
431 47
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.86%, 08/20/2050
(j)
881 107
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 09/20/2050
(j)
925 113
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 11/20/2050
(j)
602 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 08/20/2051
(j)
582 73
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.11%, 04/20/2041
(j)
520 60
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
1.21%, 02/20/2042
(j)
85 11
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.54%
2.50%, 12/20/2050
(j)
984 147
3.00%, 07/20/2050
(j)
235 37
3.00%, 11/20/2050
(j)
514 82
3.00%, 11/20/2050
(j)
831 132
3.00%, 11/20/2050
(j)
1,047 189
3.50%, 10/20/2049
(j)
368 66
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(d),(k)
1,202 1,196
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(d),(k)
1,736 1,725
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(k)
1,190 1,185
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(d),(k)
1,425 1,416
$ 9,401
Oil & Gas - 1.40%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(d)
295 298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(d)
$ 155 $ 155
BP Capital Markets America Inc
4.70%, 04/10/2029 250 249
Civitas Resources Inc
8.63%, 11/01/2030
(d)
100 107
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(d)
85 85
Ecopetrol SA
8.88%, 01/13/2033 170 180
Marathon Oil Corp
5.70%, 04/01/2034 20 20
6.60%, 10/01/2037 135 142
MEG Energy Corp
7.13%, 02/01/2027
(d)
54 55
Occidental Petroleum Corp
5.55%, 03/15/2026 330 331
5.88%, 09/01/2025 425 426
6.60%, 03/15/2046 160 173
Permian Resources Operating LLC
8.00%, 04/15/2027
(d)
155 160
Petroleos Mexicanos
6.70%, 02/16/2032 87 72
Southwestern Energy Co
4.75%, 02/01/2032 120 111
Talos Production Inc
9.00%, 02/01/2029
(d)
110 117
Vital Energy Inc
7.88%, 04/15/2032
(d)
50 51
9.75%, 10/15/2030 45 49
10.13%, 01/15/2028 50 53
$ 2,834
Oil & Gas Services - 0.18%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(d)
235 232
Enerflex Ltd
9.00%, 10/15/2027
(d)
110 113
Kodiak Gas Services LLC
7.25%, 02/15/2029
(d)
30 31
$ 376
Other Asset Backed Securities - 0.34%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(d)
625 614
Verizon Master Trust
1.53%, 07/20/2028 85 82
$ 696
Packaging & Containers - 0.49%
Berry Global Inc
5.65%, 01/15/2034
(d)
280 278
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(d)
200 192
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(d)
70 70
8.75%, 04/15/2030
(d)
125 123
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 77 81
Graphic Packaging International LLC
4.13%, 08/15/2024 40 40
LABL Inc
6.75%, 07/15/2026
(d)
100 99
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(d)
100 102
$ 985

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 1.30%
AbbVie Inc
2.60%, 11/21/2024 $ 65 $ 64
4.05%, 11/21/2039 350 312
4.95%, 03/15/2031 305 307
5.40%, 03/15/2054 45 46
AdaptHealth LLC
5.13%, 03/01/2030
(d),(e)
120 105
6.13%, 08/01/2028
(d)
125 117
Bausch Health Cos Inc
5.50%, 11/01/2025
(d)
110 104
Bayer US Finance LLC
6.25%, 01/21/2029
(d)
200 203
Becton Dickinson & Co
4.69%, 02/13/2028 435 431
BellRing Brands Inc
7.00%, 03/15/2030
(d)
90 93
Bristol-Myers Squibb Co
4.13%, 06/15/2039 120 106
Jazz Securities DAC
4.38%, 01/15/2029
(d)
95 88
Owens & Minor Inc
4.50%, 03/31/2029
(d),(e)
67 61
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 150 147
Zoetis Inc
3.00%, 09/12/2027 160 150
4.45%, 08/20/2048 345 305
$ 2,639
Pipelines - 2 .60%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(d)
60 58
5.75%, 03/01/2027
(d)
50 49
Cheniere Energy Inc
5.65%, 04/15/2034
(d)
50 50
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
370 378
DT Midstream Inc
4.13%, 06/15/2029
(d)
115 106
Energy Transfer LP
3.75%, 05/15/2030 505 466
4.50%, 04/15/2024 165 165
5.15%, 03/15/2045 500 454
5.55%, 02/15/2028 352 357
5.95%, 05/15/2054 70 70
Enterprise Products Operating LLC
3.13%, 07/31/2029 150 138
4.20%, 01/31/2050 180 152
EQM Midstream Partners LP
4.75%, 01/15/2031
(d)
50 47
6.00%, 07/01/2025
(d)
27 27
6.38%, 04/01/2029
(d)
50 50
7.50%, 06/01/2027
(d)
125 128
Genesis Energy LP / Genesis Energy Finance Corp
8.25%, 01/15/2029 115 118
Hess Midstream Operations LP
4.25%, 02/15/2030
(d)
140 129
5.63%, 02/15/2026
(d)
275 273
Kinder Morgan Inc
5.00%, 02/01/2029 250 249
5.40%, 02/01/2034
(e)
250 249
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(d)
160 164
NuStar Logistics LP
5.75%, 10/01/2025 125 124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 $ 175 $ 175
5.75%, 05/15/2024 100 100
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(d)
125 106
Venture Global LNG Inc
8.38%, 06/01/2031
(d)
40 41
9.50%, 02/01/2029
(d)
125 135
Williams Cos Inc /The
4.55%, 06/24/2024 550 549
5.40%, 03/02/2026 165 165
$ 5,272
Private Equity - 0.17%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(d)
120 113
3.75%, 09/15/2030
(d),(e)
90 75
8.00%, 06/15/2027
(d)
160 167
$ 355
REITs - 0.92%
American Tower Corp
1.30%, 09/15/2025 185 174
5.50%, 03/15/2028 115 116
Crown Castle Inc
5.80%, 03/01/2034 110 112
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028
(e)
375 332
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(d)
95 87
Kimco Realty OP LLC
3.20%, 04/01/2032 140 121
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(d)
113 103
Mid-America Apartments LP
2.88%, 09/15/2051 229 146
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(d)
105 98
7.50%, 06/01/2025
(d)
50 50
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(d)
50 49
4.13%, 08/15/2030
(d)
300 273
XHR LP
4.88%, 06/01/2029
(d)
160 148
6.38%, 08/15/2025
(d)
50 50
$ 1,859
Retail - 0.43%
Bath & Body Works Inc
5.25%, 02/01/2028 255 250
6.63%, 10/01/2030
(d)
64 65
9.38%, 07/01/2025
(d)
16 16
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(d)
105 96
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(d)
210 208
Patrick Industries Inc
4.75%, 05/01/2029
(d)
60 56
7.50%, 10/15/2027
(d)
180 182
$ 873
Semiconductors - 0.95%
Broadcom Inc
3.14%, 11/15/2035
(d)
34 28
3.42%, 04/15/2033
(d)
732 635

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
5.00%, 02/21/2031 $ 100 $ 100
5.15%, 02/21/2034 100 100
Marvell Technology Inc
5.95%, 09/15/2033 85 88
Micron Technology Inc
5.30%, 01/15/2031 355 357
6.75%, 11/01/2029 115 123
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 300 300
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 60 58
3.15%, 05/01/2027 60 57
Skyworks Solutions Inc
1.80%, 06/01/2026 85 79
$ 1,925
Software - 1.57%
Cloud Software Group Inc
6.50%, 03/31/2029
(d)
110 105
Fiserv Inc
3.20%, 07/01/2026 200 192
4.40%, 07/01/2049 180 153
5.45%, 03/02/2028 100 101
Intuit Inc
5.50%, 09/15/2053 100 104
Microsoft Corp
2.53%, 06/01/2050 250 164
Open Text Corp
3.88%, 02/15/2028
(d)
50 46
3.88%, 12/01/2029
(d)
80 71
Oracle Corp
2.50%, 04/01/2025 255 247
2.80%, 04/01/2027 240 225
2.95%, 05/15/2025 100 97
3.95%, 03/25/2051 105 80
6.15%, 11/09/2029 115 121
Take-Two Interactive Software Inc
3.55%, 04/14/2025 340 334
4.00%, 04/14/2032 145 134
4.95%, 03/28/2028 130 130
VMware LLC
1.40%, 08/15/2026 535 489
1.80%, 08/15/2028 440 383
$ 3,176
Sovereign - 0.57%
Bahrain Government International Bond
7.50%, 02/12/2036
(d)
200 205
Chile Government International Bond
4.95%, 01/05/2036 325 314
Egypt Government International Bond
7.30%, 09/30/2033
(d)
200 163
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(d)
200 214
Mexico Government International Bond
4.75%, 03/08/2044 140 117
Morocco Government International Bond
5.95%, 03/08/2028
(d)
300 303
Republic of Poland Government International Bond
5.50%, 04/04/2053 60 60
$ 1,376
Telecommunications - 1.82%
AT&T Inc
1.65%, 02/01/2028 285 253
2.30%, 06/01/2027 155 143
2.55%, 12/01/2033 199 160
3.50%, 09/15/2053 749 529
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(d)
55 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
10.50%, 05/15/2030
(d)
$ 100 $ 102
T-Mobile USA Inc
2.40%, 03/15/2029 340 301
2.55%, 02/15/2031 60 51
2.63%, 04/15/2026 200 190
3.50%, 04/15/2025 315 309
3.50%, 04/15/2031 760 686
4.85%, 01/15/2029 360 357
6.00%, 06/15/2054 90 96
Verizon Communications Inc
2.55%, 03/21/2031 276 236
2.88%, 11/20/2050 190 124
Viavi Solutions Inc
3.75%, 10/01/2029
(d)
110 94
$ 3,687
Transportation - 0.14%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 53
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
( i ),(m)
121 1
GN Bondco LLC
9.50%, 10/15/2031
(d),(e)
5 5
Norfolk Southern Corp
5.35%, 08/01/2054 130 129
RXO Inc
7.50%, 11/15/2027
(d)
90 92
$ 280
Trucking & Leasing - 0.10%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(d)
200 201
Water - 0.05%
Essential Utilities Inc
2.70%, 04/15/2030 115 99
TOTAL BONDS $ 125,765
SENIOR FLOATING RATE INTERESTS
- 1.01%
Principal
Amount (000's) Value (000's)
Airlines - 0.14%
AAdvantage Loyalty IP Ltd
10.33%, 04/20/2028
(n)
$ 89 $ 93
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc
8.07%, 02/15/2031
(n)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WestJet Loyalty LP
9.07%, 01/31/2031
(n)
155 155
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 288
Automobile Parts & Equipment - 0.01%
Tenneco Inc
10.42%, 11/17/2028
(n)
20 19
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Building Materials - 0.01%
MIWD Holdco II LLC
0.00%, 03/21/2031
(n),(o)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Commercial Services - 0.08%
Boost Newco Borrower LLC
8.31%, 01/31/2031
(n)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
9.58%, 02/01/2029
(n)
$ 90 $ 90
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 155
Computers - 0.11%
Virtusa Corp
9.19%, 02/11/2028
(n)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Diversified Financial Services - 0.02%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(n)
38 36
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Entertainment - 0.06%
Lions Gate Capital Holdings LLC
7.68%, 03/24/2025
(n)
116 116
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Environmental Control - 0.01%
Madison IAQ LLC
8.70%, 06/21/2028
(n)
29 29
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Food - 0.01%
Fiesta Purchaser Inc
9.32%, 01/31/2031
(n)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Products - 0.08%
Medline Borrower LP
0.00%, 10/23/2028
(n),(o)
95 95
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.87%, 10/23/2028
(n)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 160
Lodging - 0.07%
Fertitta Entertainment LLC/NV
9.08%, 01/13/2029
(n)
150 150
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0.13%
CSC Holdings LLC
7.94%, 04/15/2027
(n)
118 106
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.83%, 08/02/2029
(n)
169 169
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 275
Mining - 0.06%
Arsenal AIC Parent LLC
8.51%, 08/18/2030
(n)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Packaging & Containers - 0.02%
Valcour Packaging LLC
9.19%, 09/30/2028
(n)
44 33
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.10%
Jazz Financing Lux Sarl
8.45%, 05/05/2028
(n)
$ 208 $ 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Retail - 0.10%
Foundation Building Materials Inc
8.76%, 01/24/2031
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
8.18%, 12/15/2027
(n)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 204
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,062
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 43.23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.28%
3.00%, 10/01/2042 $ 22 $ 20
3.00%, 11/01/2042 133 119
3.00%, 11/01/2042 24 21
3.00%, 03/01/2043 664 594
3.00%, 12/01/2046 48 42
3.50%, 10/01/2041 12 11
3.50%, 04/01/2042 17 16
3.50%, 04/01/2042 45 41
3.50%, 10/01/2045 340 312
3.50%, 03/01/2048 50 46
4.00%, 02/01/2045 6 5
4.00%, 02/01/2046 29 27
4.00%, 02/01/2046 101 96
4.00%, 06/01/2046 21 20
4.00%, 04/01/2047 101 96
4.00%, 11/01/2047 147 138
4.50%, 10/01/2041 13 12
4.50%, 12/01/2043 311 304
4.50%, 03/01/2046 128 126
5.00%, 06/01/2031 27 27
5.00%, 10/01/2035 11 11
5.00%, 06/01/2041 422 421
6.00%, 06/01/2032 9 9
6.00%, 10/01/2032 5 5
6.00%, 01/01/2038 22 23
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 1 1
6.50%, 04/01/2035 3 4
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 2 2
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 10 11
7.50%, 03/01/2031 4 4
8.00%, 09/01/2030 22 22
$ 2,597
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23.03%
2.00%, 12/01/2035 384 342
2.00%, 03/01/2036 548 489
2.00%, 07/01/2050 1,266 1,010
2.00%, 01/01/2051 1,009 825
2.00%, 02/01/2051 3,462 2,802
2.00%, 03/01/2051 1,158 934
2.00%, 03/01/2051 1,281 1,046
2.00%, 11/01/2051 1,099 883
2.00%, 12/01/2051 486 394
2.00%, 12/01/2051 1,712 1,371

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2052 $ 533 $ 431
2.50%, 06/01/2035 851 775
2.50%, 08/01/2035 952 875
2.50%, 11/01/2050 332 279
2.50%, 02/01/2051 1,379 1,168
2.50%, 07/01/2051 1,020 855
2.50%, 09/01/2051 408 343
2.50%, 09/01/2051 685 576
2.50%, 11/01/2051 600 506
2.50%, 12/01/2051 1,180 993
2.50%, 01/01/2052 643 543
2.50%, 02/01/2052 519 436
2.50%, 04/01/2052 1,451 1,208
2.50%, 04/01/2052 531 445
3.00%, 03/01/2034 93 86
3.00%, 03/01/2042 33 29
3.00%, 03/01/2042 30 27
3.00%, 05/01/2042 18 16
3.00%, 06/01/2042 30 27
3.00%, 06/01/2042 14 13
3.00%, 05/01/2043 81 72
3.00%, 07/01/2050 458 400
3.00%, 11/01/2050 391 343
3.00%, 03/01/2052 2,050 1,788
3.00%, 04/01/2052 1,232 1,077
3.00%, 06/01/2052 392 338
3.50%, 04/01/2030 97 94
3.50%, 05/01/2034 481 463
3.50%, 08/01/2034 105 99
3.50%, 12/01/2040 25 23
3.50%, 01/01/2041 12 11
3.50%, 12/01/2041 6 6
3.50%, 03/01/2042 13 12
3.50%, 04/01/2042 28 26
3.50%, 11/01/2042 376 348
3.50%, 07/01/2043 396 364
3.50%, 01/01/2044 114 105
3.50%, 11/01/2044 535 490
3.50%, 06/01/2045 41 37
3.50%, 05/01/2046 10 9
3.50%, 10/01/2047 681 626
3.50%, 11/01/2047 285 261
3.50%, 03/01/2048 414 379
3.50%, 08/01/2050 1,266 1,160
3.50%, 06/01/2051 202 182
4.00%, 03/01/2034 153 148
4.00%, 09/01/2040 31 29
4.00%, 05/01/2041 68 65
4.00%, 10/01/2041 22 20
4.00%, 10/01/2041 9 8
4.00%, 11/01/2041 15 14
4.00%, 04/01/2042 11 10
4.00%, 11/01/2043 40 38
4.00%, 02/01/2044 47 45
4.00%, 06/01/2044 95 90
4.00%, 09/01/2044 8 7
4.00%, 09/01/2045 40 38
4.00%, 12/01/2045 188 178
4.00%, 01/01/2047 16 15
4.00%, 11/01/2047 630 595
4.00%, 05/01/2048 27 25
4.00%, 10/01/2048 129 122
4.00%, 01/01/2049 57 54
4.00%, 03/01/2053 1,505 1,402
4.00%, 05/01/2053 379 354
4.50%, 07/01/2025 3 3
4.50%, 08/01/2040 16 16
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 11/01/2040 $ 312 $ 306
4.50%, 08/01/2041 11 11
4.50%, 09/01/2041 125 123
4.50%, 12/01/2044 17 17
4.50%, 06/01/2046 10 10
4.50%, 05/01/2047 16 16
4.50%, 05/01/2047 8 8
4.50%, 05/01/2049 71 68
4.50%, 09/01/2052 268 259
4.50%, 05/01/2053 574 550
4.50%, 07/01/2053 853 822
5.00%, 10/01/2041 63 63
5.00%, 06/01/2048 134 134
5.00%, 09/01/2052 489 482
5.00%, 04/01/2053 661 652
5.00%, 06/01/2053 836 821
5.50%, 07/01/2033 45 46
5.50%, 04/01/2035 9 10
5.50%, 08/01/2036 217 220
5.50%, 02/01/2037 1 1
5.50%, 05/01/2040 7 8
5.50%, 11/01/2053 691 692
5.50%, 11/01/2053 688 691
5.50%, 04/01/2054
(p)
2,030 2,020
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 58 60
6.00%, 02/01/2037 18 18
6.00%, 02/01/2038 20 21
6.00%, 01/01/2053 1,344 1,389
6.00%, 04/01/2054
(p)
2,400 2,422
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 13 13
6.50%, 07/01/2037 3 4
6.50%, 02/01/2038 16 17
6.50%, 09/01/2038 55 58
6.50%, 04/01/2054
(p)
2,890 2,952
$ 46,702
Government National Mortgage Association (GNMA) - 9.97%
2.00%, 07/20/2051 2,339 1,917
2.50%, 06/20/2050 667 569
2.50%, 04/20/2051 510 435
2.50%, 05/20/2051 920 784
2.50%, 09/20/2051 574 489
3.00%, 02/15/2043 140 127
3.00%, 07/20/2044 162 146
3.00%, 01/20/2046 102 91
3.00%, 07/20/2046 154 138
3.00%, 12/20/2046 445 398
3.00%, 02/20/2050 396 352
3.00%, 09/20/2051 1,341 1,184
3.50%, 04/20/2046 96 89
3.50%, 10/20/2046 100 92
3.50%, 07/20/2047 425 391
3.50%, 04/20/2052 1,467 1,335
4.00%, 02/15/2042 50 48
4.00%, 06/20/2046 14 13
4.00%, 01/20/2048 615 582
4.00%, 04/20/2052 573 536
4.50%, 09/15/2039 269 264
4.50%, 11/15/2040 43 42
4.50%, 09/20/2052 923 887
5.00%, 10/15/2034 29 29
5.00%, 02/15/2042 36 36
5.00%, 02/20/2053 1,489 1,464
5.50%, 12/20/2033 41 42
5.50%, 05/20/2035 4 5
5.50%, 12/20/2048 88 90

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 04/20/2054
(p)
$ 2,300 $ 2,298
6.00%, 01/20/2029 6 6
6.00%, 07/20/2029 1 1
6.00%, 12/15/2033 6 6
6.00%, 12/20/2036 26 27
6.00%, 04/20/2054
(p)
2,850 2,875
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 164 170
6.50%, 04/20/2054
(p)
2,225 2,262
8.00%, 12/15/2030 2 2
$ 20,224
U.S. Treasury - 5.60%
1.63%, 08/15/2029 1,100 966
1.88%, 11/15/2051 375 225
2.25%, 11/15/2027 2,000 1,860
2.88%, 08/15/2028 1,750 1,653
3.00%, 05/15/2045 1,140 909
3.00%, 11/15/2045
(q)
2,750 2,184
4.50%, 11/15/2033 2,000 2,044
4.75%, 02/15/2037 1,435 1,526
$ 11,367
U.S. Treasury Bill - 3.35%
5.27%, 07/09/2024
(r)
2,200 2,168
5.44%, 05/02/2024
(r)
4,640 4,619
$ 6,787
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 87,677
Total Investments $ 219,211
Other Assets and Liabilities -  (8.08)% (16,396)
TOTAL NET ASSETS - 100.00% $ 202,815
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,440 or
0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,104 or 19.77% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,389 or 0.68% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
( i ) Non-income producing security
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after March 31, 2024, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,258 or 0.62% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 43.19%
Financial 15.03%
Government 9.62%
Asset Backed Securities 9.58%
Consumer, Non-cyclical 5.56%
Industrial 4.30%
Utilities 4.22%
Energy 4.18%
Consumer, Cyclical 3.38%
Technology 3.07%
Communications 2.87%
Money Market Funds 1.83%
Basic Materials 1.25%
Other Assets and Liabilities
(8.08)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 2,381 $ 28,582 $ 28,696 $ 2,267
$ 2,381 $ 28,582 $ 28,696 $ 2,267
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 70 $ — $ — $ —
$ 70 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Long 81 $ 8,974 $ 30
US 10 Year Ultra Note; June 2024 Long 37 4,240 18
US 2 Year Note; June 2024 Long 57 11,656 (7)

Schedule of Investments
Core Plus Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2024 Long 186 $ 19,905 $ (32)
US Long Bond; June 2024 Long 123 14,814 106
US Ultra Bond; June 2024 Long 8 1,032 11
Total $ 126
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .05%
International Equity Index Fund
(a)
4,343,100 $ 50,988
MidCap S&P 400 Index Fund
(a)
1,217,786 29,470
SmallCap S&P 600 Index Fund
(a)
1,114,518 29,535
$ 109,993
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .98%
Bond Market Index Account
(a)
39,245,684 365,770
LargeCap S&P 500 Index Account
(a)
10,644,743 255,580
$ 621,350
TOTAL INVESTMENT COMPANIES $ 731,343
Total Investments $ 731,343
Other Assets and Liabilities -  (0.03)% (188)
TOTAL NET ASSETS - 100.00% $ 731,155
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .03%
Domestic Equity Funds 43 .02%
International Equity Funds 6 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 369,188 $ 17,176 $ 17,501 $ 365,770
International Equity Index Fund 52,209 4 4,048 50,988
LargeCap S&P 500 Index Account 257,173 19 27,287 255,580
MidCap S&P 400 Index Fund 29,344 461 3,119 29,470
SmallCap S&P 600 Index Fund 29,464 1,003 1,654 29,535
$ 737,378 $ 18,663 $ 53,609 $ 731,343
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (94) $ — $ (2,999)
International Equity Index Fund — 227 — 2,596
LargeCap S&P 500 Index Account — 16,147 — 9,528
MidCap S&P 400 Index Fund — 694 — 2,090
SmallCap S&P 600 Index Fund — (6) — 728
$ — $ 16,968 $ — $ 11,943
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15 .05%
International Equity Index Fund
(a)
785,744 $ 9,225
MidCap S&P 400 Index Fund
(a)
220,321 5,332
SmallCap S&P 600 Index Fund
(a)
201,638 5,343
$ 19,900
Principal Variable Contracts Funds, Inc.  Class 1 - 84 .98%
Bond Market Index Account
(a)
7,100,283 66,175
LargeCap S&P 500 Managed Volatility Index
Account
(a)
2,641,682 46,229
$ 112,404
TOTAL INVESTMENT COMPANIES $ 132,304
Total Investments $ 132,304
Other Assets and Liabilities -  (0.03)% (39)
TOTAL NET ASSETS - 100.00% $ 132,265
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .03%
Domestic Equity Funds 43 .02%
International Equity Funds 6 .98%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 67,169 $ 3,047 $ 3,472 $ 66,175
International Equity Index Fund 9,499 13 798 9,225
LargeCap S&P 500 Managed Volatility Index Account 46,799 65 4,957 46,229
MidCap S&P 400 Index Fund 5,339 89 599 5,332
SmallCap S&P 600 Index Fund 5,360 181 327 5,343
$ 134,166 $ 3,395 $ 10,153 $ 132,304
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (108) $ — $ (461)
International Equity Index Fund — (16) — 527
LargeCap S&P 500 Managed Volatility Index Account — 1,616 — 2,706
MidCap S&P 400 Index Fund — 2 — 501
SmallCap S&P 600 Index Fund — (2) — 131
$ — $ 1,492 $ — $ 3,404
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 19 .99%
iShares Core S&P 500 ETF 94,247 $ 49,548
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
168,464 168
Principal Funds, Inc. Class R-6 - 15 .04%
International Equity Index Fund
(a)
1,472,350 17,285
MidCap S&P 400 Index Fund
(a)
412,838 9,991
SmallCap S&P 600 Index Fund
(a)
377,832 10,013
$ 37,289
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .99%
Bond Market Index Account
(a)
13,304,432 123,998
LargeCap S&P 500 Index Account
(a)
1,546,576 37,133
$ 161,131
TOTAL INVESTMENT COMPANIES $ 248,136
Total Investments $ 248,136
Other Assets and Liabilities -  (0.09)% (222)
TOTAL NET ASSETS - 100.00% $ 247,914
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 50 .01%
Domestic Equity Funds 23 .05%
Exchange-Traded Funds 19 .99%
International Equity Funds 6 .97%
Money Market Funds 0 .07%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 120,839 $ 6,540 $ 2,382 $ 123,998
International Equity Index Fund 17,088 121 869 17,285
LargeCap S&P 500 Index Account 36,077 260 2,862 37,133
MidCap S&P 400 Index Fund 9,605 221 768 9,991
Principal Government Money Market Fund - Class R-6 5.22% 44 429 305 168
SmallCap S&P 600 Index Fund 9,644 398 279 10,013
$ 193,297 $ 7,969 $ 7,465 $ 198,588
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (2) $ — $ (997)
International Equity Index Fund — 1 — 944
LargeCap S&P 500 Index Account — (44) — 3,702
MidCap S&P 400 Index Fund — (4) — 937
Principal Government Money Market Fund - Class R-6 5.22% — — — —
SmallCap S&P 600 Index Fund — — — 250
$ — $ (49) $ — $ 4,836
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .06%
International Equity Index Fund
(a)
26,099,763 $ 306,411
MidCap S&P 400 Index Fund
(a)
6,403,572 154,967
SmallCap S&P 600 Index Fund
(a)
5,860,601 155,306
$ 616,684
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .97%
Bond Market Index Account
(a)
115,563,344 1,077,050
LargeCap S&P 500 Index Account
(a)
57,572,040 1,382,305
$ 2,459,355
TOTAL INVESTMENT COMPANIES $ 3,076,039
Total Investments $ 3,076,039
Other Assets and Liabilities -  (0.03)% (806)
TOTAL NET ASSETS - 100.00% $ 3,075,233
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .04%
Fixed Income Funds 35 .02%
International Equity Funds 9 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 1,079,047 $ 65,193 $ 58,196 $ 1,077,050
International Equity Index Fund 311,430 297 22,189 306,411
LargeCap S&P 500 Index Account 1,380,614 — 136,309 1,382,305
MidCap S&P 400 Index Fund 153,158 2,894 15,676 154,967
SmallCap S&P 600 Index Fund 153,786 6,808 9,098 155,306
$ 3,078,035 $ 75,192 $ 241,468 $ 3,076,039
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ 364 $ — $ (9,358)
International Equity Index Fund — (110) — 16,983
LargeCap S&P 500 Index Account — 65,920 — 72,080
MidCap S&P 400 Index Fund — 2,657 — 11,934
SmallCap S&P 600 Index Fund — (38) — 3,848
$ — $ 68,793 $ — $ 95,487
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .06%
International Equity Index Fund
(a)
2,406,790 $ 28,255
MidCap S&P 400 Index Fund
(a)
590,489 14,290
SmallCap S&P 600 Index Fund
(a)
540,407 14,321
$ 56,866
Principal Variable Contracts Funds, Inc.  Class 1 - 79 .97%
Bond Market Index Account
(a)
10,657,045 99,324
LargeCap S&P 500 Managed Volatility Index
Account
(a)
7,282,423 127,442
$ 226,766
TOTAL INVESTMENT COMPANIES $ 283,632
Total Investments $ 283,632
Other Assets and Liabilities -  (0.03)% (79)
TOTAL NET ASSETS - 100.00% $ 283,553
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 55 .03%
Fixed Income Funds 35 .03%
International Equity Funds 9 .97%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 102,893 $ 6,300 $ 8,999 $ 99,324
International Equity Index Fund 29,696 126 3,175 28,255
LargeCap S&P 500 Managed Volatility Index Account 131,674 526 16,939 127,442
MidCap S&P 400 Index Fund 14,604 325 2,016 14,290
SmallCap S&P 600 Index Fund 14,663 677 1,367 14,321
$ 293,530 $ 7,954 $ 32,496 $ 283,632
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (119) $ — $ (751)
International Equity Index Fund — (69) — 1,677
LargeCap S&P 500 Managed Volatility Index Account — 5,072 — 7,109
MidCap S&P 400 Index Fund — 71 — 1,306
SmallCap S&P 600 Index Fund — 8 — 340
$ — $ 4,963 $ — $ 9,681
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .01%
iShares Core S&P 500 ETF 580,287 $ 305,074
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,013,868 1,014
Principal Funds, Inc. Class R-6 - 20 .04%
International Equity Index Fund
(a)
12,927,905 151,774
MidCap S&P 400 Index Fund
(a)
3,171,836 76,758
SmallCap S&P 600 Index Fund
(a)
2,902,930 76,928
$ 305,460
Principal Variable Contracts Funds, Inc.  Class 1 - 59 .96%
Bond Market Index Account
(a)
57,240,131 533,478
LargeCap S&P 500 Index Account
(a)
15,842,853 380,387
$ 913,865
TOTAL INVESTMENT COMPANIES $ 1,525,413
Total Investments $ 1,525,413
Other Assets and Liabilities -  (0.08)% (1,253)
TOTAL NET ASSETS - 100.00% $ 1,524,160
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 35 .04%
Fixed Income Funds 35 .00%
Exchange-Traded Funds 20 .01%
International Equity Funds 9 .96%
Money Market Funds 0 .07%
Other Assets and Liabilities
( 0 .08 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 504,962 $ 37,388 $ 4,755 $ 533,478
International Equity Index Fund 145,735 1,978 4,159 151,774
LargeCap S&P 500 Index Account 358,959 4,512 19,973 380,387
MidCap S&P 400 Index Fund 71,676 2,267 4,305 76,758
Principal Government Money Market Fund - Class R-6 5.22% 482 3,563 3,031 1,014
SmallCap S&P 600 Index Fund 71,966 4,116 1,113 76,928
$ 1,153,780 $ 53,824 $ 37,336 $ 1,220,339
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (3) $ — $ (4,114)
International Equity Index Fund — — — 8,220
LargeCap S&P 500 Index Account — 181 — 36,708
MidCap S&P 400 Index Fund — 7 — 7,113
Principal Government Money Market Fund - Class R-6 5.22% 2 — — —
SmallCap S&P 600 Index Fund — 2 — 1,957
$ 2 $ 187 $ — $ 49,884
Amounts in thousands.

Schedule of Investments
Diversified Income Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10 .04%
International Equity Index Fund
(a)
831,614 $ 9,763
MidCap S&P 400 Index Fund
(a)
306,042 7,406
SmallCap S&P 600 Index Fund
(a)
280,085 7,422
$ 24,591
Principal Variable Contracts Funds, Inc.  Class 1 - 89 .99%
Bond Market Index Account
(a)
17,096,194 159,337
LargeCap S&P 500 Index Account
(a)
2,547,819 61,173
$ 220,510
TOTAL INVESTMENT COMPANIES $ 245,101
Total Investments $ 245,101
Other Assets and Liabilities -  (0.03)% (68)
TOTAL NET ASSETS - 100.00% $ 245,033
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65 .03%
Domestic Equity Funds 31 .01%
International Equity Funds 3 .99%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Bond Market Index Account $ 160,802 $ 11,939 $ 12,022 $ 159,337
International Equity Index Fund 9,995 412 1,184 9,763
LargeCap S&P 500 Index Account 61,545 2,573 9,096 61,173
MidCap S&P 400 Index Fund 7,374 401 1,067 7,406
SmallCap S&P 600 Index Fund 7,403 492 652 7,422
$ 247,119 $ 15,817 $ 24,021 $ 245,101
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ — $ (149) $ — $ (1,233)
International Equity Index Fund — 57 — 483
LargeCap S&P 500 Index Account — 2,753 — 3,398
MidCap S&P 400 Index Fund — 122 — 576
SmallCap S&P 600 Index Fund — (3) — 182
$ — $ 2,780 $ — $ 3,406
Amounts in thousands.

Schedule of Investments
Diversified International Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .95 % Shares Held Value (000's)
Money Market Funds - 0 .95%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
960,330 $ 960
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
1,609,695 1,610
$ 2,570
TOTAL INVESTMENT COMPANIES $ 2,570
COMMON STOCKS - 98 .92 % Shares Held Value (000's)
Aerospace & Defense - 2 .89%
Airbus SE 12,141 $ 2,237
BAE Systems PLC 267,446 4,558
Thales SA 6,064 1,034
$ 7,829
Apparel - 2 .90%
Hermes International SCA 771 1,970
LVMH Moet Hennessy Louis Vuitton SE 4,764 4,287
PRADA SpA 75,400 598
Samsonite International SA
(d),(e)
261,300 990
$ 7,845
Automobile Manufacturers - 2 .34%
Ferrari NV 1,927 840
Toyota Motor Corp 217,100 5,487
$ 6,327
Automobile Parts & Equipment - 1 .70%
Bridgestone Corp 20,900 926
Toyota Industries Corp 35,200 3,683
$ 4,609
Banks - 11 .95%
AIB Group PLC 313,454 1,591
Banco do Brasil SA 139,800 1,580
Bank Negara Indonesia Persero Tbk PT 3,869,200 1,440
Bank of Ireland Group PLC 142,700 1,456
Bank Rakyat Indonesia Persero Tbk PT 7,730,008 2,956
Credicorp Ltd 5,746 974
DBS Group Holdings Ltd 98,000 2,615
FinecoBank Banca Fineco SpA 50,395 755
Grupo Financiero Banorte SAB de CV 166,359 1,765
ICICI Bank Ltd ADR 138,533 3,659
Kotak Mahindra Bank Ltd 60,321 1,296
National Bank of Greece SA
(d)
269,737 2,110
NatWest Group PLC 529,472 1,773
Nordea Bank Abp 118,197 1,317
Piraeus Financial Holdings SA
(d)
213,534 892
PT Bank Central Asia Tbk 1,710,900 1,088
Societe Generale SA 53,985 1,447
Swedbank AB
(f)
46,525 923
UniCredit SpA 71,766 2,726
$ 32,363
Beverages - 1 .37%
Arca Continental SAB de CV 69,900 763
Kweichow Moutai Co Ltd 6,498 1,524
Varun Beverages Ltd 84,471 1,420
$ 3,707
Biotechnology - 0 .58%
Argenx SE
(d)
2,147 846
Genmab A/S
(d)
2,371 711
$ 1,557
Building Materials - 2 .75%
Cemex SAB de CV ADR
(d)
309,186 2,786
CRH PLC 53,938 4,655
$ 7,441
Chemicals - 0 .77%
Shin-Etsu Chemical Co Ltd 47,300 2,075
Coal - 1 .25%
Teck Resources Ltd 73,800 3,378
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .32%
Localiza Rent a Car SA 105,729 $ 1,159
Secom Co Ltd 17,700 1,284
TOPPAN Holdings Inc 45,500 1,141
$ 3,584
Cosmetics & Personal Care - 2 .49%
L'Oreal SA 6,197 2,935
Unilever PLC 75,798 3,805
$ 6,740
Distribution & Wholesale - 1 .39%
ITOCHU Corp 53,100 2,281
Rexel SA 55,329 1,495
$ 3,776
Diversified Financial Services - 0 .92%
Brookfield Asset Management Ltd 20,267 851
London Stock Exchange Group PLC 13,762 1,647
$ 2,498
Electric - 0 .96%
Iberdrola SA 208,831 2,594
Electrical Components & Equipment - 1 .02%
Schneider Electric SE 12,269 2,774
Electronics - 1 .28%
E Ink Holdings Inc 118,000 837
Halma PLC 25,690 767
Hoya Corp 14,796 1,851
$ 3,455
Engineering & Construction - 1 .16%
Kajima Corp 51,400 1,055
Vinci SA 16,336 2,096
$ 3,151
Entertainment - 0 .61%
Universal Music Group NV 55,394 1,665
Food - 0 .83%
Ajinomoto Co Inc 23,800 889
Danone SA 21,135 1,366
$ 2,255
Food Service - 0 .58%
Compass Group PLC 53,721 1,576
Healthcare - Products - 0 .68%
Alcon Inc 13,535 1,119
Smith & Nephew PLC 58,126 728
$ 1,847
Healthcare - Services - 0 .72%
ICON PLC
(d)
5,810 1,952
Home Builders - 1 .15%
Taylor Wimpey PLC 842,029 1,456
Vistry Group PLC 106,380 1,652
$ 3,108
Insurance - 7 .64%
AIA Group Ltd 736,600 4,955
ASR Nederland NV 18,694 916
AXA SA 62,056 2,330
Fairfax Financial Holdings Ltd 2,600 2,803
Hannover Rueck SE 5,849 1,602
MS&AD Insurance Group Holdings Inc 154,800 2,733
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,551 3,198
Sompo Holdings Inc 66,600 1,396
Tryg A/S 36,155 745
$ 20,678
Internet - 3 .13%
Alibaba Group Holding Ltd 221,900 2,006
MercadoLibre Inc
(d)
777 1,175
Tencent Holdings Ltd 136,100 5,301
$ 8,482
Investment Companies - 0 .51%
EXOR NV 12,323 1,371

Schedule of Investments
Diversified International Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1 .48%
Mitsubishi Electric Corp 154,200 $ 2,581
Weir Group PLC/The 55,890 1,428
$ 4,009
Machinery - Diversified - 2 .84%
Atlas Copco AB - A Shares 200,253 3,382
Keyence Corp 5,100 2,368
NARI Technology Co Ltd 242,493 805
THK Co Ltd 48,600 1,143
$ 7,698
Media - 0 .38%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
15,638 1,026
Mining - 0 .45%
Sandfire Resources Ltd
(d)
212,338 1,230
Oil & Gas - 4 .70%
Canadian Natural Resources Ltd 35,300 2,693
Noble Corp PLC 38,927 1,888
Shell PLC 129,210 4,287
Suncor Energy Inc 65,700 2,425
Tourmaline Oil Corp 30,700 1,435
$ 12,728
Oil & Gas Services - 0 .74%
Schlumberger NV 36,334 1,991
Pharmaceuticals - 7 .41%
AstraZeneca PLC 37,556 5,045
Novo Nordisk A/S 65,367 8,385
Roche Holding AG 8,679 2,216
Sanofi SA 45,349 4,412
$ 20,058
Private Equity - 3 .82%
3i Group PLC 170,584 6,048
Brookfield Corp 75,869 3,175
Intermediate Capital Group PLC 43,230 1,120
$ 10,343
Retail - 5 .11%
Alimentation Couche-Tard Inc 62,546 3,570
Dollarama Inc 25,500 1,943
Industria de Diseno Textil SA 31,912 1,607
JD Sports Fashion PLC 856,209 1,455
MatsukiyoCocokara & Co 60,000 963
Wal-Mart de Mexico SAB de CV 612,922 2,470
Yum China Holdings Inc 46,146 1,836
$ 13,844
Semiconductors - 11 .71%
ASM International NV 1,823 1,116
ASML Holding NV 7,320 7,096
Renesas Electronics Corp 120,200 2,142
Samsung Electronics Co Ltd 126,370 7,595
Sanken Electric Co Ltd 6,100 268
SK Hynix Inc 23,253 3,080
Socionext Inc 67,000 1,830
Taiwan Semiconductor Manufacturing Co Ltd 358,140 8,580
$ 31,707
Software - 0 .76%
Dassault Systemes SE 26,905 1,191
Nemetschek SE 8,729 864
$ 2,055
Telecommunications - 1 .30%
Deutsche Telekom AG 72,620 1,763
Nippon Telegraph & Telephone Corp 1,477,900 1,760
$ 3,523
Toys, Games & Hobbies - 1 .43%
Nintendo Co Ltd 71,200 3,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .90%
Canadian National Railway Co 18,328 $ 2,414
Canadian Pacific Kansas City Ltd 26,000 2,292
Keisei Electric Railway Co Ltd 10,800 439
$ 5,145
TOTAL COMMON STOCKS $ 267,879
Total Investments $ 270,449
Other Assets and Liabilities -  0.13% 353
TOTAL NET ASSETS - 100.00% $ 270,802
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $960 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $990 or 0.37% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $914 or 0.34% of net assets.
Portfolio Summary
Location Percent
Japan 15 .57%
United Kingdom 13 .79%
France 10 .90%
Canada 9 .96%
Netherlands 4 .80%
China 4 .24%
Korea, Republic Of 3 .94%
Denmark 3 .65%
Ireland 3 .57%
Taiwan 3 .48%
United States 3 .14%
Mexico 2 .87%
Germany 2 .74%
India 2 .36%
Indonesia 2 .02%
Hong Kong 1 .83%
Italy 1 .82%
Sweden 1 .59%
Spain 1 .55%
Switzerland 1 .23%
Greece 1 .11%
Brazil 1 .01%
Singapore 0 .97%
Finland 0 .49%
Australia 0 .45%
Uruguay 0 .43%
Peru 0 .36%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,831 $ 7,277 $ 7,498 $ 1,610
$ 1,831 $ 7,277 $ 7,498 $ 1,610
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .25 % Shares Held Value (000's)
Money Market Funds - 2 .25%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
2,774,574 $ 2,775
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
13,046,437 13,046
$ 15,821
TOTAL INVESTMENT COMPANIES $ 15,821
COMMON STOCKS - 98 .02 % Shares Held Value (000's)
Advertising - 1 .47%
Omnicom Group Inc 107,012 $ 10,354
Apparel - 0 .45%
NIKE Inc 33,419 3,141
Automobile Manufacturers - 4 .44%
Cummins Inc 48,586 14,316
PACCAR Inc 136,302 16,886
$ 31,202
Automobile Parts & Equipment - 1 .81%
Magna International Inc 233,202 12,705
Banks - 10 .92%
Bank of America Corp 408,103 15,475
Citigroup Inc 56,754 3,589
JPMorgan Chase & Co 114,931 23,021
Morgan Stanley 191,812 18,061
PNC Financial Services Group Inc/The 102,523 16,568
$ 76,714
Beverages - 1 .73%
Coca-Cola Co/The 199,015 12,176
Biotechnology - 1 .81%
Corteva Inc 220,393 12,710
Building Materials - 3 .33%
Carrier Global Corp 114,788 6,673
Trane Technologies PLC 55,674 16,713
$ 23,386
Chemicals - 1 .96%
Air Products and Chemicals Inc 40,760 9,875
PPG Industries Inc 27,065 3,922
$ 13,797
Computers - 1 .62%
Apple Inc 66,521 11,407
Cosmetics & Personal Care - 1 .73%
Procter & Gamble Co/The 74,874 12,148
Diversified Financial Services - 3 .33%
BlackRock Inc 22,842 19,044
Discover Financial Services 33,185 4,350
$ 23,394
Electric - 4 .51%
NextEra Energy Inc 170,298 10,884
Sempra 77,101 5,538
WEC Energy Group Inc 99,334 8,157
Xcel Energy Inc 131,958 7,093
$ 31,672
Electronics - 0 .51%
TE Connectivity Ltd 24,805 3,603
Food - 1 .12%
Hershey Co/The 5,205 1,013
Hormel Foods Corp 196,337 6,850
$ 7,863
Healthcare - Products - 4 .65%
Abbott Laboratories 130,670 14,852
Medtronic PLC 88,545 7,717
STERIS PLC 44,938 10,103
$ 32,672
Healthcare - Services - 0 .92%
UnitedHealth Group Inc 13,096 6,479
Home Builders - 1 .00%
DR Horton Inc 42,657 7,019
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .99%
Chubb Ltd 63,638 $ 16,490
Fidelity National Financial Inc 216,854 11,515
$ 28,005
Iron & Steel - 0 .40%
Reliance Inc 8,486 2,836
Machinery - Diversified - 2 .35%
Deere & Co 40,239 16,528
Media - 1 .32%
Comcast Corp - Class A 213,356 9,249
Miscellaneous Manufacturers - 3 .00%
Parker-Hannifin Corp 37,965 21,100
Oil & Gas - 6 .01%
Chevron Corp 44,548 7,027
EOG Resources Inc 105,102 13,436
Marathon Petroleum Corp 108,025 21,767
$ 42,230
Oil & Gas Services - 0 .52%
Halliburton Co 92,495 3,646
Pharmaceuticals - 9 .12%
Becton Dickinson & Co 59,445 14,710
Eli Lilly & Co 2,194 1,707
Merck & Co Inc 135,674 17,902
Novartis AG ADR 140,434 13,584
Pfizer Inc 204,215 5,667
Roche Holding AG ADR
(d)
329,451 10,516
$ 64,086
Pipelines - 1 .96%
Enterprise Products Partners LP 470,833 13,739
Private Equity - 2 .97%
KKR & Co Inc 207,276 20,848
REITs - 3 .74%
Alexandria Real Estate Equities Inc 99,266 12,796
Equity LifeStyle Properties Inc 36,041 2,321
Prologis Inc 52,628 6,853
Realty Income Corp 80,311 4,345
$ 26,315
Retail - 4 .34%
Costco Wholesale Corp 24,202 17,731
Starbucks Corp 88,482 8,086
Target Corp 26,379 4,675
$ 30,492
Semiconductors - 4 .09%
Microchip Technology Inc 152,889 13,715
Taiwan Semiconductor Manufacturing Co Ltd ADR 110,686 15,059
$ 28,774
Software - 3 .73%
Fidelity National Information Services Inc 58,345 4,328
Microsoft Corp 29,237 12,300
Salesforce Inc 4,392 1,323
SAP SE ADR 42,306 8,251
$ 26,202
Telecommunications - 2 .05%
BCE Inc 126,370 4,294
T-Mobile US Inc 62,024 10,124
$ 14,418
Transportation - 1 .12%
Expeditors International of Washington Inc 64,844 7,883
TOTAL COMMON STOCKS $ 688,793
Total Investments $ 704,614
Other Assets and Liabilities -  (0.27)% (1,918)
TOTAL NET ASSETS - 100.00% $ 702,696

Schedule of Investments
Equity Income Account
March 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,775 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,766 or 0.39% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .95%
Consumer, Non-cyclical 21 .08%
Consumer, Cyclical 12 .04%
Industrial 10 .31%
Technology 9 .44%
Energy 8 .49%
Communications 4 .84%
Utilities 4 .51%
Basic Materials 2 .36%
Money Market Funds 2 .25%
Other Assets and Liabilities
( 0 .27 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 13,239 $ 56,988 $ 57,181 $ 13,046
$ 13,239 $ 56,988 $ 57,181 $ 13,046
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 170 $ — $ — $ —
$ 170 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .85 % Shares Held Value (000's)
Money Market Funds - 0 .85%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
592,202 $ 592
TOTAL INVESTMENT COMPANIES $ 592
COMMON STOCKS - 96 .81 % Shares Held Value (000's)
Aerospace & Defense - 0 .88%
LIG Nex1 Co Ltd 4,684 $ 615
Agriculture - 0 .29%
Muyuan Foods Co Ltd 35,000 203
Apparel - 0 .37%
Youngone Corp 8,525 256
Automobile Manufacturers - 2 .42%
BYD Co Ltd 24,000 615
Kia Corp 4,667 388
Maruti Suzuki India Ltd 4,474 677
$ 1,680
Automobile Parts & Equipment - 0 .86%
Fuyao Glass Industry Group Co Ltd
(c)
54,400 274
Weichai Power Co Ltd 171,000 326
$ 600
Banks - 10 .71%
Bank of Jiangsu Co Ltd 203,190 220
Bank Rakyat Indonesia Persero Tbk PT 1,495,376 572
Grupo Financiero Banorte SAB de CV 68,700 729
HDFC Bank Ltd 70,905 1,236
ICICI Bank Ltd 84,672 1,116
Kasikornbank PCL 71,600 243
Kotak Mahindra Bank Ltd 19,090 410
National Bank of Greece SA
(d)
97,980 767
Piraeus Financial Holdings SA
(d)
26,814 112
PT Bank Central Asia Tbk 758,200 482
Saudi National Bank/The 115,709 1,259
Vietnam Technological & Commercial Joint Stock
Bank
(d)
142,800 296
$ 7,442
Beverages - 2 .35%
Arca Continental SAB de CV 50,400 550
China Resources Beer Holdings Co Ltd 48,000 222
Kweichow Moutai Co Ltd 1,400 329
Varun Beverages Ltd 31,678 532
$ 1,633
Building Materials - 2 .89%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
66,971 148
Cemex SAB de CV
(d)
982,714 867
China National Building Material Co Ltd 258,000 89
Voltas Ltd 68,358 907
$ 2,011
Chemicals - 0 .47%
Orbia Advance Corp SAB de CV 154,900 324
Coal - 0 .38%
Exxaro Resources Ltd 29,161 261
Commercial Services - 2 .79%
Humansoft Holding Co KSC 24,659 267
JSW Infrastructure Ltd
(d)
148,219 438
Localiza Rent a Car SA 32,563 357
MegaStudyEdu Co Ltd 5,829 244
Network International Holdings PLC
(c),(d)
57,646 286
Santos Brasil Participacoes SA 130,610 346
$ 1,938
Computers - 1 .15%
Elm Co 750 192
Globant SA
(d)
1,321 267
Quanta Computer Inc 39,000 341
$ 800
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .80%
AKR Corporindo Tbk PT 3,622,500 $ 393
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
97,788 163
$ 556
Diversified Financial Services - 4 .30%
Bajaj Finance Ltd 5,731 501
Banco BTG Pactual SA 61,812 450
CreditAccess Grameen Ltd
(d)
29,425 510
Fubon Financial Holding Co Ltd 229,779 497
Intercorp Financial Services Inc 7,236 172
Jio Financial Services Ltd
(d)
30,637 130
KB Financial Group Inc 13,989 731
$ 2,991
Electric - 1 .26%
China Longyuan Power Group Corp Ltd 222,000 156
Emirates Central Cooling Systems Corp 726,653 326
NTPC Ltd 96,698 391
$ 873
Electrical Components & Equipment - 0 .90%
Delta Electronics Inc 42,000 450
Riyadh Cables Group Co 6,475 174
$ 624
Electronics - 1 .63%
Advanced Energy Solution Holding Co Ltd 8,000 173
Avalon Technologies Ltd
(c),(d)
26,552 158
Gold Circuit Electronics Ltd 29,000 222
Lotes Co Ltd 6,233 270
Voltronic Power Technology Corp 6,000 309
$ 1,132
Engineering & Construction - 1 .04%
Cury Construtora e Incorporadora SA 56,500 231
L&T Technology Services Ltd
(c)
5,046 333
Samsung Engineering Co Ltd
(d)
8,633 161
$ 725
Food - 2 .29%
Bid Corp Ltd 13,530 330
Indofood Sukses Makmur Tbk PT 415,100 167
LT Foods Ltd 91,603 207
Nestle India Ltd 10,750 338
SM Investments Corp 18,125 313
Want Want China Holdings Ltd 407,000 240
$ 1,595
Forest Products & Paper - 0 .99%
Suzano SA 53,900 688
Gas - 0 .98%
ENN Natural Gas Co Ltd 103,593 273
Indraprastha Gas Ltd 79,487 412
$ 685
Healthcare - Products - 0 .73%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 7,900 305
Universal Vision Biotechnology Co Ltd 24,000 205
$ 510
Healthcare - Services - 0 .75%
Bangkok Dusit Medical Services PCL 452,300 351
Hygeia Healthcare Holdings Co Ltd
(c)
42,800 174
$ 525
Home Furnishings - 0 .52%
Gree Electric Appliances Inc of Zhuhai 66,800 361
Insurance - 4 .06%
AIA Group Ltd 55,600 374
China Pacific Insurance Group Co Ltd 154,200 271
ICICI Lombard General Insurance Co Ltd
(c)
18,710 378
ICICI Prudential Life Insurance Co Ltd
(c)
40,458 296
PICC Property & Casualty Co Ltd 550,000 726
Qualitas Controladora SAB de CV 66,600 775
$ 2,820

Schedule of Investments
Global Emerging Markets Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 12 .49%
Alibaba Group Holding Ltd 184,592 $ 1,669
Baidu Inc
(d)
41,650 548
IndiaMart InterMesh Ltd
(c)
9,985 317
Meituan
(c),(d)
31,120 384
MercadoLibre Inc
(d)
160 242
Naspers Ltd 3,745 664
PDD Holdings Inc ADR
(d)
9,097 1,058
Tencent Holdings Ltd 78,200 3,046
Tongcheng Travel Holdings Ltd
(d)
128,400 339
Trip.com Group Ltd ADR
(d)
9,456 415
$ 8,682
Iron & Steel - 0 .74%
Hunan Valin Steel Co Ltd 268,996 190
Severstal PAO
(d)
9,865 —
Ternium SA ADR 7,831 326
$ 516
Leisure Products & Services - 1 .40%
Bajaj Auto Ltd 3,900 429
Leejam Sports Co JSC 5,017 292
Yadea Group Holdings Ltd
(c)
156,000 253
$ 974
Machinery - Diversified - 1 .27%
Cummins India Ltd 7,276 263
NARI Technology Co Ltd 91,830 305
WEG SA 41,300 315
$ 883
Metal Fabrication & Hardware - 0 .50%
APL Apollo Tubes Ltd 19,287 347
Mining - 1 .29%
Gold Fields Ltd 33,605 539
Polyus PJSC
(d)
108 —
Shandong Gold Mining Co Ltd
(c)
176,250 359
$ 898
Miscellaneous Manufacturers - 0 .88%
Airtac International Group 8,000 277
Elite Material Co Ltd 11,000 139
Zhuzhou CRRC Times Electric Co Ltd 60,700 193
$ 609
Oil & Gas - 3 .31%
PRIO SA/Brazil 41,600 403
Reliance Industries Ltd 22,640 810
Saudi Arabian Oil Co
(c)
87,133 715
Thai Oil PCL 229,300 370
$ 2,298
Pharmaceuticals - 1 .14%
Caplin Point Laboratories Ltd 12,186 193
Grand Pharmaceutical Group Ltd 326,000 171
Richter Gedeon Nyrt 9,417 239
Simcere Pharmaceutical Group Ltd
(c)
276,000 187
$ 790
Real Estate - 0 .80%
China Overseas Land & Investment Ltd 119,000 172
China Resources Land Ltd 70,000 222
Sun Hung Kai Properties Ltd 16,500 159
$ 553
Retail - 3 .18%
El Puerto de Liverpool SAB de CV 36,411 316
Jumbo SA 12,063 347
Mavi Giyim Sanayi Ve Ticaret AS
(c)
121,474 265
Mitra Adiperkasa Tbk PT 2,186,900 251
Wal-Mart de Mexico SAB de CV 169,700 684
Yum China Holdings Inc 8,750 345
$ 2,208
Semiconductors - 20 .79%
Alchip Technologies Ltd 3,000 297
ASML Holding NV - NY Reg Shares 508 493
ASPEED Technology Inc 2,000 208
Hana Materials Inc 4,593 181
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MediaTek Inc 20,000 $ 725
Novatek Microelectronics Corp 16,400 302
Parade Technologies Ltd 6,000 173
Samsung Electronics Co Ltd 69,574 4,181
SK Hynix Inc 8,178 1,083
Taiwan Semiconductor Manufacturing Co Ltd 284,164 6,807
$ 14,450
Shipbuilding - 0 .57%
Yangzijiang Shipbuilding Holdings Ltd 280,000 396
Software - 1 .13%
NetEase Inc 37,900 785
Telecommunications - 0 .63%
Accton Technology Corp 18,000 258
ZTE Corp 89,800 179
$ 437
Textiles - 0 .27%
SLC Agricola SA 48,356 191
Transportation - 0 .26%
Tsakos Energy Navigation Ltd 7,093 180
Water - 0 .35%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
14,500 245
TOTAL COMMON STOCKS $ 67,290
PREFERRED STOCKS - 1 .91 % Shares Held Value (000's)
Automobile Manufacturers - 0 .59%
Hyundai Motor Co 34,000.00% 3,509 $ 409
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 1.80% 6,701 12
Oil & Gas - 1 .31%
Petroleo Brasileiro SA 2.20% 121,600 909
TOTAL PREFERRED STOCKS $ 1,330
Total Investments $ 69,212
Other Assets and Liabilities -  0.43% 300
TOTAL NET ASSETS - 100.00% $ 69,512
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,379 or 6.30% of net assets.
(d) Non-income producing security

Schedule of Investments
Global Emerging Markets Account
March 31, 2024 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 20 .24%
Taiwan 16 .51%
India 16 .32%
Korea, Republic Of 11 .87%
Brazil 6 .17%
Mexico 6 .12%
Saudi Arabia 3 .79%
Indonesia 2 .68%
South Africa 2 .57%
Hong Kong 2 .25%
Greece 2 .02%
Ireland 1 .52%
Thailand 1 .38%
United States 1 .10%
United Arab Emirates 0 .88%
Uruguay 0 .73%
Netherlands 0 .71%
Luxembourg 0 .47%
Philippines 0 .45%
Vietnam 0 .43%
Kuwait 0 .39%
Turkey 0 .38%
Hungary 0 .34%
Peru 0 .25%
Russian Federation 0 .00%
Other Assets and Liabilities
0 .43%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,063 $ 4,253 $ 4,724 $ 592
$ 1,063 $ 4,253 $ 4,724 $ 592
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .08 % Shares Held Value (000's)
Money Market Funds - 2 .08%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
2,458,142 $ 2,458
TOTAL INVESTMENT COMPANIES $ 2,458
BONDS - 27 .42%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 10 .18%
Ally Auto Receivables Trust 2023-1
5.76%, 11/15/2026 $ 897 $ 898
AmeriCredit Automobile Receivables Trust 2022-2
6.47%, 12/18/2025 84 84
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 326 326
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 878 881
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
950 951
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 525 525
GM Financial Automobile Leasing Trust 2023-3
5.77%, 01/20/2026 923 923
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 900 898
Santander Drive Auto Receivables Trust 2022-5
4.11%, 08/17/2026 403 402
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 1,000 1,000
5.81%, 01/15/2026 46 46
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 563 563
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 545 545
SBNA Auto Receivables Trust 2024-A
5.64%, 03/17/2025
(c)
930 930
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
865 866
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(c)
1,250 1,244
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 976 976
$ 12,058
Commercial Mortgage Backed Securities - 0 .06%
Ginnie Mae
0.58%, 03/16/2060
(d),(e)
1,771 66
Credit Card Asset Backed Securities - 1 .23%
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 1,500 1,458
Home Equity Asset Backed Securities - 0 .05%
Chase Funding Trust Series 2004-1
5.90%, 12/25/2033 61 59
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%
Mortgage Backed Securities - 13 .56%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(e)
95 84
Fannie Mae Grantor Trust 2005-T1
5.41%, 05/25/2035 102 96
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
531 73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
0.00%, 06/25/2045
(d),(f)
$ 1,074 $ 45
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.57%, 10/25/2049
(d)
2,190 231
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.57%, 05/25/2050
(d)
2,470 248
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.62%, 08/25/2049
(d)
3,435 345
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.62%, 09/25/2049
(d)
934 106
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.62%, 11/25/2049
(d)
1,634 170
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.64%, 06/25/2050
(d)
1,439 148
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
0.72%, 09/25/2047
(d)
3,130 328
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 10/25/2040
(d)
234 6
3.00%, 04/25/2042 89 85
3.00%, 05/25/2048 76 66
3.00%, 01/25/2051
(d)
1,776 285
7.00%, 04/25/2032 42 43
Freddie Mac REMICS
0.00%, 05/15/2038
(d),(f)
916 27
1.00 x 12 Month Treasury Average Index +
0.00%
0.62%, 10/25/2049
(d)
2,575 273
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.62%, 11/25/2049
(d)
1,045 111
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.50%, 04/15/2028 210 198
3.00%, 04/15/2046 93 85
Ginnie Mae
0.66%, 06/20/2046
(d)
288 31
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.66%, 08/20/2047
(d)
1,951 207
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.70%, 12/20/2043
(d)
658 64
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
0.76%, 10/20/2045
(d)
785 85
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.76%, 11/20/2047
(d)
571 68
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.86%, 08/20/2050
(d)
2,057 249
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 11/20/2050
(d)
1,241 160
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.86%, 07/20/2051
(d)
1,382 171
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%

Schedule of Investments
Government & High Quality Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.86%, 08/20/2051
(d)
$ 1,604 $ 201
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(d)
1,050 165
3.00%, 11/20/2050
(d)
1,823 289
3.00%, 11/20/2050
(d)
2,948 468
3.00%, 12/20/2050
(d)
1,168 186
3.50%, 10/20/2049
(d)
1,707 307
4.00%, 02/20/2044
(d)
595 33
4.00%, 04/20/2044
(d)
422 29
4.00%, 01/20/2046
(d)
248 13
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(e)
1,830 1,826
J.P. Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(e)
1,202 1,196
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(e)
114 101
JP Morgan Mortgage Trust 2017-3
3.76%, 08/25/2047
(c),(e)
462 416
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(e)
1,870 1,860
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(e)
792 764
New Residential Mortgage Loan Trust 2015-2
5.36%, 08/25/2055
(c),(e)
638 616
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(e)
108 103
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(e)
370 334
Sequoia Mortgage Trust 2023-4
6.00%, 11/25/2053
(c),(e)
1,736 1,726
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(c),(e)
1,344 1,340
$ 16,061
Other Asset Backed Securities - 2 .34%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
1,000 981
Verizon Master Trust
1.53%, 07/20/2028 1,225 1,187
4.89%, 04/13/2028 600 597
$ 2,765
TOTAL BONDS $ 32,467
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 84 .19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .62%
2.00%, 10/01/2031 $ 228 $ 211
3.00%, 02/01/2027 40 39
3.00%, 01/01/2031 163 155
3.00%, 03/01/2037 136 125
3.00%, 08/01/2042 237 213
3.00%, 10/01/2042 224 201
3.00%, 05/01/2043 323 289
3.00%, 10/01/2046 374 334
3.50%, 02/01/2032 336 321
3.50%, 07/01/2042 820 756
3.50%, 02/01/2044 300 274
4.00%, 07/01/2042 379 363
4.00%, 01/01/2043 365 346
4.00%, 06/01/2043 376 356
4.00%, 10/01/2045 488 467
4.50%, 11/01/2043 368 362
5.00%, 10/01/2025 12 12
5.00%, 02/01/2033 43 44
5.00%, 06/01/2033 70 70
5.00%, 01/01/2034 157 158
5.00%, 07/01/2035 3 3
5.00%, 07/01/2035 8 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 07/01/2035 $ 37 $ 37
5.00%, 10/01/2035 13 13
5.50%, 03/01/2033 37 38
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 05/01/2031 4 4
6.00%, 12/01/2031 4 4
6.00%, 11/01/2033 17 18
6.00%, 09/01/2034 17 18
6.00%, 02/01/2035 8 9
6.00%, 10/01/2036 17 18
6.00%, 03/01/2037 19 20
6.00%, 01/01/2038 31 32
6.00%, 04/01/2038 15 16
6.23%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 01/01/2028 1 1
6.50%, 03/01/2028 1 1
6.50%, 10/01/2028 4 4
6.50%, 11/01/2028 1 1
6.50%, 12/01/2028 2 2
6.50%, 03/01/2029 1 1
6.50%, 07/01/2031 13 14
6.50%, 08/01/2031 3 3
6.50%, 10/01/2031 5 6
6.50%, 10/01/2031 3 3
6.50%, 12/01/2031 5 5
6.50%, 02/01/2032 5 5
6.50%, 05/01/2032 11 11
6.50%, 04/01/2035 3 3
7.00%, 09/01/2027 1 1
7.00%, 01/01/2028 6 7
7.00%, 04/01/2028 4 4
7.00%, 05/01/2028 1 1
7.00%, 10/01/2031 5 5
7.00%, 10/01/2031 2 2
7.00%, 04/01/2032 17 18
7.50%, 10/01/2030 3 3
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 2 2
8.00%, 10/01/2030 4 4
8.50%, 07/01/2029 10 10
$ 5,467
Federal National Mortgage Association (FNMA) - 0 .43%
3.00%, 04/01/2043 401 355
5.50%, 05/01/2033 6 6
5.94%, 12/01/2033 21 21
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
6.00%, 05/01/2037 100 100
6.02%, 12/01/2032 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.50%, 08/01/2025 3 3
6.50%, 11/01/2032 9 9
7.00%, 08/01/2028 4 4
7.00%, 12/01/2028 4 5
$ 510
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 53 .16%
2.00%, 02/01/2032 151 138
2.00%, 11/01/2035 1,109 990
2.00%, 10/01/2050 758 609
2.00%, 03/01/2051 1,767 1,429
2.00%, 11/01/2051 1,696 1,363
2.00%, 11/01/2051 1,307 1,037
2.00%, 12/01/2051 2,591 2,082

Schedule of Investments
Government & High Quality Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2051 $ 2,567 $ 2,064
2.00%, 01/01/2052 2,135 1,720
2.00%, 01/01/2052 1,747 1,399
2.00%, 02/01/2052 2,019 1,621
2.50%, 06/01/2027 197 189
2.50%, 08/01/2028 167 160
2.50%, 12/01/2031 297 277
2.50%, 09/01/2032 208 193
2.50%, 08/01/2035 952 875
2.50%, 02/01/2051 2,561 2,170
2.50%, 07/01/2051 3,296 2,762
2.50%, 12/01/2051 2,156 1,830
2.50%, 04/01/2052 4,697 3,981
3.00%, 08/01/2031 461 438
3.00%, 12/01/2034 364 341
3.00%, 10/01/2036 266 245
3.00%, 10/01/2042 712 637
3.00%, 10/01/2046 480 424
3.00%, 11/01/2046 893 786
3.00%, 08/01/2049 221 193
3.00%, 01/01/2050 916 798
3.00%, 07/01/2050 840 729
3.00%, 08/01/2050 654 567
3.00%, 09/01/2050 1,079 939
3.00%, 03/01/2052 555 484
3.00%, 06/01/2052 1,890 1,628
3.50%, 08/01/2031 256 247
3.50%, 06/01/2039 188 175
3.50%, 11/01/2042 549 506
3.50%, 02/01/2043 243 224
3.50%, 03/01/2045 255 235
3.50%, 03/01/2045 493 451
3.50%, 09/01/2045 368 339
3.50%, 11/01/2048 1,027 945
3.50%, 03/01/2050 1,239 1,145
3.50%, 08/01/2050 902 827
3.50%, 06/01/2052 946 847
4.00%, 01/01/2034 176 170
4.00%, 10/01/2037 259 248
4.00%, 02/01/2041 551 522
4.00%, 02/01/2042 336 321
4.00%, 10/01/2043 115 109
4.00%, 08/01/2044 244 234
4.00%, 10/01/2044 685 656
4.00%, 11/01/2044 235 225
4.00%, 08/01/2045 344 329
4.00%, 08/01/2046 599 567
4.00%, 07/01/2047 485 465
4.00%, 10/01/2047 394 374
4.50%, 08/01/2039 659 646
4.50%, 09/01/2043 673 660
4.50%, 10/01/2043 414 401
4.50%, 11/01/2043 387 378
4.50%, 09/01/2045 276 271
4.50%, 10/01/2045 402 395
4.50%, 11/01/2045 631 618
5.00%, 05/01/2033 437 437
5.00%, 04/01/2035 39 40
5.00%, 04/01/2035 42 42
5.00%, 07/01/2035 2 2
5.00%, 02/01/2038 182 183
5.00%, 02/01/2040 528 534
5.00%, 07/01/2041 390 390
5.00%, 09/01/2052 845 833
5.00%, 04/01/2053 1,889 1,862
5.50%, 06/01/2033 25 25
5.50%, 02/01/2037 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 03/01/2038 $ 40 $ 41
5.50%, 11/01/2053 1,185 1,186
5.50%, 11/01/2053 983 988
5.50%, 04/01/2054
(g)
2,000 1,990
6.00%, 11/01/2028 7 7
6.00%, 12/01/2031 2 2
6.00%, 01/01/2033 19 20
6.00%, 07/01/2037 45 47
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 5 5
6.00%, 03/01/2038 30 31
6.00%, 04/01/2054
(g)
3,500 3,532
6.50%, 07/01/2025 2 3
6.50%, 03/01/2029 2 2
6.50%, 06/01/2031 7 7
6.50%, 01/01/2032 3 3
6.50%, 08/01/2032 4 4
6.50%, 02/01/2033 5 5
6.50%, 12/01/2036 9 9
6.50%, 07/01/2037 10 10
6.50%, 07/01/2037 3 3
6.50%, 02/01/2038 12 13
6.50%, 04/01/2054
(g)
2,000 2,044
7.00%, 10/01/2029 4 4
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 7 8
$ 62,946
Government National Mortgage Association (GNMA) - 23 .62%
2.00%, 01/20/2051 1,443 1,183
2.00%, 02/20/2051 3,143 2,575
2.50%, 06/20/2050 2,470 2,111
3.00%, 11/15/2042 289 261
3.00%, 12/15/2042 639 577
3.00%, 02/15/2043 687 620
3.00%, 05/15/2043 801 724
3.00%, 07/20/2045 423 380
3.00%, 08/20/2046 487 436
3.00%, 09/20/2046 592 529
3.00%, 02/20/2047 388 347
3.00%, 08/20/2047 231 206
3.50%, 01/15/2043 511 478
3.50%, 05/15/2043 533 497
3.50%, 06/20/2043 333 305
3.50%, 04/20/2045 243 223
3.50%, 06/20/2046 41 38
3.50%, 02/20/2047 429 396
3.50%, 05/20/2047 427 405
3.50%, 11/20/2047 286 271
4.00%, 08/15/2041 290 277
4.00%, 07/20/2047 304 297
4.00%, 01/20/2048 1,041 984
4.00%, 04/20/2052 837 783
4.50%, 07/15/2040 169 167
4.50%, 08/20/2048 966 941
5.00%, 09/15/2033 2 2
5.00%, 09/15/2039 14 14
5.00%, 12/20/2052 2,466 2,424
5.50%, 11/15/2033 17 17
5.50%, 05/20/2035 45 46
5.50%, 04/20/2054
(g)
3,065 3,062
6.00%, 04/20/2026 1 1
6.00%, 05/20/2026 1 1
6.00%, 06/20/2028 4 4
6.00%, 07/20/2028 2 2
6.00%, 02/20/2029 2 2
6.00%, 03/20/2029 4 4
6.00%, 07/20/2029 4 4

Schedule of Investments
Government & High Quality Bond Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 07/20/2033 $ 44 $ 45
6.00%, 04/20/2054
(g)
3,590 3,621
6.50%, 12/20/2025 1 1
6.50%, 02/20/2026 1 1
6.50%, 03/20/2031 3 3
6.50%, 04/20/2031 4 4
6.50%, 04/20/2054
(g)
2,575 2,618
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 30 31
7.00%, 01/15/2029 6 6
7.00%, 03/15/2029 2 2
7.00%, 05/15/2031 3 3
7.00%, 09/15/2031 14 15
7.00%, 06/15/2032 28 29
$ 27,974
U.S. Treasury - 1 .18%
1.38%, 11/15/2031 250 204
1.88%, 11/15/2051 250 150
4.50%, 02/15/2036 1,000 1,040
$ 1,394
U.S. Treasury Bill - 1 .18%
5.39%, 05/02/2024
(h)
1,400 1,394
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 99,685
Total Investments $ 134,610
Other Assets and Liabilities -  (13.69)% (16,208)
TOTAL NET ASSETS - 100.00% $ 118,402
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,235 or 12.87% of net assets.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Non-income producing security
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 95 .45%
Asset Backed Securities 13 .80%
Government 2 .36%
Money Market Funds 2 .08%
Other Assets and Liabilities
( 13 .69 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,693 $ 15,866 $ 15,101 $ 2,458
$ 1,693 $ 15,866 $ 15,101 $ 2,458
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2024 Long 39 $ 4,321 $ 12
US 2 Year Note; June 2024 Long 15 3,067 (1)
US 5 Year Note; June 2024 Short 47 5,030 8
US Long Bond; June 2024 Long 54 6,504 64
Total $ 83
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 1000 Growth ETF 4,600 $ 1,550
Money Market Funds - 2 .17%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
11,498 11
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
13,643,237 13,644
$ 13,655
TOTAL INVESTMENT COMPANIES $ 15,205
CONVERTIBLE PREFERRED STOCKS
- 0 .07 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 153
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 100
Software - 0 .03%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 71
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 117
$ 188
TOTAL CONVERTIBLE PREFERRED STOCKS $ 441
COMMON STOCKS - 97 .70 % Shares Held Value (000's)
Advertising - 0 .02%
Trade Desk Inc/The
(d)
1,239 $ 108
Aerospace & Defense - 0 .33%
Boeing Co/The
(d)
217 42
HEICO Corp 115 22
HEICO Corp - Class A 202 31
Howmet Aerospace Inc 23,930 1,637
Lockheed Martin Corp 611 278
Northrop Grumman Corp 23 11
Spirit AeroSystems Holdings Inc
(d)
35 1
TransDigm Group Inc 25 31
$ 2,053
Airlines - 0 .00%
American Airlines Group Inc
(d)
690 11
Delta Air Lines Inc 108 5
$ 16
Apparel - 0 .04%
Birkenstock Holding Plc
(d),(g)
21 1
Crocs Inc
(d)
169 24
Deckers Outdoor Corp
(d)
72 68
NIKE Inc 1,773 167
Skechers USA Inc
(d)
32 2
Tapestry Inc 50 2
$ 264
Automobile Manufacturers - 0 .22%
Tesla Inc
(d)
7,812 1,373
Automobile Parts & Equipment - 0 .04%
Allison Transmission Holdings Inc 29 3
Aurora Innovation Inc
(d)
88,737 250
$ 253
Banks - 0 .01%
First Citizens BancShares Inc/NC 3 5
NU Holdings Ltd/Cayman Islands
(d)
4,530 54
$ 59
Beverages - 0 .26%
Boston Beer Co Inc/The
(d)
25 8
Brown-Forman Corp - A Shares 110 6
Brown-Forman Corp - B Shares 400 21
Celsius Holdings Inc
(d)
406 34
Coca-Cola Co/The 5,469 334
Constellation Brands Inc 46 12
Monster Beverage Corp
(d)
12,643 749
PepsiCo Inc 2,695 472
$ 1,636
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .46%
Alnylam Pharmaceuticals Inc
(d)
284 $ 42
Amgen Inc 1,028 292
Apellis Pharmaceuticals Inc
(d)
295 17
Argenx SE ADR
(d)
3,060 1,205
BioMarin Pharmaceutical Inc
(d)
63 6
Certara Inc
(d)
141 3
Exelixis Inc
(d)
641 15
Illumina Inc
(d)
140 19
Incyte Corp
(d)
376 21
Ionis Pharmaceuticals Inc
(d)
364 16
Legend Biotech Corp ADR
(d)
16,092 903
Maravai LifeSciences Holdings Inc
(d)
207 2
Regeneron Pharmaceuticals Inc
(d)
19 18
Roivant Sciences Ltd
(d)
962 10
Sarepta Therapeutics Inc
(d)
252 33
Ultragenyx Pharmaceutical Inc
(d)
223 10
Vertex Pharmaceuticals Inc
(d)
667 279
$ 2,891
Building Materials - 0 .02%
Armstrong World Industries Inc 43 5
Eagle Materials Inc 66 18
Trane Technologies PLC 190 57
Trex Co Inc
(d)
300 30
Vulcan Materials Co 83 23
$ 133
Chemicals - 0 .07%
Axalta Coating Systems Ltd
(d)
77 3
Ecolab Inc 547 126
FMC Corp 62 4
Linde PLC 127 59
PPG Industries Inc 170 25
RPM International Inc 69 8
Sherwin-Williams Co/The 560 194
$ 419
Commercial Services - 5 .37%
Affirm Holdings Inc
(d)
5,816 217
Automatic Data Processing Inc 1,001 250
Avis Budget Group Inc 22 3
Block Inc
(d)
580 49
Booz Allen Hamilton Holding Corp 357 53
Bright Horizons Family Solutions Inc
(d)
24 3
Cintas Corp 14,208 9,762
Corpay Inc
(d)
187 58
CoStar Group Inc
(d)
91,110 8,801
Equifax Inc 3,338 893
Euronet Worldwide Inc
(d)
62 7
FTI Consulting Inc
(d)
21 4
Gartner Inc
(d)
215 102
Global Payments Inc 15,585 2,083
Grand Canyon Education Inc
(d)
24 3
H&R Block Inc 264 13
MarketAxess Holdings Inc 105 23
Moody's Corp 409 161
Morningstar Inc 73 22
Paylocity Holding Corp
(d)
11,434 1,965
PayPal Holdings Inc
(d)
2,766 185
Quanta Services Inc 107 28
RB Global Inc 393 30
Rollins Inc 709 33
S&P Global Inc 20,881 8,884
Service Corp International/US 152 11
Shift4 Payments Inc
(d)
152 10
Toast Inc
(d)
1,048 26
U-Haul Holding Co 109 7
U-Haul Holding Co
(d)
11 1
United Rentals Inc 41 30
Valvoline Inc
(d)
97 4
Verisk Analytics Inc 403 95
WEX Inc
(d)
57 14

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WillScot Mobile Mini Holdings Corp
(d)
133 $ 6
$ 33,836
Computers - 4 .55%
Accenture PLC - Class A 1,788 620
Apple Inc 152,513 26,153
Crowdstrike Holdings Inc
(d)
604 194
EPAM Systems Inc
(d)
155 43
Fortinet Inc
(d)
21,861 1,493
Genpact Ltd 145 5
Globant SA
(d)
116 23
HP Inc 519 16
KBR Inc 138 9
NetApp Inc 232 24
Pure Storage Inc
(d)
638 33
Zscaler Inc
(d)
247 47
$ 28,660
Consumer Products - 0 .04%
Avery Dennison Corp 76 17
Church & Dwight Co Inc 613 64
Clorox Co/The 344 53
Kimberly-Clark Corp 897 116
$ 250
Cosmetics & Personal Care - 0 .04%
Estee Lauder Cos Inc/The 210 32
Kenvue Inc 1,664 36
Procter & Gamble Co/The 1,253 203
$ 271
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
2,428 141
Fastenal Co 1,210 93
Ferguson PLC 32 7
Pool Corp 107 43
SiteOne Landscape Supply Inc
(d)
41 7
Watsco Inc 25 11
WW Grainger Inc 124 126
$ 428
Diversified Financial Services - 5 .19%
American Express Co 535 122
Ameriprise Financial Inc 284 124
Apollo Global Management Inc 1,469 165
Ares Management Corp 472 63
Blue Owl Capital Inc 226 4
Charles Schwab Corp/The 22,625 1,637
Houlihan Lokey Inc 11 1
LPL Financial Holdings Inc 211 56
Mastercard Inc 44,394 21,379
Rocket Cos Inc
(d)
146 2
SLM Corp 245 5
TPG Inc 60 3
Tradeweb Markets Inc 13,406 1,397
UWM Holdings Corp 108 1
Visa Inc 27,773 7,751
Western Union Co/The 179 2
XP Inc 89 2
$ 32,714
Electric - 0 .01%
AES Corp/The 1,155 21
Vistra Corp 299 21
$ 42
Electrical Components & Equipment - 0 .98%
ChargePoint Holdings Inc
(d),(g)
908 2
Generac Holdings Inc
(d)
48,963 6,176
Universal Display Corp 60 10
$ 6,188
Electronics - 0 .79%
Allegion plc 234 32
Amphenol Corp 40,966 4,725
Honeywell International Inc 243 50
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hubbell Inc 68 $ 28
Jabil Inc 219 29
Keysight Technologies Inc
(d)
127 20
Mettler-Toledo International Inc
(d)
61 81
Vontier Corp 149 7
$ 4,972
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
372 45
Engineering & Construction - 0 .00%
EMCOR Group Inc 46 16
TopBuild Corp
(d)
7 3
$ 19
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
238 10
Churchill Downs Inc 201 25
DraftKings Inc
(d)
1,182 54
Live Nation Entertainment Inc
(d)
101 11
TKO Group Holdings Inc 179 15
Vail Resorts Inc 13 3
$ 118
Environmental Control - 0 .89%
Tetra Tech Inc 32 6
Veralto Corp 60,577 5,371
Waste Management Inc 1,035 220
$ 5,597
Food - 0 .04%
Albertsons Cos Inc 116 3
Hershey Co/The 311 61
Lamb Weston Holdings Inc 388 41
Performance Food Group Co
(d)
205 15
Sysco Corp 1,410 114
$ 234
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 147 38
MSA Safety Inc 16 3
$ 41
Healthcare - Products - 7 .63%
10X Genomics Inc
(d)
260 10
Abbott Laboratories 308 35
Agilent Technologies Inc 667 97
Align Technology Inc
(d)
23,758 7,791
Bio-Techne Corp 405 29
Bruker Corp 289 27
Danaher Corp 3,621 904
Edwards Lifesciences Corp
(d)
71,828 6,864
Exact Sciences Corp
(d)
175 12
GE HealthCare Technologies Inc 98 9
Globus Medical Inc
(d)
110 6
IDEXX Laboratories Inc
(d)
233 126
Inspire Medical Systems Inc
(d)
86 18
Insulet Corp
(d)
196 34
Intuitive Surgical Inc
(d)
44,708 17,842
Masimo Corp
(d)
123 18
Natera Inc
(d)
300 27
Novocure Ltd
(d)
347 5
Penumbra Inc
(d)
3,123 697
Repligen Corp
(d)
71 13
ResMed Inc 410 81
Shockwave Medical Inc
(d)
102 33
Stryker Corp 15,556 5,567
Tandem Diabetes Care Inc
(d)
29 1
Thermo Fisher Scientific Inc 13,226 7,688
Waters Corp
(d)
165 57
West Pharmaceutical Services Inc 209 83
$ 48,074

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .85%
agilon health Inc
(d)
860 $ 5
Chemed Corp 31 20
DaVita Inc
(d)
153 21
Elevance Health Inc 89 46
Encompass Health Corp 21 2
Ginkgo Bioworks Holdings Inc
(d)
587 1
HCA Healthcare Inc 116 39
Humana Inc 2,322 805
ICON PLC
(d)
35 12
IQVIA Holdings Inc
(d)
477 121
Medpace Holdings Inc
(d)
65 26
Molina Healthcare Inc
(d)
88 36
Sotera Health Co
(d)
246 3
UnitedHealth Group Inc 21,298 10,536
$ 11,673
Home Builders - 0 .00%
NVR Inc
(d)
1 8
Home Furnishings - 0 .00%
Tempur Sealy International Inc 96 5
Housewares - 0 .00%
Scotts Miracle-Gro Co/The
(g)
119 9
Insurance - 1 .67%
Arch Capital Group Ltd
(d)
143 13
Arthur J Gallagher & Co 34 9
Brighthouse Financial Inc
(d)
22 1
Brown & Brown Inc 261 23
Equitable Holdings Inc 968 37
Everest Group Ltd 18 7
Kinsale Capital Group Inc 60 31
Lincoln National Corp 52 2
Marsh & McLennan Cos Inc 1,122 231
Primerica Inc 66 17
Progressive Corp/The 48,945 10,123
RenaissanceRe Holdings Ltd 40 9
RLI Corp 20 3
Ryan Specialty Holdings Inc 269 15
Willis Towers Watson PLC 37 10
$ 10,531
Internet - 18 .79%
Airbnb Inc
(d)
1,172 193
Alphabet Inc - A Shares
(d)
128,443 19,386
Alphabet Inc - C Shares
(d)
88,999 13,551
Amazon.com Inc
(d)
217,225 39,183
Booking Holdings Inc 1,133 4,110
CDW Corp/DE 360 92
Coupang Inc
(d)
112,106 1,994
DoorDash Inc - Class A
(d)
686 95
eBay Inc 92 5
Etsy Inc
(d)
196 13
Expedia Group Inc
(d)
281 39
Gen Digital Inc 245 6
GoDaddy Inc
(d)
242 29
Lyft Inc
(d)
974 19
Maplebear Inc
(d)
36 1
Match Group Inc
(d)
122,896 4,459
MercadoLibre Inc
(d)
250 378
Meta Platforms Inc 33,558 16,295
Netflix Inc
(d)
7,105 4,315
Okta Inc
(d)
28 3
Palo Alto Networks Inc
(d)
864 246
Pinterest Inc
(d)
1,633 57
Roku Inc
(d)
39 3
Shopify Inc
(d)
13,910 1,073
Spotify Technology SA
(d)
7,893 2,083
Uber Technologies Inc
(d)
139,541 10,743
VeriSign Inc
(d)
12 2
Wayfair Inc
(d)
95 6
$ 118,379
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .05%
Brunswick Corp/DE 19 $ 2
Norwegian Cruise Line Holdings Ltd
(d)
289 6
Peloton Interactive Inc
(d)
55,754 239
Planet Fitness Inc
(d)
115 7
Polaris Inc 16 2
Royal Caribbean Cruises Ltd
(d)
199 28
YETI Holdings Inc
(d)
246 9
$ 293
Lodging - 1 .35%
Choice Hotels International Inc 85 11
Hilton Worldwide Holdings Inc 38,714 8,258
Las Vegas Sands Corp 962 50
Marriott International Inc/MD 680 172
Travel + Leisure Co 105 5
Wyndham Hotels & Resorts Inc 20 1
Wynn Resorts Ltd 21 2
$ 8,499
Machinery - Construction & Mining - 0 .06%
BWX Technologies Inc 52 5
Caterpillar Inc 1,083 397
Vertiv Holdings Co 72 6
$ 408
Machinery - Diversified - 1 .31%
Deere & Co 683 281
Graco Inc 194 18
IDEX Corp 15,611 3,809
Ingersoll Rand Inc 42,131 4,000
Otis Worldwide Corp 70 7
Rockwell Automation Inc 325 95
Toro Co/The 294 27
Xylem Inc/NY 81 10
$ 8,247
Media - 0 .02%
Cable One Inc 1 —
Charter Communications Inc
(d)
283 82
FactSet Research Systems Inc 108 49
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
80 5
Nexstar Media Group Inc 32 6
$ 143
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 189 33
Valmont Industries Inc 5 1
$ 34
Mining - 0 .00%
Southern Copper Corp 248 26
Miscellaneous Manufacturers - 0 .04%
A O Smith Corp 43 4
Axon Enterprise Inc
(d)
199 62
Donaldson Co Inc 143 11
Illinois Tool Works Inc 690 185
$ 262
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
27 8
Oil & Gas - 0 .02%
APA Corp 747 25
Hess Corp 437 67
Ovintiv Inc 322 17
Texas Pacific Land Corp 54 31
$ 140
Oil & Gas Services - 0 .37%
Halliburton Co 530 21
Schlumberger NV 42,370 2,322
$ 2,343

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 433 $ 2
Graphic Packaging Holding Co 462 13
Sealed Air Corp 225 8
$ 23
Pharmaceuticals - 4 .35%
AbbVie Inc 4,996 910
Becton Dickinson & Co 11,739 2,905
Cardinal Health Inc 354 40
Cencora Inc 475 115
Cigna Group/The 19,300 7,009
Dexcom Inc
(d)
1,094 152
Eli Lilly & Co 10,895 8,476
Jazz Pharmaceuticals PLC
(d)
90 11
McKesson Corp 144 77
Merck & Co Inc 1,323 174
Neurocrine Biosciences Inc
(d)
273 38
Zoetis Inc 44,487 7,528
$ 27,435
Pipelines - 0 .03%
Antero Midstream Corp 321 4
Cheniere Energy Inc 678 109
New Fortress Energy Inc 184 6
ONEOK Inc 91 7
Targa Resources Corp 621 70
$ 196
Private Equity - 0 .05%
Blackstone Inc 2,017 265
KKR & Co Inc 456 46
$ 311
REITs - 1 .12%
American Tower Corp 1,318 260
Crown Castle Inc 131 14
Equinix Inc 132 109
Equity LifeStyle Properties Inc 165 11
Iron Mountain Inc 398 32
Lamar Advertising Co 190 23
Public Storage 257 74
SBA Communications Corp 29,992 6,500
Simon Property Group Inc 205 32
Sun Communities Inc 77 10
UDR Inc 59 2
$ 7,067
Retail - 4 .71%
AutoZone Inc
(d)
41 129
Best Buy Co Inc 75 6
BJ's Wholesale Club Holdings Inc
(d)
131 10
Burlington Stores Inc
(d)
183 42
CarMax Inc
(d)
29 3
Casey's General Stores Inc 17 5
Cava Group Inc
(d)
105 7
Chipotle Mexican Grill Inc
(d)
994 2,890
Costco Wholesale Corp 17,840 13,070
Darden Restaurants Inc 158 26
Dick's Sporting Goods Inc 14 3
Dollar General Corp 11,011 1,719
Domino's Pizza Inc 98 49
Five Below Inc
(d)
154 28
Floor & Decor Holdings Inc
(d)
294 38
Freshpet Inc
(d)
40 5
Home Depot Inc/The 2,831 1,086
Lowe's Cos Inc 1,198 305
Lululemon Athletica Inc
(d)
12,110 4,730
McDonald's Corp 852 240
Murphy USA Inc 53 22
Ollie's Bargain Outlet Holdings Inc
(d)
66 5
O'Reilly Automotive Inc
(d)
141 159
RH
(d)
9 3
Ross Stores Inc 26,688 3,917
Starbucks Corp 3,147 288
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Target Corp 1,302 $ 231
Texas Roadhouse Inc 186 29
TJX Cos Inc/The 3,228 327
Tractor Supply Co 304 80
Ulta Beauty Inc
(d)
138 72
Victoria's Secret & Co
(d)
88 2
Wendy's Co/The 476 9
Williams-Sonoma Inc 24 8
Wingstop Inc 83 30
Yum! Brands Inc 691 96
$ 29,669
Semiconductors - 10 .07%
Advanced Micro Devices Inc
(d)
16,953 3,060
Allegro MicroSystems Inc
(d)
213 6
Applied Materials Inc 1,999 412
ASML Holding NV - NY Reg Shares 4,101 3,980
Broadcom Inc 1,220 1,617
Entegris Inc 22 3
KLA Corp 383 268
Lam Research Corp 352 342
Lattice Semiconductor Corp
(d)
375 29
Marvell Technology Inc 77,315 5,480
Microchip Technology Inc 1,078 97
Monolithic Power Systems Inc 129 87
NVIDIA Corp 46,239 41,780
NXP Semiconductors NV 22,528 5,582
QUALCOMM Inc 2,754 466
Teradyne Inc 358 40
Texas Instruments Inc 1,048 183
$ 63,432
Software - 24 .30%
Adobe Inc
(d)
22,566 11,386
ANSYS Inc
(d)
201 70
AppLovin Corp
(d)
147 10
Atlassian Corp
(d)
49,124 9,584
Autodesk Inc
(d)
32,255 8,399
Bentley Systems Inc 510 27
Broadridge Financial Solutions Inc 277 57
Cadence Design Systems Inc
(d)
7,597 2,365
Cloudflare Inc
(d)
831 80
Confluent Inc
(d)
523 16
Datadog Inc
(d)
788 97
Dayforce Inc
(d)
42 3
DocuSign Inc
(d)
561 33
DoubleVerify Holdings Inc
(d)
413 15
Doximity Inc
(d)
140 4
Dropbox Inc - A Shares
(d)
670 16
Dynatrace Inc
(d)
32,347 1,502
Elastic NV
(d)
227 23
Fair Isaac Corp
(d)
1,628 2,034
Fiserv Inc
(d)
53,350 8,527
Five9 Inc
(d)
211 13
Gitlab Inc
(d)
262 15
HashiCorp Inc
(d)
219 6
HubSpot Inc
(d)
131 82
Informatica Inc
(d)
28 1
Intuit Inc 31,782 20,659
Jack Henry & Associates Inc 66 11
Magic Leap Inc
(d),(e),(f)
371 2
Manhattan Associates Inc
(d)
174 44
Microsoft Corp 138,036 58,074
MongoDB Inc
(d)
1,592 570
MSCI Inc 108 61
nCino Inc
(d)
19 1
Nutanix Inc
(d)
168 10
Oracle Corp 1,795 225
Palantir Technologies Inc
(d)
5,448 125
Paychex Inc 911 112
Paycom Software Inc 142 28

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycor HCM Inc
(d)
82 $ 2
Pegasystems Inc 119 8
Playtika Holding Corp 65 —
Procore Technologies Inc
(d)
226 19
PTC Inc
(d)
169 32
RingCentral Inc
(d)
237 8
ROBLOX Corp
(d)
1,329 51
Salesforce Inc 7,558 2,277
SentinelOne Inc
(d)
82 2
ServiceNow Inc
(d)
20,828 15,879
Smartsheet Inc
(d)
373 14
Snowflake Inc - Class A
(d)
889 144
Stripe Inc - Class B
(d),(e),(f)
5,754 150
Synopsys Inc
(d)
430 246
Teradata Corp
(d)
281 11
Twilio Inc
(d)
92 6
Tyler Technologies Inc
(d)
89 38
UiPath Inc
(d)
826 19
Unity Software Inc
(d)
326 9
Veeva Systems Inc
(d)
24,675 5,717
Workday Inc
(d)
15,385 4,196
ZoomInfo Technologies Inc
(d)
440 7
$ 153,122
Telecommunications - 0 .35%
Arista Networks Inc
(d)
709 206
Iridium Communications Inc 325 9
Motorola Solutions Inc 428 152
T-Mobile US Inc 11,366 1,855
Ubiquiti Inc 11 1
$ 2,223
Transportation - 0 .07%
CH Robinson Worldwide Inc 261 20
CSX Corp 617 23
Expeditors International of Washington Inc 56 7
JB Hunt Transport Services Inc 46 9
Landstar System Inc 81 16
Old Dominion Freight Line Inc 518 114
Saia Inc
(d)
7 4
Union Pacific Corp 738 181
United Parcel Service Inc 562 83
$ 457
TOTAL COMMON STOCKS $ 615,637
Total Investments $ 631,283
Other Assets and Liabilities -  (0.18)% (1,123)
TOTAL NET ASSETS - 100.00% $ 630,160
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 38 .95%
Consumer, Non-cyclical 20 .04%
Communications 19 .18%
Financial 8 .04%
Consumer, Cyclical 6 .52%
Industrial 4 .51%
Money Market Funds 2 .17%
Energy 0 .43%
Exchange-Traded Funds 0 .24%
Basic Materials 0 .09%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 14,881 $ 50,363 $ 51,600 $ 13,644
$ 14,881 $ 50,363 $ 51,600 $ 13,644
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 179 $ — $ — $ —
$ 179 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
March 31, 2024 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ 2 0.00%
Nuro - Series C   0.00% 10/30/2020 228 71 0.01%
Rappi Inc - Series E   0.00% 09/08/2020 306 117 0.02%
Sila Nano Series F   0.00% 01/07/2021 204 100 0.02%
Stripe Inc - Class B 12/17/2019 90 150 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 214 153 0.02%
Total $ 593 0.09%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 10 $ 2,654 $ 36
Total $ 36
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Core S&P 500 ETF 15,016 $ 7,894
Money Market Funds - 0 .50%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
14,297,994 14,298
TOTAL INVESTMENT COMPANIES $ 22,192
COMMON STOCKS - 97 .05 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 24,217 $ 790
Omnicom Group Inc 12,519 1,212
$ 2,002
Aerospace & Defense - 1 .33%
Boeing Co/The
(c)
36,264 6,999
General Dynamics Corp 14,355 4,055
Howmet Aerospace Inc 24,732 1,692
L3Harris Technologies Inc 11,984 2,554
Lockheed Martin Corp 13,599 6,186
Northrop Grumman Corp 8,919 4,269
RTX Corp 83,894 8,182
TransDigm Group Inc 3,516 4,330
$ 38,267
Agriculture - 0 .59%
Altria Group Inc 111,501 4,864
Archer-Daniels-Midland Co 33,725 2,118
Bunge Global SA 9,186 942
Philip Morris International Inc 98,160 8,993
$ 16,917
Airlines - 0 .16%
American Airlines Group Inc
(c)
41,368 635
Delta Air Lines Inc 40,489 1,938
Southwest Airlines Co 37,727 1,101
United Airlines Holdings Inc
(c)
20,739 993
$ 4,667
Apparel - 0 .36%
Deckers Outdoor Corp
(c)
1,623 1,528
NIKE Inc 76,964 7,233
Ralph Lauren Corp 2,468 463
Tapestry Inc 14,502 689
VF Corp 20,896 320
$ 10,233
Automobile Manufacturers - 1 .53%
Cummins Inc 8,617 2,539
Ford Motor Co 246,767 3,277
General Motors Co 72,993 3,310
PACCAR Inc 33,074 4,098
Tesla Inc
(c)
175,192 30,797
$ 44,021
Automobile Parts & Equipment - 0 .07%
Aptiv PLC
(c)
17,643 1,405
BorgWarner Inc 14,529 505
$ 1,910
Banks - 4 .01%
Bank of America Corp 435,326 16,508
Bank of New York Mellon Corp/The 48,012 2,766
Citigroup Inc 120,330 7,610
Citizens Financial Group Inc 29,479 1,070
Comerica Inc 8,340 459
Fifth Third Bancorp 43,067 1,602
Goldman Sachs Group Inc/The 20,620 8,613
Huntington Bancshares Inc/OH 91,574 1,277
JPMorgan Chase & Co 182,795 36,614
KeyCorp 59,216 936
M&T Bank Corp 10,505 1,528
Morgan Stanley 79,212 7,459
Northern Trust Corp 12,970 1,153
PNC Financial Services Group Inc/The 25,167 4,067
Regions Financial Corp 58,424 1,229
State Street Corp 19,092 1,476
Truist Financial Corp 84,331 3,287
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 98,447 $ 4,401
Wells Fargo & Co 227,552 13,189
$ 115,244
Beverages - 1 .36%
Brown-Forman Corp - B Shares 11,433 590
Coca-Cola Co/The 246,027 15,052
Constellation Brands Inc 10,171 2,764
Keurig Dr Pepper Inc 65,853 2,020
Molson Coors Beverage Co 11,708 787
Monster Beverage Corp
(c)
46,708 2,769
PepsiCo Inc 86,904 15,209
$ 39,191
Biotechnology - 1 .32%
Amgen Inc 33,827 9,618
Biogen Inc
(c)
9,161 1,975
Bio-Rad Laboratories Inc
(c)
1,323 458
Corteva Inc 44,373 2,559
Gilead Sciences Inc 78,783 5,771
Illumina Inc
(c)
10,040 1,379
Incyte Corp
(c)
11,760 670
Moderna Inc
(c)
20,974 2,235
Regeneron Pharmaceuticals Inc
(c)
6,681 6,430
Vertex Pharmaceuticals Inc
(c)
16,295 6,811
$ 37,906
Building Materials - 0 .63%
Builders FirstSource Inc
(c)
7,798 1,626
Carrier Global Corp 52,826 3,071
Johnson Controls International plc 43,090 2,815
Martin Marietta Materials Inc 3,908 2,399
Masco Corp 13,896 1,096
Mohawk Industries Inc
(c)
3,341 437
Trane Technologies PLC 14,389 4,320
Vulcan Materials Co 8,401 2,293
$ 18,057
Chemicals - 1 .44%
Air Products and Chemicals Inc 14,055 3,405
Albemarle Corp 7,420 978
Celanese Corp 6,332 1,088
CF Industries Holdings Inc 12,079 1,005
Dow Inc 44,405 2,572
DuPont de Nemours Inc 27,195 2,085
Eastman Chemical Co 7,417 743
Ecolab Inc 16,045 3,705
FMC Corp 7,887 503
International Flavors & Fragrances Inc 16,140 1,388
Linde PLC 30,660 14,236
LyondellBasell Industries NV 16,184 1,655
Mosaic Co/The 20,665 671
PPG Industries Inc 14,909 2,160
Sherwin-Williams Co/The 14,890 5,172
$ 41,366
Commercial Services - 1 .65%
Automatic Data Processing Inc 25,974 6,487
Cintas Corp 5,449 3,744
Corpay Inc
(c)
4,565 1,408
CoStar Group Inc
(c)
25,820 2,494
Equifax Inc 7,795 2,085
Gartner Inc
(c)
4,928 2,349
Global Payments Inc 16,463 2,200
MarketAxess Holdings Inc 2,396 525
Moody's Corp 9,951 3,911
PayPal Holdings Inc
(c)
67,765 4,540
Quanta Services Inc 9,186 2,387
Robert Half Inc 6,584 522
Rollins Inc 17,751 821
S&P Global Inc 20,317 8,644
United Rentals Inc 4,249 3,064
Verisk Analytics Inc 9,166 2,161
$ 47,342

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 6 .95%
Accenture PLC - Class A 39,645 $ 13,741
Apple Inc 917,787 157,382
Cognizant Technology Solutions Corp 31,488 2,308
EPAM Systems Inc
(c)
3,647 1,007
Fortinet Inc
(c)
40,299 2,753
Hewlett Packard Enterprise Co 82,197 1,457
HP Inc 55,135 1,666
International Business Machines Corp 57,855 11,048
Leidos Holdings Inc 8,694 1,140
NetApp Inc 13,027 1,368
Seagate Technology Holdings PLC 12,319 1,146
Super Micro Computer Inc
(c)
3,183 3,215
Western Digital Corp
(c)
20,502 1,399
$ 199,630
Consumer Products - 0 .23%
Avery Dennison Corp 5,091 1,137
Church & Dwight Co Inc 15,578 1,625
Clorox Co/The 7,846 1,201
Kimberly-Clark Corp 21,301 2,755
$ 6,718
Cosmetics & Personal Care - 1 .16%
Colgate-Palmolive Co 52,060 4,688
Estee Lauder Cos Inc/The 14,727 2,270
Kenvue Inc 108,974 2,339
Procter & Gamble Co/The
(d)
148,778 24,139
$ 33,436
Distribution & Wholesale - 0 .37%
Copart Inc
(c)
55,250 3,200
Fastenal Co 36,182 2,791
LKQ Corp 16,919 904
Pool Corp 2,446 987
WW Grainger Inc 2,793 2,841
$ 10,723
Diversified Financial Services - 3 .55%
American Express Co 36,158 8,233
Ameriprise Financial Inc 6,336 2,778
BlackRock Inc 8,842 7,372
Capital One Financial Corp 24,052 3,581
Cboe Global Markets Inc 6,673 1,226
Charles Schwab Corp/The 94,098 6,807
CME Group Inc 22,762 4,900
Discover Financial Services 15,811 2,073
Franklin Resources Inc 18,977 533
Intercontinental Exchange Inc 36,206 4,976
Invesco Ltd 28,421 472
Mastercard Inc 52,167 25,122
Nasdaq Inc 24,026 1,516
Raymond James Financial Inc 11,895 1,528
Synchrony Financial 25,724 1,109
T Rowe Price Group Inc 14,157 1,726
Visa Inc 100,001 27,908
$ 101,860
Electric - 2 .02%
AES Corp/The 42,340 759
Alliant Energy Corp 16,134 813
Ameren Corp 16,626 1,230
American Electric Power Co Inc 33,250 2,863
CenterPoint Energy Inc 39,912 1,137
CMS Energy Corp 18,617 1,123
Consolidated Edison Inc 21,828 1,982
Constellation Energy Corp 20,193 3,733
Dominion Energy Inc 52,910 2,603
DTE Energy Co 13,053 1,464
Duke Energy Corp 48,749 4,715
Edison International 24,252 1,715
Entergy Corp 13,371 1,413
Evergy Inc 14,525 775
Eversource Energy 22,087 1,320
Exelon Corp 62,941 2,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
FirstEnergy Corp 32,653 $ 1,261
NextEra Energy Inc 129,727 8,291
NRG Energy Inc 14,274 966
PG&E Corp 134,899 2,261
Pinnacle West Capital Corp 7,169 536
PPL Corp 46,607 1,283
Public Service Enterprise Group Inc 31,508 2,104
Sempra 39,791 2,858
Southern Co/The 68,958 4,947
WEC Energy Group Inc 19,944 1,638
Xcel Energy Inc 34,891 1,875
$ 58,030
Electrical Components & Equipment - 0 .53%
AMETEK Inc 14,592 2,669
Eaton Corp PLC 25,249 7,895
Emerson Electric Co 36,147 4,099
Generac Holdings Inc
(c)
3,883 490
$ 15,153
Electronics - 0 .94%
Allegion plc 5,550 748
Amphenol Corp 37,928 4,375
Fortive Corp 22,174 1,907
Garmin Ltd 9,677 1,441
Honeywell International Inc 41,684 8,556
Hubbell Inc 3,391 1,408
Jabil Inc 8,065 1,080
Keysight Technologies Inc
(c)
11,044 1,727
Mettler-Toledo International Inc
(c)
1,359 1,809
TE Connectivity Ltd 19,525 2,836
Trimble Inc
(c)
15,729 1,012
$ 26,899
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(c)
8,584 1,039
First Solar Inc
(c)
6,755 1,140
$ 2,179
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 7,945 1,221
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
13,638 596
Live Nation Entertainment Inc
(c)
8,971 949
$ 1,545
Environmental Control - 0 .33%
Pentair PLC 10,451 893
Republic Services Inc 12,931 2,476
Veralto Corp 13,865 1,229
Waste Management Inc 23,175 4,940
$ 9,538
Food - 0 .85%
Campbell Soup Co 12,440 553
Conagra Brands Inc 30,223 896
General Mills Inc 35,907 2,513
Hershey Co/The 9,477 1,843
Hormel Foods Corp 18,325 639
J M Smucker Co/The 6,710 845
Kellanova 16,676 955
Kraft Heinz Co/The 50,409 1,860
Kroger Co/The 41,849 2,391
Lamb Weston Holdings Inc 9,128 972
McCormick & Co Inc/MD 15,898 1,221
Mondelez International Inc 85,136 5,960
Sysco Corp 31,477 2,555
Tyson Foods Inc 18,104 1,063
$ 24,266
Forest Products & Paper - 0 .03%
International Paper Co 21,878 854

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 9,537 $ 1,134
NiSource Inc 26,140 723
$ 1,857
Hand & Machine Tools - 0 .07%
Snap-on Inc 3,337 989
Stanley Black & Decker Inc 9,693 949
$ 1,938
Healthcare - Products - 3 .33%
Abbott Laboratories 109,769 12,476
Agilent Technologies Inc 18,528 2,696
Align Technology Inc
(c)
4,504 1,477
Baxter International Inc 32,109 1,372
Bio-Techne Corp 9,939 700
Boston Scientific Corp
(c)
92,629 6,344
Cooper Cos Inc/The 12,566 1,275
Danaher Corp 41,582 10,384
DENTSPLY SIRONA Inc 13,396 445
Edwards Lifesciences Corp
(c)
38,348 3,665
GE HealthCare Technologies Inc 26,774 2,434
Hologic Inc
(c)
14,842 1,157
IDEXX Laboratories Inc
(c)
5,251 2,835
Insulet Corp
(c)
4,415 757
Intuitive Surgical Inc
(c)
22,278 8,891
Medtronic PLC 84,072 7,327
ResMed Inc 9,299 1,841
Revvity Inc 7,802 819
STERIS PLC 6,247 1,404
Stryker Corp 21,381 7,652
Teleflex Inc 2,970 672
Thermo Fisher Scientific Inc 24,430 14,199
Waters Corp
(c)
3,738 1,287
West Pharmaceutical Services Inc 4,679 1,851
Zimmer Biomet Holdings Inc 13,214 1,744
$ 95,704
Healthcare - Services - 1 .93%
Catalent Inc
(c)
11,428 645
Centene Corp
(c)
33,795 2,652
Charles River Laboratories International Inc
(c)
3,242 878
DaVita Inc
(c)
3,405 470
Elevance Health Inc 14,857 7,704
HCA Healthcare Inc 12,524 4,177
Humana Inc 7,729 2,680
IQVIA Holdings Inc
(c)
11,539 2,918
Laboratory Corp of America Holdings 5,368 1,173
Molina Healthcare Inc
(c)
3,668 1,507
Quest Diagnostics Inc 7,018 934
UnitedHealth Group Inc 58,482 28,931
Universal Health Services Inc 3,857 704
$ 55,373
Home Builders - 0 .32%
DR Horton Inc 18,882 3,107
Lennar Corp - A Shares 15,628 2,688
NVR Inc
(c)
203 1,644
PulteGroup Inc 13,411 1,618
$ 9,057
Insurance - 3 .79%
Aflac Inc 33,284 2,858
Allstate Corp/The 16,597 2,871
American International Group Inc 44,390 3,470
Aon PLC 12,660 4,225
Arch Capital Group Ltd
(c)
23,458 2,168
Arthur J Gallagher & Co 13,708 3,428
Assurant Inc 3,284 618
Berkshire Hathaway Inc - Class B
(c)
115,042 48,377
Brown & Brown Inc 14,936 1,307
Chubb Ltd 25,624 6,640
Cincinnati Financial Corp 9,927 1,233
Everest Group Ltd 2,744 1,091
Globe Life Inc 5,415 630
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 18,873 $ 1,945
Loews Corp 11,521 902
Marsh & McLennan Cos Inc 31,109 6,408
MetLife Inc 38,814 2,876
Principal Financial Group Inc 13,868 1,197
Progressive Corp/The 37,008 7,654
Prudential Financial Inc 22,826 2,680
Travelers Cos Inc/The 14,429 3,321
W R Berkley Corp 12,814 1,133
Willis Towers Watson PLC 6,483 1,783
$ 108,815
Internet - 11 .46%
Airbnb Inc
(c)
27,539 4,543
Alphabet Inc - A Shares
(c)
372,606 56,237
Alphabet Inc - C Shares
(c)
311,956 47,498
Amazon.com Inc
(c)
577,966 104,254
Booking Holdings Inc 2,206 8,003
CDW Corp/DE 8,470 2,166
eBay Inc 32,815 1,732
Etsy Inc
(c)
7,570 520
Expedia Group Inc
(c)
8,268 1,139
F5 Inc
(c)
3,718 705
Gen Digital Inc 35,439 794
Match Group Inc
(c)
17,186 624
Meta Platforms Inc 139,107 67,548
Netflix Inc
(c)
27,364 16,619
Palo Alto Networks Inc
(c)
19,936 5,664
Uber Technologies Inc
(c)
130,116 10,018
VeriSign Inc
(c)
5,572 1,056
$ 329,120
Iron & Steel - 0 .16%
Nucor Corp 15,543 3,076
Steel Dynamics Inc 9,616 1,425
$ 4,501
Leisure Products & Services - 0 .13%
Carnival Corp
(c)
63,703 1,041
Norwegian Cruise Line Holdings Ltd
(c)
26,899 563
Royal Caribbean Cruises Ltd
(c)
14,916 2,073
$ 3,677
Lodging - 0 .35%
Hilton Worldwide Holdings Inc 15,944 3,401
Las Vegas Sands Corp 23,348 1,207
Marriott International Inc/MD 15,598 3,935
MGM Resorts International
(c)
17,278 816
Wynn Resorts Ltd 6,025 616
$ 9,975
Machinery - Construction & Mining - 0 .41%
Caterpillar Inc 32,190 11,795
Machinery - Diversified - 0 .74%
Deere & Co 16,465 6,763
Dover Corp 8,844 1,567
IDEX Corp 4,781 1,166
Ingersoll Rand Inc 25,595 2,430
Nordson Corp 3,430 942
Otis Worldwide Corp 25,636 2,545
Rockwell Automation Inc 7,245 2,111
Westinghouse Air Brake Technologies Corp 11,327 1,650
Xylem Inc/NY 15,243 1,970
$ 21,144
Media - 1 .08%
Charter Communications Inc
(c)
6,244 1,815
Comcast Corp - Class A 250,538 10,861
FactSet Research Systems Inc 2,409 1,095
Fox Corp - A Shares 15,131 473
Fox Corp - B Shares 8,340 239
News Corp - A Shares 24,028 629
News Corp - B Shares 7,249 196
Paramount Global - Class B 30,504 359

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The 115,981 $ 14,191
Warner Bros Discovery Inc
(c)
140,310 1,225
$ 31,083
Mining - 0 .24%
Freeport-McMoRan Inc 90,668 4,263
Newmont Corp 72,871 2,612
$ 6,875
Miscellaneous Manufacturers - 1 .03%
3M Co 34,947 3,707
A O Smith Corp 7,765 695
Axon Enterprise Inc
(c)
4,454 1,394
General Electric Co 68,814 12,079
Illinois Tool Works Inc 17,192 4,613
Parker-Hannifin Corp 8,119 4,512
Teledyne Technologies Inc
(c)
2,984 1,281
Textron Inc 12,393 1,189
$ 29,470
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
3,247 979
Oil & Gas - 3 .17%
APA Corp 19,162 659
Chevron Corp 109,667 17,299
ConocoPhillips 74,490 9,481
Coterra Energy Inc 47,560 1,326
Devon Energy Corp 40,511 2,033
Diamondback Energy Inc 11,316 2,242
EOG Resources Inc 36,871 4,714
EQT Corp 26,008 964
Exxon Mobil Corp 251,082 29,186
Hess Corp 17,405 2,657
Marathon Oil Corp 37,005 1,049
Marathon Petroleum Corp 23,268 4,688
Occidental Petroleum Corp 41,616 2,705
Phillips 66 27,188 4,441
Pioneer Natural Resources Co 14,771 3,877
Valero Energy Corp 21,526 3,674
$ 90,995
Oil & Gas Services - 0 .32%
Baker Hughes Co 63,284 2,120
Halliburton Co 56,280 2,218
Schlumberger NV 90,252 4,947
$ 9,285
Packaging & Containers - 0 .14%
Amcor PLC 91,386 869
Ball Corp 19,936 1,343
Packaging Corp of America 5,624 1,067
Westrock Co 16,247 804
$ 4,083
Pharmaceuticals - 5 .49%
AbbVie Inc 111,632 20,328
Becton Dickinson & Co 18,267 4,520
Bristol-Myers Squibb Co 128,655 6,977
Cardinal Health Inc 15,379 1,721
Cencora Inc 10,469 2,544
Cigna Group/The 18,496 6,718
CVS Health Corp 79,570 6,347
Dexcom Inc
(c)
24,376 3,381
Eli Lilly & Co 50,420 39,225
Henry Schein Inc
(c)
8,216 620
Johnson & Johnson 152,209 24,078
McKesson Corp 8,310 4,461
Merck & Co Inc 160,223 21,141
Pfizer Inc 357,015 9,907
Viatris Inc 75,852 906
Zoetis Inc 29,030 4,912
$ 157,786
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .34%
Kinder Morgan Inc 122,273 $ 2,242
ONEOK Inc 36,834 2,953
Targa Resources Corp 14,098 1,579
Williams Cos Inc/The 76,918 2,998
$ 9,772
Private Equity - 0 .21%
Blackstone Inc 45,485 5,975
Real Estate - 0 .06%
CBRE Group Inc
(c)
18,803 1,828
REITs - 2 .06%
Alexandria Real Estate Equities Inc 9,956 1,283
American Tower Corp 29,475 5,824
AvalonBay Communities Inc 8,969 1,664
Boston Properties Inc 9,128 596
Camden Property Trust 6,750 664
Crown Castle Inc 27,422 2,902
Digital Realty Trust Inc 19,148 2,758
Equinix Inc 5,936 4,899
Equity Residential 21,824 1,377
Essex Property Trust Inc 4,058 994
Extra Space Storage Inc 13,358 1,964
Federal Realty Investment Trust 4,644 474
Healthpeak Properties Inc 44,760 839
Host Hotels & Resorts Inc 44,604 922
Invitation Homes Inc 36,371 1,295
Iron Mountain Inc 18,461 1,481
Kimco Realty Corp 42,119 826
Mid-America Apartment Communities Inc 7,380 971
Prologis Inc 58,422 7,608
Public Storage 10,006 2,902
Realty Income Corp 52,584 2,845
Regency Centers Corp 10,387 629
SBA Communications Corp 6,821 1,478
Simon Property Group Inc 20,607 3,225
UDR Inc 19,134 716
Ventas Inc 25,442 1,108
VICI Properties Inc 65,412 1,949
Welltower Inc 34,995 3,270
Weyerhaeuser Co 46,141 1,657
$ 59,120
Retail - 4 .80%
AutoZone Inc
(c)
1,094 3,448
Bath & Body Works Inc 14,286 715
Best Buy Co Inc 12,122 994
CarMax Inc
(c)
9,985 870
Chipotle Mexican Grill Inc
(c)
1,734 5,040
Costco Wholesale Corp 28,057 20,555
Darden Restaurants Inc 7,550 1,262
Dollar General Corp 13,878 2,166
Dollar Tree Inc
(c)
13,087 1,742
Domino's Pizza Inc 2,205 1,096
Genuine Parts Co 8,864 1,373
Home Depot Inc/The 62,930 24,140
Lowe's Cos Inc 36,364 9,263
Lululemon Athletica Inc
(c)
7,262 2,837
McDonald's Corp 45,862 12,931
O'Reilly Automotive Inc
(c)
3,737 4,219
Ross Stores Inc 21,287 3,124
Starbucks Corp 71,588 6,542
Target Corp 29,190 5,173
TJX Cos Inc/The 72,060 7,308
Tractor Supply Co 6,836 1,789
Ulta Beauty Inc
(c)
3,071 1,606
Walgreens Boots Alliance Inc 45,258 982
Walmart Inc 270,660 16,286
Yum! Brands Inc 17,767 2,463
$ 137,924

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 9 .87%
Advanced Micro Devices Inc
(c)
102,164 $ 18,440
Analog Devices Inc 31,352 6,201
Applied Materials Inc 52,610 10,850
Broadcom Inc 27,825 36,880
Intel Corp 267,331 11,808
KLA Corp 8,552 5,974
Lam Research Corp 8,291 8,055
Microchip Technology Inc 34,168 3,065
Micron Technology Inc 69,799 8,229
Monolithic Power Systems Inc 3,037 2,057
NVIDIA Corp 156,176 141,115
NXP Semiconductors NV 16,298 4,038
ON Semiconductor Corp
(c)
27,020 1,987
Qorvo Inc
(c)
6,105 701
QUALCOMM Inc 70,563 11,946
Skyworks Solutions Inc 10,130 1,097
Teradyne Inc 9,665 1,091
Texas Instruments Inc 57,493 10,016
$ 283,550
Shipbuilding - 0 .03%
Huntington Ingalls Industries Inc 2,504 730
Software - 10 .85%
Adobe Inc
(c)
28,580 14,421
Akamai Technologies Inc
(c)
9,536 1,037
ANSYS Inc
(c)
5,496 1,908
Autodesk Inc
(c)
13,525 3,522
Broadridge Financial Solutions Inc 7,446 1,525
Cadence Design Systems Inc
(c)
17,203 5,355
Dayforce Inc
(c)
9,871 654
Electronic Arts Inc 15,383 2,041
Fair Isaac Corp
(c)
1,571 1,963
Fidelity National Information Services Inc 37,462 2,779
Fiserv Inc
(c)
37,949 6,065
Intuit Inc 17,701 11,506
Jack Henry & Associates Inc 4,606 800
Microsoft Corp 469,817 197,661
MSCI Inc 5,001 2,803
Oracle Corp 100,811 12,663
Paychex Inc 20,248 2,486
Paycom Software Inc 3,038 605
PTC Inc
(c)
7,559 1,428
Roper Technologies Inc 6,754 3,788
Salesforce Inc 61,207 18,434
ServiceNow Inc
(c)
12,962 9,882
Synopsys Inc
(c)
9,644 5,512
Take-Two Interactive Software Inc
(c)
10,026 1,489
Tyler Technologies Inc
(c)
2,663 1,132
$ 311,459
Telecommunications - 1 .67%
Arista Networks Inc
(c)
15,933 4,620
AT&T Inc 452,085 7,957
Cisco Systems Inc 256,928 12,823
Corning Inc 48,550 1,600
Juniper Networks Inc 20,354 755
Motorola Solutions Inc 10,494 3,725
T-Mobile US Inc 33,019 5,390
Verizon Communications Inc 265,831 11,154
$ 48,024
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 8,247 466
Transportation - 1 .18%
CH Robinson Worldwide Inc 7,375 562
CSX Corp 124,948 4,632
Expeditors International of Washington Inc 9,192 1,117
FedEx Corp 14,537 4,212
JB Hunt Transport Services Inc 5,155 1,027
Norfolk Southern Corp 14,282 3,640
Old Dominion Freight Line Inc 11,314 2,481
Union Pacific Corp 38,556 9,482
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 45,730 $ 6,797
$ 33,950
Water - 0 .05%
American Water Works Co Inc 12,310 1,504
TOTAL COMMON STOCKS $ 2,786,989
Total Investments $ 2,809,181
Other Assets and Liabilities -  2.18% 62,667
TOTAL NET ASSETS - 100.00% $ 2,871,848
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$10,035 or 0.35% of net assets.
Portfolio Summary
Sector Percent
Technology 27 .70%
Consumer, Non-cyclical 17 .91%
Communications 14 .28%
Financial 13 .68%
Consumer, Cyclical 8 .16%
Industrial 7 .40%
Energy 3 .91%
Utilities 2 .14%
Basic Materials 1 .87%
Money Market Funds 0 .50%
Exchange-Traded Funds 0 .27%
Other Assets and Liabilities
2 .18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 37,544 $ 129,354 $ 152,600 $ 14,298
$ 37,544 $ 129,354 $ 152,600 $ 14,298
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 466 $ — $ — $ —
$ 466 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 284 $ 75,381 $ 213
Total $ 213
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .90 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Core S&P 500 ETF 1,116 $ 587
Money Market Funds - 4 .56%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
7,920,158 7,920
TOTAL INVESTMENT COMPANIES $ 8,507
COMMON STOCKS - 92 .55 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 1,396 $ 45
Omnicom Group Inc 721 70
$ 115
Aerospace & Defense - 1 .27%
Boeing Co/The
(c)
2,091 404
General Dynamics Corp 828 234
Howmet Aerospace Inc 1,425 98
L3Harris Technologies Inc 690 147
Lockheed Martin Corp 785 357
Northrop Grumman Corp 515 246
RTX Corp 4,839 472
TransDigm Group Inc 203 250
$ 2,208
Agriculture - 0 .56%
Altria Group Inc 6,431 281
Archer-Daniels-Midland Co 1,945 122
Bunge Global SA 529 54
Philip Morris International Inc 5,661 519
$ 976
Airlines - 0 .16%
American Airlines Group Inc
(c)
2,384 37
Delta Air Lines Inc 2,335 112
Southwest Airlines Co 2,175 63
United Airlines Holdings Inc
(c)
1,195 57
$ 269
Apparel - 0 .34%
Deckers Outdoor Corp
(c)
93 87
NIKE Inc 4,439 417
Ralph Lauren Corp 142 27
Tapestry Inc 835 40
VF Corp 1,203 18
$ 589
Automobile Manufacturers - 1 .46%
Cummins Inc 498 147
Ford Motor Co 14,232 189
General Motors Co 4,210 191
PACCAR Inc 1,907 236
Tesla Inc
(c)
10,105 1,776
$ 2,539
Automobile Parts & Equipment - 0 .06%
Aptiv PLC
(c)
1,017 81
BorgWarner Inc 838 29
$ 110
Banks - 3 .83%
Bank of America Corp 25,110 952
Bank of New York Mellon Corp/The 2,770 160
Citigroup Inc 6,940 439
Citizens Financial Group Inc 1,699 62
Comerica Inc 480 26
Fifth Third Bancorp 2,483 92
Goldman Sachs Group Inc/The 1,190 497
Huntington Bancshares Inc/OH 5,280 74
JPMorgan Chase & Co 10,543 2,112
KeyCorp 3,414 54
M&T Bank Corp 605 88
Morgan Stanley 4,569 430
Northern Trust Corp 748 66
PNC Financial Services Group Inc/The 1,451 234
Regions Financial Corp 3,370 71
State Street Corp 1,101 85
Truist Financial Corp 4,864 190
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 5,678 $ 254
Wells Fargo & Co 13,126 761
$ 6,647
Beverages - 1 .30%
Brown-Forman Corp - B Shares 659 34
Coca-Cola Co/The 14,191 868
Constellation Brands Inc 587 160
Keurig Dr Pepper Inc 3,797 116
Molson Coors Beverage Co 675 45
Monster Beverage Corp
(c)
2,693 160
PepsiCo Inc 5,012 877
$ 2,260
Biotechnology - 1 .26%
Amgen Inc 1,952 555
Biogen Inc
(c)
528 114
Bio-Rad Laboratories Inc
(c)
77 27
Corteva Inc 2,559 148
Gilead Sciences Inc 4,544 333
Illumina Inc
(c)
578 79
Incyte Corp
(c)
678 39
Moderna Inc
(c)
1,209 129
Regeneron Pharmaceuticals Inc
(c)
386 371
Vertex Pharmaceuticals Inc
(c)
941 393
$ 2,188
Building Materials - 0 .60%
Builders FirstSource Inc
(c)
449 94
Carrier Global Corp 3,047 177
Johnson Controls International plc 2,485 162
Martin Marietta Materials Inc 226 139
Masco Corp 802 63
Mohawk Industries Inc
(c)
192 25
Trane Technologies PLC 831 250
Vulcan Materials Co 484 132
$ 1,042
Chemicals - 1 .37%
Air Products and Chemicals Inc 810 196
Albemarle Corp 427 56
Celanese Corp 364 63
CF Industries Holdings Inc 696 58
Dow Inc 2,560 148
DuPont de Nemours Inc 1,568 120
Eastman Chemical Co 428 43
Ecolab Inc 924 213
FMC Corp 455 29
International Flavors & Fragrances Inc 930 80
Linde PLC 1,769 821
LyondellBasell Industries NV 932 95
Mosaic Co/The 1,191 39
PPG Industries Inc 859 125
Sherwin-Williams Co/The 860 299
$ 2,385
Commercial Services - 1 .57%
Automatic Data Processing Inc 1,498 374
Cintas Corp 315 216
Corpay Inc
(c)
263 81
CoStar Group Inc
(c)
1,489 144
Equifax Inc 449 120
Gartner Inc
(c)
285 136
Global Payments Inc 949 127
MarketAxess Holdings Inc 137 30
Moody's Corp 575 226
PayPal Holdings Inc
(c)
3,909 262
Quanta Services Inc 529 138
Robert Half Inc 380 30
Rollins Inc 1,023 47
S&P Global Inc 1,173 499
United Rentals Inc 246 177
Verisk Analytics Inc 528 125
$ 2,732

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 6 .63%
Accenture PLC - Class A 2,287 $ 793
Apple Inc 52,939 9,078
Cognizant Technology Solutions Corp 1,817 133
EPAM Systems Inc
(c)
210 58
Fortinet Inc
(c)
2,324 159
Hewlett Packard Enterprise Co 4,740 84
HP Inc 3,180 96
International Business Machines Corp 3,336 637
Leidos Holdings Inc 501 66
NetApp Inc 751 79
Seagate Technology Holdings PLC 710 66
Super Micro Computer Inc
(c)
183 185
Western Digital Corp
(c)
1,182 80
$ 11,514
Consumer Products - 0 .22%
Avery Dennison Corp 293 65
Church & Dwight Co Inc 898 94
Clorox Co/The 452 69
Kimberly-Clark Corp 1,229 159
$ 387
Cosmetics & Personal Care - 1 .11%
Colgate-Palmolive Co 3,002 270
Estee Lauder Cos Inc/The 849 131
Kenvue Inc 6,285 135
Procter & Gamble Co/The 8,581 1,392
$ 1,928
Distribution & Wholesale - 0 .36%
Copart Inc
(c)
3,186 185
Fastenal Co 2,086 161
LKQ Corp 975 52
Pool Corp 142 57
WW Grainger Inc 161 164
$ 619
Diversified Financial Services - 3 .38%
American Express Co 2,086 475
Ameriprise Financial Inc 366 160
BlackRock Inc 510 425
Capital One Financial Corp 1,387 207
Cboe Global Markets Inc 384 71
Charles Schwab Corp/The 5,427 393
CME Group Inc 1,312 282
Discover Financial Services 912 120
Franklin Resources Inc 1,094 31
Intercontinental Exchange Inc 2,088 287
Invesco Ltd 1,638 27
Mastercard Inc 3,010 1,450
Nasdaq Inc 1,385 87
Raymond James Financial Inc 685 88
Synchrony Financial 1,484 64
T Rowe Price Group Inc 816 99
Visa Inc 5,769 1,610
$ 5,876
Electric - 1 .93%
AES Corp/The 2,440 44
Alliant Energy Corp 930 47
Ameren Corp 958 71
American Electric Power Co Inc 1,917 165
CenterPoint Energy Inc 2,301 66
CMS Energy Corp 1,073 65
Consolidated Edison Inc 1,258 114
Constellation Energy Corp 1,164 215
Dominion Energy Inc 3,051 150
DTE Energy Co 752 84
Duke Energy Corp 2,811 272
Edison International 1,398 99
Entergy Corp 771 82
Evergy Inc 837 45
Eversource Energy 1,274 76
Exelon Corp 3,630 136
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
FirstEnergy Corp 1,882 $ 73
NextEra Energy Inc 7,482 478
NRG Energy Inc 822 56
PG&E Corp 7,780 130
Pinnacle West Capital Corp 412 31
PPL Corp 2,688 74
Public Service Enterprise Group Inc 1,817 121
Sempra 2,294 165
Southern Co/The 3,977 285
WEC Energy Group Inc 1,149 94
Xcel Energy Inc 2,011 108
$ 3,346
Electrical Components & Equipment - 0 .50%
AMETEK Inc 841 154
Eaton Corp PLC 1,457 456
Emerson Electric Co 2,084 236
Generac Holdings Inc
(c)
223 28
$ 874
Electronics - 0 .89%
Allegion plc 319 43
Amphenol Corp 2,187 252
Fortive Corp 1,279 110
Garmin Ltd 557 83
Honeywell International Inc 2,404 493
Hubbell Inc 196 81
Jabil Inc 464 62
Keysight Technologies Inc
(c)
637 100
Mettler-Toledo International Inc
(c)
78 104
TE Connectivity Ltd 1,126 164
Trimble Inc
(c)
907 58
$ 1,550
Energy - Alternate Sources - 0 .07%
Enphase Energy Inc
(c)
495 60
First Solar Inc
(c)
389 66
$ 126
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 457 70
Entertainment - 0 .05%
Caesars Entertainment Inc
(c)
785 34
Live Nation Entertainment Inc
(c)
516 55
$ 89
Environmental Control - 0 .32%
Pentair PLC 602 51
Republic Services Inc 745 143
Veralto Corp 799 71
Waste Management Inc 1,336 285
$ 550
Food - 0 .81%
Campbell Soup Co 717 32
Conagra Brands Inc 1,742 52
General Mills Inc 2,071 145
Hershey Co/The 546 106
Hormel Foods Corp 1,056 37
J M Smucker Co/The 386 49
Kellanova 961 55
Kraft Heinz Co/The 2,907 107
Kroger Co/The 2,413 138
Lamb Weston Holdings Inc 527 56
McCormick & Co Inc/MD 916 70
Mondelez International Inc 4,911 344
Sysco Corp 1,816 147
Tyson Foods Inc 1,044 61
$ 1,399
Forest Products & Paper - 0 .03%
International Paper Co 1,261 49

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 549 $ 65
NiSource Inc 1,506 42
$ 107
Hand & Machine Tools - 0 .06%
Snap-on Inc 193 57
Stanley Black & Decker Inc 558 55
$ 112
Healthcare - Products - 3 .18%
Abbott Laboratories 6,331 720
Agilent Technologies Inc 1,068 155
Align Technology Inc
(c)
261 86
Baxter International Inc 1,851 79
Bio-Techne Corp 573 40
Boston Scientific Corp
(c)
5,342 366
Cooper Cos Inc/The 724 73
Danaher Corp 2,398 599
DENTSPLY SIRONA Inc 772 26
Edwards Lifesciences Corp
(c)
2,211 211
GE HealthCare Technologies Inc 1,543 140
Hologic Inc
(c)
856 67
IDEXX Laboratories Inc
(c)
304 164
Insulet Corp
(c)
254 44
Intuitive Surgical Inc
(c)
1,285 513
Medtronic PLC 4,849 423
ResMed Inc 536 106
Revvity Inc 449 47
STERIS PLC 360 81
Stryker Corp 1,234 442
Teleflex Inc 171 39
Thermo Fisher Scientific Inc 1,410 819
Waters Corp
(c)
217 75
West Pharmaceutical Services Inc 271 107
Zimmer Biomet Holdings Inc 761 100
$ 5,522
Healthcare - Services - 1 .84%
Catalent Inc
(c)
658 37
Centene Corp
(c)
1,949 153
Charles River Laboratories International Inc
(c)
186 50
DaVita Inc
(c)
195 27
Elevance Health Inc 858 445
HCA Healthcare Inc 724 241
Humana Inc 447 155
IQVIA Holdings Inc
(c)
665 168
Laboratory Corp of America Holdings 309 67
Molina Healthcare Inc
(c)
213 88
Quest Diagnostics Inc 405 54
UnitedHealth Group Inc 3,374 1,669
Universal Health Services Inc 222 41
$ 3,195
Home Builders - 0 .30%
DR Horton Inc 1,090 179
Lennar Corp - A Shares 902 155
NVR Inc
(c)
12 97
PulteGroup Inc 774 94
$ 525
Insurance - 3 .61%
Aflac Inc 1,919 165
Allstate Corp/The 957 166
American International Group Inc 2,559 200
Aon PLC 730 244
Arch Capital Group Ltd
(c)
1,353 125
Arthur J Gallagher & Co 790 198
Assurant Inc 189 36
Berkshire Hathaway Inc - Class B
(c)
6,636 2,791
Brown & Brown Inc 861 75
Chubb Ltd 1,478 383
Cincinnati Financial Corp 572 71
Everest Group Ltd 159 63
Globe Life Inc 312 36
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 1,089 $ 112
Loews Corp 665 52
Marsh & McLennan Cos Inc 1,794 370
MetLife Inc 2,238 166
Principal Financial Group Inc 799 69
Progressive Corp/The 2,134 441
Prudential Financial Inc 1,316 154
Travelers Cos Inc/The 831 191
W R Berkley Corp 739 65
Willis Towers Watson PLC 375 103
$ 6,276
Internet - 10 .93%
Airbnb Inc
(c)
1,588 262
Alphabet Inc - A Shares
(c)
21,492 3,244
Alphabet Inc - C Shares
(c)
17,994 2,740
Amazon.com Inc
(c)
33,338 6,013
Booking Holdings Inc 127 460
CDW Corp/DE 488 125
eBay Inc 1,892 100
Etsy Inc
(c)
436 30
Expedia Group Inc
(c)
477 65
F5 Inc
(c)
215 41
Gen Digital Inc 2,044 46
Match Group Inc
(c)
991 36
Meta Platforms Inc 8,025 3,897
Netflix Inc
(c)
1,579 959
Palo Alto Networks Inc
(c)
1,150 327
Uber Technologies Inc
(c)
7,505 578
VeriSign Inc
(c)
321 61
$ 18,984
Iron & Steel - 0 .15%
Nucor Corp 896 177
Steel Dynamics Inc 553 82
$ 259
Leisure Products & Services - 0 .12%
Carnival Corp
(c)
3,672 60
Norwegian Cruise Line Holdings Ltd
(c)
1,550 32
Royal Caribbean Cruises Ltd
(c)
860 120
$ 212
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 919 196
Las Vegas Sands Corp 1,346 70
Marriott International Inc/MD 899 227
MGM Resorts International
(c)
996 47
Wynn Resorts Ltd 348 35
$ 575
Machinery - Construction & Mining - 0 .39%
Caterpillar Inc 1,858 681
Machinery - Diversified - 0 .70%
Deere & Co 951 391
Dover Corp 509 90
IDEX Corp 274 67
Ingersoll Rand Inc 1,475 140
Nordson Corp 197 54
Otis Worldwide Corp 1,479 147
Rockwell Automation Inc 418 122
Westinghouse Air Brake Technologies Corp 652 95
Xylem Inc/NY 878 113
$ 1,219
Media - 1 .03%
Charter Communications Inc
(c)
361 105
Comcast Corp - Class A 14,452 627
FactSet Research Systems Inc 139 63
Fox Corp - A Shares 872 27
Fox Corp - B Shares 480 14
News Corp - A Shares 1,386 36
News Corp - B Shares 417 11
Paramount Global - Class B 1,758 21

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The 6,689 $ 818
Warner Bros Discovery Inc
(c)
8,091 71
$ 1,793
Mining - 0 .23%
Freeport-McMoRan Inc 5,229 246
Newmont Corp 4,202 150
$ 396
Miscellaneous Manufacturers - 0 .98%
3M Co 2,015 214
A O Smith Corp 447 40
Axon Enterprise Inc
(c)
257 80
General Electric Co 3,968 697
Illinois Tool Works Inc 992 266
Parker-Hannifin Corp 469 261
Teledyne Technologies Inc
(c)
173 74
Textron Inc 714 68
$ 1,700
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(c)
187 56
Oil & Gas - 3 .02%
APA Corp 1,105 38
Chevron Corp 6,326 998
ConocoPhillips 4,296 547
Coterra Energy Inc 2,742 76
Devon Energy Corp 2,336 117
Diamondback Energy Inc 652 129
EOG Resources Inc 2,126 272
EQT Corp 1,500 56
Exxon Mobil Corp
(d)
14,483 1,684
Hess Corp 1,003 153
Marathon Oil Corp 2,134 61
Marathon Petroleum Corp 1,342 270
Occidental Petroleum Corp 2,401 156
Phillips 66 1,568 256
Pioneer Natural Resources Co 851 223
Valero Energy Corp 1,240 212
$ 5,248
Oil & Gas Services - 0 .31%
Baker Hughes Co 3,650 122
Halliburton Co 3,246 128
Schlumberger NV 5,204 285
$ 535
Packaging & Containers - 0 .14%
Amcor PLC 5,269 50
Ball Corp 1,149 77
Packaging Corp of America 324 62
Westrock Co 936 46
$ 235
Pharmaceuticals - 5 .24%
AbbVie Inc 6,438 1,172
Becton Dickinson & Co 1,053 261
Bristol-Myers Squibb Co 7,421 402
Cardinal Health Inc 887 99
Cencora Inc 604 147
Cigna Group/The 1,068 388
CVS Health Corp 4,590 366
Dexcom Inc
(c)
1,406 195
Eli Lilly & Co 2,909 2,263
Henry Schein Inc
(c)
474 36
Johnson & Johnson 8,779 1,389
McKesson Corp 480 258
Merck & Co Inc 9,241 1,219
Pfizer Inc 20,593 572
Viatris Inc 4,374 52
Zoetis Inc 1,674 283
$ 9,102
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .32%
Kinder Morgan Inc 7,051 $ 129
ONEOK Inc 2,124 170
Targa Resources Corp 813 91
Williams Cos Inc/The 4,436 173
$ 563
Private Equity - 0 .20%
Blackstone Inc 2,623 345
Real Estate - 0 .06%
CBRE Group Inc
(c)
1,085 105
REITs - 1 .96%
Alexandria Real Estate Equities Inc 573 74
American Tower Corp 1,699 336
AvalonBay Communities Inc 516 96
Boston Properties Inc 526 34
Camden Property Trust 388 38
Crown Castle Inc 1,581 167
Digital Realty Trust Inc 1,103 159
Equinix Inc 343 283
Equity Residential 1,258 79
Essex Property Trust Inc 233 57
Extra Space Storage Inc 770 113
Federal Realty Investment Trust 267 27
Healthpeak Properties Inc 2,581 49
Host Hotels & Resorts Inc 2,572 53
Invitation Homes Inc 2,097 75
Iron Mountain Inc 1,064 85
Kimco Realty Corp 2,428 48
Mid-America Apartment Communities Inc 425 56
Prologis Inc 3,369 439
Public Storage 577 167
Realty Income Corp 3,032 164
Regency Centers Corp 598 36
SBA Communications Corp 393 85
Simon Property Group Inc 1,188 186
UDR Inc 1,102 41
Ventas Inc 1,466 64
VICI Properties Inc 3,772 112
Welltower Inc 2,017 189
Weyerhaeuser Co 2,660 96
$ 3,408
Retail - 4 .58%
AutoZone Inc
(c)
63 199
Bath & Body Works Inc 824 41
Best Buy Co Inc 699 57
CarMax Inc
(c)
576 50
Chipotle Mexican Grill Inc
(c)
100 291
Costco Wholesale Corp 1,618 1,185
Darden Restaurants Inc 436 73
Dollar General Corp 800 125
Dollar Tree Inc
(c)
755 101
Domino's Pizza Inc 128 64
Genuine Parts Co 510 79
Home Depot Inc/The 3,631 1,393
Lowe's Cos Inc 2,097 534
Lululemon Athletica Inc
(c)
419 164
McDonald's Corp 2,646 746
O'Reilly Automotive Inc
(c)
216 244
Ross Stores Inc 1,228 180
Starbucks Corp 4,129 377
Target Corp 1,683 298
TJX Cos Inc/The 4,156 421
Tractor Supply Co 393 103
Ulta Beauty Inc
(c)
178 93
Walgreens Boots Alliance Inc 2,610 57
Walmart Inc 15,612 939
Yum! Brands Inc 1,024 142
$ 7,956

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 9 .42%
Advanced Micro Devices Inc
(c)
5,892 $ 1,063
Analog Devices Inc 1,809 358
Applied Materials Inc 3,035 626
Broadcom Inc 1,605 2,127
Intel Corp 15,419 681
KLA Corp 494 345
Lam Research Corp 478 464
Microchip Technology Inc 1,970 177
Micron Technology Inc 4,025 475
Monolithic Power Systems Inc 176 119
NVIDIA Corp 9,009 8,140
NXP Semiconductors NV 939 233
ON Semiconductor Corp
(c)
1,558 115
Qorvo Inc
(c)
352 40
QUALCOMM Inc 4,069 689
Skyworks Solutions Inc 584 63
Teradyne Inc 556 63
Texas Instruments Inc 3,316 578
$ 16,356
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 145 42
Software - 10 .35%
Adobe Inc
(c)
1,649 832
Akamai Technologies Inc
(c)
549 60
ANSYS Inc
(c)
318 110
Autodesk Inc
(c)
779 203
Broadridge Financial Solutions Inc 428 88
Cadence Design Systems Inc
(c)
993 309
Dayforce Inc
(c)
568 38
Electronic Arts Inc 887 118
Fair Isaac Corp
(c)
91 114
Fidelity National Information Services Inc 2,160 160
Fiserv Inc
(c)
2,189 350
Intuit Inc 1,022 664
Jack Henry & Associates Inc 265 46
Microsoft Corp
(d)
27,100 11,402
MSCI Inc 289 162
Oracle Corp 5,814 730
Paychex Inc 1,168 143
Paycom Software Inc 176 35
PTC Inc
(c)
435 82
Roper Technologies Inc 391 219
Salesforce Inc 3,531 1,064
ServiceNow Inc
(c)
748 570
Synopsys Inc
(c)
556 318
Take-Two Interactive Software Inc
(c)
578 86
Tyler Technologies Inc
(c)
154 65
$ 17,968
Telecommunications - 1 .60%
Arista Networks Inc
(c)
919 267
AT&T Inc 26,076 459
Cisco Systems Inc 14,820 740
Corning Inc 2,799 92
Juniper Networks Inc 1,173 43
Motorola Solutions Inc 606 215
T-Mobile US Inc 1,904 311
Verizon Communications Inc 15,333 643
$ 2,770
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 475 27
Transportation - 1 .13%
CH Robinson Worldwide Inc 424 32
CSX Corp 7,206 267
Expeditors International of Washington Inc 529 64
FedEx Corp 839 243
JB Hunt Transport Services Inc 296 59
Norfolk Southern Corp 823 210
Old Dominion Freight Line Inc 654 144
Union Pacific Corp 2,223 547
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
United Parcel Service Inc 2,637 $ 392
$ 1,958
Water - 0 .05%
American Water Works Co Inc 709 87
TOTAL COMMON STOCKS $ 160,754
TOTAL PURCHASED OPTIONS - 0.03% $ 52
Total Investments $ 169,313
Other Assets and Liabilities -  2.52% 4,371
TOTAL NET ASSETS - 100.00% $ 173,684
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,504 or 2.02% of net assets.
Portfolio Summary
Sector Percent
Technology 26 .43%
Consumer, Non-cyclical 17 .09%
Communications 13 .63%
Financial 13 .04%
Consumer, Cyclical 7 .78%
Industrial 7 .04%
Money Market Funds 4 .56%
Energy 3 .72%
Utilities 2 .04%
Basic Materials 1 .78%
Exchange-Traded Funds 0 .34%
Purchased Options 0 .03%
Other Assets and Liabilities
2 .52%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 11,370 $ 16,849 $ 20,299 $ 7,920
$ 11,370 $ 16,849 $ 20,299 $ 7,920
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 130 $ — $ — $ —
$ 130 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 150 $ 15 $ 4,850 .00 04/22/2024 $ 610 $ 52 $ (558)
Total $ 610 $ 52 $ (558)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 150 $ 15 $ 4,750 .00 04/22/2024 $ (422) $ (40) $ 382
Total $ (422) $ (40) $ 382
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2024 Long 15 $ 3,981 $ 8
Total $ 8
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .44 % Shares Held Value (000's)
Money Market Funds - 0 .44%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
46,475 $ 46
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
2,874,860 2,875
$ 2,921
TOTAL INVESTMENT COMPANIES $ 2,921
COMMON STOCKS - 99 .62 % Shares Held Value (000's)
Aerospace & Defense - 9 .92%
HEICO Corp - Class A 186,085 $ 28,646
TransDigm Group Inc 29,570 36,418
$ 65,064
Beverages - 0 .38%
Brown-Forman Corp - A Shares 68 4
Brown-Forman Corp - B Shares 48,691 2,513
$ 2,517
Building Materials - 5 .61%
Martin Marietta Materials Inc 17,226 10,576
Summit Materials Inc
(d)
64,074 2,856
Vulcan Materials Co 85,643 23,373
$ 36,805
Chemicals - 0 .64%
Perimeter Solutions SA
(d)
214,967 1,595
Perimeter Solutions SA - Warrants
(d)
97,671 —
Sherwin-Williams Co/The 7,451 2,588
$ 4,183
Commercial Services - 7 .80%
CoStar Group Inc
(d)
290,275 28,041
Gartner Inc
(d)
29,061 13,852
Moody's Corp 11,912 4,682
Verisk Analytics Inc 19,462 4,588
$ 51,163
Distribution & Wholesale - 7 .00%
Copart Inc
(d)
612,233 35,461
Fastenal Co 136,026 10,493
$ 45,954
Diversified Financial Services - 1 .49%
Ares Management Corp 30,756 4,090
Brookfield Asset Management Ltd 131,200 5,513
Brookfield Reinsurance Ltd
(d),(e)
4,484 187
$ 9,790
Electric - 3 .18%
Brookfield Infrastructure Partners LP 498,634 15,562
Brookfield Renewable Corp 59,930 1,473
Brookfield Renewable Partners LP 165,439 3,843
$ 20,878
Electronics - 1 .02%
Mettler-Toledo International Inc
(d)
5,014 6,675
Entertainment - 3 .37%
Atlanta Braves Holdings Inc - C shares
(d)
3,562 139
Liberty Media Corp-Liberty Live - A Shares
(d)
623 26
Liberty Media Corp-Liberty Live - C Shares
(d)
4,607 202
Live Nation Entertainment Inc
(d)
139,468 14,752
Vail Resorts Inc 31,306 6,976
$ 22,095
Healthcare - Products - 2 .15%
Agilent Technologies Inc 46,518 6,769
Enovis Corp
(d)
12,778 798
IDEXX Laboratories Inc
(d)
8,582 4,634
Waters Corp
(d)
5,595 1,926
$ 14,127
Home Builders - 2 .46%
Lennar Corp - A Shares 41,341 7,110
Lennar Corp - B Shares 1,121 173
NVR Inc
(d)
1,091 8,837
$ 16,120
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 10 .30%
Aon PLC 13,167 $ 4,394
Arch Capital Group Ltd
(d)
129,335 11,956
Brown & Brown Inc 250,039 21,888
F&G Annuities & Life Inc 1,807 73
Fidelity National Financial Inc 608 32
Markel Group Inc
(d)
11,164 16,986
Progressive Corp/The 59,219 12,248
$ 67,577
Internet - 1 .66%
VeriSign Inc
(d)
44,028 8,344
Wix.com Ltd
(d)
18,706 2,571
$ 10,915
Lodging - 5 .41%
Hilton Worldwide Holdings Inc 133,130 28,398
Hyatt Hotels Corp 44,524 7,107
$ 35,505
Machinery - Diversified - 0 .14%
Cognex Corp 20,206 857
Esab Corp 611 68
$ 925
Media - 1 .10%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
13,507 793
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
97,895 6,422
$ 7,215
Private Equity - 9 .44%
Brookfield Corp 758,798 31,771
KKR & Co Inc 299,747 30,148
$ 61,919
Real Estate - 2 .31%
CBRE Group Inc
(d)
133,522 12,984
Howard Hughes Holdings Inc
(d)
29,485 2,141
$ 15,125
REITs - 1 .67%
SBA Communications Corp 50,643 10,974
Retail - 9 .68%
CarMax Inc
(d)
165,107 14,382
Domino's Pizza Inc 31,550 15,677
Floor & Decor Holdings Inc
(d)
2,169 281
O'Reilly Automotive Inc
(d)
27,016 30,498
Ross Stores Inc 18,055 2,650
$ 63,488
Semiconductors - 1 .62%
Microchip Technology Inc 118,632 10,643
Software - 11 .27%
ANSYS Inc
(d)
9,628 3,342
Appfolio Inc
(d)
1,873 462
Autodesk Inc
(d)
36,186 9,424
CCC Intelligent Solutions Holdings Inc
(d)
386,558 4,623
Constellation Software Inc/Canada 4,434 12,125
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,519 6,897
Lumine Group Inc
(d)
9,597 258
MSCI Inc 14,619 8,193
Roper Technologies Inc 32,792 18,391
Tyler Technologies Inc
(d)
24,049 10,221
$ 73,936
TOTAL COMMON STOCKS $ 653,593
Total Investments $ 656,514
Other Assets and Liabilities -  (0.06)% (399)
TOTAL NET ASSETS - 100.00% $ 656,115

Schedule of Investments
MidCap Account
March 31, 2024 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $46 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 27 .92%
Financial 25 .21%
Industrial 16 .69%
Technology 12 .89%
Consumer, Non-cyclical 10 .33%
Utilities 3 .18%
Communications 2 .76%
Basic Materials 0 .64%
Money Market Funds 0 .44%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 781 $ 21,735 $ 19,641 $ 2,875
$ 781 $ 21,735 $ 19,641 $ 2,875
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 19 $ — $ — $ —
$ 19 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .64 % Shares Held Value (000's)
Money Market Funds - 0 .64%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,280,787 $ 1,281
TOTAL INVESTMENT COMPANIES $ 1,281
COMMON STOCKS - 99 .24 % Shares Held Value (000's)
Aerospace & Defense - 0 .65%
RTX Corp 13,418 $ 1,309
Apparel - 0 .94%
Deckers Outdoor Corp
(c)
1,811 1,705
NIKE Inc 2,033 191
$ 1,896
Automobile Manufacturers - 2 .56%
Cummins Inc 6,154 1,814
PACCAR Inc 23,182 2,872
Tesla Inc
(c)
2,692 473
$ 5,159
Banks - 5 .06%
East West Bancorp Inc 12,742 1,008
JPMorgan Chase & Co 26,087 5,225
Morgan Stanley 19,894 1,873
PNC Financial Services Group Inc/The 12,966 2,096
$ 10,202
Beverages - 0 .74%
Keurig Dr Pepper Inc 15,367 471
Monster Beverage Corp
(c)
17,132 1,016
$ 1,487
Biotechnology - 1 .80%
Corteva Inc 22,364 1,290
Recursion Pharmaceuticals Inc
(c)
13,929 139
Regeneron Pharmaceuticals Inc
(c)
1,548 1,490
Vertex Pharmaceuticals Inc
(c)
1,699 710
$ 3,629
Building Materials - 2 .65%
CRH PLC 32,637 2,815
Trane Technologies PLC 8,428 2,530
$ 5,345
Chemicals - 0 .95%
Linde PLC 4,114 1,910
Computers - 5 .27%
Amdocs Ltd 15,375 1,389
Apple Inc 53,924 9,247
$ 10,636
Consumer Products - 1 .47%
Avery Dennison Corp 7,377 1,647
Church & Dwight Co Inc 12,593 1,313
$ 2,960
Distribution & Wholesale - 0 .42%
Pool Corp 2,095 845
Diversified Financial Services - 5 .28%
Ameriprise Financial Inc 6,081 2,666
BlackRock Inc 1,529 1,275
Nasdaq Inc 28,703 1,811
Visa Inc 17,535 4,894
$ 10,646
Electric - 2 .58%
Constellation Energy Corp 11,549 2,135
NextEra Energy Inc 23,693 1,514
Vistra Corp 22,209 1,547
$ 5,196
Electronics - 0 .34%
Atmus Filtration Technologies Inc
(c)
9,775 315
nVent Electric PLC 4,810 363
$ 678
Environmental Control - 1 .47%
Republic Services Inc 15,517 2,971
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .98%
Hershey Co/The 5,230 $ 1,017
Simply Good Foods Co/The
(c)
28,506 970
$ 1,987
Healthcare - Products - 2 .78%
Abbott Laboratories 18,674 2,122
GE HealthCare Technologies Inc 16,050 1,459
Thermo Fisher Scientific Inc 3,497 2,033
$ 5,614
Healthcare - Services - 2 .66%
HCA Healthcare Inc 7,850 2,618
UnitedHealth Group Inc 5,554 2,748
$ 5,366
Insurance - 2 .20%
Berkshire Hathaway Inc - Class B
(c)
3,858 1,622
Marsh & McLennan Cos Inc 7,975 1,643
Progressive Corp/The 5,654 1,169
$ 4,434
Internet - 9 .94%
Airbnb Inc
(c)
6,732 1,110
Alphabet Inc - A Shares
(c)
44,545 6,723
Amazon.com Inc
(c)
36,412 6,568
Meta Platforms Inc 9,806 4,762
Netflix Inc
(c)
1,139 692
Shopify Inc
(c)
2,497 193
$ 20,048
Leisure Products & Services - 0 .10%
YETI Holdings Inc
(c)
5,382 207
Machinery - Construction & Mining - 0 .99%
Caterpillar Inc 5,445 1,995
Machinery - Diversified - 0 .79%
Deere & Co 3,892 1,599
Media - 1 .15%
Comcast Corp - Class A 53,703 2,328
Miscellaneous Manufacturers - 1 .29%
Parker-Hannifin Corp 4,670 2,596
Oil & Gas - 4 .33%
Chevron Corp 9,256 1,460
EOG Resources Inc 12,530 1,602
Exxon Mobil Corp 24,809 2,884
Marathon Petroleum Corp 13,893 2,799
$ 8,745
Pharmaceuticals - 5 .92%
CVS Health Corp 18,957 1,512
Eli Lilly & Co 3,310 2,575
McKesson Corp 4,505 2,418
Merck & Co Inc 26,903 3,550
Novartis AG ADR 19,546 1,891
$ 11,946
Private Equity - 1 .12%
KKR & Co Inc 22,402 2,253
REITs - 2 .27%
American Tower Corp 1,883 372
Equinix Inc 1,277 1,054
Extra Space Storage Inc 10,253 1,507
Prologis Inc 12,703 1,654
$ 4,587
Retail - 6 .81%
Casey's General Stores Inc 5,352 1,704
Chipotle Mexican Grill Inc
(c)
78 227
Costco Wholesale Corp 4,757 3,485
Home Depot Inc/The 3,763 1,443
Lululemon Athletica Inc
(c)
393 154
O'Reilly Automotive Inc
(c)
1,752 1,978
Starbucks Corp 5,006 458
Tractor Supply Co 6,512 1,704
Ulta Beauty Inc
(c)
3,294 1,722

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Williams-Sonoma Inc 2,710 $ 861
$ 13,736
Semiconductors - 10 .40%
Advanced Micro Devices Inc
(c)
5,221 942
Broadcom Inc 4,366 5,787
Lam Research Corp 3,020 2,934
Microchip Technology Inc 15,892 1,425
NVIDIA Corp 9,086 8,210
Taiwan Semiconductor Manufacturing Co Ltd ADR 12,296 1,673
$ 20,971
Software - 10 .99%
Adobe Inc
(c)
3,375 1,703
Fair Isaac Corp
(c)
1,306 1,632
Fiserv Inc
(c)
5,939 949
Microsoft Corp 30,393 12,787
Oracle Corp 16,001 2,010
Roper Technologies Inc 1,402 786
Salesforce Inc 7,005 2,110
ServiceNow Inc
(c)
241 184
$ 22,161
Telecommunications - 1 .31%
T-Mobile US Inc 16,180 2,641
Transportation - 1 .03%
Expeditors International of Washington Inc 4,165 506
Union Pacific Corp 6,413 1,577
$ 2,083
TOTAL COMMON STOCKS $ 200,166
Total Investments $ 201,447
Other Assets and Liabilities -  0.12% 252
TOTAL NET ASSETS - 100.00% $ 201,699
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 26 .66%
Consumer, Non-cyclical 16 .35%
Financial 15 .93%
Communications 12 .40%
Consumer, Cyclical 10 .83%
Industrial 9 .21%
Energy 4 .33%
Utilities 2 .58%
Basic Materials 0 .95%
Money Market Funds 0 .64%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,040 $ 8,472 $ 8,231 $ 1,281
$ 1,040 $ 8,472 $ 8,231 $ 1,281
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .02%
Blue Chip Fund
(a)
162,847 $ 7,087
Core Fixed Income Fund
(a)
5,518,558 46,908
Diversified International Fund
(a)
757,307 10,663
Diversified Real Asset Fund
(a)
306,226 3,424
International Small Company Fund
(a)
146,605 1,548
LargeCap Growth Fund I
(a)
359,841 6,956
MidCap Fund
(a)
26,604 1,132
MidCap Value Fund I
(a)
234,578 4,218
Origin Emerging Markets Fund
(a)
239,950 2,423
SmallCap Growth Fund I
(a),(b)
89,932 1,366
SmallCap Value Fund II
(a)
107,978 1,360
$ 87,085
Principal Funds, Inc. Institutional Class - 41 .98%
Equity Income Fund
(a)
160,644 6,488
High Income Fund
(a)
1,090,714 8,977
Inflation Protection Fund
(a)
1,039,132 7,960
LargeCap S&P 500 Index Fund
(a)
268,711 6,919
LargeCap Value Fund III
(a)
337,969 6,614
MidCap Growth Fund III
(a),(b)
255,763 3,153
Overseas Fund
(a)
407,645 4,411
Short-Term Income Fund
(a)
1,560,138 18,488
$ 63,010
TOTAL INVESTMENT COMPANIES $ 150,095
Total Investments $ 150,095
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 150,090
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54 .85%
Domestic Equity Funds 30 .18%
International Equity Funds 12 .69%
Specialty Funds 2 .28%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,627 $ 95 $ 1,330 $ 7,087
Core Fixed Income Fund 47,695 3,032 3,152 46,908
Diversified International Fund 10,004 812 929 10,663
Diversified Real Asset Fund 3,457 167 236 3,424
Equity Income Fund 6,368 306 642 6,488
High Income Fund 8,891 635 549 8,977
Inflation Protection Fund 8,060 450 548 7,960
International Small Company Fund 1,495 133 154 1,548
LargeCap Growth Fund I 7,430 95 1,308 6,956
LargeCap S&P 500 Index Fund 7,005 90 870 6,919
LargeCap Value Fund III 6,259 459 642 6,614
MidCap Fund 1,136 20 140 1,132
MidCap Growth Fund III 3,243 47 359 3,153
MidCap Value Fund I 4,256 66 485 4,218
Origin Emerging Markets Fund 2,466 54 220 2,423
Overseas Fund 5,511 64 1,193 4,411
Short-Term Income Fund 18,471 1,184 1,197 18,488
SmallCap Growth Fund I 1,333 95 157 1,366
SmallCap Value Fund II 1,371 94 151 1,360
$ 152,078 $ 7,898 $ 14,262 $ 150,095
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 761 $ — $ (66)
Core Fixed Income Fund 399 (207) — (460)
Diversified International Fund — 21 — 755
Diversified Real Asset Fund 20 (2) — 38
Equity Income Fund 33 175 — 281
High Income Fund 147 (6) — 6
Inflation Protection Fund — (2) — —
International Small Company Fund — (1) — 75
LargeCap Growth Fund I — (80) — 819
LargeCap S&P 500 Index Fund — 27 — 667
LargeCap Value Fund III — 10 — 528
MidCap Fund — 71 — 45
MidCap Growth Fund III — 24 — 198
MidCap Value Fund I — (1) — 382
Origin Emerging Markets Fund — 6 — 117
Overseas Fund — 27 — 2
Short-Term Income Fund 157 10 — 20
SmallCap Growth Fund I — 11 — 84
SmallCap Value Fund II — 2 — 44
$ 756 $ 846 $ — $ 3,535
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .94%
Blue Chip Fund
(a)
440,608 $ 19,175
Core Fixed Income Fund
(a)
11,680,307 99,283
Diversified International Fund
(a)
2,048,764 28,847
International Small Company Fund
(a)
400,369 4,228
LargeCap Growth Fund I
(a)
973,769 18,823
MidCap Fund
(a)
78,530 3,342
MidCap Value Fund I
(a)
635,178 11,420
Origin Emerging Markets Fund
(a)
649,746 6,562
Real Estate Securities Fund
(a)
241,022 6,537
SmallCap Growth Fund I
(a),(b)
234,390 3,560
SmallCap Value Fund II
(a)
306,733 3,865
$ 205,642
Principal Funds, Inc. Institutional Class - 30 .06%
Equity Income Fund
(a)
435,202 17,578
High Income Fund
(a)
1,691,890 13,924
LargeCap S&P 500 Index Fund
(a)
726,846 18,716
LargeCap Value Fund III
(a)
915,349 17,913
MidCap Growth Fund III
(a),(b)
672,567 8,293
Overseas Fund
(a)
1,104,209 11,948
$ 88,372
TOTAL INVESTMENT COMPANIES $ 294,014
Total Investments $ 294,014
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 294,008
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43 .95%
Fixed Income Funds 38 .51%
International Equity Funds 17 .54%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 19,114 $ 848 $ 2,598 $ 19,175
Core Fixed Income Fund 92,919 11,211 3,569 99,283
Diversified International Fund 25,009 3,243 1,462 28,847
Equity Income Fund 16,142 1,352 1,128 17,578
High Income Fund 12,765 1,616 461 13,924
International Small Company Fund 4,107 253 329 4,228
LargeCap Growth Fund I 18,620 848 2,566 18,823
LargeCap S&P 500 Index Fund 16,939 1,025 1,018 18,716
LargeCap Value Fund III 15,884 1,698 1,103 17,913
MidCap Fund 3,091 179 262 3,342
MidCap Growth Fund III 7,946 409 634 8,293
MidCap Value Fund I 10,692 588 875 11,420
Origin Emerging Markets Fund 6,205 384 349 6,562
Overseas Fund 13,330 580 2,078 11,948
Real Estate Securities Fund 6,478 455 244 6,537
SmallCap Growth Fund I 3,210 391 285 3,560
SmallCap Value Fund II 3,614 404 290 3,865
$ 276,065 $ 25,484 $ 19,251 $ 294,014
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 86 $ — $ 1,725
Core Fixed Income Fund 812 1 — (1,279)
Diversified International Fund — 6 — 2,051
Equity Income Fund 88 4 — 1,208
High Income Fund 221 (1) — 5
International Small Company Fund — — — 197
LargeCap Growth Fund I — (1) — 1,922
LargeCap S&P 500 Index Fund — 15 — 1,755
LargeCap Value Fund III — 2 — 1,432
MidCap Fund — — — 334
MidCap Growth Fund III — — — 572
MidCap Value Fund I — 1 — 1,014
Origin Emerging Markets Fund — 1 — 321
Overseas Fund — 17 — 99
Real Estate Securities Fund 38 1 — (153)
SmallCap Growth Fund I — 4 — 240
SmallCap Value Fund II — (1) — 138
$ 1,159 $ 135 $ — $ 11,581
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .12%
Blue Chip Fund
(a)
320,490 $ 13,948
Core Fixed Income Fund
(a)
2,779,832 23,629
Diversified International Fund
(a)
1,488,773 20,962
International Small Company Fund
(a)
289,163 3,054
LargeCap Growth Fund I
(a)
708,148 13,688
MidCap Fund
(a)
67,383 2,868
MidCap Value Fund I
(a)
458,365 8,241
Origin Emerging Markets Fund
(a)
471,783 4,765
Real Estate Securities Fund
(a)
127,910 3,469
SmallCap Growth Fund I
(a),(b)
172,795 2,625
SmallCap Value Fund II
(a)
217,345 2,738
$ 99,987
Principal Funds, Inc. Institutional Class - 36 .88%
Equity Income Fund
(a)
315,975 12,762
High Income Fund
(a)
574,480 4,728
LargeCap S&P 500 Index Fund
(a)
528,631 13,612
LargeCap Value Fund III
(a)
664,790 13,010
MidCap Growth Fund III
(a),(b)
456,493 5,629
Overseas Fund
(a)
802,118 8,679
$ 58,420
TOTAL INVESTMENT COMPANIES $ 158,407
Total Investments $ 158,407
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 158,401
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 58 .44%
International Equity Funds 23 .65%
Fixed Income Funds 17 .91%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 13,879 $ 341 $ 1,584 $ 13,948
Core Fixed Income Fund 22,885 2,135 1,074 23,629
Diversified International Fund 18,411 2,060 1,016 20,962
Equity Income Fund 11,732 858 709 12,762
High Income Fund 4,473 452 198 4,728
International Small Company Fund 2,989 99 178 3,054
LargeCap Growth Fund I 13,527 341 1,572 13,688
LargeCap S&P 500 Index Fund 12,856 337 903 13,612
LargeCap Value Fund III 11,561 1,117 711 13,010
MidCap Fund 2,672 69 161 2,868
MidCap Growth Fund III 5,435 162 356 5,629
MidCap Value Fund I 7,784 229 507 8,241
Origin Emerging Markets Fund 4,576 197 244 4,765
Overseas Fund 9,638 231 1,283 8,679
Real Estate Securities Fund 3,511 198 160 3,469
SmallCap Growth Fund I 2,388 249 193 2,625
SmallCap Value Fund II 2,578 257 195 2,738
$ 150,895 $ 9,332 $ 11,044 $ 158,407
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 11 $ — $ 1,301
Core Fixed Income Fund 196 — — (317)
Diversified International Fund — 2 — 1,505
Equity Income Fund 64 — — 881
High Income Fund 75 — — 1
International Small Company Fund — — — 144
LargeCap Growth Fund I — 9 — 1,383
LargeCap S&P 500 Index Fund — 12 — 1,310
LargeCap Value Fund III — — — 1,043
MidCap Fund — 6 — 282
MidCap Growth Fund III — — — 388
MidCap Value Fund I — 1 — 734
Origin Emerging Markets Fund — — — 236
Overseas Fund — 1 — 92
Real Estate Securities Fund 20 — — (80)
SmallCap Growth Fund I — 4 — 177
SmallCap Value Fund II — — — 98
$ 355 $ 46 $ — $ 9,178
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .03%
Blue Chip Fund
(a)
182,489 $ 7,942
Core Fixed Income Fund
(a)
193,397 1,644
Diversified International Fund
(a)
848,151 11,942
International Small Company Fund
(a)
165,275 1,745
LargeCap Growth Fund I
(a)
403,291 7,796
MidCap Fund
(a)
38,723 1,648
MidCap Value Fund I
(a)
262,425 4,718
Origin Emerging Markets Fund
(a)
268,866 2,716
Real Estate Securities Fund
(a)
60,945 1,653
SmallCap Growth Fund I
(a),(b)
98,909 1,502
SmallCap Value Fund II
(a)
124,283 1,566
$ 44,872
Principal Funds, Inc. Institutional Class - 40 .98%
Equity Income Fund
(a)
180,116 7,275
High Income Fund
(a)
71,229 586
LargeCap S&P 500 Index Fund
(a)
301,062 7,752
LargeCap Value Fund III
(a)
378,886 7,415
MidCap Growth Fund III
(a),(b)
257,794 3,179
Overseas Fund
(a)
457,254 4,947
$ 31,154
TOTAL INVESTMENT COMPANIES $ 76,026
Total Investments $ 76,026
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 76,021
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .99%
International Equity Funds 28 .09%
Fixed Income Funds 2 .93%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 7,679 $ 255 $ 724 $ 7,942
Core Fixed Income Fund 2,057 154 538 1,644
Diversified International Fund 10,173 1,348 426 11,942
Equity Income Fund 6,492 595 307 7,275
High Income Fund 710 56 180 586
International Small Company Fund 1,627 114 79 1,745
LargeCap Growth Fund I 7,493 255 728 7,796
LargeCap S&P 500 Index Fund 7,037 292 310 7,752
LargeCap Value Fund III 6,378 757 306 7,415
MidCap Fund 1,491 54 59 1,648
MidCap Growth Fund III 2,974 125 135 3,179
MidCap Value Fund I 4,319 177 192 4,718
Origin Emerging Markets Fund 2,529 158 102 2,716
Overseas Fund 5,358 175 641 4,947
Real Estate Securities Fund 1,632 127 70 1,653
SmallCap Growth Fund I 1,327 166 93 1,502
SmallCap Value Fund II 1,431 170 91 1,566
$ 70,707 $ 4,978 $ 4,981 $ 76,026
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5 $ — $ 727
Core Fixed Income Fund 15 (15) — (14)
Diversified International Fund — (1) — 848
Equity Income Fund 37 — — 495
High Income Fund 10 — — —
International Small Company Fund — — — 83
LargeCap Growth Fund I — 4 — 772
LargeCap S&P 500 Index Fund — — — 733
LargeCap Value Fund III — — — 586
MidCap Fund — — — 162
MidCap Growth Fund III — — — 215
MidCap Value Fund I — — — 414
Origin Emerging Markets Fund — — — 131
Overseas Fund — (3) — 58
Real Estate Securities Fund 10 — — (36)
SmallCap Growth Fund I — 1 — 101
SmallCap Value Fund II — (1) — 57
$ 72 $ (10) $ — $ 5,332
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .05%
Blue Chip Fund
(a)
57,544 $ 2,504
Core Fixed Income Fund
(a)
61,913 526
Diversified International Fund
(a)
267,794 3,771
International Small Company Fund
(a)
52,474 554
LargeCap Growth Fund I
(a)
127,208 2,459
MidCap Fund
(a)
12,212 520
MidCap Value Fund I
(a)
83,020 1,493
Origin Emerging Markets Fund
(a)
85,001 859
Real Estate Securities Fund
(a)
19,330 524
SmallCap Growth Fund I
(a),(b)
31,501 478
SmallCap Value Fund II
(a)
39,548 498
$ 14,186
Principal Funds, Inc. Institutional Class - 40 .97%
Equity Income Fund
(a)
56,918 2,299
High Income Fund
(a)
22,731 187
LargeCap S&P 500 Index Fund
(a)
94,986 2,446
LargeCap Value Fund III
(a)
119,681 2,342
MidCap Growth Fund III
(a),(b)
81,616 1,006
Overseas Fund
(a)
144,500 1,564
$ 9,844
TOTAL INVESTMENT COMPANIES $ 24,030
Total Investments $ 24,030
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 24,025
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .95%
International Equity Funds 28 .10%
Fixed Income Funds 2 .97%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,296 $ 179 $ 198 $ 2,504
Core Fixed Income Fund 639 84 188 526
Diversified International Fund 3,096 562 150 3,771
Equity Income Fund 1,979 259 93 2,299
High Income Fund 219 29 62 187
International Small Company Fund 506 52 30 554
LargeCap Growth Fund I 2,242 179 202 2,459
LargeCap S&P 500 Index Fund 2,118 194 93 2,446
LargeCap Value Fund III 1,942 310 94 2,342
MidCap Fund 447 43 20 520
MidCap Growth Fund III 910 86 57 1,006
MidCap Value Fund I 1,316 122 75 1,493
Origin Emerging Markets Fund 766 88 36 859
Overseas Fund 1,593 123 170 1,564
Real Estate Securities Fund 499 62 25 524
SmallCap Growth Fund I 419 61 34 478
SmallCap Value Fund II 449 61 29 498
$ 21,436 $ 2,494 $ 1,556 $ 24,030
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 227
Core Fixed Income Fund 5 1 — (10)
Diversified International Fund — — — 263
Equity Income Fund 11 — — 154
High Income Fund 3 — — 1
International Small Company Fund — — — 26
LargeCap Growth Fund I — — — 240
LargeCap S&P 500 Index Fund — — — 227
LargeCap Value Fund III — — — 184
MidCap Fund — — — 50
MidCap Growth Fund III — — — 67
MidCap Value Fund I — — — 130
Origin Emerging Markets Fund — — — 41
Overseas Fund — (1) — 19
Real Estate Securities Fund 3 — — (12)
SmallCap Growth Fund I — — — 32
SmallCap Value Fund II — — — 17
$ 22 $ — $ — $ 1,656
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .44%
Blue Chip Fund
(a)
47,317 $ 2,059
Core Fixed Income Fund
(a)
2,143,077 18,216
Diversified International Fund
(a)
220,018 3,098
Diversified Real Asset Fund
(a)
111,552 1,247
International Small Company Fund
(a)
42,580 450
LargeCap Growth Fund I
(a)
104,556 2,021
MidCap Fund
(a)
8,097 345
MidCap Value Fund I
(a)
68,191 1,226
Origin Emerging Markets Fund
(a)
69,731 704
SmallCap Growth Fund I
(a),(b)
25,338 385
SmallCap Value Fund II
(a)
32,385 408
$ 30,159
Principal Funds, Inc. Institutional Class - 44 .56%
Equity Income Fund
(a)
46,673 1,885
High Income Fund
(a)
452,738 3,726
Inflation Protection Fund
(a)
430,172 3,295
LargeCap S&P 500 Index Fund
(a)
78,045 2,010
LargeCap Value Fund III
(a)
98,195 1,922
MidCap Growth Fund III
(a),(b)
73,010 900
Overseas Fund
(a)
118,462 1,282
Short-Term Income Fund
(a)
777,807 9,217
$ 24,237
TOTAL INVESTMENT COMPANIES $ 54,396
Total Investments $ 54,396
Other Assets and Liabilities -  0.00% (2)
TOTAL NET ASSETS - 100.00% $ 54,394
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .34%
Domestic Equity Funds 24 .19%
International Equity Funds 10 .18%
Specialty Funds 2 .29%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,234 $ 28 $ 407 $ 2,059
Core Fixed Income Fund 18,865 988 1,372 18,216
Diversified International Fund 2,883 293 303 3,098
Diversified Real Asset Fund 1,309 29 101 1,247
Equity Income Fund 1,873 81 202 1,885
High Income Fund 3,756 225 255 3,726
Inflation Protection Fund 3,399 152 255 3,295
International Small Company Fund 473 8 53 450
LargeCap Growth Fund I 2,174 28 397 2,021
LargeCap S&P 500 Index Fund 2,045 28 264 2,010
LargeCap Value Fund III 1,833 141 209 1,922
MidCap Fund 347 6 43 345
MidCap Growth Fund III 934 14 111 900
MidCap Value Fund I 1,246 19 151 1,226
Origin Emerging Markets Fund 737 11 80 704
Overseas Fund 1,590 19 336 1,282
Short-Term Income Fund 9,377 494 669 9,217
SmallCap Growth Fund I 377 29 48 385
SmallCap Value Fund II 412 30 48 408
$ 55,864 $ 2,623 $ 5,304 $ 54,396
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 90 $ — $ 114
Core Fixed Income Fund 156 (95) — (170)
Diversified International Fund — 8 — 217
Diversified Real Asset Fund 7 (2) — 12
Equity Income Fund 10 (8) — 141
High Income Fund 61 (18) — 18
Inflation Protection Fund — — — (1)
International Small Company Fund — — — 22
LargeCap Growth Fund I — (25) — 241
LargeCap S&P 500 Index Fund — 3 — 198
LargeCap Value Fund III — 1 — 156
MidCap Fund — (5) — 40
MidCap Growth Fund III — 8 — 55
MidCap Value Fund I — — — 112
Origin Emerging Markets Fund — 2 — 34
Overseas Fund — 15 — (6)
Short-Term Income Fund 79 (7) — 22
SmallCap Growth Fund I — 3 — 24
SmallCap Value Fund II — (2) — 16
$ 313 $ (32) $ — $ 1,245
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
100 $ —
TOTAL INVESTMENT COMPANIES $ —
COMMON STOCKS - 99 .10 % Shares Held Value (000's)
Entertainment - 0 .79%
Marriott Vacations Worldwide Corp 10,805 $ 1,164
REITs - 98 .31%
Agree Realty Corp 13,925 795
Alexandria Real Estate Equities Inc 27,714 3,573
American Healthcare REIT Inc 58,357 861
American Homes 4 Rent 112,158 4,125
American Tower Corp 75,512 14,920
Americold Realty Trust Inc 96,171 2,397
Apartment Income REIT Corp 53,459 1,736
Apple Hospitality REIT Inc 86,200 1,412
AvalonBay Communities Inc 37,907 7,034
Broadstone Net Lease Inc 122,623 1,921
Cousins Properties Inc 78,109 1,878
DiamondRock Hospitality Co 108,264 1,040
Digital Realty Trust Inc 33,922 4,886
Equinix Inc 12,139 10,019
Essex Property Trust Inc 18,973 4,645
Extra Space Storage Inc 53,194 7,819
First Industrial Realty Trust Inc 17,165 902
Gaming and Leisure Properties Inc 61,769 2,846
Healthcare Realty Trust Inc 82,738 1,171
InvenTrust Properties Corp 30,082 773
Invitation Homes Inc 153,594 5,469
Kilroy Realty Corp 37,460 1,365
National Health Investors Inc 20,699 1,300
NETSTREIT Corp 55,330 1,016
NNN REIT Inc 54,999 2,351
Prologis Inc 75,090 9,778
Regency Centers Corp 76,299 4,621
Rexford Industrial Realty Inc 88,250 4,439
Sabra Health Care REIT Inc 174,747 2,581
Saul Centers Inc 7,418 286
SBA Communications Corp 25,593 5,546
Simon Property Group Inc 8,180 1,280
Sun Communities Inc 27,840 3,580
Terreno Realty Corp 46,256 3,071
Ventas Inc 162,452 7,073
VICI Properties Inc 180,767 5,385
Welltower Inc 94,249 8,807
Weyerhaeuser Co 26,693 959
$ 143,660
TOTAL COMMON STOCKS $ 144,824
Total Investments $ 144,824
Other Assets and Liabilities -  0.90% 1,308
TOTAL NET ASSETS - 100.00% $ 146,132
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 98 .31%
Consumer, Cyclical 0 .79%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .90%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 226 $ 8,086 $ 8,312 $ —
$ 226 $ 8,086 $ 8,312 $ —
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
4,780,321 $ 4,780
Principal Exchange-Traded Funds - 14 .24%
Principal U.S. Mega-Cap ETF
(a)
1,348,807 69,275
Principal U.S. Small-Cap ETF
(a)
348,600 17,281
$ 86,556
Principal Funds, Inc. Class R-6 - 46 .11%
Blue Chip Fund
(a)
1,217,380 52,980
Core Fixed Income Fund
(a)
11,121,805 94,535
Diversified International Fund
(a)
1,628,714 22,932
Diversified Real Asset Fund
(a)
1,761,039 19,689
High Yield Fund
(a)
3,300,276 22,046
International Equity Index Fund
(a)
245,879 2,887
International Small Company Fund
(a)
561,570 5,930
LargeCap Growth Fund I
(a)
1,071,721 20,716
Origin Emerging Markets Fund
(a)
1,172,721 11,845
Small-MidCap Dividend Income Fund
(a)
501,706 9,522
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,895,061 17,113
$ 280,195
Principal Funds, Inc. Institutional Class - 28 .16%
Bond Market Index Fund
(a)
3,004,598 25,299
Finisterre Emerging Markets Total Return Bond
Fund
(a)
888,524 7,899
Inflation Protection Fund
(a)
1,310,183 10,036
LargeCap S&P 500 Index Fund
(a)
478,290 12,316
LargeCap Value Fund III
(a)
1,469,954 28,767
Overseas Fund
(a)
1,796,194 19,435
Principal Capital Appreciation Fund
(a)
731,664 56,367
Short-Term Income Fund
(a)
927,983 10,996
$ 171,115
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .72%
Equity Income Account
(a)
1,455,031 43,214
Government & High Quality Bond Account
(a)
962,847 8,011
MidCap Account
(a),(c)
117,457 8,220
Real Estate Securities Account
(a)
320,122 5,695
$ 65,140
TOTAL INVESTMENT COMPANIES $ 607,786
Total Investments $ 607,786
Other Assets and Liabilities -  (0.02)% (139)
TOTAL NET ASSETS - 100.00% $ 607,647
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 53 .38%
Fixed Income Funds 32 .25%
International Equity Funds 10 .36%
Specialty Funds 3 .24%
Money Market Funds 0 .79%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 51,944 $ 85 $ 4,108 $ 52,980
Bond Market Index Fund 26,612 23 1,116 25,299
Core Fixed Income Fund 85,913 10,433 669 94,535
Diversified International Fund 22,363 46 1,161 22,932
Diversified Real Asset Fund 18,415 1,099 60 19,689
Equity Income Account 42,827 80 2,958 43,214
Finisterre Emerging Markets Total Return Bond Fund 7,888 255 272 7,899
Government & High Quality Bond Account 8,314 77 279 8,011
High Yield Fund 22,218 448 653 22,046
Inflation Protection Fund 10,156 231 350 10,036
International Equity Index Fund 3,005 8 286 2,887
International Small Company Fund 5,934 8 294 5,930
LargeCap Growth Fund I 20,361 — 1,771 20,716
LargeCap S&P 500 Index Fund 12,393 23 1,343 12,316
LargeCap Value Fund III 21,904 5,180 517 28,767
MidCap Account 9,607 18 2,412 8,220
Origin Emerging Markets Fund 12,950 4 1,751 11,845
Overseas Fund 17,096 2,180 170 19,435
Principal Capital Appreciation Fund 55,621 — 5,629 56,367
Principal Government Money Market Fund - Class R-6 5.22% 3,115 2,015 350 4,780
Principal U.S. Mega-Cap ETF 69,009 — 6,326 69,275
Principal U.S. Small-Cap ETF 16,025 — — 17,281
Real Estate Securities Account 6,088 13 293 5,695
Short-Term Income Fund 11,181 170 373 10,996
Small-MidCap Dividend Income Fund 12,186 37 3,470 9,522
Spectrum Preferred and Capital Securities Income Fund 17,289 227 809 17,113
$ 590,414 $ 22,660 $ 37,420 $ 607,786
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,758 $ — $ 2,301
Bond Market Index Fund — (43) — (177)
Core Fixed Income Fund 747 (75) — (1,067)
Diversified International Fund — 99 — 1,585
Diversified Real Asset Fund 115 (7) — 242
Equity Income Account — 773 — 2,492
Finisterre Emerging Markets Total Return Bond Fund 175 (51) — 79
Government & High Quality Bond Account — (16) — (85)
High Yield Fund 357 (35) — 68
Inflation Protection Fund — (51) — 50
International Equity Index Fund — 10 — 150
International Small Company Fund — 5 — 277
LargeCap Growth Fund I — (180) — 2,306
LargeCap S&P 500 Index Fund — 158 — 1,085
LargeCap Value Fund III — (19) — 2,219
MidCap Account — 565 — 442
Origin Emerging Markets Fund — (400) — 1,042
Overseas Fund — (8) — 337
Principal Capital Appreciation Fund — 559 — 5,816
Principal Government Money Market Fund - Class R-6 5.22% 45 — — —
Principal U.S. Mega-Cap ETF — 794 — 5,798
Principal U.S. Small-Cap ETF — — — 1,256
Real Estate Securities Account — (10) — (103)
Short-Term Income Fund 97 (10) — 28
Small-MidCap Dividend Income Fund 37 339 — 430
Spectrum Preferred and Capital Securities Income Fund 215 (105) — 511
$ 1,788 $ 5,050 $ — $ 27,082
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .72%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,204,694 $ 1,205
Principal Exchange-Traded Funds - 9 .74%
Principal U.S. Mega-Cap ETF
(a)
256,030 13,150
Principal U.S. Small-Cap ETF
(a)
64,200 3,182
$ 16,332
Principal Funds, Inc. Class R-6 - 50 .56%
Blue Chip Fund
(a)
218,364 9,503
Core Fixed Income Fund
(a)
5,277,877 44,862
Diversified International Fund
(a)
301,430 4,244
Diversified Real Asset Fund
(a)
397,644 4,446
High Yield Fund
(a)
1,046,857 6,993
International Equity Index Fund
(a)
69,109 811
International Small Company Fund
(a)
91,822 970
LargeCap Growth Fund I
(a)
105,003 2,030
Origin Emerging Markets Fund
(a)
204,084 2,061
Small-MidCap Dividend Income Fund
(a)
129,561 2,459
Spectrum Preferred and Capital Securities Income
Fund
(a)
709,609 6,408
$ 84,787
Principal Funds, Inc. Institutional Class - 28 .96%
Bond Market Index Fund
(a)
1,928,960 16,242
Finisterre Emerging Markets Total Return Bond
Fund
(a)
422,411 3,755
Inflation Protection Fund
(a)
771,992 5,913
LargeCap S&P 500 Index Fund
(a)
101,233 2,607
LargeCap Value Fund III
(a)
156,100 3,055
Overseas Fund
(a)
258,754 2,800
Principal Capital Appreciation Fund
(a)
128,611 9,908
Short-Term Income Fund
(a)
361,082 4,279
$ 48,559
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .04%
Equity Income Account
(a)
362,396 10,763
Government & High Quality Bond Account
(a)
467,098 3,886
MidCap Account
(a),(c)
12,669 887
Real Estate Securities Account
(a)
72,984 1,298
$ 16,834
TOTAL INVESTMENT COMPANIES $ 167,717
Total Investments $ 167,717
Other Assets and Liabilities -  (0.02)% (38)
TOTAL NET ASSETS - 100.00% $ 167,679
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 55 .07%
Domestic Equity Funds 35 .09%
International Equity Funds 6 .49%
Specialty Funds 2 .65%
Money Market Funds 0 .72%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 9,567 $ — $ 983 $ 9,503
Bond Market Index Fund 18,015 11 1,629 16,242
Core Fixed Income Fund 41,677 3,743 — 44,862
Diversified International Fund 4,126 34 227 4,244
Diversified Real Asset Fund 4,602 105 306 4,446
Equity Income Account 10,315 152 505 10,763
Finisterre Emerging Markets Total Return Bond Fund 3,827 139 224 3,755
Government & High Quality Bond Account 3,976 123 166 3,886
High Yield Fund 7,009 251 278 6,993
Inflation Protection Fund 6,077 92 255 5,913
International Equity Index Fund 863 16 114 811
International Small Company Fund 1,012 23 111 970
LargeCap Growth Fund I 2,047 — 228 2,030
LargeCap S&P 500 Index Fund 2,538 49 237 2,607
LargeCap Value Fund III 2,029 872 72 3,055
MidCap Account 1,705 — 940 887
Origin Emerging Markets Fund 2,264 — 320 2,061
Overseas Fund 1,680 1,060 3 2,800
Principal Capital Appreciation Fund 10,080 — 1,306 9,908
Principal Government Money Market Fund - Class R-6 5.22% 1,227 130 152 1,205
Principal U.S. Mega-Cap ETF 13,375 — 1,493 13,150
Principal U.S. Small-Cap ETF 2,951 — — 3,182
Real Estate Securities Account 1,279 150 109 1,298
Short-Term Income Fund 4,271 168 168 4,279
Small-MidCap Dividend Income Fund 2,418 58 197 2,459
Spectrum Preferred and Capital Securities Income Fund 6,423 193 361 6,408
$ 165,353 $ 7,369 $ 10,384 $ 167,717
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 510 $ — $ 409
Bond Market Index Fund — (103) — (52)
Core Fixed Income Fund 365 — — (558)
Diversified International Fund — 14 — 297
Diversified Real Asset Fund 26 (44) — 89
Equity Income Account — 31 — 770
Finisterre Emerging Markets Total Return Bond Fund 83 (42) — 55
Government & High Quality Bond Account — (9) — (38)
High Yield Fund 113 (4) — 15
Inflation Protection Fund — (37) — 36
International Equity Index Fund — 4 — 42
International Small Company Fund — 2 — 44
LargeCap Growth Fund I — 29 — 182
LargeCap S&P 500 Index Fund — 19 — 238
LargeCap Value Fund III — 2 — 224
MidCap Account — 191 — (69)
Origin Emerging Markets Fund — (26) — 143
Overseas Fund — — — 63
Principal Capital Appreciation Fund — 129 — 1,005
Principal Government Money Market Fund - Class R-6 5.22% 17 — — —
Principal U.S. Mega-Cap ETF — 186 — 1,082
Principal U.S. Small-Cap ETF — — — 231
Real Estate Securities Account — (4) — (18)
Short-Term Income Fund 37 (4) — 12
Small-MidCap Dividend Income Fund 9 10 — 170
Spectrum Preferred and Capital Securities Income Fund 81 (46) — 199
$ 731 $ 808 $ — $ 4,571
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .83%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
3,405,603 $ 3,406
Principal Exchange-Traded Funds - 16 .00%
Principal U.S. Mega-Cap ETF
(a)
982,311 50,451
Principal U.S. Small-Cap ETF
(a)
299,400 14,842
$ 65,293
Principal Funds, Inc. Class R-6 - 40 .92%
Blue Chip Fund
(a)
1,167,802 50,823
Core Fixed Income Fund
(a)
3,541,605 30,104
Diversified International Fund
(a)
1,236,279 17,407
Diversified Real Asset Fund
(a)
1,293,967 14,466
High Yield Fund
(a)
854,806 5,710
International Equity Index Fund
(a)
328,034 3,851
International Small Company Fund
(a)
594,328 6,276
LargeCap Growth Fund I
(a)
923,713 17,855
Origin Emerging Markets Fund
(a)
1,009,787 10,199
Small-MidCap Dividend Income Fund
(a)
290,204 5,508
Spectrum Preferred and Capital Securities Income
Fund
(a)
534,034 4,822
$ 167,021
Principal Funds, Inc. Institutional Class - 28 .19%
Bond Market Index Fund
(a)
993,984 8,369
Finisterre Emerging Markets Total Return Bond
Fund
(a)
310,960 2,765
Inflation Protection Fund
(a)
312,419 2,393
LargeCap S&P 500 Index Fund
(a)
386,653 9,956
LargeCap Value Fund III
(a)
1,307,488 25,588
Overseas Fund
(a)
1,481,735 16,032
Principal Capital Appreciation Fund
(a)
648,308 49,946
$ 115,049
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .09%
Equity Income Account
(a)
1,488,301 44,203
Government & High Quality Bond Account
(a)
265,078 2,205
MidCap Account
(a),(c)
82,176 5,751
Real Estate Securities Account
(a)
301,528 5,364
$ 57,523
TOTAL INVESTMENT COMPANIES $ 408,292
Total Investments $ 408,292
Other Assets and Liabilities -  (0.03)% (109)
TOTAL NET ASSETS - 100.00% $ 408,183
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68 .66%
Fixed Income Funds 13 .82%
International Equity Funds 13 .18%
Specialty Funds 3 .54%
Money Market Funds 0 .83%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 48,081 $ 90 $ 2,094 $ 50,823
Bond Market Index Fund 8,949 53 558 8,369
Core Fixed Income Fund 24,762 5,664 — 30,104
Diversified International Fund 22,243 56 6,301 17,407
Diversified Real Asset Fund 13,346 1,017 74 14,466
Equity Income Account 40,822 680 549 44,203
Finisterre Emerging Markets Total Return Bond Fund 2,959 92 295 2,765
Government & High Quality Bond Account 2,416 33 214 2,205
High Yield Fund 5,857 163 319 5,710
Inflation Protection Fund 2,539 65 211 2,393
International Equity Index Fund 3,867 32 262 3,851
International Small Company Fund 5,496 501 19 6,276
LargeCap Growth Fund I 17,090 31 1,077 17,855
LargeCap S&P 500 Index Fund 9,838 88 969 9,956
LargeCap Value Fund III 19,565 4,267 206 25,588
MidCap Account 7,245 15 2,228 5,751
Origin Emerging Markets Fund 10,895 60 1,282 10,199
Overseas Fund 9,484 6,225 39 16,032
Principal Capital Appreciation Fund 47,164 — 2,751 49,946
Principal Government Money Market Fund - Class R-6 5.22% 2,748 809 151 3,406
Principal U.S. Mega-Cap ETF 48,131 — 2,328 50,451
Principal U.S. Small-Cap ETF 13,763 — — 14,842
Real Estate Securities Account 5,829 50 404 5,364
Small-MidCap Dividend Income Fund 8,317 29 3,311 5,508
Spectrum Preferred and Capital Securities Income Fund 4,939 113 347 4,822
$ 386,345 $ 20,133 $ 25,989 $ 408,292
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 953 $ — $ 3,793
Bond Market Index Fund — (25) — (50)
Core Fixed Income Fund 223 — — (322)
Diversified International Fund — 826 — 583
Diversified Real Asset Fund 84 (10) — 187
Equity Income Account — 25 — 3,225
Finisterre Emerging Markets Total Return Bond Fund 63 (55) — 64
Government & High Quality Bond Account — (21) — (9)
High Yield Fund 94 (20) — 29
Inflation Protection Fund — (22) — 22
International Equity Index Fund — 10 — 204
International Small Company Fund — — — 298
LargeCap Growth Fund I — (156) — 1,967
LargeCap S&P 500 Index Fund — 113 — 886
LargeCap Value Fund III — (13) — 1,975
MidCap Account — 499 — 220
Origin Emerging Markets Fund — (237) — 763
Overseas Fund — (2) — 364
Principal Capital Appreciation Fund — 285 — 5,248
Principal Government Money Market Fund - Class R-6 5.22% 41 — — —
Principal U.S. Mega-Cap ETF — 280 — 4,368
Principal U.S. Small-Cap ETF — — — 1,079
Real Estate Securities Account — (16) — (95)
Small-MidCap Dividend Income Fund 21 369 — 104
Spectrum Preferred and Capital Securities Income Fund 62 (44) — 161
$ 588 $ 2,739 $ — $ 25,064
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,249,718 $ 1,250
Principal Exchange-Traded Funds - 9 .02%
Principal Active High Yield ETF
(a)
121,116 2,321
Principal U.S. Mega-Cap ETF
(a)
175,407 9,009
Principal U.S. Small-Cap ETF
(a)
15,000 743
$ 12,073
Principal Funds, Inc. Class R-6 - 50 .15%
Blue Chip Fund
(a)
61,045 2,657
Core Fixed Income Fund
(a)
5,259,928 44,709
Diversified International Fund
(a)
236,945 3,336
Diversified Real Asset Fund
(a)
171,510 1,918
Global Real Estate Securities Fund
(a)
74,279 679
High Yield Fund
(a)
708,108 4,730
LargeCap Growth Fund I
(a)
66,211 1,280
Small-MidCap Dividend Income Fund
(a)
129,597 2,460
Spectrum Preferred and Capital Securities Income
Fund
(a)
594,598 5,369
$ 67,138
Principal Funds, Inc. Institutional Class - 31 .99%
Bond Market Index Fund
(a)
1,739,681 14,648
Finisterre Emerging Markets Total Return Bond
Fund
(a)
770,242 6,847
Inflation Protection Fund
(a)
959,679 7,351
LargeCap S&P 500 Index Fund
(a)
49,850 1,284
LargeCap Value Fund III
(a)
85,439 1,672
Overseas Fund
(a)
94,612 1,024
Principal Capital Appreciation Fund
(a)
68,278 5,260
Short-Term Income Fund
(a)
399,681 4,736
$ 42,822
Principal Variable Contracts Funds, Inc.  Class 1 - 7 .94%
Equity Income Account
(a)
141,822 4,212
Government & High Quality Bond Account
(a)
690,825 5,748
Real Estate Securities Account
(a)
37,324 664
$ 10,624
TOTAL INVESTMENT COMPANIES $ 133,907
Total Investments $ 133,907
Other Assets and Liabilities -  (0.03)% (36)
TOTAL NET ASSETS - 100.00% $ 133,871
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 72 .04%
Domestic Equity Funds 21 .86%
International Equity Funds 3 .77%
Specialty Funds 1 .43%
Money Market Funds 0 .93%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 2,640 $ 50 $ 291 $ 2,657
Bond Market Index Fund 21,529 — 6,641 14,648
Core Fixed Income Fund 41,488 3,779 — 44,709
Diversified International Fund 3,499 1 422 3,336
Diversified Real Asset Fund 2,090 12 203 1,918
Equity Income Account 4,368 4 488 4,212
Finisterre Emerging Markets Total Return Bond Fund 3,497 3,430 135 6,847
Global Real Estate Securities Fund 720 — 28 679
Government & High Quality Bond Account 5,864 37 83 5,748
High Yield Fund 4,647 116 41 4,730
Inflation Protection Fund 7,473 102 223 7,351
LargeCap Growth Fund I 1,282 20 158 1,280
LargeCap S&P 500 Index Fund 1,346 — 196 1,284
LargeCap Value Fund III 1,304 380 144 1,672
Origin Emerging Markets Fund 629 — 661 —
Overseas Fund — 1,000 11 1,024
Principal Active High Yield ETF 2,284 — — 2,321
Principal Capital Appreciation Fund 5,786 — 1,154 5,260
Principal Government Money Market Fund - Class R-6 5.22% 720 583 53 1,250
Principal U.S. Mega-Cap ETF 9,605 — 1,496 9,009
Principal U.S. Small-Cap ETF — 714 — 743
Real Estate Securities Account 704 1 29 664
Short-Term Income Fund 4,764 61 97 4,736
Small-MidCap Dividend Income Fund 4,457 10 2,227 2,460
Spectrum Preferred and Capital Securities Income Fund 5,321 70 149 5,369
$ 136,017 $ 10,370 $ 14,930 $ 133,907
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 100 $ — $ 158
Bond Market Index Fund — (383) — 143
Core Fixed Income Fund 364 — — (558)
Diversified International Fund — 28 — 230
Diversified Real Asset Fund 12 11 — 8
Equity Income Account — 75 — 253
Finisterre Emerging Markets Total Return Bond Fund 126 (24) — 79
Global Real Estate Securities Fund — 1 — (14)
Government & High Quality Bond Account — (8) — (62)
High Yield Fund 75 — — 8
Inflation Protection Fund — (32) — 31
LargeCap Growth Fund I — 20 — 116
LargeCap S&P 500 Index Fund — 27 — 107
LargeCap Value Fund III — 4 — 128
Origin Emerging Markets Fund — (85) — 117
Overseas Fund — — — 35
Principal Active High Yield ETF 27 — — 37
Principal Capital Appreciation Fund — 136 — 492
Principal Government Money Market Fund - Class R-6 5.22% 11 — — —
Principal U.S. Mega-Cap ETF — 189 — 711
Principal U.S. Small-Cap ETF — — — 29
Real Estate Securities Account — (1) — (11)
Short-Term Income Fund 41 (2) — 10
Small-MidCap Dividend Income Fund 10 255 — (35)
Spectrum Preferred and Capital Securities Income Fund 67 (18) — 145
$ 733 $ 293 $ — $ 2,157
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .95%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
4,096,163 $ 4,096
Principal Exchange-Traded Funds - 17 .52%
Principal U.S. Mega-Cap ETF
(a)
1,124,000 57,729
Principal U.S. Small-Cap ETF
(a)
364,100 18,049
$ 75,778
Principal Funds, Inc. Class R-6 - 36 .69%
Blue Chip Fund
(a)
1,410,659 61,392
Diversified International Fund
(a)
1,566,458 22,056
Diversified Real Asset Fund
(a)
1,426,348 15,947
International Equity Index Fund
(a)
454,125 5,331
International Small Company Fund
(a)
1,038,299 10,964
LargeCap Growth Fund I
(a)
1,134,177 21,924
Origin Emerging Markets Fund
(a)
1,520,190 15,354
Small-MidCap Dividend Income Fund
(a)
301,475 5,722
$ 158,690
Principal Funds, Inc. Institutional Class - 30 .52%
LargeCap S&P 500 Index Fund
(a)
514,211 13,241
LargeCap Value Fund III
(a)
1,661,678 32,519
Overseas Fund
(a)
2,050,696 22,188
Principal Capital Appreciation Fund
(a)
831,320 64,045
$ 131,993
Principal Variable Contracts Funds, Inc.  Class 1 - 14 .35%
Equity Income Account
(a)
1,765,957 52,449
MidCap Account
(a),(c)
90,082 6,304
Real Estate Securities Account
(a)
187,288 3,332
$ 62,085
TOTAL INVESTMENT COMPANIES $ 432,642
Total Investments $ 432,642
Other Assets and Liabilities -  (0.03)% (120)
TOTAL NET ASSETS - 100.00% $ 432,522
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 77 .84%
International Equity Funds 17 .55%
Specialty Funds 3 .69%
Money Market Funds 0 .95%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Blue Chip Fund $ 57,171 $ 276 $ 1,746 $ 61,392
Diversified International Fund 20,515 424 474 22,056
Diversified Real Asset Fund 14,594 1,169 12 15,947
Equity Income Account 48,023 1,005 428 52,449
International Equity Index Fund 5,108 99 164 5,331
International Small Company Fund 9,694 822 73 10,964
LargeCap Growth Fund I 20,647 99 1,030 21,924
LargeCap S&P 500 Index Fund 12,247 193 475 13,241
LargeCap Value Fund III 23,568 6,646 161 32,519
MidCap Account 8,119 41 2,646 6,304
Origin Emerging Markets Fund 15,286 95 794 15,354
Overseas Fund 20,039 1,915 131 22,188
Principal Capital Appreciation Fund 58,390 326 1,624 64,045
Principal Government Money Market Fund - Class R-6 5.22% 2,691 1,553 148 4,096
Principal U.S. Mega-Cap ETF 53,166 — 642 57,729
Principal U.S. Small-Cap ETF 16,738 — — 18,049
Real Estate Securities Account 3,451 55 111 3,332
Small-MidCap Dividend Income Fund 10,487 46 5,301 5,722
$ 399,934 $ 14,764 $ 15,960 $ 432,642
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 418 $ — $ 5,273
Diversified International Fund — 7 — 1,584
Diversified Real Asset Fund 93 (2) — 198
Equity Income Account — 14 — 3,835
International Equity Index Fund — 2 — 286
International Small Company Fund — (17) — 538
LargeCap Growth Fund I — 67 — 2,141
LargeCap S&P 500 Index Fund — 16 — 1,260
LargeCap Value Fund III — 1 — 2,465
MidCap Account — 612 — 178
Origin Emerging Markets Fund — — — 767
Overseas Fund — (11) — 376
Principal Capital Appreciation Fund — 11 — 6,942
Principal Government Money Market Fund - Class R-6 5.22% 38 — — —
Principal U.S. Mega-Cap ETF — 76 — 5,129
Principal U.S. Small-Cap ETF — — — 1,311
Real Estate Securities Account — (4) — (59)
Small-MidCap Dividend Income Fund 22 547 — (57)
$ 153 $ 1,737 $ — $ 32,167
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .57 % Shares Held Value (000's)
Money Market Funds - 3 .57%
BlackRock Liquidity FedFund - Institutional Class
5.20%
(a),(b)
1,231,530 $ 1,231
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(c)
3,667,626 3,668
$ 4,899
TOTAL INVESTMENT COMPANIES $ 4,899
BONDS - 95 .85%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .40%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 401
Lockheed Martin Corp
4.50%, 02/15/2029 650 644
Northrop Grumman Corp
4.60%, 02/01/2029
(e)
500 494
RTX Corp
5.75%, 11/08/2026 375 381
$ 1,920
Agriculture - 0 .07%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 95
Airlines - 0 .58%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
508 495
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
309 306
$ 801
Automobile Asset Backed Securities - 6 .89%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 339 340
CPS Auto Receivables Trust 2022-B
2.88%, 06/15/2026
(d)
85 84
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
236 237
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
310 310
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
475 445
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 155 155
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 334 334
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 680 682
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 421 420
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 77 77
Navistar Financial Dealer Note Master Owner Trust
II
6.57%, 05/25/2027
(d)
800 800
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 296 296
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
1,050 1,035
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
532 513
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
500 495
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
750 747
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
200 191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
$ 900 $ 901
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 301 301
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
500 500
World Omni Auto Receivables Trust 2023-A
5.75%, 07/15/2026 255 255
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 354 354
$ 9,472
Banks - 15 .93%
Bank of America Corp
0.98%, 09/25/2025
(f)
1,250 1,221
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
700 655
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(f)
600 570
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 750 746
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(f)
500 499
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(f)
600 556
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 280
Barclays PLC
2.28%, 11/24/2027
(f)
500 460
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(f)
500 497
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(f)
400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 306
5.99%, 10/03/2028 160 166
Citigroup Inc
1.12%, 01/28/2027
(f)
900 832
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 676 672
5.17%, 02/13/2030
(f)
400 398
Secured Overnight Financing Rate + 1.36%
6.14%, 10/30/2024 400 401
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 174
6.82%, 11/20/2029
(f)
250 261
Secured Overnight Financing Rate + 2.51%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(f)
500 466
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(f)
500 489
Secured Overnight Financing Rate + 1.73%
6.12%, 12/09/2026 720 721
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
$ 700 $ 648
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
1,400 1,305
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(f)
350 341
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 595
Morgan Stanley
1.59%, 05/04/2027
(f)
850 786
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(f)
300 279
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(f)
250 249
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(f)
450 450
Secured Overnight Financing Rate + 1.45%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
200 197
1.60%, 09/29/2026
(d)
400 366
Royal Bank of Canada
0.88%, 01/20/2026 600 558
Societe Generale SA
2.63%, 01/22/2025
(d)
600 585
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 557
Truist Financial Corp
1.27%, 03/02/2027
(f)
348 322
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(f)
500 533
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(f)
650 641
Secured Overnight Financing Rate + 1.56%
3.87%, 01/12/2029
(d),(f)
750 709
3 Month USD LIBOR + 1.41%
US Bancorp
5.38%, 01/23/2030
(f)
175 176
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(f)
800 776
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(f)
400 385
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(f)
500 491
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 21,914
Beverages - 0 .43%
Constellation Brands Inc
4.80%, 01/15/2029 100 99
JDE Peet's NV
0.80%, 09/24/2024
(d)
500 488
$ 587
Biotechnology - 0 .29%
Amgen Inc
5.15%, 03/02/2028 400 403
Building Materials - 0 .22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 308
Chemicals - 0 .66%
Celanese US Holdings LLC
3.50%, 05/08/2024
(e)
200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nutrien Ltd
5.90%, 11/07/2024 $ 450 $ 450
Westlake Corp
3.60%, 08/15/2026 268 258
$ 908
Commercial Mortgage Backed Securities - 10 .95%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
545 520
BX Commercial Mortgage Trust 2021-21M
6.17%, 10/15/2036
(d)
253 251
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.29%, 11/15/2038
(d)
394 390
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.11%, 06/15/2038
(d)
265 263
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.14%, 09/15/2036
(d)
1,000 993
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.13%, 10/15/2038
(d)
782 776
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
352 348
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
750 740
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,649 1,491
1.69%, 07/15/2060
(d)
450 420
Cold Storage Trust 2020-ICE5
6.33%, 11/15/2037
(d)
590 589
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.35%, 05/15/2036
(d)
698 698
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.14%, 11/15/2038
(d)
749 743
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp II
4.32%, 09/10/2038
(d),(g)
460 447
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.24%, 04/15/2038
(d)
718 717
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.14%, 03/15/2038
(d)
639 632
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.62%, 05/15/2039
(d)
800 793
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHC Commercial Mortgage Trust 2021-MHC
6.24%, 04/15/2038
(d)
$ 839 $ 835
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.29%, 05/15/2038
(d)
590 587
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.14%, 07/15/2038
(d)
650 645
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.14%, 01/15/2027
(d)
456 452
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.92%, 10/15/2036
(d)
658 650
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.17%, 11/15/2038
(d)
574 570
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
500 503
$ 15,053
Computers - 0 .70%
Apple Inc
1.13%, 05/11/2025 1,000 957
Consumer Products - 0 .34%
Avery Dennison Corp
0.85%, 08/15/2024
(e)
475 466
Diversified Financial Services - 0 .62%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 500 488
6.45%, 04/15/2027
(d)
350 359
$ 847
Electric - 9 .98%
AES Corp/The
1.38%, 01/15/2026 900 833
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 136
5.95%, 03/30/2029
(d)
500 515
Black Hills Corp
1.04%, 08/23/2024 550 540
Consumers Energy Co
4.90%, 02/15/2029 375 376
Dominion Energy Inc
3.07%, 08/15/2024
(g)
530 524
DTE Energy Co
1.05%, 06/01/2025 250 237
2.53%, 10/01/2024
(g)
478 470
3.40%, 06/15/2029 500 459
5.10%, 03/01/2029 500 498
Duke Energy Corp
0.90%, 09/15/2025 500 469
Emera US Finance LP
0.83%, 06/15/2024
(e)
395 391
Entergy Louisiana LLC
0.95%, 10/01/2024 500 489
Evergy Inc
2.45%, 09/15/2024 200 197
Exelon Corp
5.15%, 03/15/2029 320 321
Fells Point Funding Trust
3.05%, 01/31/2027
(d)
750 704
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Fortis Inc/Canada
3.06%, 10/04/2026 $ 656 $ 621
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 167
4.90%, 03/15/2029 500 498
5.75%, 09/01/2025 800 803
6.05%, 03/01/2025 150 151
PacifiCorp
5.10%, 02/15/2029 450 453
Public Service Enterprise Group Inc
0.80%, 08/15/2025 700 658
2.88%, 06/15/2024 100 99
5.20%, 04/01/2029 500 500
5.88%, 10/15/2028 350 360
Southern Co/The
5.50%, 03/15/2029 500 510
Southwestern Electric Power Co
1.65%, 03/15/2026 600 560
Tampa Electric Co
4.90%, 03/01/2029 110 110
Tucson Electric Power Co
3.05%, 03/15/2025 100 98
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 760
Xcel Energy Inc
1.75%, 03/15/2027 250 225
$ 13,732
Food - 0 .93%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 310 305
Mondelez International Holdings Netherlands BV
0.75%, 09/24/2024
(d)
500 488
Nestle Holdings Inc
0.61%, 09/14/2024
(d)
500 489
$ 1,282
Forest Products & Paper - 0 .28%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
400 380
Gas - 0 .59%
NiSource Inc
0.95%, 08/15/2025
(e)
700 659
5.25%, 03/30/2028 150 151
$ 810
Healthcare - Products - 0 .36%
Solventum Corp
5.40%, 03/01/2029
(d)
500 501
Healthcare - Services - 1 .24%
Centene Corp
4.25%, 12/15/2027 750 715
HCA Inc
5.25%, 06/15/2026 1,000 997
$ 1,712
Home Builders - 0 .36%
DR Horton Inc
2.50%, 10/15/2024 500 492
Home Equity Asset Backed Securities - 0 .77%
JP Morgan Mortgage Trust 2023-HE1
7.07%, 11/25/2053
(d)
113 114
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.02%, 03/25/2054
(d)
582 586
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2023-HE3
6.92%, 05/25/2054
(d)
$ 363 $ 365
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
$ 1,065
Home Furnishings - 0 .18%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
250 248
Insurance - 3 .11%
Aon North America Inc
5.15%, 03/01/2029 700 704
Athene Global Funding
1.72%, 01/07/2025
(d)
400 388
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
500 465
1.10%, 06/23/2025
(d)
600 571
Markel Group Inc
3.50%, 11/01/2027 209 197
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
500 496
New York Life Global Funding
2.00%, 01/22/2025
(d)
500 487
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 464
5.07%, 03/25/2027
(d)
500 502
$ 4,274
Internet - 0 .34%
eBay Inc
1.40%, 05/10/2026 500 463
Media - 0 .21%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 288
Mining - 0 .46%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
400 397
Glencore Funding LLC
1.63%, 09/01/2025
(d)
250 237
$ 634
Mortgage Backed Securities - 4 .83%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
485 486
CHL Mortgage Pass-Through Trust 2003-46
5.55%, 01/19/2034
(g)
8 8
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
106 92
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
1,126 1,124
JP Morgan Mortgage Trust 2004-A3
5.39%, 07/25/2034
(g)
4 3
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
286 254
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
468 465
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
650 650
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
145 128
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
383 332
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PHH Mortgage Trust Series 2008-CIM1
7.69%, 06/25/2038 $ 29 $ 26
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
737 645
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
138 124
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
368 320
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
536 465
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
896 893
Sequoia Mortgage Trust 2024-2
6.00%, 12/25/2053
(d),(g)
292 290
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
5 5
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
11 11
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
217 183
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
85 77
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
64 56
$ 6,646
Office & Business Equipment - 0 .27%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 400 371
Oil & Gas - 0 .70%
Chevron USA Inc
0.69%, 08/12/2025 400 377
Exxon Mobil Corp
2.99%, 03/19/2025 450 441
Phillips 66
3.85%, 04/09/2025 150 148
$ 966
Other Asset Backed Securities - 15 .42%
AMMC CLO 15 Ltd
6.70%, 01/15/2032
(d)
598 599
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.67%, 10/22/2032
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
25 25
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
288 288
Dewolf Park CLO Ltd
6.50%, 10/15/2030
(d)
863 863
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
278 278
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
300 299
Fortress Credit Opportunities XVII CLO Ltd
6.68%, 01/15/2030
(d)
376 376
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables
5.32%, 08/17/2026
(d)
$ 500 $ 499
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 405 405
KKR CLO 18 Ltd
6.50%, 07/18/2030
(d)
606 606
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.96%, 10/20/2030
(d)
202 201
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.13%, 10/20/2030
(d)
400 399
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
297 297
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
605 605
Lake Shore MM CLO III LLC
7.06%, 10/17/2031
(d)
912 910
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.52%, 10/21/2030
(d)
974 974
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO XIII Ltd
0.00%, 04/15/2032
(d),(h),(i)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
6.90%, 04/15/2032
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
480 480
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
34 31
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
464 477
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
55 55
Oaktree CLO 2019-4 Ltd
6.70%, 10/20/2032
(d)
1,000 1,001
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Oaktree CLO 2024-25 Ltd
6.85%, 04/20/2037
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
6.37%, 04/15/2030
(d)
343 343
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.83%, 10/20/2031
(d)
314 313
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
250 249
2.47%, 02/15/2027
(d)
1,000 973
4.95%, 02/15/2029
(d)
650 648
5.52%, 10/15/2028
(d)
200 202
Shackleton 2017-X CLO Ltd
6.47%, 04/20/2029
(d)
216 216
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Stratus CLO 2021-2 Ltd
6.48%, 12/28/2029
(d)
$ 160 $ 160
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.42%, 01/17/2032
(d)
529 528
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,500 1,493
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
600 588
Verizon Master Trust
4.49%, 01/22/2029 700 692
4.89%, 04/13/2028 1,000 995
5.16%, 06/20/2029 600 601
5.23%, 11/22/2027 550 549
Voya 2012-4 Ltd
6.58%, 10/15/2030
(d)
458 458
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
34 33
$ 21,208
Packaging & Containers - 0 .52%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
300 299
1.51%, 04/15/2026
(d)
450 417
$ 716
Pharmaceuticals - 2 .09%
AbbVie Inc
2.60%, 11/21/2024 200 197
4.80%, 03/15/2029 500 501
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 401
Bristol-Myers Squibb Co
4.90%, 02/22/2029 500 502
Cigna Group/The
1.25%, 03/15/2026
(e)
208 193
Eli Lilly & Co
4.50%, 02/09/2029 500 498
Novartis Capital Corp
1.75%, 02/14/2025 300 291
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 298
$ 2,881
Pipelines - 2 .31%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 536
6.06%, 08/15/2026
(d)
150 152
Enbridge Inc
5.90%, 11/15/2026 525 535
Energy Transfer LP
4.40%, 03/15/2027 250 244
5.55%, 02/15/2028 600 608
Kinder Morgan Inc
5.00%, 02/01/2029 500 498
ONEOK Inc
5.55%, 11/01/2026 300 303
Williams Cos Inc/The
5.40%, 03/02/2026 300 301
$ 3,177
REITs - 2 .43%
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 256
5.49%, 03/15/2028
(d)
500 504
Crown Castle Inc
1.35%, 07/15/2025 250 237

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
4.00%, 11/15/2025 $ 65 $ 63
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 266
4.95%, 04/01/2024 250 250
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 452
1.88%, 07/15/2050
(d)
125 117
2.33%, 07/15/2052
(d)
653 574
2.84%, 01/15/2050
(d)
225 220
Ventas Realty LP
3.50%, 04/15/2024
(e)
400 400
$ 3,339
Semiconductors - 0 .76%
Micron Technology Inc
6.75%, 11/01/2029 325 349
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 200 194
Texas Instruments Inc
4.60%, 02/08/2029
(e)
500 501
$ 1,044
Software - 0 .77%
Oracle Corp
1.65%, 03/25/2026 300 280
Roper Technologies Inc
1.00%, 09/15/2025 300 282
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 498
$ 1,060
Student Loan Asset Backed Securities - 4 .87%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
59 56
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
66 62
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
122 108
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
241 210
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
237 196
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
304 257
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
141 125
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
5 5
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
16 16
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
66 62
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
108 98
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
112 101
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
127 114
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
76 71
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
89 78
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
669 585
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
116 102
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
303 262
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
326 278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
$ 187 $ 165
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
223 224
Navient Student Loan Trust
6.48%, 03/15/2072
(d)
527 534
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
482 435
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
152 138
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
303 277
SLM Private Credit Student Loan Trust 2004-A
5.99%, 06/15/2033 28 28
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.88%, 06/15/2039 320 310
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.79%, 12/15/2039 126 121
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
288 254
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
295 268
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
526 473
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
368 334
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
358 348
$ 6,695
Telecommunications - 2 .16%
AT&T Inc
1.70%, 03/25/2026 600 561
Cisco Systems Inc
4.85%, 02/26/2029 500 504
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
100 98
4.24%, 07/15/2048
(d)
290 276
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
288 286
5.15%, 03/20/2028
(d)
800 798
Verizon Communications Inc
1.45%, 03/20/2026 300 280
6.12%, 03/20/2026
(e)
168 169
Secured Overnight Financing Rate + 0.79%
$ 2,972
Transportation - 0 .52%
Canadian Pacific Railway Co
1.35%, 12/02/2024 350 340
Ryder System Inc
1.75%, 09/01/2026 400 369
$ 709
Trucking & Leasing - 0 .31%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
425 422
TOTAL BONDS $ 131,818
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .66%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.07%, 09/01/2035 $ 4 $ 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%

Schedule of Investments
Short-Term Income Account
March 31, 2024 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .02%
5.81%, 08/01/2034 $ 2 $ 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
5.93%, 02/01/2037 6 6
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.04%
6.02%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.13%, 01/01/2035 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
7.34%, 04/01/2033 6 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
$ 22
U.S. Treasury - 1 .64%
2.25%, 11/15/2027 1,820 1,693
2.38%, 05/15/2027 600 565
$ 2,258
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,284
Total Investments $ 139,001
Other Assets and Liabilities -  (1.08)% (1,479)
TOTAL NET ASSETS - 100.00% $ 137,522
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,231 or
0.90% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $72,258 or 52.54% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,195 or 0.87% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Portfolio Summary
Sector Percent
Asset Backed Securities 27 .95%
Financial 22 .09%
Mortgage Securities 15 .80%
Utilities 10 .57%
Consumer, Non-cyclical 5 .75%
Money Market Funds 3 .57%
Energy 3 .01%
Industrial 2 .97%
Communications 2 .71%
Technology 2 .50%
Government 1 .64%
Basic Materials 1 .40%
Consumer, Cyclical 1 .12%
Other Assets and Liabilities
( 1 .08 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 3,770 $ 18,146 $ 18,248 $ 3,668
$ 3,770 $ 18,146 $ 18,248 $ 3,668
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2024 Long 103 $ 11,023 $ 25
Total $ 25
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .77 % Shares Held Value (000's)
Money Market Funds - 0 .77%
Principal Government Money Market Fund - Class
R-6 5.22%
(a),(b)
1,436,331 $ 1,436
TOTAL INVESTMENT COMPANIES $ 1,436
COMMON STOCKS - 99 .08 % Shares Held Value (000's)
Aerospace & Defense - 0 .79%
AAR Corp
(c)
24,500 $ 1,467
Agriculture - 1 .28%
Darling Ingredients Inc
(c)
34,000 1,581
Vital Farms Inc
(c)
34,200 795
$ 2,376
Apparel - 1 .04%
PVH Corp 13,700 1,926
Automobile Parts & Equipment - 0 .66%
Visteon Corp
(c)
10,400 1,223
Banks - 7 .58%
Ameris Bancorp 29,000 1,403
Bancorp Inc/The
(c)
20,700 693
CVB Financial Corp 66,700 1,190
First Merchants Corp 23,900 834
FNB Corp/PA 129,758 1,830
Independent Bank Corp/MI 18,700 474
Pinnacle Financial Partners Inc 18,600 1,597
Popular Inc 26,800 2,361
Trustmark Corp 18,500 520
Webster Financial Corp 15,307 777
Wintrust Financial Corp 23,100 2,411
$ 14,090
Biotechnology - 5 .26%
Bridgebio Pharma Inc
(c)
37,200 1,150
Cellectis SA ADR
(c)
37,100 98
Denali Therapeutics Inc
(c)
41,100 843
Guardant Health Inc
(c)
8,100 167
Immunocore Holdings PLC ADR
(c)
17,500 1,138
Immunovant Inc
(c)
20,000 646
Insmed Inc
(c)
56,500 1,533
Intra-Cellular Therapies Inc
(c)
18,400 1,273
Iovance Biotherapeutics Inc
(c)
70,000 1,038
MacroGenics Inc
(c)
28,500 420
Metagenomi Inc
(c)
11,600 122
Olink Holding AB ADR
(c)
17,282 406
Viking Therapeutics Inc
(c)
11,400 935
$ 9,769
Building Materials - 4 .42%
Modine Manufacturing Co
(c)
30,600 2,913
SPX Technologies Inc
(c)
6,300 776
Summit Materials Inc
(c)
48,800 2,175
Trex Co Inc
(c)
23,500 2,344
$ 8,208
Chemicals - 1 .08%
Arcadium Lithium PLC
(c)
135,698 585
Koppers Holdings Inc 25,800 1,423
$ 2,008
Commercial Services - 2 .89%
AMN Healthcare Services Inc
(c)
12,400 775
Flywire Corp
(c)
34,900 866
Huron Consulting Group Inc
(c)
9,800 947
ICF International Inc 9,700 1,461
Progyny Inc
(c)
34,500 1,316
$ 5,365
Computers - 5 .60%
ExlService Holdings Inc
(c)
48,700 1,549
Parsons Corp
(c)
30,000 2,488
Super Micro Computer Inc
(c)
4,500 4,545
Varonis Systems Inc
(c)
38,800 1,830
$ 10,412
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .52%
Core & Main Inc
(c)
15,400 $ 882
WESCO International Inc 11,300 1,935
$ 2,817
Diversified Financial Services - 2 .92%
Janus Henderson Group PLC 23,200 763
Lazard Inc 56,575 2,369
Stifel Financial Corp 29,300 2,290
$ 5,422
Electric - 1 .67%
Brookfield Renewable Corp 44,700 1,098
Portland General Electric Co 47,800 2,008
$ 3,106
Electrical Components & Equipment - 0 .99%
EnerSys 19,400 1,833
Electronics - 4 .10%
Advanced Energy Industries Inc 16,100 1,642
Atkore Inc 14,200 2,703
Mirion Technologies Inc - Warrants
(c)
45,150 101
TD SYNNEX Corp 14,132 1,599
Vishay Intertechnology Inc 69,500 1,576
$ 7,621
Engineering & Construction - 2 .51%
Dycom Industries Inc
(c)
16,600 2,383
MYR Group Inc
(c)
12,900 2,280
$ 4,663
Entertainment - 2 .97%
Caesars Entertainment Inc
(c)
27,700 1,211
Golden Entertainment Inc 36,400 1,341
TKO Group Holdings Inc 19,100 1,650
Vail Resorts Inc 5,900 1,315
$ 5,517
Food - 1 .22%
Performance Food Group Co
(c)
30,500 2,277
Gas - 1 .20%
Southwest Gas Holdings Inc 29,300 2,231
Hand & Machine Tools - 0 .85%
Regal Rexnord Corp 8,800 1,585
Healthcare - Products - 3 .30%
Castle Biosciences Inc
(c)
50,500 1,118
Exact Sciences Corp
(c)
29,700 2,051
Natera Inc
(c)
29,299 2,680
Nevro Corp
(c)
19,400 280
$ 6,129
Healthcare - Services - 1 .95%
Acadia Healthcare Co Inc
(c)
5,300 420
Addus HomeCare Corp
(c)
8,700 899
LifeStance Health Group Inc
(c)
122,800 758
RadNet Inc
(c)
31,800 1,547
$ 3,624
Home Builders - 1 .78%
Taylor Morrison Home Corp
(c)
53,100 3,301
Insurance - 3 .59%
CNO Financial Group Inc 42,471 1,167
Essent Group Ltd 26,500 1,577
Hanover Insurance Group Inc/The 11,200 1,525
Lincoln National Corp 30,700 980
Primerica Inc 5,600 1,417
$ 6,666
Internet - 0 .04%
Lulu's Fashion Lounge Holdings Inc
(c)
57,200 80
Iron & Steel - 1 .24%
Commercial Metals Co 39,300 2,310
Leisure Products & Services - 1 .01%
Life Time Group Holdings Inc
(c)
94,000 1,459
Lindblad Expeditions Holdings Inc
(c)
45,300 423
$ 1,882

Schedule of Investments
SmallCap Account
March 31, 2024 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .18%
Chart Industries Inc
(c)
15,000 $ 2,471
Middleby Corp/The
(c)
9,385 1,509
Zurn Elkay Water Solutions Corp 57,600 1,928
$ 5,908
Mining - 0 .06%
Piedmont Lithium Inc
(c)
7,800 104
Oil & Gas - 5 .25%
Chord Energy Corp 6,700 1,194
Civitas Resources Inc 28,500 2,164
Gulfport Energy Corp
(c)
14,500 2,322
Northern Oil & Gas Inc 30,000 1,190
Patterson-UTI Energy Inc 112,500 1,343
Valaris Ltd
(c)
20,500 1,543
$ 9,756
Oil & Gas Services - 0 .96%
ChampionX Corp 50,000 1,794
Packaging & Containers - 1 .20%
Graphic Packaging Holding Co 76,400 2,229
Pharmaceuticals - 2 .31%
BellRing Brands Inc
(c)
15,300 903
Collegium Pharmaceutical Inc
(c)
48,800 1,895
Dexcom Inc
(c)
10,800 1,498
$ 4,296
REITs - 5 .87%
Agree Realty Corp 35,900 2,051
Cousins Properties Inc 60,601 1,457
First Industrial Realty Trust Inc 45,400 2,385
Ladder Capital Corp 66,400 739
Pebblebrook Hotel Trust 156,720 2,415
Rexford Industrial Realty Inc 37,000 1,861
$ 10,908
Retail - 4 .06%
BJ's Wholesale Club Holdings Inc
(c)
26,800 2,028
Bloomin' Brands Inc 63,200 1,813
Caleres Inc 52,800 2,166
Portillo's Inc
(c)
49,300 699
Sally Beauty Holdings Inc
(c)
67,100 833
$ 7,539
Semiconductors - 2 .05%
Allegro MicroSystems Inc
(c)
50,400 1,359
Entegris Inc 12,700 1,785
SiTime Corp
(c)
7,100 662
$ 3,806
Software - 7 .97%
Aspen Technology Inc
(c)
3,344 713
Bentley Systems Inc 9,400 491
Concentrix Corp 4,995 331
DigitalOcean Holdings Inc
(c)
27,300 1,042
DoubleVerify Holdings Inc
(c)
33,300 1,171
Duolingo Inc
(c)
4,000 882
Jamf Holding Corp
(c)
27,500 505
JFrog Ltd
(c)
23,900 1,057
Manhattan Associates Inc
(c)
9,100 2,277
Privia Health Group Inc
(c)
74,600 1,461
Progress Software Corp 18,900 1,008
Sophia Genetics SA
(c)
30,300 149
Sprout Social Inc
(c)
24,200 1,445
Verra Mobility Corp
(c)
91,200 2,277
$ 14,809
Telecommunications - 0 .59%
Credo Technology Group Holding Ltd
(c)
52,175 1,106
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .12%
Hub Group Inc 28,000 $ 1,210
Teekay Tankers Ltd 26,700 1,559
World Kinect Corp 44,376 1,174
$ 3,943
TOTAL COMMON STOCKS $ 184,106
Total Investments $ 185,542
Other Assets and Liabilities -  0.15% 285
TOTAL NET ASSETS - 100.00% $ 185,827
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Industrial 20 .16%
Financial 19 .96%
Consumer, Non-cyclical 18 .21%
Technology 15 .62%
Consumer, Cyclical 13 .04%
Energy 6 .21%
Utilities 2 .87%
Basic Materials 2 .38%
Money Market Funds 0 .77%
Communications 0 .63%
Other Assets and Liabilities
0 .15%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
March 31, 2024 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 1,302 $ 9,325 $ 9,191 $ 1,436
$ 1,302 $ 9,325 $ 9,191 $ 1,436
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap Buffer April Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 27 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 27 .04%
iShares Core S&P 500 ETF
(a)
21,053 $ 11,068
SPDR Portfolio S&P 500 ETF 46,772 2,878
SPDR S&P 500 ETF Trust 4,231 2,213
Vanguard S&P 500 ETF 6,905 3,320
$ 19,479
Money Market Funds - 0 .21%
Principal Government Money Market Fund - Class
R-6 5.22%
(b),(c)
149,333 149
TOTAL INVESTMENT COMPANIES $ 19,628
TOTAL PURCHASED OPTIONS - 5.09% $ 3,668
Total Investments $ 23,296
Other Assets and Liabilities -  67.66% 48,748
TOTAL NET ASSETS - 100.00% $ 72,044
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$10,180 or 14.13% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 27 .04%
Purchased Options 5 .09%
Money Market Funds 0 .21%
Other Assets and Liabilities
67 .66%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 14 $ 1,204 $ 1,069 $ 149
$ 14 $ 1,204 $ 1,069 $ 149
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 52 $ 5 $ 5 .25 04/01/2025 $ 2,683 $ 2,685 $ 2
Put - S&P 500 Mini Index
(a)
N/A 428 43 $ 525 .44 04/01/2025 994 983 (11)
Total $ 3,677 $ 3,668 $ (9)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 119 $ 12 $ 577 .98 04/01/2025 $ (208) $ (201) $ 7
Put - S&P 500 Mini Index
(a)
N/A 428 43 $ 472 .90 04/01/2025 (507) (514) (7)
Total $ (715) $ (715) $ —
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer January Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 165 .47 % Shares Held Value (000's)
Exchange-Traded Funds - 165 .22%
iShares Core S&P 500 ETF
(a)
84,802 $ 44,583
SPDR Portfolio S&P 500 ETF
(a)
188,373 11,590
SPDR S&P 500 ETF Trust
(a)
17,026 8,906
Vanguard S&P 500 ETF
(a)
27,801 13,364
$ 78,443
Money Market Funds - 0 .25%
Principal Government Money Market Fund - Class
R-6 5.22%
(b),(c)
117,047 117
TOTAL INVESTMENT COMPANIES $ 78,560
TOTAL PURCHASED OPTIONS - 27.07% $ 12,851
Total Investments $ 91,411
Other Assets and Liabilities -  (92.54)% (43,934)
TOTAL NET ASSETS - 100.00% $ 47,477
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$27,376 or 57.66% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 165 .22%
Purchased Options 27 .07%
Money Market Funds 0 .25%
Other Assets and Liabilities
( 92 .54 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ — $ 52,571 $ 52,454 $ 117
$ — $ 52,571 $ 52,454 $ 117
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ 19 $ — $ — $ —
$ 19 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 217 $ 22 $ 4 .77 01/02/2025 $ 10,237 $ 11,223 $ 986
Put - S&P 500 Mini Index
(a)
N/A 1,730 173 $ 476 .98 01/02/2025 3,773 1,628 (2,145)
Total $ 14,010 $ 12,851 $ (1,159)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 506 $ 51 $ 524 .68 01/02/2025 $ (727) $ (1,869) $ (1,142)
Put - S&P 500 Mini Index
(a)
N/A 1,730 173 $ 429 .28 01/02/2025 (1,981) (840) 1,141
Total $ (2,708) $ (2,709) $ (1)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer July Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 98 .68 % Shares Held Value (000's)
Exchange-Traded Funds - 98 .50%
iShares Core S&P 500 ETF
(a)
35,895 $ 18,871
SPDR Portfolio S&P 500 ETF
(a)
79,975 4,921
SPDR S&P 500 ETF Trust
(a)
7,186 3,758
Vanguard S&P 500 ETF
(a)
11,762 5,654
$ 33,204
Money Market Funds - 0 .18%
Principal Government Money Market Fund - Class
R-6 5.22%
(b),(c)
61,860 62
TOTAL INVESTMENT COMPANIES $ 33,266
TOTAL PURCHASED OPTIONS - 15.20% $ 5,122
Total Investments $ 38,388
Other Assets and Liabilities -  (13.88)% (4,678)
TOTAL NET ASSETS - 100.00% $ 33,710
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$10,999 or 32.63% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 98 .50%
Purchased Options 15 .20%
Money Market Funds 0 .18%
Other Assets and Liabilities
( 13 .88 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 50 $ 633 $ 621 $ 62
$ 50 $ 633 $ 621 $ 62
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 97 $ 10 $ 4 .45 07/01/2024 $ 4,275 $ 5,038 $ 763
Put - S&P 500 Mini Index
(a)
N/A 733 73 $ 445 .04 07/01/2024 1,410 84 (1,326)
Total $ 5,685 $ 5,122 $ (563)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 153 $ 15 $ 489 .54 07/01/2024 $ (194) $ (677) $ (483)
Put - S&P 500 Mini Index
(a)
N/A 733 73 $ 400 .54 07/01/2024 (755) (40) 715
Total $ (949) $ (717) $ 232
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap Buffer October Account
March 31, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 90 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 89 .84%
iShares Core S&P 500 ETF
(a)
19,196 $ 10,092
SPDR Portfolio S&P 500 ETF 42,675 2,626
SPDR S&P 500 ETF Trust
(a)
3,836 2,006
Vanguard S&P 500 ETF 6,279 3,018
$ 17,742
Money Market Funds - 0 .24%
Principal Government Money Market Fund - Class
R-6 5.22%
(b),(c)
46,539 47
TOTAL INVESTMENT COMPANIES $ 17,789
TOTAL PURCHASED OPTIONS - 15.77% $ 3,115
Total Investments $ 20,904
Other Assets and Liabilities -  (5.85)% (1,155)
TOTAL NET ASSETS - 100.00% $ 19,749
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$7,183 or 36.37% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Exchange-Traded Funds 89 .84%
Purchased Options 15 .77%
Money Market Funds 0 .24%
Other Assets and Liabilities
( 5 .85 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2023 Purchases Sales March 31, 2024
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.22% $ 662 $ 910 $ 1,525 $ 47
$ 662 $ 910 $ 1,525 $ 47
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 58 $ 6 $ 4 .29 10/01/2024 $ 2,506 $ 3,008 $ 502
Put - S&P 500 Mini Index
(a)
N/A 399 40 $ 428 .81 10/01/2024 839 107 (732)
Total $ 3,345 $ 3,115 $ (230)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 103 $ 10 $ 471 .69 10/01/2024 $ (170) $ (710) $ (540)
Put - S&P 500 Mini Index
(a)
N/A 399 40 $ 385 .93 10/01/2024 (451) (62) 389
Total $ (621) $ (772) $ (151)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
March 31, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

March 31, 2024 (unaudited)

Security Valuation.
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account,
Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Global
Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020
Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap Buffer April Account, U.S. LargeCap Buffer January Account, U.S. LargeCap Buffer July Account, and U.S.
LargeCap Buffer October Account known as "the Funds”, may invest in other series of Principal Variable Contracts Funds, Inc. (the “Fund”) and
Principal Funds, Inc. and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation. The Funds value securities, including exchange-traded fund, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invests in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset value, for example weekends and other customary national U.S. holidays, the Funds net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

March 31, 2024 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 19,415 $ — $ — $ 19,415
Investment Companies* 61 — — 61
Total investments in securities $ 19,476 $ — $ — $ 19,476
Bond Market Index Account
Bonds* — 719,792 — 719,792
Investment Companies* 71,158 — — 71,158
Municipal Bonds* — 12,647 — 12,647
U.S. Government & Government Agency Obligations* — 1,691,831 — 1,691,831
Total investments in securities $ 71,158 $ 2,424,270 $ — $ 2,495,428

March 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 125,764 $ 1 $ 125,765
Investment Companies* 3,707 — — 3,707
Senior Floating Rate Interests* — 2,062 — 2,062
U.S. Government & Government Agency Obligations* — 87,677 — 87,677
Total investments in securities $ 3,707 $ 215,503 $ 1 $ 219,211
Derivative Assets
Interest Rate Contracts
Futures** 165 — — 165
Derivative Liabilities
Interest Rate Contracts
Futures** (39) — — (39)
Diversified Balanced Account
Investment Companies* 731,343 — — 731,343
Total investments in securities $ 731,343 $ — $ — $ 731,343
Diversified Balanced Managed Volatility Account
Investment Companies* 132,304 — — 132,304
Total investments in securities $ 132,304 $ — $ — $ 132,304
Diversified Balanced Volatility Control Account
Investment Companies* 248,136 — — 248,136
Total investments in securities $ 248,136 $ — $ — $ 248,136
Diversified Growth Account
Investment Companies* 3,076,039 — — 3,076,039
Total investments in securities $ 3,076,039 $ — $ — $ 3,076,039
Diversified Growth Managed Volatility Account
Investment Companies* 283,632 — — 283,632
Total investments in securities $ 283,632 $ — $ — $ 283,632
Diversified Growth Volatility Control Account
Investment Companies* 1,525,413 — — 1,525,413
Total investments in securities $ 1,525,413 $ — $ — $ 1,525,413
Diversified Income Account
Investment Companies* 245,101 — — 245,101
Total investments in securities $ 245,101 $ — $ — $ 245,101
Diversified International Account
Common Stocks
Basic Materials — 3,305 — 3,305
Communications 2,201 10,830 — 13,031
Consumer, Cyclical 9,819 36,816 — 46,635
Consumer, Non-cyclical 3,874 37,826 — 41,700
Energy 13,810 4,287 — 18,097
Financial 14,807 52,446 — 67,253
Industrial 7,492 34,010 — 41,502
Technology — 33,762 — 33,762
Utilities — 2,594 — 2,594
Investment Companies* 2,570 — — 2,570
Total investments in securities $ 54,573 $ 215,876 $ — $ 270,449
Equity Income Account
Common Stocks* 688,793 — — 688,793
Investment Companies* 15,821 — — 15,821
Total investments in securities $ 704,614 $ — $ — $ 704,614

March 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Emerging Markets Account
Common Stocks
Basic Materials $ 1,338 $ 1,088 $ — $ 2,426
Communications 1,715 7,404 — 9,119
Consumer, Cyclical 1,354 5,472 — 6,826
Consumer, Non-cyclical 1,253 5,941 — 7,194
Energy 403 2,156 — 2,559
Financial 2,126 11,680 — 13,806
Industrial 1,593 5,929 — 7,522
Technology 760 15,275 — 16,035
Utilities 245 1,558 — 1,803
Investment Companies* 592 — — 592
Preferred Stocks
Consumer, Cyclical — 409 — 409
Energy 909 — — 909
Financial — 12 — 12
Total investments in securities $ 12,288 $ 56,924 $ — $ 69,212
Government & High Quality Bond Account
Bonds* — 32,467 — 32,467
Investment Companies* 2,458 — — 2,458
U.S. Government & Government Agency Obligations* — 99,685 — 99,685
Total investments in securities $ 2,458 $ 132,152 $ — $ 134,610
Derivative Assets
Interest Rate Contracts
Futures** 84 — — 84
Derivative Liabilities
Interest Rate Contracts
Futures** (1) — — (1)
LargeCap Growth Account I
Common Stocks
Basic Materials 445 — — 445
Communications 120,853 — — 120,853
Consumer, Cyclical 40,935 — — 40,935
Consumer, Non-cyclical 126,300 — — 126,300
Energy 2,724 — — 2,724
Financial 50,682 — — 50,682
Industrial 28,434 — — 28,434
Technology 245,070 — 152 245,222
Utilities 42 — — 42
Convertible Preferred Stocks
Basic Materials — — 100 100
Consumer, Cyclical — — 153 153
Technology — — 188 188
Investment Companies* 15,205 — — 15,205
Total investments in securities $ 630,690 $ — $ 593 $ 631,283
Derivative Assets
Equity Contracts
Futures** 36 — — 36
LargeCap S&P 500 Index Account
Common Stocks* 2,786,989 — — 2,786,989
Investment Companies* 22,192 — — 22,192
Total investments in securities $ 2,809,181 $ — $ — $ 2,809,181
Derivative Assets
Equity Contracts
Futures** 213 — — 213
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 160,754 — — 160,754
Investment Companies* 8,507 — — 8,507
Purchased Options — 52 — 52
Total investments in securities $ 169,261 $ 52 $ — $ 169,313

March 31, 2024 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account (continued)
Derivative Assets
Equity Contracts
Futures** $ 8 $ — $ — $ 8
Derivative Liabilities
Equity Contracts
Written Options — (40) — (40)
MidCap Account
Common Stocks
Basic Materials 4,183 — — 4,183
Communications 18,130 — — 18,130
Consumer, Cyclical 183,162 — — 183,162
Consumer, Non-cyclical 67,807 — — 67,807
Financial 165,385 — — 165,385
Industrial 109,469 — — 109,469
Technology 84,579 — — 84,579
Utilities 20,878 — — 20,878
Investment Companies* 2,921 — — 2,921
Total investments in securities $ 656,514 $ — $ — $ 656,514
Principal Capital Appreciation Account
Common Stocks* 200,166 — — 200,166
Investment Companies* 1,281 — — 1,281
Total investments in securities $ 201,447 $ — $ — $ 201,447
Principal LifeTime 2020 Account
Investment Companies* 150,095 — — 150,095
Total investments in securities $ 150,095 $ — $ — $ 150,095
Principal LifeTime 2030 Account
Investment Companies* 294,014 — — 294,014
Total investments in securities $ 294,014 $ — $ — $ 294,014
Principal LifeTime 2040 Account
Investment Companies* 158,407 — — 158,407
Total investments in securities $ 158,407 $ — $ — $ 158,407
Principal LifeTime 2050 Account
Investment Companies* 76,026 — — 76,026
Total investments in securities $ 76,026 $ — $ — $ 76,026
Principal LifeTime 2060 Account
Investment Companies* 24,030 — — 24,030
Total investments in securities $ 24,030 $ — $ — $ 24,030
Principal LifeTime Strategic Income Account
Investment Companies* 54,396 — — 54,396
Total investments in securities $ 54,396 $ — $ — $ 54,396
Real Estate Securities Account
Common Stocks* 144,824 — — 144,824
Investment Companies* — — — —
Total investments in securities $ 144,824 $ — $ — $ 144,824
SAM Balanced Portfolio
Investment Companies* 607,786 — — 607,786
Total investments in securities $ 607,786 $ — $ — $ 607,786
SAM Conservative Balanced Portfolio
Investment Companies* 167,717 — — 167,717
Total investments in securities $ 167,717 $ — $ — $ 167,717

March 31, 2024 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies* $ 408,292 $ — $ — $ 408,292
Total investments in securities $ 408,292 $ — $ — $ 408,292
SAM Flexible Income Portfolio
Investment Companies* 133,907 — — 133,907
Total investments in securities $ 133,907 $ — $ — $ 133,907
SAM Strategic Growth Portfolio
Investment Companies* 432,642 — — 432,642
Total investments in securities $ 432,642 $ — $ — $ 432,642
Short-Term Income Account
Bonds* — 131,818 — 131,818
Investment Companies* 4,899 — — 4,899
U.S. Government & Government Agency Obligations* — 2,284 — 2,284
Total investments in securities $ 4,899 $ 134,102 $ — $ 139,001
Derivative Assets
Interest Rate Contracts
Futures** 25 — — 25
SmallCap Account
Common Stocks* 184,106 — — 184,106
Investment Companies* 1,436 — — 1,436
Total investments in securities $ 185,542 $ — $ — $ 185,542
U.S. LargeCap Buffer April Account
Investment Companies* 19,628 — — 19,628
Purchased Options — 3,668 — 3,668
Total investments in securities $ 19,628 $ 3,668 $ — $ 23,296
Derivative Liabilities
Equity Contracts
Written Options — (715) — (715)
U.S. LargeCap Buffer January Account
Investment Companies* 78,560 — — 78,560
Purchased Options — 12,851 — 12,851
Total investments in securities $ 78,560 $ 12,851 $ — $ 91,411
Derivative Liabilities
Equity Contracts
Written Options — (2,709) — (2,709)
U.S. LargeCap Buffer July Account
Investment Companies* 33,266 — — 33,266
Purchased Options — 5,122 — 5,122
Total investments in securities $ 33,266 $ 5,122 $ — $ 38,388
Derivative Liabilities
Equity Contracts
Written Options — (717) — (717)
U.S. LargeCap Buffer October Account
Investment Companies* 17,789 — — 17,789
Purchased Options — 3,115 — 3,115
Total investments in securities $ 17,789 $ 3,115 $ — $ 20,904
Derivative Liabilities
Equity Contracts
Written Options — (772) — (772)